THE DIRECTOR SOLUTION PLUS
SEPARATE ACCOUNT TWO
HARTFORD LIFE INSURANCE COMPANY
P.O. BOX 5085
HARTFORD, CONNECTICUT 06102-5085
TELEPHONE: 1-800-862-6668 (CONTRACT OWNERS)
1-800-862-7155 (REGISTERED REPRESENTATIVES)                   [LOGO]

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This prospectus describes information you should know before you purchase The Director SOLUTION Plus variable annuity. Please read it carefully.

We call this annuity The Director SOLUTION Plus because each time you make a Premium Payment, Hartford will credit your Contract Value with a Payment Enhancement. The expenses for this annuity may be higher than the expenses for an annuity without the Payment Enhancements. The Payment Enhancements may, over time, be more than offset by the higher expenses.

The Director SOLUTION Plus variable annuity is a contract between you and Hartford Life Insurance Company where you agree to make at least one Premium Payment to us and we agree to make a series of Annuity Payouts at a later date. This Contract is a flexible premium, tax-deferred, variable annuity offered to both individuals and groups. It is:

x  Flexible, because you may add Premium Payments at any time.

x Tax-deferred, which means you don't pay taxes until you take money out or until we start to make Annuity Payouts.

x Variable, because the value of your Contract will fluctuate with the performance of the underlying Funds.
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At the time you purchase your Contract, you allocate your Premium Payment to "Sub-Accounts." These are subdivisions of our Separate Account, an account that keeps your Contract assets separate from our company assets. The Sub-Accounts then purchase shares of mutual funds set up exclusively for variable annuity or variable life insurance products. These are not the same mutual funds that you buy through your stockbroker or through a retail mutual fund. They may have similar investment strategies and the same portfolio managers as retail mutual funds. This Contract offers you Funds with investment strategies ranging from conservative to aggressive and you may pick those Funds that meet your investment goals and risk tolerance. The Sub-Accounts and the Funds are listed below:

- MERRILL LYNCH GLOBAL GROWTH FOCUS FUND SUB-ACCOUNT which purchases Class A shares of Merrill Lynch Global Growth Focus Fund of Merrill Lynch Variable Series Funds, Inc.

- MERRILL LYNCH LARGE CAP GROWTH FOCUS FUND SUB-ACCOUNT (formerly Mercury V.I. U.S. Large Cap Fund Sub-Account) which purchases Class A shares of Merrill Lynch Large Cap Growth Focus Fund (formerly Mercury V.I. U.S. Large Cap Fund) of Mercury V.I. Funds, Inc. (formerly Mercury Asset Management V.I.
  Funds, Inc.)

- HARTFORD ADVISERS HLS FUND SUB-ACCOUNT which purchases Class IB shares of Hartford Advisers HLS Fund, Inc.

- HARTFORD BOND HLS FUND SUB-ACCOUNT which purchases Class IB shares of Hartford Bond HLS Fund, Inc.

- HARTFORD CAPITAL APPRECIATION HLS FUND SUB-ACCOUNT which purchases Class IB shares of Hartford Capital Appreciation HLS Fund, Inc.

- HARTFORD DIVIDEND AND GROWTH HLS FUND SUB-ACCOUNT which purchases Class IB shares of Hartford Dividend and Growth HLS Fund, Inc.

- HARTFORD FOCUS HLS FUND SUB-ACCOUNT which purchases Class IB shares of Hartford Focus HLS Fund of Hartford Series Fund, Inc.

- HARTFORD GLOBAL ADVISERS HLS FUND SUB-ACCOUNT (formerly Hartford International Advisers HLS Fund Sub-Account) which purchases Class IB shares of Hartford Global Advisers HLS Fund, Inc.

- HARTFORD GLOBAL COMMUNICATIONS HLS FUND SUB-ACCOUNT which purchases Class IB shares of Hartford Global Communications HLS Fund of Hartford Series
  Fund, Inc.

- HARTFORD GLOBAL FINANCIAL SERVICES HLS FUND SUB-ACCOUNT which purchases Class IB shares of Hartford Global Financial Services HLS Fund of Hartford Series Fund, Inc.

- HARTFORD GLOBAL HEALTH HLS FUND SUB-ACCOUNT which purchases Class IB shares of Hartford Global Health HLS Fund of Hartford Series Fund, Inc.

- HARTFORD GLOBAL LEADERS HLS FUND SUB-ACCOUNT which purchases Class IB shares of Hartford Global Leaders HLS Fund of Hartford Series Fund, Inc.

- HARTFORD GLOBAL TECHNOLOGY HLS FUND SUB-ACCOUNT which purchases Class IB shares of Hartford Global Technology HLS Fund of Hartford Series Fund, Inc.

- HARTFORD GROWTH AND INCOME HLS FUND SUB-ACCOUNT which purchases Class IB shares of Hartford Growth and Income HLS Fund of Hartford Series Fund, Inc.

- HARTFORD HIGH YIELD HLS FUND SUB-ACCOUNT which purchases Class IB shares of Hartford High Yield HLS Fund of Hartford Series Fund, Inc.

- HARTFORD INDEX HLS FUND SUB-ACCOUNT which purchases Class IB shares of Hartford Index HLS Fund, Inc.

- HARTFORD INTERNATIONAL CAPITAL APPRECIATION HLS FUND SUB-ACCOUNT which purchases Class IB shares of Hartford International Capital Appreciation HLS Fund of Hartford Series Fund, Inc.

- HARTFORD INTERNATIONAL OPPORTUNITIES HLS FUND SUB-ACCOUNT which purchases Class IB shares of Hartford International Opportunities HLS Fund, Inc.

- HARTFORD INTERNATIONAL SMALL COMPANY HLS FUND SUB-ACCOUNT which purchases Class IB shares of Hartford International Small Company HLS Fund of Hartford Series Fund, Inc.

- HARTFORD MIDCAP HLS FUND SUB-ACCOUNT which purchases Class IB shares of Hartford MidCap HLS Fund, Inc. (Effective as of the close of the New York Stock Exchange on June 29, 2001, closed to new and subsequent Premium Payments and transfers of Contract Value)

- HARTFORD MIDCAP VALUE HLS FUND SUB-ACCOUNT which purchases Class IB shares of Hartford MidCap Value HLS Fund of Hartford Series Fund, Inc.

- HARTFORD MONEY MARKET HLS FUND SUB-ACCOUNT which purchases Class IB shares of Hartford Money Market HLS Fund, Inc.

- HARTFORD MORTGAGE SECURITIES HLS FUND SUB-ACCOUNT which purchases Class IB shares of Hartford Mortgage Securities HLS Fund, Inc.

- HARTFORD SMALL COMPANY HLS FUND SUB-ACCOUNT which purchases Class IB shares of Hartford Small Company HLS Fund, Inc.

- HARTFORD STOCK HLS FUND SUB-ACCOUNT which purchases Class IB shares of Hartford Stock HLS Fund, Inc.

- HARTFORD VALUE HLS FUND SUB-ACCOUNT which purchases Class IB shares of Hartford Value HLS Fund of Hartford Series Fund, Inc.

You may also allocate some or all of your Premium Payment to the "Fixed Accumulation Feature", which pays an interest rate guaranteed for a certain time period from the time the Premium Payment is made. Premium Payments allocated to the Fixed Accumulation Feature are not segregated from our company assets like the assets of the Separate Account.

If you decide to buy this Contract, you should keep this prospectus for your records. You can also call us at 1-800-862-6668 to get a Statement of Additional Information, free of charge. The Statement of Additional Information contains more information about this Contract and, like this prospectus, is filed with the Securities and Exchange Commission ("SEC"). We have included the Table of Contents for the Statement of Additional Information at the end of this prospectus.

Although we file the prospectus and the Statement of Additional Information with the SEC, the SEC doesn't approve or disapprove these securities or determine if the information is truthful or complete. Anyone who represents that the SEC does these things may be guilty of a criminal offense. This prospectus and the Statement of Additional Information can also be obtained from the SEC's website (HTTP://WWW.SEC.GOV).

This Contract IS NOT:

 -  A bank deposit or obligation

 -  Federally insured

 -  Endorsed by any bank or governmental agency

This Contract may not be available for sale in all states
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THE DATE OF THIS PROSPECTUS IS MARCH 1, 2002.
THE DATE OF THE STATEMENT OF ADDITIONAL INFORMATION IS MARCH 1, 2002.

HARTFORD LIFE INSURANCE COMPANY                                                3
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TABLE OF CONTENTS

                                                                PAGE
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DEFINITIONS                                                       4
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FEE TABLE                                                         6
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HIGHLIGHTS                                                       12
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GENERAL CONTRACT INFORMATION                                     14
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  Hartford Life Insurance Company                                14
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  The Separate Account                                           14
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  The Funds                                                      14
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PERFORMANCE RELATED INFORMATION                                  16
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THE FIXED ACCUMULATION FEATURE                                   17
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THE CONTRACT                                                     18
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  Purchases and Contract Value                                   18
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  Charges and Fees                                               21
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  Death Benefit                                                  24
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  Surrenders                                                     27
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ANNUITY PAYOUTS                                                  29
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OTHER PROGRAMS AVAILABLE                                         31
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OTHER INFORMATION                                                32
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  Legal Matters                                                  32
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  More Information                                               32
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FEDERAL TAX CONSIDERATIONS                                       33
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TABLE OF CONTENTS TO STATEMENT OF ADDITIONAL INFORMATION         37
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APPENDIX I -- INFORMATION REGARDING TAX-QUALIFIED RETIREMENT
  PLANS                                                          38
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APPENDIX II -- OPTIONAL DEATH BENEFITS -- EXAMPLES               41
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APPENDIX III -- ACCUMULATION UNIT VALUES                         44
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4                                                HARTFORD LIFE INSURANCE COMPANY
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DEFINITIONS

These terms are capitalized when used throughout this prospectus. Please refer to these defined terms if you have any questions as you read your prospectus.

ACCOUNT: Any of the Sub-Accounts or Fixed Accumulation Feature.

ACCUMULATION UNITS: If you allocate your Premium Payment to any of the Sub-Accounts, we will convert those payments into Accumulation Units in the selected Sub-Accounts. Accumulation Units are valued at the end of each Valuation Day and are used to calculate the value of your Contract prior to Annuitization.

ACCUMULATION UNIT VALUE: The daily price of Accumulation Units on any Valuation Day.

ADMINISTRATIVE OFFICE OF THE COMPANY: Our location and overnight mailing address is: 200 Hopmeadow Street, Simsbury, Connecticut 06089. Our standard mailing address is: Investment Product Services, P.O. Box 5085, Hartford, Connecticut 06102-5085.

ANNIVERSARY VALUE: The value equal to the Contract Value as of a Contract Anniversary, increased by the dollar amount of any Premium Payments made and any Payment Enhancements credited since that anniversary and reduced by the dollar amount of any partial Surrenders since that anniversary.

ANNUAL MAINTENANCE FEE: An annual $30 charge deducted on a Contract Anniversary or upon full Surrender if the Contract Value at either of those times is less than $50,000. The charge is deducted proportionately from each Account in which you are invested.

ANNUAL WITHDRAWAL AMOUNT: This is the amount you can Surrender per Contract Year without paying a Contingent Deferred Sales Charge. This amount is non-cumulative, meaning that it cannot be carried over from one year to the next.

ANNUITANT: The person on whose life the Contract is based. The Annuitant may not be changed after your Contract is issued.

ANNUITY CALCULATION DATE: The date we calculate the first Annuity Payout.

ANNUITY COMMENCEMENT DATE: The date we start to make Annuity Payouts.

ANNUITY PAYOUT: The money we pay out after the Annuity Commencement Date for the duration and frequency you select.

ANNUITY PAYOUT OPTION: Any of the options available for payout after the Annuity Commencement Date or death of the Contract Owner or Annuitant.

ANNUITY UNIT: The unit of measure we use to calculate the value of your Annuity Payouts under a variable dollar amount Annuity Payout Option.

ANNUITY UNIT VALUE: The daily price of Annuity Units on any Valuation Day.

BENEFICIARY: The person(s) entitled to receive a Death Benefit upon the death of the Contract Owner or Annuitant.

CHARITABLE REMAINDER TRUST: An irrevocable trust, where an individual donor makes a gift to the trust, and in return receives an income tax deduction. In addition, the individual donor has the right to receive a percentage of the trust earnings for a specified period of time.

CODE: The Internal Revenue Code of 1986, as amended.

COMMUTED VALUE: The present value of any remaining guaranteed Annuity Payouts. This amount is calculated using the Assumed Investment Return for variable dollar amount Annuity Payouts or the underlying rate of return for fixed dollar amount Annuity Payouts.

CONTINGENT ANNUITANT: The person you may designate to become the Annuitant if the original Annuitant dies before the Annuity Commencement Date. You must name a Contingent Annuitant before the original Annuitant's death.

CONTINGENT DEFERRED SALES CHARGE: The deferred sales charge that may apply when you make a full or partial Surrender.

CONTRACT: The individual Annuity Contract and any endorsements or riders. Group participants and some individuals will receive a certificate rather than a Contract.

CONTRACT ANNIVERSARY: The anniversary of the date we issued your Contract. If the Contract Anniversary falls on a Non-Valuation Day, then the Contract Anniversary will be the next Valuation Day.

CONTRACT OWNER OR YOU: The owner or holder of the Contract described in this prospectus. We do not capitalize "you" in the prospectus.

CONTRACT VALUE: The total value of the Accounts on any Valuation Day.

CONTRACT YEAR: Any 12 month period between Contract Anniversaries, beginning with the date the Contract was issued.

DEATH BENEFIT: The amount payable after the Contract Owner or the Annuitant dies.

DOLLAR COST AVERAGING: A program that allows you to systematically make transfers between Accounts available in your Contract.

FIXED ACCUMULATION FEATURE: Part of our General Account, where you may allocate all or a portion of your Contract Value.

GENERAL ACCOUNT: The General Account includes our company assets and any money you have invested in the Fixed Accumulation Feature.

HARTFORD, WE OR OUR: Hartford Life Insurance Company. Only Hartford is a capitalized term in the prospectus.

JOINT ANNUITANT: The person on whose life Annuity Payouts are based if the Annuitant dies after Annuitization. You may name a

HARTFORD LIFE INSURANCE COMPANY                                                5
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Joint Annuitant only if your Annuity Payout Option provides for a survivor. The Joint Annuitant may not be changed.

MAXIMUM ANNIVERSARY VALUE: This is the highest Anniversary Value prior to the deceased's 81st birthday or the date of death, if earlier.

NET INVESTMENT FACTOR: This is used to measure the investment performance of a Sub-Account from one Valuation Day to the next, and is also used to calculate your Annuity Payout amount.

NON-VALUATION DAY: Any day the New York Stock Exchange is not open for trading.

PAYEE: The person or party you designate to receive Annuity Payouts.

PAYMENT ENHANCEMENT: An amount that Hartford credits your Contract Value at the time a premium payment is made. The amount of a Payment Enhancement is based on the cumulative premium payments you make to your Contract.

PREMIUM PAYMENT: Money sent to us to be invested in your Contract.

PREMIUM TAX: A tax charged by a state or municipality on Premium Payments.

REQUIRED MINIMUM DISTRIBUTION: A federal requirement that individuals age 70 1/2 and older must take a distribution from their tax-qualified retirement account by December 31, each year. For employer sponsored Qualified Contracts, the individual must begin taking distributions at the age of 70 1/2 or upon retirement, whichever comes later.

SUB-ACCOUNT VALUE: The value on or before the Annuity Calculation Date, which is determined on any day by multiplying the number of Accumulation Units by the Accumulation Unit Value for that Sub-Account.

SURRENDER: A complete or partial withdrawal from your Contract.

SURRENDER VALUE: The amount we pay you if you terminate your Contract before the Annuity Commencement Date. The Surrender Value is equal to the Contract Value minus any applicable charges.

VALUATION DAY: Every day the New York Stock Exchange is open for trading. Values of the Separate Account are determined as of the close of the New York Stock Exchange, generally 4:00 p.m. Eastern Time.

VALUATION PERIOD: The time span between the close of trading on the New York Stock Exchange from one Valuation Day to the next.

6                                                HARTFORD LIFE INSURANCE COMPANY
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                                   FEE TABLE

CONTRACT OWNER TRANSACTION EXPENSES
SALES CHARGE IMPOSED ON PURCHASES (as a percentage of
  Premium Payments)                                             None
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CONTINGENT DEFERRED SALES CHARGE (as a percentage of Premium
  Payments) (1)
    First Year (2)                                                 8%
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    Second Year                                                    8%
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    Third Year                                                     8%
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    Fourth Year                                                    8%
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    Fifth Year                                                     7%
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    Sixth Year                                                     6%
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    Seventh Year                                                   5%
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    Eighth Year                                                    0%
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ANNUAL MAINTENANCE FEE (3)                                       $30
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SEPARATE ACCOUNT ANNUAL EXPENSES (as a percentage of average daily Sub-Account Value)
    Mortality and Expense Risk Charge                           1.45%
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    Total Separate Account Annual Expenses                      1.45%
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OPTIONAL CHARGES (as a percentage of average daily
  Sub-Account Value)
    Optional Death Benefit Charge                               0.15%
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    Earnings Protection Benefit Charge                          0.20%
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    Total Separate Account Annual Expenses with all optional
     charges                                                    1.80%
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(1) Each Premium Payment has its own Contingent Deferred Sales Charge schedule. The Contingent Deferred Sales Charge is not assessed on partial Surrenders which do not exceed the Annual Withdrawal Amount.

(2) Length of time from each Premium Payment.

(3) An annual $30 charge deducted on a Contract Anniversary or upon Surrender if the Contract Value at either of those times is less than $50,000. It is deducted proportionately from the Accounts in which you are invested at the time of the charge.

The purpose of the Fee Table and Examples is to assist you in understanding various costs and expenses that you will pay directly or indirectly. The Fee Table and Examples reflect expenses of the Separate Account and underlying Funds. We will deduct any Premium Taxes that apply. The Examples assume that any fee waivers or expense reimbursements for the underlying Funds will continue for the period shown in the Examples.

The Examples should not be considered a representation of past or future expenses and actual expenses may be greater or less than those shown. In the following Example table, Hartford assumes a Contract Value of $40,000 to illustrate the charges that would be deducted. Our average Contract Value is $80,000, but we use a smaller Contract Value so that we can show you the highest possible deductions. These Examples assume that the Annual Maintenance Fee will always be deducted if the Contract is Surrendered. If your Contract Value is $50,000 or more, Hartford waives the Annual Maintenance Fee, so these Examples show charges that are higher than you would have to pay. We change the Annual Maintenance Fee for a $40,000 Contract Value into a percentage to more easily calculate the charges. The percentage we use is 0.075%.

HARTFORD LIFE INSURANCE COMPANY                                                7
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                         Annual Fund Operating Expenses
                           As of the Fund's Year End
                        (As a percentage of net assets)

                                                                                     12B-1
                                                                                 DISTRIBUTION                  TOTAL FUND
                                                                                    AND/OR           OTHER     OPERATING
                                                            MANAGEMENT FEES   SERVICING FEES (1)    EXPENSES    EXPENSES
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Merrill Lynch Global Growth Focus Fund                           0.75%                 N/A           0.13%        0.88%
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Merrill Lynch Large Cap Growth Focus Fund (formerly
  Mercury V.I. U.S. Large Cap Fund) (2)                          0.65%                 N/A           0.50%        1.15%
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Hartford Advisers HLS Fund                                       0.63%                0.18%          0.03%        0.84%
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Hartford Bond HLS Fund                                           0.48%                0.18%          0.03%        0.69%
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Hartford Capital Appreciation HLS Fund                           0.63%                0.18%          0.05%        0.86%
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Hartford Dividend and Growth HLS Fund                            0.65%                0.18%          0.03%        0.86%
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Hartford Focus HLS Fund (3)                                      0.85%                0.18%          0.10%        1.13%
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Hartford Global Advisers HLS Fund (formerly Hartford
  International Advisers HLS Fund)                               0.76%                0.18%          0.10%        1.04%
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Hartford Global Communications HLS Fund                          0.85%                0.18%          0.07%        1.10%
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Hartford Global Financial Services HLS Fund                      0.85%                0.18%          0.08%        1.11%
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Hartford Global Health HLS Fund                                  0.85%                0.18%          0.04%        1.07%
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Hartford Global Leaders HLS Fund                                 0.74%                0.18%          0.07%        0.99%
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Hartford Global Technology HLS Fund                              0.85%                0.18%          0.04%        1.07%
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Hartford Growth and Income HLS Fund                              0.75%                0.18%          0.04%        0.97%
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Hartford High Yield HLS Fund                                     0.77%                0.18%          0.04%        0.99%
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Hartford Index HLS Fund                                          0.40%                0.18%          0.03%        0.61%
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Hartford International Capital Appreciation HLS Fund (3)         0.85%                0.18%          0.15%        1.18%
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Hartford International Opportunities HLS Fund                    0.70%                0.18%          0.11%        0.99%
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Hartford International Small Company HLS Fund (3)                0.85%                0.18%          0.15%        1.18%
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Hartford MidCap HLS Fund (4)                                     0.67%                0.18%          0.03%        0.88%
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Hartford MidCap Value HLS Fund (3)                               0.83%                0.18%          0.07%        1.08%
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Hartford Money Market HLS Fund                                   0.45%                0.18%          0.03%        0.66%
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Hartford Mortgage Securities HLS Fund                            0.45%                0.18%          0.03%        0.66%
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Hartford Small Company HLS Fund                                  0.72%                0.18%          0.04%        0.94%
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Hartford Stock HLS Fund                                          0.46%                0.18%          0.03%        0.67%
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Hartford Value HLS Fund (3)                                      0.83%                0.18%          0.07%        1.08%
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(1) The Class IB shares of the Funds sponsored by Hartford are subject to fees imposed under a distribution plan (herein, the "Distribution Plan") adopted by the Funds pursuant to Rule 12b-1 of the 1940 Act. The Distribution Plan provides that the Funds sponsored by Hartford may pay annually up to 0.25% of the average daily net assets of a Fund attributable to its Class IB shares to certain distributors with respect to activities primarily intended to result in the sale of the Class IB shares. Hartford has agreed to waive 0.07% of this fee through at least April 30, 2002. Absent such waiver, the 12b-1 Distribution and/or Servicing Fees would be 0.25% and the Total Fund Operating Expenses would be as follows: Hartford Advisers HLS Fund -- 0.91%; Hartford Bond HLS Fund -- 0.76%; Hartford Capital Appreciation HLS Fund -- 0.93%; Hartford Dividend and Growth HLS Fund -- 0.93%; Hartford Focus HLS Fund -- 1.20%; Hartford Global Advisers HLS Fund -- 1.11%; Hartford Global Communications HLS Fund -- 1.17%; Hartford Global Financial Services HLS Fund -- 1.18%; Hartford Global Health HLS Fund -- 1.14%; Hartford Global Leaders HLS Fund -- 1.06%; Hartford Global Technology HLS Fund -- 1.14%; Hartford Growth and Income HLS Fund -- 1.04%; Hartford High Yield HLS
    Fund -- 1.06%; Hartford Index HLS Fund -- 0.68%; Hartford International Capital Appreciation HLS Fund -- 1.25%; Hartford International Opportunities HLS Fund -- 1.06%; Hartford International Small Company HLS Fund -- 1.25%; Hartford MidCap HLS Fund -- 0.95%; Hartford MidCap Value HLS Fund -- 1.15%; Hartford Money Market HLS Fund -- 0.73%;

8                                                HARTFORD LIFE INSURANCE COMPANY
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    Hartford Mortgage Securities HLS Fund -- 0.73%; Hartford Small Company HLS Fund -- 1.01%; Hartford Stock HLS Fund -- 0.74%; Hartford Value HLS Fund -- 1.15%.

(2) Including voluntary reductions and reimbursements, Total Annual Fund Operating Expenses are as follows:

                                                                                              TOTAL
                                                                                           ANNUAL FUND
                                                                                 OTHER      OPERATING
                                                              MANAGEMENT FEES   EXPENSES    EXPENSES
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Merrill Lynch Large Cap Growth Focus Fund (formerly Mercury
  V.I. U.S. Large Cap Fund)                                        0.65%         0.14%        0.79%
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(3) Hartford Focus HLS Fund, Hartford International Capital Appreciation HLS Fund, Hartford International Small Company HLS Fund, Hartford MidCap Value HLS Fund, and Hartford Value HLS Fund, are new Funds. "Total Fund Operating Expenses" are based on annualized estimates of such expenses to be incurred during the current fiscal year.

(4) Effective at the close of the New York Stock Exchange on June 29, 2001, closed to new and subsequent Premium Payments and transfers of Contract Value.

HARTFORD LIFE INSURANCE COMPANY                                                9
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EXAMPLES

YOU WOULD PAY THE FOLLOWING EXPENSES ON A $1,000 INVESTMENT AT THE END OF THE APPLICABLE TIME PERIOD ASSUMING A 5%
ANNUAL RETURN ON ASSETS.

                                        If you Surrender your Contract:             If you annuitize your Contract:
SUB-ACCOUNT                              1 YEAR    3 YEARS    5 YEARS    10 YEARS    1 YEAR    3 YEARS    5 YEARS    10 YEARS
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MERRILL LYNCH GLOBAL GROWTH FOCUS FUND
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  Without any optional benefits           $102       $158       $204       $285       $55        $ 77       $133       $284
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  With Optional Death Benefit             $103       $163       $211       $301       $56        $ 82       $141       $300
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  With Earnings Protection Benefit        $104       $164       $214       $306       $57        $ 84       $143       $305
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  With both optional benefits             $105       $169       $222       $321       $58        $ 88       $151       $320
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MERRILL LYNCH LARGE CAP GROWTH
  FOCUS FUND
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  Without any optional benefits           $104       $167       $218       $313       $57        $ 86       $147       $312
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  With Optional Death Benefit             $106       $171       $226       $328       $59        $ 91       $155       $327
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  With Earnings Protection Benefit        $106       $173       $228       $333       $60        $ 92       $157       $332
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  With both optional benefits             $108       $177       $236       $348       $61        $ 97       $165       $347
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HARTFORD ADVISERS HLS FUND
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  Without any optional benefits           $101       $157       $201       $281       $54        $ 76       $131       $280
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  With Optional Death Benefit             $103       $162       $209       $296       $56        $ 81       $138       $295
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  With Earnings Protection Benefit        $103       $163       $212       $302       $56        $ 82       $141       $301
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  With both optional benefits             $105       $168       $220       $317       $58        $ 87       $149       $316
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HARTFORD BOND HLS FUND
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  Without any optional benefits           $100       $152       $193       $265       $53        $ 71       $123       $264
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  With Optional Death Benefit             $101       $157       $201       $281       $54        $ 76       $131       $280
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  With Earnings Protection Benefit        $102       $158       $204       $286       $55        $ 78       $133       $285
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  With both optional benefits             $103       $163       $212       $302       $56        $ 82       $141       $301
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HARTFORD CAPITAL APPRECIATION HLS FUND
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  Without any optional benefits           $101       $157       $202       $283       $54        $ 77       $132       $282
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  With Optional Death Benefit             $103       $162       $210       $298       $56        $ 81       $140       $298
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  With Earnings Protection Benefit        $103       $164       $213       $304       $56        $ 83       $142       $303
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  With both optional benefits             $105       $169       $221       $319       $58        $ 88       $150       $318
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HARTFORD DIVIDEND & GROWTH HLS FUND
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  Without any optional benefits           $101       $157       $202       $283       $54        $ 77       $132       $282
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  With Optional Death Benefit             $103       $162       $210       $298       $56        $ 81       $140       $298
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  With Earnings Protection Benefit        $103       $164       $213       $304       $56        $ 83       $142       $303
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  With both optional benefits             $105       $169       $221       $319       $58        $ 88       $150       $318
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HARTFORD FOCUS HLS FUND
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  Without any optional benefits           $104       $166       $217       $311       $57        $ 85       $146       $310
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  With Optional Death Benefit             $106       $171       $224       $326       $59        $ 90       $154       $325
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  With Earnings Protection Benefit        $106       $172       $227       $331       $59        $ 91       $156       $330
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  With both optional benefits             $108       $176       $235       $346       $61        $ 96       $164       $345
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HARTFORD GLOBAL ADVISERS HLS FUND
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  Without any optional benefits           $103       $163       $212       $302       $56        $ 82       $141       $301
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  With Optional Death Benefit             $105       $168       $220       $317       $58        $ 87       $149       $316
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  With Earnings Protection Benefit        $105       $169       $222       $322       $58        $ 89       $152       $321
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  With both optional benefits             $107       $174       $230       $337       $60        $ 93       $159       $336
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HARTFORD GLOBAL COMMUNICATIONS
  HLS FUND
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  Without any optional benefits           $104       $165       $215       $308       $57        $ 84       $144       $307
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  With Optional Death Benefit             $105       $170       $223       $323       $59        $ 89       $152       $322
-----------------------------------------------------------------------------------------------------------------------------
  With Earnings Protection Benefit        $106       $171       $226       $328       $59        $ 91       $155       $327
-----------------------------------------------------------------------------------------------------------------------------
  With both optional benefits             $108       $176       $233       $343       $61        $ 95       $162       $342
-----------------------------------------------------------------------------------------------------------------------------

                                        If you do not Surrender your Contract:
SUB-ACCOUNT                              1 YEAR    3 YEARS    5 YEARS    10 YEARS
--------------------------------------
MERRILL LYNCH GLOBAL GROWTH FOCUS FUND
--------------------------------------
  Without any optional benefits           $25        $ 78       $134       $285
--------------------------------------
  With Optional Death Benefit             $27        $ 83       $141       $301
--------------------------------------
  With Earnings Protection Benefit        $28        $ 84       $144       $306
--------------------------------------
  With both optional benefits             $29        $ 89       $152       $321
--------------------------------------
MERRILL LYNCH LARGE CAP GROWTH
  FOCUS FUND
--------------------------------------
  Without any optional benefits           $28        $ 87       $148       $313
--------------------------------------
  With Optional Death Benefit             $30        $ 91       $156       $328
--------------------------------------
  With Earnings Protection Benefit        $30        $ 93       $158       $333
--------------------------------------
  With both optional benefits             $32        $ 98       $166       $348
--------------------------------------
HARTFORD ADVISERS HLS FUND
--------------------------------------
  Without any optional benefits           $25        $ 77       $131       $281
--------------------------------------
  With Optional Death Benefit             $27        $ 82       $139       $296
--------------------------------------
  With Earnings Protection Benefit        $27        $ 83       $142       $302
--------------------------------------
  With both optional benefits             $29        $ 88       $150       $317
--------------------------------------
HARTFORD BOND HLS FUND
--------------------------------------
  Without any optional benefits           $23        $ 72       $123       $265
--------------------------------------
  With Optional Death Benefit             $25        $ 77       $131       $281
--------------------------------------
  With Earnings Protection Benefit        $25        $ 78       $134       $286
--------------------------------------
  With both optional benefits             $27        $ 83       $142       $302
--------------------------------------
HARTFORD CAPITAL APPRECIATION HLS FUND
--------------------------------------
  Without any optional benefits           $25        $ 77       $132       $283
--------------------------------------
  With Optional Death Benefit             $27        $ 82       $140       $298
--------------------------------------
  With Earnings Protection Benefit        $27        $ 84       $143       $304
--------------------------------------
  With both optional benefits             $29        $ 89       $151       $319
--------------------------------------
HARTFORD DIVIDEND & GROWTH HLS FUND
--------------------------------------
  Without any optional benefits           $25        $ 77       $132       $283
--------------------------------------
  With Optional Death Benefit             $27        $ 82       $140       $298
--------------------------------------
  With Earnings Protection Benefit        $27        $ 84       $143       $304
--------------------------------------
  With both optional benefits             $29        $ 89       $151       $319
--------------------------------------
HARTFORD FOCUS HLS FUND
--------------------------------------
  Without any optional benefits           $28        $ 86       $147       $311
--------------------------------------
  With Optional Death Benefit             $30        $ 91       $154       $326
--------------------------------------
  With Earnings Protection Benefit        $30        $ 92       $157       $331
--------------------------------------
  With both optional benefits             $32        $ 97       $165       $346
--------------------------------------
HARTFORD GLOBAL ADVISERS HLS FUND
--------------------------------------
  Without any optional benefits           $27        $ 83       $142       $302
--------------------------------------
  With Optional Death Benefit             $29        $ 88       $150       $317
--------------------------------------
  With Earnings Protection Benefit        $29        $ 89       $152       $322
--------------------------------------
  With both optional benefits             $31        $ 94       $160       $337
--------------------------------------
HARTFORD GLOBAL COMMUNICATIONS
  HLS FUND
--------------------------------------
  Without any optional benefits           $28        $ 85       $145       $308
--------------------------------------
  With Optional Death Benefit             $29        $ 90       $153       $323
--------------------------------------
  With Earnings Protection Benefit        $30        $ 91       $156       $328
--------------------------------------
  With both optional benefits             $31        $ 96       $163       $343
--------------------------------------

10                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

                                        If you Surrender your Contract:             If you annuitize your Contract:
SUB-ACCOUNT                              1 YEAR    3 YEARS    5 YEARS    10 YEARS    1 YEAR    3 YEARS    5 YEARS    10 YEARS
-----------------------------------------------------------------------------------------------------------------------------
HARTFORD GLOBAL FINANCIAL SERVICES
  HLS FUND
-----------------------------------------------------------------------------------------------------------------------------
  Without any optional benefits           $104       $165       $216       $309       $57        $ 85       $145       $308
-----------------------------------------------------------------------------------------------------------------------------
  With Optional Death Benefit             $106       $170       $223       $324       $59        $ 89       $153       $323
-----------------------------------------------------------------------------------------------------------------------------
  With Earnings Protection Benefit        $106       $171       $226       $329       $59        $ 91       $155       $328
-----------------------------------------------------------------------------------------------------------------------------
  With both optional benefits             $108       $176       $234       $344       $61        $ 96       $163       $343
-----------------------------------------------------------------------------------------------------------------------------
HARTFORD GLOBAL HEALTH HLS FUND
-----------------------------------------------------------------------------------------------------------------------------
  Without any optional benefits           $104       $164       $214       $305       $57        $ 83       $143       $304
-----------------------------------------------------------------------------------------------------------------------------
  With Optional Death Benefit             $105       $169       $221       $320       $58        $ 88       $151       $319
-----------------------------------------------------------------------------------------------------------------------------
  With Earnings Protection Benefit        $106       $170       $224       $325       $59        $ 90       $153       $324
-----------------------------------------------------------------------------------------------------------------------------
  With both optional benefits             $107       $175       $232       $340       $60        $ 94       $161       $339
-----------------------------------------------------------------------------------------------------------------------------
HARTFORD GLOBAL LEADERS HLS FUND
-----------------------------------------------------------------------------------------------------------------------------
  Without any optional benefits           $103       $162       $209       $296       $56        $ 81       $138       $295
-----------------------------------------------------------------------------------------------------------------------------
  With Optional Death Benefit             $104       $166       $217       $312       $57        $ 86       $146       $311
-----------------------------------------------------------------------------------------------------------------------------
  With Earnings Protection Benefit        $105       $168       $220       $317       $58        $ 87       $149       $316
-----------------------------------------------------------------------------------------------------------------------------
  With both optional benefits             $106       $172       $228       $332       $59        $ 92       $157       $331
-----------------------------------------------------------------------------------------------------------------------------
HARTFORD GLOBAL TECHNOLOGY HLS FUND
-----------------------------------------------------------------------------------------------------------------------------
  Without any optional benefits           $104       $164       $214       $305       $57        $ 83       $143       $304
-----------------------------------------------------------------------------------------------------------------------------
  With Optional Death Benefit             $105       $169       $221       $320       $58        $ 88       $151       $319
-----------------------------------------------------------------------------------------------------------------------------
  With Earnings Protection Benefit        $106       $170       $224       $325       $59        $ 90       $153       $324
-----------------------------------------------------------------------------------------------------------------------------
  With both optional benefits             $107       $175       $232       $340       $60        $ 94       $161       $339
-----------------------------------------------------------------------------------------------------------------------------
HARTFORD GROWTH AND INCOME HLS FUND
-----------------------------------------------------------------------------------------------------------------------------
  Without any optional benefits           $102       $161       $208       $294       $56        $ 80       $137       $293
-----------------------------------------------------------------------------------------------------------------------------
  With Optional Death Benefit             $104       $166       $216       $310       $57        $ 85       $145       $309
-----------------------------------------------------------------------------------------------------------------------------
  With Earnings Protection Benefit        $105       $167       $219       $315       $58        $ 86       $148       $314
-----------------------------------------------------------------------------------------------------------------------------
  With both optional benefits             $106       $172       $227       $330       $59        $ 91       $156       $329
-----------------------------------------------------------------------------------------------------------------------------
HARTFORD HIGH YIELD HLS FUND
-----------------------------------------------------------------------------------------------------------------------------
  Without any optional benefits           $103       $162       $209       $296       $56        $ 81       $138       $295
-----------------------------------------------------------------------------------------------------------------------------
  With Optional Death Benefit             $104       $166       $217       $312       $57        $ 86       $146       $311
-----------------------------------------------------------------------------------------------------------------------------
  With Earnings Protection Benefit        $105       $168       $220       $317       $58        $ 87       $149       $316
-----------------------------------------------------------------------------------------------------------------------------
  With both optional benefits             $106       $172       $228       $332       $59        $ 92       $157       $331
-----------------------------------------------------------------------------------------------------------------------------
HARTFORD INDEX HLS FUND
-----------------------------------------------------------------------------------------------------------------------------
  Without any optional benefits           $ 99       $150       $189       $256       $52        $ 69       $118       $255
-----------------------------------------------------------------------------------------------------------------------------
  With Optional Death Benefit             $100       $154       $197       $272       $53        $ 73       $126       $271
-----------------------------------------------------------------------------------------------------------------------------
  With Earnings Protection Benefit        $101       $156       $200       $278       $54        $ 75       $129       $277
-----------------------------------------------------------------------------------------------------------------------------
  With both optional benefits             $102       $161       $208       $293       $55        $ 80       $137       $292
-----------------------------------------------------------------------------------------------------------------------------
HARTFORD INTERNATIONAL CAPITAL
  APPRECIATION HLS FUND
-----------------------------------------------------------------------------------------------------------------------------
  Without any optional benefits           $105       $168       $219       $316       $58        $ 87       $148       $315
-----------------------------------------------------------------------------------------------------------------------------
  With Optional Death Benefit             $106       $172       $227       $331       $59        $ 91       $156       $330
-----------------------------------------------------------------------------------------------------------------------------
  With Earnings Protection Benefit        $107       $174       $230       $336       $60        $ 93       $159       $335
-----------------------------------------------------------------------------------------------------------------------------
  With both optional benefits             $108       $178       $237       $351       $61        $ 98       $167       $350
-----------------------------------------------------------------------------------------------------------------------------
HARTFORD INTERNATIONAL OPPORTUNITIES
  HLS FUND
-----------------------------------------------------------------------------------------------------------------------------
  Without any optional benefits           $103       $162       $209       $296       $56        $ 81       $138       $295
-----------------------------------------------------------------------------------------------------------------------------
  With Optional Death Benefit             $104       $166       $217       $312       $57        $ 86       $146       $311
-----------------------------------------------------------------------------------------------------------------------------
  With Earnings Protection Benefit        $105       $168       $220       $317       $58        $ 87       $149       $316
-----------------------------------------------------------------------------------------------------------------------------
  With both optional benefits             $106       $172       $228       $332       $59        $ 92       $157       $331
-----------------------------------------------------------------------------------------------------------------------------
HARTFORD INTERNATIONAL SMALL COMPANY
  HLS FUND
-----------------------------------------------------------------------------------------------------------------------------
  Without any optional benefits           $105       $168       $219       $316       $58        $ 87       $148       $315
-----------------------------------------------------------------------------------------------------------------------------
  With Optional Death Benefit             $106       $172       $227       $331       $59        $ 91       $156       $330
-----------------------------------------------------------------------------------------------------------------------------
  With Earnings Protection Benefit        $107       $174       $230       $336       $60        $ 93       $159       $335
-----------------------------------------------------------------------------------------------------------------------------
  With both optional benefits             $108       $178       $237       $351       $61        $ 98       $167       $350
-----------------------------------------------------------------------------------------------------------------------------

                                        If you do not Surrender your Contract:
SUB-ACCOUNT                              1 YEAR    3 YEARS    5 YEARS    10 YEARS
--------------------------------------
HARTFORD GLOBAL FINANCIAL SERVICES
  HLS FUND
--------------------------------------
  Without any optional benefits           $28        $ 85       $146       $309
--------------------------------------
  With Optional Death Benefit             $29        $ 90       $153       $324
--------------------------------------
  With Earnings Protection Benefit        $30        $ 92       $156       $329
--------------------------------------
  With both optional benefits             $32        $ 96       $164       $344
--------------------------------------
HARTFORD GLOBAL HEALTH HLS FUND
--------------------------------------
  Without any optional benefits           $27        $ 84       $144       $305
--------------------------------------
  With Optional Death Benefit             $29        $ 89       $151       $320
--------------------------------------
  With Earnings Protection Benefit        $30        $ 90       $154       $325
--------------------------------------
  With both optional benefits             $31        $ 95       $162       $340
--------------------------------------
HARTFORD GLOBAL LEADERS HLS FUND
--------------------------------------
  Without any optional benefits           $27        $ 82       $139       $296
--------------------------------------
  With Optional Death Benefit             $28        $ 86       $147       $312
--------------------------------------
  With Earnings Protection Benefit        $29        $ 88       $150       $317
--------------------------------------
  With both optional benefits             $30        $ 93       $158       $332
--------------------------------------
HARTFORD GLOBAL TECHNOLOGY HLS FUND
--------------------------------------
  Without any optional benefits           $27        $ 84       $144       $305
--------------------------------------
  With Optional Death Benefit             $29        $ 89       $151       $320
--------------------------------------
  With Earnings Protection Benefit        $30        $ 90       $154       $325
--------------------------------------
  With both optional benefits             $31        $ 95       $162       $340
--------------------------------------
HARTFORD GROWTH AND INCOME HLS FUND
--------------------------------------
  Without any optional benefits           $26        $ 81       $138       $294
--------------------------------------
  With Optional Death Benefit             $28        $ 86       $146       $310
--------------------------------------
  With Earnings Protection Benefit        $28        $ 87       $149       $315
--------------------------------------
  With both optional benefits             $30        $ 92       $157       $330
--------------------------------------
HARTFORD HIGH YIELD HLS FUND
--------------------------------------
  Without any optional benefits           $27        $ 82       $139       $296
--------------------------------------
  With Optional Death Benefit             $28        $ 86       $147       $312
--------------------------------------
  With Earnings Protection Benefit        $29        $ 88       $150       $317
--------------------------------------
  With both optional benefits             $30        $ 93       $158       $332
--------------------------------------
HARTFORD INDEX HLS FUND
--------------------------------------
  Without any optional benefits           $23        $ 70       $119       $256
--------------------------------------
  With Optional Death Benefit             $24        $ 74       $127       $272
--------------------------------------
  With Earnings Protection Benefit        $25        $ 76       $130       $278
--------------------------------------
  With both optional benefits             $26        $ 81       $138       $293
--------------------------------------
HARTFORD INTERNATIONAL CAPITAL
  APPRECIATION HLS FUND
--------------------------------------
  Without any optional benefits           $29        $ 88       $149       $316
--------------------------------------
  With Optional Death Benefit             $30        $ 92       $157       $331
--------------------------------------
  With Earnings Protection Benefit        $31        $ 94       $160       $336
--------------------------------------
  With both optional benefits             $32        $ 99       $167       $351
--------------------------------------
HARTFORD INTERNATIONAL OPPORTUNITIES
  HLS FUND
--------------------------------------
  Without any optional benefits           $27        $ 82       $139       $296
--------------------------------------
  With Optional Death Benefit             $28        $ 86       $147       $312
--------------------------------------
  With Earnings Protection Benefit        $29        $ 88       $150       $317
--------------------------------------
  With both optional benefits             $30        $ 93       $158       $332
--------------------------------------
HARTFORD INTERNATIONAL SMALL COMPANY
  HLS FUND
--------------------------------------
  Without any optional benefits           $29        $ 88       $149       $316
--------------------------------------
  With Optional Death Benefit             $30        $ 92       $157       $331
--------------------------------------
  With Earnings Protection Benefit        $31        $ 94       $160       $336
--------------------------------------
  With both optional benefits             $32        $ 99       $167       $351
--------------------------------------

HARTFORD LIFE INSURANCE COMPANY                                               11
--------------------------------------------------------------------------------

                                        If you Surrender your Contract:             If you annuitize your Contract:
SUB-ACCOUNT                              1 YEAR    3 YEARS    5 YEARS    10 YEARS    1 YEAR    3 YEARS    5 YEARS    10 YEARS
-----------------------------------------------------------------------------------------------------------------------------
HARTFORD MIDCAP HLS FUND
-----------------------------------------------------------------------------------------------------------------------------
  Without any optional benefits           $102       $158       $204       $285       $55        $ 77       $133       $284
-----------------------------------------------------------------------------------------------------------------------------
  With Optional Death Benefit             $103       $163       $211       $301       $56        $ 82       $141       $300
-----------------------------------------------------------------------------------------------------------------------------
  With Earnings Protection Benefit        $104       $164       $214       $306       $57        $ 84       $143       $305
-----------------------------------------------------------------------------------------------------------------------------
  With both optional benefits             $105       $169       $222       $321       $58        $ 88       $151       $320
-----------------------------------------------------------------------------------------------------------------------------
HARTFORD MIDCAP VALUE HLS FUND
-----------------------------------------------------------------------------------------------------------------------------
  Without any optional benefits           $104       $164       $214       $306       $57        $ 84       $143       $305
-----------------------------------------------------------------------------------------------------------------------------
  With Optional Death Benefit             $105       $169       $222       $321       $58        $ 88       $151       $320
-----------------------------------------------------------------------------------------------------------------------------
  With Earnings Protection Benefit        $106       $171       $224       $326       $59        $ 90       $154       $325
-----------------------------------------------------------------------------------------------------------------------------
  With both optional benefits             $107       $175       $232       $341       $60        $ 95       $161       $340
-----------------------------------------------------------------------------------------------------------------------------
HARTFORD MONEY MARKET HLS FUND
-----------------------------------------------------------------------------------------------------------------------------
  Without any optional benefits           $ 99       $151       $192       $262       $52        $ 70       $121       $261
-----------------------------------------------------------------------------------------------------------------------------
  With Optional Death Benefit             $101       $156       $200       $278       $54        $ 75       $129       $277
-----------------------------------------------------------------------------------------------------------------------------
  With Earnings Protection Benefit        $101       $157       $202       $283       $54        $ 77       $132       $282
-----------------------------------------------------------------------------------------------------------------------------
  With both optional benefits             $103       $162       $210       $298       $56        $ 81       $140       $298
-----------------------------------------------------------------------------------------------------------------------------
HARTFORD MORTGAGE SECURITIES HLS FUND
-----------------------------------------------------------------------------------------------------------------------------
  Without any optional benefits           $ 99       $151       $192       $262       $52        $ 70       $121       $261
-----------------------------------------------------------------------------------------------------------------------------
  With Optional Death Benefit             $101       $156       $200       $278       $54        $ 75       $129       $277
-----------------------------------------------------------------------------------------------------------------------------
  With Earnings Protection Benefit        $101       $157       $202       $283       $54        $ 77       $132       $282
-----------------------------------------------------------------------------------------------------------------------------
  With both optional benefits             $103       $162       $210       $298       $56        $ 81       $140       $298
-----------------------------------------------------------------------------------------------------------------------------
HARTFORD SMALL COMPANY HLS FUND
-----------------------------------------------------------------------------------------------------------------------------
  Without any optional benefits           $102       $160       $207       $291       $55        $ 79       $136       $290
-----------------------------------------------------------------------------------------------------------------------------
  With Optional Death Benefit             $104       $165       $215       $307       $57        $ 84       $144       $306
-----------------------------------------------------------------------------------------------------------------------------
  With Earnings Protection Benefit        $104       $166       $217       $312       $57        $ 86       $146       $311
-----------------------------------------------------------------------------------------------------------------------------
  With both optional benefits             $106       $171       $225       $327       $59        $ 90       $154       $326
-----------------------------------------------------------------------------------------------------------------------------
HARTFORD STOCK HLS FUND
-----------------------------------------------------------------------------------------------------------------------------
  Without any optional benefits           $ 99       $151       $192       $263       $52        $ 71       $122       $262
-----------------------------------------------------------------------------------------------------------------------------
  With Optional Death Benefit             $101       $156       $200       $279       $54        $ 75       $130       $278
-----------------------------------------------------------------------------------------------------------------------------
  With Earnings Protection Benefit        $101       $158       $203       $284       $54        $ 77       $132       $283
-----------------------------------------------------------------------------------------------------------------------------
  With both optional benefits             $103       $163       $211       $300       $56        $ 82       $140       $299
-----------------------------------------------------------------------------------------------------------------------------
HARTFORD VALUE HLS FUND
-----------------------------------------------------------------------------------------------------------------------------
  Without any optional benefits           $104       $164       $214       $306       $57        $ 84       $143       $305
-----------------------------------------------------------------------------------------------------------------------------
  With Optional Death Benefit             $105       $169       $222       $321       $58        $ 88       $151       $320
-----------------------------------------------------------------------------------------------------------------------------
  With Earnings Protection Benefit        $106       $171       $224       $326       $59        $ 90       $154       $325
-----------------------------------------------------------------------------------------------------------------------------
  With both optional benefits             $107       $175       $232       $341       $60        $ 95       $161       $340
-----------------------------------------------------------------------------------------------------------------------------

                                        If you do not Surrender your Contract:
SUB-ACCOUNT                              1 YEAR    3 YEARS    5 YEARS    10 YEARS
--------------------------------------
HARTFORD MIDCAP HLS FUND
--------------------------------------
  Without any optional benefits           $25        $ 78       $134       $285
--------------------------------------
  With Optional Death Benefit             $27        $ 83       $141       $301
--------------------------------------
  With Earnings Protection Benefit        $28        $ 84       $144       $306
--------------------------------------
  With both optional benefits             $29        $ 89       $152       $321
--------------------------------------
HARTFORD MIDCAP VALUE HLS FUND
--------------------------------------
  Without any optional benefits           $28        $ 84       $144       $306
--------------------------------------
  With Optional Death Benefit             $29        $ 89       $152       $321
--------------------------------------
  With Earnings Protection Benefit        $30        $ 91       $154       $326
--------------------------------------
  With both optional benefits             $31        $ 95       $162       $341
--------------------------------------
HARTFORD MONEY MARKET HLS FUND
--------------------------------------
  Without any optional benefits           $23        $ 71       $122       $262
--------------------------------------
  With Optional Death Benefit             $25        $ 76       $130       $278
--------------------------------------
  With Earnings Protection Benefit        $25        $ 77       $132       $283
--------------------------------------
  With both optional benefits             $27        $ 82       $140       $298
--------------------------------------
HARTFORD MORTGAGE SECURITIES HLS FUND
--------------------------------------
  Without any optional benefits           $23        $ 71       $122       $262
--------------------------------------
  With Optional Death Benefit             $25        $ 76       $130       $278
--------------------------------------
  With Earnings Protection Benefit        $25        $ 77       $132       $283
--------------------------------------
  With both optional benefits             $27        $ 82       $140       $298
--------------------------------------
HARTFORD SMALL COMPANY HLS FUND
--------------------------------------
  Without any optional benefits           $26        $ 80       $137       $291
--------------------------------------
  With Optional Death Benefit             $28        $ 85       $145       $307
--------------------------------------
  With Earnings Protection Benefit        $28        $ 86       $147       $312
--------------------------------------
  With both optional benefits             $30        $ 91       $155       $327
--------------------------------------
HARTFORD STOCK HLS FUND
--------------------------------------
  Without any optional benefits           $23        $ 71       $122       $263
--------------------------------------
  With Optional Death Benefit             $25        $ 76       $130       $279
--------------------------------------
  With Earnings Protection Benefit        $25        $ 78       $133       $284
--------------------------------------
  With both optional benefits             $27        $ 83       $141       $300
--------------------------------------
HARTFORD VALUE HLS FUND
--------------------------------------
  Without any optional benefits           $28        $ 84       $144       $306
--------------------------------------
  With Optional Death Benefit             $29        $ 89       $152       $321
--------------------------------------
  With Earnings Protection Benefit        $30        $ 91       $154       $326
--------------------------------------
  With both optional benefits             $31        $ 95       $162       $341
--------------------------------------

12                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

HIGHLIGHTS

HOW DO I PURCHASE THIS CONTRACT?

You must complete our application or order request and submit it to us for approval with your first Premium Payment. Your first Premium Payment must be at least $10,000 and subsequent Premium Payments must be at least $500, unless you take advantage of our InvestEase-Registered Trademark- Program or are part of certain retirement plans.
 - For a limited time, usually within ten days after you receive your Contract, you may cancel your Contract without paying a Contingent Deferred Sales Charge. You may bear the investment risk for your Premium Payment prior to our receipt of your request for cancellation.

WHAT ARE PAYMENT ENHANCEMENTS?

Each time you make a Premium Payment, Hartford will credit your Contract Value with a Payment Enhancement. The amount of the Payment Enhancement is based on your cumulative Premium Payments.

Hartford has developed a variety of variable annuities to help you meet your goals. We issue variable annuities that do not have Payment Enhancements, but that do have lower mortality and expense risk charges and shorter contingent deferred sales charge periods than this Contract. When you talk to your financial adviser, you should make sure that an annuity with a Payment Enhancement is a suitable investment for you.

WHAT TYPE OF SALES CHARGE WILL I PAY?

You don't pay a sales charge when you purchase your Contract. We may charge you a Contingent Deferred Sales Charge when you partially or fully Surrender your Contract. The Contingent Deferred Sales Charge will depend on the amount you choose to Surrender and the length of time the Premium Payment you made has been in your Contract.

The percentage used to calculate the Contingent Deferred Sales Charge is equal to:

NUMBER OF YEARS FROM  CONTINGENT DEFERRED
  PREMIUM PAYMENT        SALES CHARGE
-----------------------------------------
         1                   8%
-----------------------------------------
         2                   8%
-----------------------------------------
         3                   8%
-----------------------------------------
         4                   8%
-----------------------------------------
         5                   7%
-----------------------------------------
         6                   6%
-----------------------------------------
         7                   5%
-----------------------------------------
     8 or more               0%
-----------------------------------------

You won't be charged a Contingent Deferred Sales Charge on:

x  The Annual Withdrawal Amount

x  Premium Payments that have been in your Contract for more than seven years.

x  Payment Enhancements or earnings

x  Distributions made due to death

x  Most payments we make to you as part of your Annuity Payout

IS THERE AN ANNUAL MAINTENANCE FEE?

We deduct this $30.00 fee each year on your Contract Anniversary or when you fully Surrender your Contract, if, on either of those dates, the value of your Contract is less than $50,000.

WHAT CHARGES WILL I PAY ON AN ANNUAL BASIS?

In addition to the Annual Maintenance Fee, you pay the following charges each year:

- MORTALITY AND EXPENSE RISK CHARGE -- This charge is for insurance. It is subtracted daily and is equal to an annual charge of 1.45% of your Contract Value invested in the Funds.

- ANNUAL FUND OPERATING EXPENSES -- These charges are for the Funds. See the Annual Fund Operating Expenses table for more complete information and the Funds' prospectus accompanying this prospectus.

- OPTIONAL DEATH BENEFIT CHARGE -- If you elect the Optional Death Benefit, we will subtract an additional charge on a daily basis until we begin to make Annuity Payouts that is equal to an annual charge of 0.15% of your Contract Value invested in the Funds.

- EARNINGS PROTECTION BENEFIT CHARGE -- If you elect the Earnings Protection Benefit, we will subtract an additional charge on a daily basis until we begin to make Annuity Payouts that is equal to an annual charge of 0.20% of your Contract Value invested in the Funds.

CAN I TAKE OUT ANY OF MY MONEY?

You may Surrender all or part of the amounts you have invested at any time before we start making Annuity Payouts. Once Annuity Payouts begin, you may take full or partial Surrenders under the Payments for a Period Certain, Life Annuity with Payments for a Period Certain or the Joint and Last Survivor Annuity with Payments for a Period Certain Annuity Option, but only if you selected the variable dollar amount Annuity Payouts.

 - You may have to pay income tax on the money you take out and, if you Surrender before you are age 59 1/2, you may have to pay an income tax penalty.

 - You may have to pay a Contingent Deferred Sales Charge on the money you Surrender.

WILL HARTFORD PAY A DEATH BENEFIT?

There is a Death Benefit if the Contract Owner, joint owner or the Annuitant die before we begin to make Annuity Payouts. The

HARTFORD LIFE INSURANCE COMPANY                                               13
--------------------------------------------------------------------------------
Death Benefit will be calculated as of the date we receive a certified death certificate or other legal document acceptable to us. The Death Benefit amount will remain invested in the Sub-Accounts according to your last instructions and will fluctuate with the performance of the underlying Funds.

If death occurs before the Annuity Commencement Date, the Death Benefit is the greatest of:

- The total Premium Payments you have made to us minus the dollar amount of any partial Surrenders, or

- The Contract Value of your Contract minus any Payment Enhancements credited in the 12 months prior to the date we calculate the Death Benefit, or,

- Your Maximum Anniversary Value, which is described below, minus any Payment Enhancements credited in the 12 months prior to the date we calculate the Death Benefit.

If you purchase your Contract in New York, the Death Benefit before the Annuity Commencement Date is the greatest of:

- The total Premium Payments you have made to us minus the dollar amount of any partial Surrenders, or

- The Contract Value of your Contract, or

- Your Maximum Anniversary Value, which is described below.

The Maximum Anniversary Value is based on a series of calculations on Contract Anniversaries of Contract Values, Premium Payments, Payment Enhancements and partial Surrenders. We will calculate an Anniversary Value for each Contract Anniversary prior to the deceased's 81st birthday or date of death, whichever is earlier. The Anniversary Value is equal to the Contract Value as of a Contract Anniversary, increased by the dollar amount of any Premium Payments and Payment Enhancements made since that anniversary and reduced by the dollar amount of any partial Surrenders since that anniversary. The Maximum Anniversary Value is equal to the greatest Anniversary Value attained from this series of calculations.

OPTIONAL DEATH BENEFIT -- If you elect the Optional Death Benefit at an additional charge, the Death Benefit will be the greatest of:

- The total Premium Payments you have made to us minus the dollar amount of any partial Surrenders;

- The Contract Value of your Contract minus any Payment Enhancements credited in the 12 months prior to the date we calculate the Death Benefit;

- Your Maximum Anniversary Value, minus any Payment Enhancements credited in the 12 months prior to the date we calculate the Death Benefit;

- Your Interest Accumulation Value on the date the Optional Death Benefit is added to your Contract.

The Optional Death Benefit may not be available if the Contract Owner or Annuitant is age 76 or older. The Optional Death Benefit is not available in Washington or New York. Once you elect the Optional Death Benefit, you cannot cancel it.

EARNINGS PROTECTION BENEFIT -- You may also elect the Earnings Protection Benefit at an additional charge. The Earnings Protection Benefit may not currently be available in your state and is not available in Washington and New York. The Earnings Protection Benefit will not be available if you or your Annuitant is age 76 or older on the date the Earnings Protection Benefit is added to your Contract. Once you elect the Earnings Protection Benefit, you cannot cancel it.

If you and your Annuitant are age 69 or under on the date the Earnings Protection Benefit is added to your Contract, the death benefit calculation is the greatest of:

- The total Premium Payments you have made to us minus the dollar amount of any partial Surrenders, or

- The Maximum Anniversary Value, minus any Payment Enhancements credited in the 12 months prior to the date we calculate the Death Benefit, or

- Your Contract Value on the date we receive a death certificate or other legal document acceptable to us, minus any Payment Enhancements credited in the 12 months prior to the date we calculate the Death Benefit, plus 40% of the Contract gain since the date the Earnings Protection Benefit was added to your Contract.

If you or your Annuitant are age 70 through 75 on the date the Earnings Protection Benefit is added to your Contract, the percentage of Contract gain added to your Contract Value is reduced to 25%.

Your Contract gain is limited to or "capped" at a maximum of 200% of Contract Value on the date the Earnings Protection Benefit was added to your Contract plus Premium Payments not previously withdrawn made after the Earnings Protection Benefit was added to your Contract, excluding any Premium Payments made in the 12 months before the date of death. We subtract any Payment Enhancements and any adjustments for partial Surrenders.

WHAT ANNUITY PAYOUT OPTIONS ARE AVAILABLE?

When it comes time for us to make Annuity Payouts, you may choose one of the following Annuity Payout Options: Life Annuity, Life Annuity with Cash Refund, Life Annuity with Payments for a Period Certain, Joint and Last Survivor Life Annuity, Joint and Last Survivor Life Annuity with Payments for a Period Certain and Payments For a Period Certain. We may make other Annuity Payout Options available at any time.

You must begin to take Annuity Payouts by the Annuitant's 90th birthday or the end of the 10th Contract Year, whichever is later, unless you elect a later date to begin receiving payments subject to the laws and regulations then in effect and our approval. If you do not tell us what Annuity Payout Option you want before that time, we will make Automatic Annuity Payouts under the Life Annuity with Payments for a Period Certain Payout Option with a ten-year period certain payment option. Automatic Annuity

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Payouts will be fixed-dollar amount Annuity Payouts, variable-dollar amount Annuity Payouts, or a combination of fixed or variable-dollar amount Annuity Payouts depending on the investment allocation of your Account in effect on the Annuity Commencement Date.

GENERAL CONTRACT INFORMATION
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HARTFORD LIFE INSURANCE COMPANY

Hartford Life Insurance Company is a stock life insurance company engaged in the business of writing life insurance, both individual and group, in all states of the United States as well as the District of Columbia. We were originally incorporated under the laws of Massachusetts on June 5, 1902, and subsequently redomiciled to Connecticut. Our offices are located in Simsbury, Connecticut; however, our mailing address is P.O. Box 5085, Hartford, CT 06104-5085. We are ultimately controlled by The Hartford Financial Services Group, Inc., one of the largest financial service providers in the United States.

                               HARTFORD'S RATINGS

                        EFFECTIVE DATE
    RATING AGENCY         OF RATING       RATING          BASIS OF RATING
--------------------------------------------------------------------------------
 A.M. Best and
 Company, Inc.               4/1/00         A+      Financial performance
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 Standard & Poor's           8/1/00        AA       Insurer financial strength
--------------------------------------------------------------------------------
 Fitch                      12/1/00        AA+      Financial strength
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These ratings apply to Hartford's ability to meet its obligations under the Contract. The ratings do not apply to the Separate Account or the underlying Funds.

THE SEPARATE ACCOUNT

The Separate Account is where we set aside and invest the assets of some of our annuity contracts, including this Contract. The Separate Account was established on June 2, 1986 and is registered as a unit investment trust under the Investment Company Act of 1940. This registration does not involve supervision by the SEC of the management or the investment practices of the Separate Account or Hartford. The Separate Account meets the definition of "Separate Account" under federal securities law. This Separate Account holds only assets for variable annuity contracts. The Separate Account:

- Holds assets for your benefit and the benefit of other Contract Owners, and the persons entitled to the payouts described in the Contract.

- Is not subject to the liabilities arising out of any other business Hartford may conduct.

- Is not affected by the rate of return of Hartford's General Account or by the investment performance of any of Hartford's other Separate Accounts.

- May be subject to liabilities from a Sub-Account of the Separate Account that holds assets of other variable annuity contracts offered by the Separate Account, which are not described in this prospectus.

- Is credited with income and gains, and takes losses, whether or not realized, from the assets it holds.

We do not guarantee the investment results of the Separate Account. There is no assurance that the value of your Contract will equal the total of the payments you make to us.

THE FUNDS

Merrill Lynch Large Cap Growth Focus Fund (formerly Mercury V.I. U.S. Large Cap
Fund), a series of Mercury V.I. Funds, Inc. (formerly Mercury Asset Management V.I. Funds, Inc.), a Maryland corporation registered with the Securities and Exchange Commission as an open-end management investment company, is managed by Fund Asset Management, L.P., an affiliate of Merrill Lynch Investment Managers International Limited (formerly Mercury Asset Management International Ltd.)

Merrill Lynch Global Growth Focus Fund, a series of Merrill Lynch Variable Series Funds, Inc., a Maryland corporation registered with the Securities and Exchange Commission as an open-end management investment company, is advised by Merrill Lynch Investment Managers, L.P. (formerly Merrill Lynch Asset Management, L.P.), an indirect wholly-owned subsidiary of Merrill Lynch & Co.

Hartford HLS Funds are sponsored and administered by Hartford. HL Investment Advisors, LLC ("HL Advisors") serves as the investment adviser to each of the Hartford HLS Funds. Wellington Management Company, LLP ("Wellington Management") and Hartford Investment Management Company ("HIMCO") serve as sub-investment advisors and provide day to day investment services.

Hartford Advisers HLS Fund, Hartford Bond HLS Fund, Hartford Capital Appreciation HLS Fund, Hartford Dividend and Growth HLS Fund, Hartford Global Advisers HLS Fund, Hartford Index HLS Fund, Hartford International Opportunities HLS Fund, Hartford MidCap HLS Fund, Hartford Money Market HLS Fund, Hartford Mortgage Securities HLS Fund, Hartford Small Company HLS Fund, and Hartford Stock HLS Fund are each a separate Maryland corporation registered with the Securities and Exchange Commission as an open-end management investment company.

Hartford Focus HLS Fund, Hartford Global Communications HLS Fund, Hartford Global Financial Services HLS Fund, Hartford Global Health HLS Fund, Hartford Global Leaders HLS Fund, Hartford Global Technology HLS Fund, Hartford Growth and Income HLS Fund, Hartford High Yield HLS Fund, Hartford International Capital Appreciation HLS Fund, Hartford International Small Company HLS Fund, Hartford MidCap Value HLS Fund, and Hartford Value HLS Fund are series of Hartford Series

HARTFORD LIFE INSURANCE COMPANY                                               15
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Fund, Inc., a Maryland corporation registered with the Securities and Exchange Commission as an open-end management investment company.

The shares of each Hartford HLS Fund have been divided into Class IA and Class IB. Only Class IB shares are available in this Annuity.

We do not guarantee the investment results of any of the underlying Funds. Since each underlying Fund has different investment objectives, each is subject to different risks. These risks and the Funds' expenses are more fully described in the accompanying Funds' prospectus, and the Funds' Statement of Additional Information which may be ordered from us. The Funds' prospectus should be read in conjunction with this Prospectus before investing.

The Funds may not be available in all states.

The investment goals of each of the Funds are as follows:

MERRILL LYNCH GLOBAL GROWTH FOCUS FUND -- Seeks to achieve long-term growth of capital by investing in a diversified portfolio of equity securities of issuers located in various foreign countries and the United States, placing particular emphasis on companies that have exhibited above-average growth rates in earnings.

MERRILL LYNCH LARGE CAP GROWTH FOCUS FUND (formerly Mercury V.I. U.S. Large Cap
Fund) -- Seeks to achieve long-term capital growth through investments primarily in a diversified portfolio of large capitalization equity securities of companies located in the U.S. In selecting securities, the Portfolio emphasizes those securities that the Portfolio's management believes to have good prospects for earnings growth.

HARTFORD ADVISERS HLS FUND -- Seeks maximum long-term total return. Sub-advised by Wellington Management.

HARTFORD BOND HLS FUND -- Seeks a high level of current income, consistent with a competitive total return, as compared to bond funds with similar investment objectives and policies, by investing primarily in debt securities. Sub-advised by HIMCO.

HARTFORD CAPITAL APPRECIATION HLS FUND -- Seeks growth of capital by investing primarily in stocks selected on the basis of potential for capital appreciation. Sub-advised by Wellington Management.

HARTFORD DIVIDEND AND GROWTH HLS FUND -- Seeks a high level of current income consistent with growth of capital by investing primarily in stocks. Sub-advised by Wellington Management.

HARTFORD FOCUS HLS FUND -- Seeks long-term capital appreciation. Sub-advised by Wellington Management.

HARTFORD GLOBAL ADVISERS HLS FUND (formerly Hartford International Advisers HLS
Fund) -- Seeks maximum long-term total rate of return. Sub-advised by Wellington Management.

HARTFORD GLOBAL COMMUNICATIONS HLS FUND -- Seeks long-term capital appreciation. Sub-advised by Wellington Management.

HARTFORD GLOBAL FINANCIAL SERVICES HLS FUND -- Seeks long-term capital appreciation. Sub-advised by Wellington Management.

HARTFORD GLOBAL HEALTH HLS FUND -- Seeks long-term capital appreciation by investing at least 80% of its total assets in equity securities of health care companies worldwide. Sub-advised by Wellington Management.

HARTFORD GLOBAL LEADERS HLS FUND -- Seeks growth of capital by investing primarily in stocks issued by companies worldwide. Sub-advised by Wellington Management.

HARTFORD GLOBAL TECHNOLOGY HLS FUND -- Seeks long-term capital appreciation by investing at least 80% of its total assets in equity securities of technology companies worldwide. Sub-advised by Wellington Management.

HARTFORD GROWTH AND INCOME HLS FUND -- Seeks growth of capital and current income by investing primarily in stocks with earnings growth potential and steady or rising dividends. Sub-advised by Wellington Management.

HARTFORD HIGH YIELD HLS FUND -- Seeks high current income by investing in non-investment grade debt securities. Growth of capital is a secondary objective. Securities rated below investment grade are commonly referred to as "high yield-high risk securities" or "junk bonds." For more information concerning the risks associated with investing in such securities, please refer to the section in the accompanying prospectus for the Funds entitled "Hartford High Yield HLS Fund." Sub-advised by HIMCO.

HARTFORD INDEX HLS FUND -- Seeks to provide investment results that approximate the price and yield performance of publicly traded common stocks in the aggregate. Sub-advised by HIMCO.

HARTFORD INTERNATIONAL CAPITAL APPRECIATION HLS FUND -- Seeks capital appreciation. Sub-advised by Wellington Management.

HARTFORD INTERNATIONAL OPPORTUNITIES HLS FUND -- Seeks growth of capital by investing primarily in stocks issued by non-U.S. companies. Sub-advised by Wellington Management.

HARTFORD INTERNATIONAL SMALL COMPANY HLS FUND -- Seeks capital appreciation. Sub-advised by Wellington Management.

HARTFORD MIDCAP HLS FUND (Effective as of the close of the New York Stock Exchange on June 29, 2001, closed to new and subsequent Premium Payments and transfers of Contract Value) -- Seeks long-term capital growth by investing primarily in stocks selected on the basis of potential for capital appreciation. Sub-advised by Wellington Management.

HARTFORD MIDCAP VALUE HLS FUND -- Seeks long-term capital appreciation. Sub-advised by Wellington Management.

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HARTFORD MONEY MARKET HLS FUND -- Seeks maximum current income consistent with liquidity and preservation of capital. Sub-advised by HIMCO.

HARTFORD MORTGAGE SECURITIES HLS FUND -- Seeks maximum current income consistent with safety of principal and maintenance of liquidity by investing primarily in mortgage-related securities. Sub-advised by HIMCO.

HARTFORD SMALL COMPANY HLS FUND -- Seeks growth of capital by investing primarily in stocks selected on the basis of potential for capital appreciation. Sub-advised by Wellington Management.

HARTFORD STOCK HLS FUND -- Seeks long-term growth of capital, with income as a secondary consideration, by investing primarily in stocks. Sub-advised by Wellington Management.

HARTFORD VALUE HLS FUND -- Seeks long-term total return. Sub-advised by Wellington Management.

MIXED AND SHARED FUNDING -- Shares of the Funds may be sold to our other separate accounts and our insurance company affiliates or other unaffiliated insurance companies to serve as the underlying investment for both variable annuity contracts and variable life insurance policies, a practice known as "mixed and shared funding." As a result, there is a possibility that a material conflict may arise between the interests of Contract Owners, and of owners of other contracts whose contract values are allocated to one or more of these other separate accounts investing in any one of the Funds. In the event of any such material conflicts, we will consider what action may be appropriate, including removing the Fund from the Separate Account or replacing the Fund with another underlying fund. There are certain risks associated with mixed and shared funding, as disclosed in the Funds' prospectus.

VOTING RIGHTS -- We are the legal owners of all Fund shares held in the Separate Account and we have the right to vote at the Fund's shareholder meetings. To the extent required by federal securities laws or regulations, we will:

- Notify you of any Fund shareholders' meeting if the shares held for your Contract may be voted.

- Send proxy materials and a form of instructions that you can use to tell us how to vote the Fund shares held for your Contract.

- Arrange for the handling and tallying of proxies received from Contract
  Owners.

- Vote all Fund shares attributable to your Contract according to instructions received from you, and

- Vote all Fund shares for which no voting instructions are received in the same proportion as shares for which instructions have been received.

If any federal securities laws or regulations, or their present interpretation, change to permit us to vote Fund shares on our own, we may decide to do so. You may attend any Shareholder Meeting at which shares held for your Contract may be voted. After we begin to make Annuity Payouts to you, the number of votes you have will decrease.

SUBSTITUTIONS, ADDITIONS, OR DELETIONS OF FUNDS -- We reserve the right, subject to any applicable law, to make certain changes to the Funds offered under your Contract. We may, in our sole discretion, establish new Funds. New Funds will be made available to existing Contract Owners as we determine appropriate. We may also close one or more Funds to additional Payments or transfers from existing Sub-Accounts.

We reserve the right to eliminate the shares of any of the Funds for any reason and to substitute shares of another registered investment company for the shares of any Fund already purchased or to be purchased in the future by the Separate Account. To the extent required by the Investment Company Act of 1940 (the "1940 Act"), substitutions of shares attributable to your interest in a Fund will not be made until we have the approval of the Commission and we have notified you of the change.

In the event of any substitution or change, we may, by appropriate endorsement, make any changes in the Contract necessary or appropriate to reflect the substitution or change. If we decide that it is in the best interest of the Contract Owners, the Separate Account may be operated as a management company under the 1940 Act or any other form permitted by law, may be de-registered under the 1940 Act in the event such registration is no longer required, or may be combined with one or more other Separate Accounts.

ADMINISTRATIVE SERVICES -- Hartford has entered into agreements with the investment advisers or distributors of many of the Funds. Under the terms of these agreements, Hartford provides administrative services and the Funds pay a fee to Hartford that is usually based on an annual percentage of the average daily net assets of the Funds. These agreements may be different for each Fund or each Fund family.

PERFORMANCE RELATED INFORMATION
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The Separate Account may advertise certain performance-related information concerning the Sub-Accounts. Performance information about a Sub-Account is based on the Sub-Account's past performance only and is no indication of future performance.

When a Sub-Account advertises its standardized total return, it will usually be calculated since the date of the Sub-Account's inception for one year, five years, and ten years or some other relevant periods if the Sub-Account has not been in existence for at least ten years. Total return is measured by comparing the value of an investment in the Sub-Account at the beginning of the relevant period to the value of the investment at the end of the period.

HARTFORD LIFE INSURANCE COMPANY                                               17
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The Separate Account may also advertise non-standard total returns that pre-date the inception date of the Separate Account. These non-standardized total returns are calculated by assuming that the Sub-Accounts have been in existence for the same periods as the underlying Funds and by taking deductions for charges equal to those currently assessed against the Sub-Accounts. These non-standardized returns must be accompanied by standardized total returns.

If applicable, the Sub-Accounts may advertise yield in addition to total return. The yield will be computed in the following manner: the net investment income per unit earned during a recent one month period, divided by the unit value on the last day of the period. This figure reflects the recurring charges at the Separate Account level including the Annual Maintenance Fee.

A money market Sub-Account may advertise yield and effective yield. The yield of a Sub-Account is based upon the income earned by the Sub-Account over a seven-day period and then annualized; i.e., the income earned in the period is assumed to be earned every seven days over a 52-week period and stated as a percentage of the investment. Effective yield is calculated similarly but when annualized, the income earned by the investment is assumed to be reinvested in Sub-Account units and thus compounded in the course of a 52-week period. Yield and effective yield reflect the recurring charges at the Separate Account level including the Annual Maintenance Fee.

We may provide information on various topics to Contract Owners and prospective Contract Owners in advertising, sales literature or other materials. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as value investing, dollar cost averaging and asset allocation), the advantages and disadvantages of investing in tax-deferred and taxable instruments, customer profiles and hypothetical purchase scenarios, financial management and tax and retirement planning, and other investment alternatives, including comparisons between the Contracts and the characteristics of and market for such alternatives.

THE FIXED ACCUMULATION FEATURE
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IMPORTANT INFORMATION YOU SHOULD KNOW: THIS PORTION OF THE PROSPECTUS RELATING TO THE FIXED ACCUMULATION FEATURE IS NOT REGISTERED UNDER THE SECURITIES ACT OF 1933 ("1933 ACT") AND THE FIXED ACCUMULATION FEATURE IS NOT REGISTERED AS AN INVESTMENT COMPANY UNDER THE 1940 ACT. THE FIXED ACCUMULATION FEATURE OR ANY OF ITS INTERESTS ARE NOT SUBJECT TO THE PROVISIONS OR RESTRICTIONS OF THE 1933 ACT OR THE 1940 ACT, AND THE STAFF OF THE SECURITIES AND EXCHANGE COMMISSION HAS NOT REVIEWED THE DISCLOSURE REGARDING THE FIXED ACCUMULATION FEATURE. THE FOLLOWING DISCLOSURE ABOUT THE FIXED ACCUMULATION FEATURE MAY BE SUBJECT TO CERTAIN GENERALLY APPLICABLE PROVISIONS OF THE FEDERAL SECURITIES LAWS REGARDING THE ACCURACY AND COMPLETENESS OF DISCLOSURE.

Premium Payments, Payment Enhancements and Contract Values allocated to the Fixed Accumulation Feature become a part of our General Account assets. We invest the assets of the General Account according to the laws governing the investments of insurance company General Accounts.

Currently, we guarantee that we will credit interest at a rate of not less than 3% per year, compounded annually, to amounts you allocate to the Fixed Accumulation Feature. We reserve the right to change the rate subject only to applicable state insurance law. We may credit interest at a rate in excess of 3% per year. We will periodically publish the Fixed Accumulation Feature interest rates currently in effect. There is no specific formula for determining interest rates. Some of the factors that we may consider in determining whether to credit excess interest are: general economic trends, rates of return currently available and anticipated on our investments, regulatory and tax requirements and competitive factors. We will account for any deductions, Surrenders or transfers from the Fixed Accumulation Feature on a "first-in first-out" basis. For Contracts issued in the state of New York, the Fixed Accumulation Feature interest rates may vary from other states.

IMPORTANT: ANY INTEREST CREDITED TO AMOUNTS YOU ALLOCATE TO THE FIXED ACCUMULATION FEATURE IN EXCESS OF 3% PER YEAR WILL BE DETERMINED AT OUR SOLE DISCRETION. YOU ASSUME THE RISK THAT INTEREST CREDITED TO THE FIXED ACCUMULATION FEATURE MAY NOT EXCEED THE MINIMUM GUARANTEE OF 3% FOR ANY GIVEN YEAR.

From time to time, we may credit increased interest rates under certain programs established in our sole discretion.

DOLLAR COST AVERAGING PLUS ("DCA") PROGRAMS -- As of June 15, 2001, you may enroll in one or more special pre-authorized transfer programs known as our DCA Plus Programs (the "Programs"). Under these Programs, Contract Owners who enroll may allocate a minimum of $5,000 of their Premium Payment into a Program (we may allow a lower minimum Premium Payment for qualified plan transfers or rollovers, including IRAs) and pre-authorize transfers to any of the Sub-Accounts under either a 6-Month Transfer Program or 12-Month Transfer Program. The 6-Month Transfer Program and the 12-Month Transfer Program will generally have different credited interest rates. Currently, the 6-Month and 12-month Transfer Programs are credited the same interest rate as the Fixed Accumulation Feature. At some time in the future, Hartford may offer interest rates specific to the Transfer Programs.

Under the 6-month Transfer Program, the interest rate can accrue up to 6 months and all Premium Payments and accrued interest must be transferred from the Program to the selected Sub-Accounts in 3 to 6 months. Under the 12-Month Transfer Program, the interest rate can accrue up to 12 months and all Premium Payments and accrued interest must be transferred to

18                                               HARTFORD LIFE INSURANCE COMPANY
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the selected Sub-Accounts in 7 to 12 months. This will be accomplished by monthly transfers for the period selected with the final transfer of the entire amount remaining in the Program.

We determine, in our sole discretion, the interest rates credited to the Program. These interest rates may vary depending on the Contract you purchased. Please consult your Registered Representative to determine the interest rate for your Program.

Any subsequent Program payments we receive during an active Program transfer period which are received during the same interest rate period will be credited to the current Program. Any subsequent Program payments we receive during an active Program transfer period which are received during a different interest rate period will be used to start a new Program. That Program will be credited with the interest rate in effect on the date we start the new Program. Unless you send us different instructions, the new Program will be the same length of time as your current Program and will allocate the subsequent Program payments to the same Funds.

Hartford reserves the right to limit the total number of DCA Programs to 5 Programs open at any one time.

The pre-authorized transfers will begin within 15 days of receipt of the Program payment provided we receive complete enrollment instructions. If we do not receive complete Program enrollment instructions within 15 days of receipt of the initial Program payment, the Program will be voided and the entire balance in the Program will be transferred to the Accounts designated by you. If you do not designate an Account, you will receive the Fixed Accumulation Feature's current effective interest rate.

You may elect to terminate the pre-authorized transfers by calling or writing us of your intent to cancel enrollment in the Program. Upon cancellation, you will no longer receive the Program interest rate and unless we receive instructions to the contrary, the amounts remaining in the Program may accrue at the interest rate currently in effect for the Fixed Accumulation Feature.

We reserve the right to discontinue, modify or amend the Program or any other interest rate program we establish. Any change to the Program will not affect Contract Owners currently enrolled in the Program.

THE CONTRACT
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PURCHASES AND CONTRACT VALUE

WHAT TYPES OF CONTRACTS ARE AVAILABLE?

The Contract is an individual or group tax-deferred variable annuity contract. It is designed for retirement planning purposes and may be purchased by any individual, group or trust, including:

- Any trustee or custodian for a retirement plan qualified under Sections 401(a) or 403(a) of the Code;

- Annuity purchase plans adopted by public school systems and certain tax-exempt organizations according to Section 403(b) of the Code;

- Individual Retirement Annuities adopted according to Section 408 of the Code;

- Employee pension plans established for employees by a state, a political subdivision of a state, or an agency of either a state or a political subdivision of a state, and

- Certain eligible deferred compensation plans as defined in Section 457 of the Code.

The examples above represent Qualified Contracts, as defined by the Code. In addition, individuals and trusts can also purchase Contracts that are not part of a tax qualified retirement plan. These are known as Non-Qualified Contracts.

If you are purchasing the Contract for use in an IRA or other qualified retirement plan, you should consider other features of the Contract besides tax deferral, since any investment vehicle used within an IRA or other qualified plan receives tax deferred treatment under the Code.

If you are considering purchasing optional benefits such as the Earnings Protection Benefit and your Contract is an IRA, you should read "Appendix I -- Information Regarding Tax-Qualified Retirement Plans," under the section
"4. Individual Retirement Annuities ("IRAs") Under Section 408" under the sub-section "Information About Death Benefits and IRAs."

HOW DO I PURCHASE A CONTRACT?

You may purchase a Contract by completing and submitting an application or an order request along with an initial Premium Payment. For most Contracts, the minimum Premium Payment is $10,000. For additional Premium Payments, the minimum Premium Payment is $500. Under certain situations, we may allow smaller Premium Payments, for example, if you enroll in our InvestEase-Registered Trademark-Program or are part of certain tax qualified retirement plans. Prior approval is required for Premium Payments of $1,000,000 or more. In Maryland, Massachusetts, Oregon and Alabama, Premium Payments may only be made during the first Contract Year.

You and your Annuitant must not be older than age 85 on the date that your Contract is issued. You must be of legal age in the state where the Contract is being purchased or a guardian must act on your behalf.

HOW ARE PREMIUM PAYMENTS APPLIED TO MY CONTRACT?

Your initial Premium Payment will be invested within two Valuation Days of our receipt of a properly completed application or an order request and the Premium Payment. If we receive your subsequent Premium Payment before the close of the New York Stock Exchange, it will be priced on the same Valuation Day. If we receive your Premium Payment after the close of the New

HARTFORD LIFE INSURANCE COMPANY                                               19
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York Stock Exchange, it will be invested on the next Valuation Day. If we receive your subsequent Premium Payment on a Non-Valuation Day, the amount will be invested on the next Valuation Day. Unless we receive new instructions, we will invest the Premium Payment based on your last allocation instructions. We will send you a confirmation when we invest your Premium Payment.

If the request or other information accompanying the Premium Payment is incomplete when received, we will hold the money in a non-interest bearing account for up to five Valuation Days while we try to obtain complete information. If we cannot obtain the information within five Valuation Days, we will either return the Premium Payment and explain why the Premium Payment could not be processed or keep the Premium Payment if you authorize us to keep it until you provide the necessary information.

WHAT ARE PAYMENT ENHANCEMENTS?

Each time you make a Premium Payment to your Contract, Hartford will credit your Contract Value with a Payment Enhancement. The Payment Enhancement is based on your cumulative Premium Payments and is equal to:

x 3% of the Premium Payment if your cumulative Premium Payments are less than $50,000.

x 4% of the Premium Payment if your cumulative Premium Payments are $50,000 or more.

If you make a subsequent Premium Payment that increases your cumulative Premium Payments to $50,000 or more, Hartford will credit an additional Payment Enhancement to your Contract Value equal to 1% of your prior Premium Payments.

The Payment Enhancements will be allocated to the same Accounts and in the same proportion as your Premium Payment.

DO I ALWAYS GET TO KEEP MY PAYMENT ENHANCEMENTS?

You won't always get to keep the Payment Enhancements credited to your Contract Value. Hartford will take back or "recapture" some or all of the Payment Enhancements under certain circumstances:

- Hartford will take back the Payment Enhancements we credit to your Contract Value if you cancel your Contract during the "Right to Examine" period described in your Contract.

- Hartford will deduct any Payment Enhancements credited to your Contract Value in the 24 months prior to the Annuity Calculation Date when we determine the amount available for Annuity Payouts.

- Hartford will also exclude any Payment Enhancements credited to your Contract Value in the 12 months prior to the date we calculate the Death Benefit when determining the Death Benefit payable.

- Hartford will deduct all Payment Enhancements credited during a period of eligible confinement to a hospital, nursing home or other qualified long-term care facility under the Waiver of Sales Charge Rider if you request a full or partial Surrender.

If you purchase your Contract in New York, Hartford will recapture the Payment Enhancements only if you cancel your Contract during the "Right to Examine" period described in your Contract.

DO PAYMENT ENHANCEMENTS ALWAYS BENEFIT ME?

Not all of the time. Hartford issues a variety of variable annuities designed to meet different retirement planning goals. Some of our variable annuities have no Payment Enhancement, some have lower mortality and expense risk charges and still others have no contingent deferred sales charge. You and your financial adviser should decide if you may be better off in certain circumstances with one of our other variable annuities. You and your financial adviser should consider some of the following factors when determining which annuity is appropriate for you:

- The length of time that you plan to continue to own your Contract.

- The frequency, amount and timing of any partial Surrenders.

- The amount of your Premium Payments.

- When you plan to annuitize your Contract.

- Whether you might experience an event that results in the loss of some or all of the Payment Enhancements.

We recapture the Payment Enhancements credited in the 24 months prior to the Annuity Calculation Date, in the 12 months prior to the date we receive notice of death, and under certain circumstances, if you are confined to a nursing home. It might not be beneficial to purchase this Contract if you know that you will experience an event that will require Hartford to take back these Payment Enhancements. In addition, although this Contract's fees and charges are lower than many annuities that add a "bonus" or Payment Enhancement, the expenses are higher than some variable annuities without a Payment Enhancement. Over the life of the Contract, the Payment Enhancements you receive may be more than offset by the higher expenses.

CAN I CANCEL MY CONTRACT AFTER I PURCHASE IT?

We want you to be satisfied with the Contract you have purchased. We urge you to closely examine its provisions. If for any reason you are not satisfied with your Contract, simply return it within ten days after you receive it with a written request for cancellation that indicates your tax-withholding instructions. In some states, you may be allowed more time to cancel your Contract. We will not deduct any Contingent Deferred Sales Charges during this time. We may require additional information, including a signature guarantee, before we can cancel your Contract.

You bear the investment risk from the time the Contract is issued until we receive your complete cancellation request.

The amount we pay you upon cancellation depends on the requirements of the state where you purchased your Contract,

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the method of purchase, the type of Contract you purchased and your age. Hartford will take back the Payment Enhancements credited to your Contract Value if you elect to cancel your Contract.

HOW IS THE VALUE OF MY CONTRACT CALCULATED BEFORE THE ANNUITY CALCULATION DATE?

The Contract Value is the sum of all Accounts. There are two things that affect your Sub-Account value: (1) the number of Accumulation Units and (2) the Accumulation Unit Value. The Sub-Account value is determined by multiplying the number of Accumulation Units by the Accumulation Unit Value. Therefore, on any Valuation Day your Contract Value reflects the investment performance of the Sub-Accounts and will fluctuate with the performance of the underlying Funds.

When Premium Payments and Payment Enhancements are credited to your Sub-Accounts, they are converted into Accumulation Units by dividing the sum of your Premium Payments and Payment Enhancements, minus any Premium Taxes, by the Accumulation Unit Value for that day. The more Premium Payments you put into your Contract, the more Accumulation Units you will own. You decrease the number of Accumulation Units you have by requesting Surrenders, transferring money out of a Sub-Account, settling a Death Benefit claim or by annuitizing your Contract.

To determine the current Accumulation Unit Value, we take the prior Valuation Day's Accumulation Unit Value and multiply it by the Net Investment Factor for the current Valuation Day.

The Net Investment Factor is used to measure the investment performance of a Sub-Account from one Valuation Day to the next. The Net Investment Factor for each Sub-Account equals:

- The net asset value per share of each Fund held in the Sub-Account at the end of the current Valuation Day divided by

- The net asset value per share of each Fund held in the Sub-Account at the end of the prior Valuation Day; minus

- The daily mortality and expense risk charge and any other applicable charges, adjusted for the number of days in the period.

We will send you a statement in each calendar quarter, which tells you how many Accumulation Units you have, their value and your total Contract Value.

CAN I TRANSFER FROM ONE SUB-ACCOUNT TO ANOTHER?

TRANSFERS BETWEEN SUB-ACCOUNTS -- You may transfer from one Sub-Account to another before and after the Annuity Commencement Date at no extra charge. Your transfer request will be processed on the day that it is received as long as it is received on a Valuation Day before the close of the New York Stock Exchange. Otherwise, your request will be processed on the following Valuation Day. We will send you a confirmation when we process your transfer. You are responsible for verifying transfer confirmations and promptly advising us of any errors within 30 days of receiving the confirmation.

SUB-ACCOUNT TRANSFER RESTRICTIONS -- This Contract is not designed to serve as a vehicle for frequent trading in response to short-term fluctuations in the stock market. Any individual or legal entity that intends to engage in international arbitrage, utilize market timing practices or make frequent transfers to take advantage of inefficiencies in Fund pricing should not purchase this Contract. These abusive or disruptive transfers can have an adverse impact on management of a Fund, increase Fund expenses and affect Fund performance.

Effective August 1, 2001, Hartford introduced a new policy for transfers between Sub-Accounts, which is designed to protect Contract Owners from abusive or disruptive trading activity:

- You may submit 20 Sub-Account transfers each Contract Year for each Contract by U.S. Mail, Voice Response Unit, Internet, telephone, or facsimile.

- Once these 20 Sub-Account transfers have been executed, you may submit any additional Sub-Account transfers only in writing by U.S. Mail or overnight delivery service. Transfer requests sent by same day mail or courier service will not be accepted. If you want to cancel a written Sub-Account transfer, you must also cancel it in writing by U.S. Mail or overnight delivery service. We will process the cancellation request as of the day we receive it.

We will apply the new policy to your Contract during the period starting August 1, 2001 through your next Contract Anniversary, and then during each Contract Year thereafter.

In addition, if your initial Premium Payment is $1 million or more, or if you are acting on behalf of multiple Contract Owners with aggregate Contract Values of $2 million or more, you may be required to sign a separate agreement with Hartford which includes additional restrictions before you may submit any Sub-Account transfers.

ABUSIVE TRANSFERS -- Regardless of the number of transfers you have made, we will monitor Sub-Account transfers and we may terminate your transfer privileges if we determine that you are engaging in a pattern of transfers that is disadvantageous or potentially harmful to other Contract Owners. We will consider the following factors:

- the dollar amount of the transfer;

- the total assets of the Funds involved in the transfer;

- the number of transfers completed in the current calendar quarter; or

- whether the transfer is part of a pattern of transfers designed to take advantage of short term market fluctuations or market inefficiencies.

None of these restrictions are applicable to Sub-Account transfers made under a Dollar Cost Averaging Program or other systematic transfer program.

We will continue to monitor transfer activity and Hartford may modify these restrictions at any time.

HARTFORD LIFE INSURANCE COMPANY                                               21
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FIXED ACCUMULATION FEATURE TRANSFERS -- During each Contract Year, you may make transfers out of the Fixed Accumulation Feature to Sub-Accounts. All transfer allocations must be in whole numbers (e.g., 1%). You may transfer either:

- 30% of your total amount in the Fixed Accumulation Feature, or

- An amount equal to the largest previous transfer.

These transfer limits do not include transfers done through Dollar Cost Averaging or the DCA Plus Program.

If your interest rate renews at a rate at least 1% lower than your prior interest rate, you may transfer an amount equal to up to 100% of the amount to be invested at the renewal rate. You must make this transfer request within 60 days of being notified of the renewal rate.

FIXED ACCUMULATION FEATURE TRANSFER RESTRICTIONS -- We reserve the right to defer transfers from the Fixed Accumulation Feature for up to 6 months from the date of your request. After any transfer, you must wait 6 months before moving Sub-Account Values back to the Fixed Accumulation Feature.

TELEPHONE AND INTERNET TRANSFERS -- In most states, you can make transfers:

- By calling us at (800) 862-6668

- Electronically, if available, by the Internet through our website at http://online.hartfordlife.com

Transfer instructions received by telephone on any Valuation Day before the close of the New York Stock Exchange will be carried out that day. Otherwise, the instructions will be carried out at the close of the New York Stock Exchange on the next Valuation Day.

Transfer instructions you send electronically are considered to be received by Hartford at the time and date stated on the electronic acknowledgement Hartford returns to you. If the time and date indicated on the acknowledgement is before the close of the New York Stock Exchange on a Valuation Day, the instructions will be carried out that day. Otherwise, the instructions will be carried out at the close of the New York Stock Exchange the next Valuation Day. If you do not receive an electronic acknowledgement, you should telephone us as soon as possible.

We will send you a confirmation when we process your transfer. You are responsible for verifying transfer confirmations and promptly advising us of any errors within 30 days of receiving the confirmation.

Telephone or Internet transfer requests may currently only be cancelled by calling us at (800) 862-6668 before the close of the New York Stock Exchange.

Hartford, our agents or our affiliates are NOT responsible for losses resulting from telephone or electronic requests that we believe are genuine. We will use reasonable procedures to confirm that instructions received by telephone or through our website are genuine, including a requirement that contract owners provide certain identification information, including a personal identification number. We record all telephone transfer instructions. We reserve the right to suspend, modify, or terminate telephone or electronic transfer privileges at any time.

POWER OF ATTORNEY -- You may authorize another person to make transfers on your behalf by submitting a completed power of attorney form. Once we have the completed form on file, we will accept transfer instructions, subject to our transfer restrictions, from your designated third party until we receive new instructions in writing from you. You will not be able to make transfers or other changes to your Contract if you have authorized someone else to act under a power of attorney.

CHARGES AND FEES

The following charges and fees are associated with the Contract:

THE CONTINGENT DEFERRED SALES CHARGE

The Contingent Deferred Sales Charge covers some of the expenses relating to the sale and distribution of the Contract, including commissions paid to registered representatives and the cost of preparing sales literature and other promotional activities.

We may assess a Contingent Deferred Sales Charge when you request a full or partial Surrender. The Contingent Deferred Sales Charge is based on the amount you choose to Surrender and how long your Premium Payments have been in the Contract. Each Premium Payment has its own Contingent Deferred Sales Charge schedule. Premium Payments are Surrendered in the order in which they were received. The longer you leave your Premium Payments in the Contract, the lower the Contingent Deferred Sales Charge will be when you Surrender. The amount assessed a Contingent Deferred Sales Charge will not exceed your total Premium Payments.

The percentage used to calculate the Contingent Deferred Sales Charge is equal to:

NUMBER OF YEARS FROM  CONTINGENT DEFERRED
  PREMIUM PAYMENT        SALES CHARGE
-----------------------------------------
         1                   8%
-----------------------------------------
         2                   8%
-----------------------------------------
         3                   8%
-----------------------------------------
         4                   8%
-----------------------------------------
         5                   7%
-----------------------------------------
         6                   6%
-----------------------------------------
         7                   5%
-----------------------------------------
     8 or more               0%
-----------------------------------------

22                                               HARTFORD LIFE INSURANCE COMPANY
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________________________________________________________________________________

For example, you made an initial Premium Payment of $10,000 five years ago and an additional Premium Payment of $20,000 one year ago. If you request a partial withdrawal of $15,000 and you have not taken your Annual Withdrawal Amount for the Contract Year, we will deduct a Contingent Deferred Sales Charge as follows:

- Hartford will Surrender the Annual Withdrawal Amount which is equal to 10% of your total Premium Payments, or $3,000 without charging a Contingent Deferred Sales Charge.

- We will then Surrender the Premium Payments that have been in the Contract the longest.

- That means we would Surrender the entire $10,000 initial Premium Payment and deduct a Contingent Deferred Sales Charge of 7% on that amount or $700.00.

- The remaining $2,000 will come from the additional Premium Payment made one year ago and we will deduct a Contingent Deferred Sales Charge of 8% of the $2,000 or $160.00.

- Your total Contingent Deferred Sales Charge is $860.00.

If you have any questions about these charges, please contact your financial adviser or Hartford.
________________________________________________________________________________

If you purchase your Contract in Oregon the percentage used to calculate the Contingent Deferred Sales Charge is equal to:

 NUMBER OF YEARS FROM    CONTINGENT DEFERRED
    PREMIUM PAYMENT         SALES CHARGE
--------------------------------------------
          1                     8%
--------------------------------------------
          2                     8%
--------------------------------------------
          3                     8%
--------------------------------------------
          4                     7%
--------------------------------------------
          5                     6%
--------------------------------------------
          6                     5%
--------------------------------------------
          7                     4%
--------------------------------------------
      8 or more                 0%
--------------------------------------------

THE FOLLOWING SURRENDERS ARE NOT SUBJECT TO A CONTINGENT DEFERRED SALES CHARGE:

- ANNUAL WITHDRAWAL AMOUNT -- During the first seven Contract Years from each Premium Payment, you may, each Contract Year, take partial Surrenders up to 10% of the total Premium Payments. If you do not take 10% one year, you may not take more than 10% the next year. These amounts are different for Contracts issued to a Charitable Remainder Trust.

UNDER THE FOLLOWING SITUATIONS, THE CONTINGENT DEFERRED SALES CHARGE IS WAIVED:

- Upon eligible confinement as described in the Waiver of Sales Charge Rider. We will waive any Contingent Deferred Sales Charge applicable to a partial or full Surrender if you, the joint owner or the Annuitant, is confined for at least 180 consecutive calendar days to a: (a) facility recognized as a general hospital by the proper authority of the state in which it is located; or
  (b) facility recognized as a general hospital by the Joint Commission on the Accreditation of Hospitals; or (c) facility certified by Medicare as a hospital or long-term care facility; or (d) nursing home licensed by the state in which it is located and offers the services of a registered nurse 24 hours a day. If you, the joint owner or the Annuitant is confined when you purchase the Contract, this waiver is not available. For it to apply, you must:
  (a) have owned the Contract continuously since it was issued, (b) provide written proof of confinement satisfactory to us, and (c) request the Surrender within 91 calendar days of the last day of confinement. This waiver may not be available in all states. Please contact your Registered Representative or us to determine if it is available for you. ONCE YOU ELECT THIS WAIVER, HARTFORD WILL NOT ACCEPT ANY SUBSEQUENT PREMIUM PAYMENTS. IN ADDITION, IF YOU REQUEST A FULL OR PARTIAL SURRENDER DURING CONFINEMENT, WE WILL DEDUCT FROM YOUR CONTRACT VALUE ANY PAYMENT ENHANCEMENTS CREDITED DURING THE TIME YOU WERE CONFINED.

- For Required Minimum Distributions. This allows Annuitants who are age 70 1/2 or older, with a Contract held under an Individual Retirement Account or 403(b) plan, to Surrender an amount equal to the Required Minimum Distribution for the Contract without a Contingent Deferred Sales Charge. All requests for Required Minimum Distributions must be in writing.

THE FOLLOWING SITUATIONS ARE NOT SUBJECT TO A CONTINGENT DEFERRED SALES CHARGE:

- Upon death of the Annuitant or Contract Owner. No Contingent Deferred Sales Charge will be deducted if the Annuitant or Contract Owner dies, unless the Contract Owner is not a natural person (e.g. a trust).

- Upon Annuitization. The Contingent Deferred Sales Charge is not deducted when you annuitize the Contract. We will charge a Contingent Deferred Sales Charge if the Contract is Surrendered during the Contingent Deferred Sales Charge period under an Annuity Payout Option which allows Surrenders.

- Upon cancellation during the Right to Cancel Period.

SURRENDER ORDER -- During the first seven Contract Years all Surrenders in excess of the Annual Withdrawal Amount will be taken first from Premium Payments, then from earnings and then from Payment Enhancements. Surrenders from Premium Payments in excess of the Annual Withdrawal Amount will be subject to a Contingent Deferred Sales Charge.

After the Seventh Contract Year, all Surrenders in excess of the Annual Withdrawal Amount will be taken first from earnings, then from Premium Payments held in your Contract for more than seven years, then from the Payment Enhancements

HARTFORD LIFE INSURANCE COMPANY                                               23
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credited for more than seven years, then from Premium Payments invested for less than seven years and then from the Payment Enhancements credited for less than seven years. Only Premium Payments invested for less than seven years are subject to a Contingent Deferred Sales Charge.

MORTALITY AND EXPENSE RISK CHARGE

For assuming mortality and expense risks under the Contract, we deduct a daily charge at an annual rate of 1.45% of Sub-Account Value. The mortality and expense risk charge is broken into charges for mortality risks and for an expense risk:

- MORTALITY RISK -- There are two types of mortality risks that we assume, those made while your Premium Payments are accumulating and those made once Annuity Payouts have begun.

During the period your Premium Payments are accumulating, we are required to cover any difference between the Death Benefit paid and the Surrender Value. These differences may occur during periods of declining value or in periods where the Contingent Deferred Sales Charges would have been applicable. The risk that we bear during this period is that actual mortality rates, in aggregate, may exceed expected mortality rates.

Once Annuity Payouts have begun, we may be required to make Annuity Payouts as long as the Annuitant is living, regardless of how long the Annuitant lives. The risk that we bear during this period is that the actual mortality rates, in aggregate, may be lower than the expected mortality rates.

- EXPENSE RISK -- We also bear an expense risk that the Contingent Deferred Sales Charges and the Annual Maintenance Fee collected before the Annuity Commencement Date may not be enough to cover the actual cost of selling, distributing and administering the Contract.

Although variable Annuity Payouts will fluctuate with the performance of the underlying Fund selected, your Annuity Payouts will NOT be affected by (a) the actual mortality experience of our Annuitants, or (b) our actual expenses if they are greater than the deductions stated in the Contract. Because we cannot be certain how long our Annuitants will live, we charge this percentage fee based on the mortality tables currently in use. The mortality and expense risk charge enables us to keep our commitments and to pay you as planned.

ANNUAL MAINTENANCE FEE

The Annual Maintenance Fee is a flat fee that is deducted from your Contract Value to reimburse us for expenses relating to the administrative maintenance of the Contract and the Accounts. The annual $30 charge is deducted on a Contract Anniversary or when the Contract is fully Surrendered if the Contract Value at either of those times is less than $50,000. The charge is deducted proportionately from each Account in which you are invested.

WHEN IS THE ANNUAL MAINTENANCE FEE WAIVED?

We will waive the Annual Maintenance Fee if your Contract Value is $50,000 or more on your Contract Anniversary or when you fully Surrender your Contract. In addition, we will waive one Annual Maintenance Fee for Contract Owners who own more than one Contract with a combined Contract Value between $50,000 and $100,000. If you have multiple Contracts with a combined Contract Value of $100,000 or greater, we will waive the Annual Maintenance Fee on all Contracts. However, we reserve the right to limit the number of waivers to a total of six Contracts. We also reserve the right to waive the Annual Maintenance Fee under certain other conditions.

PREMIUM TAXES

We deduct Premium Taxes, if required, by a state or other government agency. Some states collect the taxes when Premium Payments are made; others collect at Annuitization. Since we pay Premium Taxes when they are required by applicable law, we may deduct them from your Contract when we pay the taxes, upon Surrender, or on the Annuity Commencement Date. The Premium Tax rate varies by state or municipality. Currently, the maximum rate charged by any state is 3.5% and 4% in Puerto Rico.

CHARGES AGAINST THE FUNDS

The Separate Account purchases shares of the Funds at net asset value. The net asset value of the Fund reflects investment advisory fees and administrative expenses already deducted from the assets of the Funds. These charges are described in the Funds' prospectus accompanying this prospectus.

OPTIONAL DEATH BENEFIT CHARGE

If you elect the Optional Death Benefit, we will subtract an additional charge on a daily basis until we begin to make Annuity Payouts that is equal to an annual charge of 0.15% of your Contract Value invested in the Funds.

EARNINGS PROTECTION DEATH BENEFIT CHARGE

If you elect the Earnings Protection Benefit, we will subtract an additional charge on a daily basis until we begin to make Annuity Payouts that is equal to an annual charge of 0.20% of your Contract Value invested in the Funds.

PAYMENT ENHANCEMENTS

No specific charges are assessed to cover the expenses of the Payment Enhancement. Rather, the combination of charges and fees within the Contract, including the Mortality and Expense Risk Charge and the Contingent Deferred Sales Charge, are set at a level sufficient to cover the cost of offering the enhancements. As with all of its investment products, Hartford expects to make a profit on the sale of these Contracts, however, there are no additional profits inherent with the structure of this Contract when compared with any other product we offer.

WE MAY OFFER, IN OUR DISCRETION, REDUCED FEES AND CHARGES INCLUDING, BUT NOT LIMITED TO CONTINGENT DEFERRED SALES CHARGES, THE MORTALITY AND EXPENSE RISK CHARGE, ANY APPLICABLE ADMINISTRATIVE CHARGES AND THE ANNUAL MAINTENANCE FEE, FOR CERTAIN CONTRACTS (INCLUDING EMPLOYER SPONSORED SAVINGS PLANS) WHICH MAY RESULT IN DECREASED

24                                               HARTFORD LIFE INSURANCE COMPANY
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COSTS AND EXPENSES. REDUCTIONS IN THESE FEES AND CHARGES WILL NOT BE UNFAIRLY DISCRIMINATORY AGAINST ANY CONTRACT OWNER.

DEATH BENEFIT

WHAT IS THE DEATH BENEFIT AND HOW IS IT CALCULATED?

The Death Benefit is the amount we will pay upon the death of the Contract Owner or the Annuitant. The Death Benefit is calculated when we receive a certified death certificate or other legal document acceptable to us.

The calculated Death Benefit will remain invested in the same Accounts, according to the Contract Owner's last instructions until we receive complete written settlement instructions from the Beneficiary. Therefore, the Death Benefit amount will fluctuate with the performance of the underlying Funds. When there is more than one Beneficiary, we will calculate the Accumulation Units for each Sub-account and the dollar amount for the Fixed Accumulation Feature for each Beneficiary's portion of the proceeds.

If death occurs before the Annuity Commencement Date, the Death Benefit is the greatest of:

- The total Premium Payments you have made to us minus the dollar amount of any partial Surrenders; or

- The Contract Value of your Contract minus any Payment Enhancements credited in the 12 months prior to the date we calculate the Death Benefit; or

- The Maximum Anniversary Value, which is described below, minus any Payment Enhancements credited in the 12 months prior to the date we calculate the Death Benefit.

If you purchase your Contract in New York, the Death Benefit before the Annuity Commencement Date is the greatest of:

- The total Premium Payments you have made to us minus the dollar amount of any partial Surrenders, or

- The Contract Value of your Contract, or

- Your Maximum Anniversary Value, which is described below.

The Maximum Anniversary Value is based on a series of calculations on Contract Anniversaries of Contract Values, Premium Payments, Payment Enhancements and partial Surrenders. We will calculate an Anniversary Value for each Contract Anniversary prior to the deceased's 81st birthday or date of death, whichever is earlier. The Anniversary Value is equal to the Contract Value as of a Contract Anniversary, increased by the dollar amount of any Premium Payments made and Payment Enhancements credited since that anniversary and reduced by the dollar amount of any partial Surrenders since that anniversary. The Maximum Anniversary Value is equal to the greatest Anniversary Value attained from this series of calculations.

You may also elect the Optional Death Benefit for an additional charge. The Optional Death Benefit adds the Interest Accumulation Value to the Death Benefit calculation.

The Interest Accumulation Value will be:

- Your Contract Value on the date we add the Optional Death Benefit to your Contract;

- Minus any Payment Enhancements credited on or before we add the Optional Death Benefit;

- Plus any Premium Payments made after the Optional Death Benefit is added, but not including any Payment Enhancements credited;

- Minus any partial Surrenders after the Optional Death Benefit is added;

- Compounded daily at an annual interest rate of 5%.

If you have taken any partial Surrenders, the Interest Accumulation Value will be adjusted to reduce the Optional Death Benefit proportionally for any partial Surrenders.

On or after the deceased's 81st birthday or date of death, the Interest Accumulation Value will not continue to compound, but will be adjusted to add any Premium Payments and Payment Enhancements or subtract any partial Surrenders.

The Optional Death Benefit is limited to a maximum of 200% of any Premium Payments made less proportional adjustments for any Surrenders. For examples on how the Optional Death Benefit is calculated see "Appendix II."

The Optional Death Benefit may not be available if the Contract Owner or Annuitant is age 76 or older. The Optional Death Benefit is not available in Washington or New York. Once you elect the Optional Death Benefit, you cannot cancel it.

You may also elect the Earnings Protection Benefit at an additional charge. The Earnings Protection Benefit may not currently be available in your state and is not available in Washington and New York. You cannot elect the Earnings Protection Benefit if you or your Annuitant is age 76 or older. Once you elect the Earnings Protection Benefit, you cannot cancel it. If you elect the Earnings Protection Benefit in Pennsylvania, you may cancel it within 10 days after you receive it.

If you and your Annuitant are age 69 or under on the date the Earnings Protection Benefit is added to your Contract, the Earnings Protection Benefit is the greatest of:

- The total Premium Payments you have made to us minus the dollar amount of any partial Surrenders; or

- The Maximum Anniversary Value, minus any Payment Enhancements credited in the 12 months prior to the date we calculate the Death Benefit, or

- Your Contract Value on the date we receive a death certificate or other legal document acceptable to us, minus any Payment Enhancements credited in the 12 months prior to the date we calculate the Death Benefit, plus 40% of the Contract gain since the date the Earnings Protection Benefit was added to your Contract.

HARTFORD LIFE INSURANCE COMPANY                                               25
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We determine any Contract gain by comparing your Contract Value on the date you added the Earnings Protection Benefit to your Contract to your Contract Value on the date we calculate the Death Benefit. We deduct any Premium Payments made and any Payment Enhancements credited, and add any adjustments for partial Surrenders made during that time.

We make an adjustment for partial Surrenders if the amount of a Surrender is greater than the Contract gain in the Contract immediately prior to the Surrender.

Your Contract gain is limited to or "capped" at a maximum of 200% of Contract Value on the date the Earnings Protection Benefit was added to your Contract plus Premium Payments not previously withdrawn made after the Earnings Protection Benefit was added to your Contract, excluding any Premium Payments made in the 12 months before the date of death. We subtract any Payment Enhancements and any adjustments for partial Surrenders.

Hartford takes 40% of either the Contract gain or the capped amount and adds it back to your Contract Value to complete the Death Benefit calculation. If you or your Annuitant are age 70 through 75, we add 25% of the Contract gain or capped amount back to Contract Value to complete the Death Benefit calculation. The percentage used for the Death Benefit calculation is determined by the oldest age of you and your Annuitant at the time the Earnings Protection Benefit is added to your Contract.
________________________________________________________________________________

FOR EXAMPLE: Assuming that:

- The Contract Value on the date we received proof of death, minus any Payment Enhancements credited in the 12 months prior to the date we calculate the Death Benefit, plus 40% of the Contract gain was the greatest of the three death benefit calculations,

- You elected the Earnings Protection Benefit when you purchased your Contract,

- You made a single Premium Payment of $100,000,

- You received a Payment Enhancement of $4,000 more than 12 months before the date we calculate the Death Benefit,

- You took no partial Surrenders,

- The Contract Value on the date we receive proof of death was $400,000.

Hartford would calculate the Contract gain as follows:
- Contract Value on the date we receive proof of death ($400,000),

- minus the Contract Value on the date the Earnings Protection Benefit was added to your Contract ($104,000),

- minus any Premium Payments ($0)

- minus any Payment Enhancements credited on or before the date the Earnings Protection Benefit was added to your Contract ($4,000).

The Contract gain is $300,000.

To determine if the cap applies:

- Hartford calculates the Contract Value on the date the Earnings Protection Benefit was added to your Contract ($104,000),

- plus Premium Payments made since that date ($0),

- minus Premium Payments made in the 12 months prior to death ($0),

- minus Payment Enhancements ($4,000).

Which equals $100,000. The cap is 200% of $100,000 which is $200,000.

In this situation the cap applies, so Hartford takes 40% of $200,000 or $80,000 and adds that to the Contract Value on the date we receive proof of death and the total Earnings Protection Benefit is $480,000.
________________________________________________________________________________

Before you purchase the Earnings Protection Benefit, you should also consider the following:

- If your Contract has no gain when Hartford calculates the Death Benefit, Hartford will not pay an Earnings Protection Benefit.

26                                               HARTFORD LIFE INSURANCE COMPANY
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- Partial Surrenders can reduce or eliminate your Contract gain. So if you plan to make partial Surrenders, there may be no Earnings Protection Benefit.

- If you transfer ownership of your Contract to someone other than your spouse who would have been ineligible for the Earnings Protection Benefit when it was added to your Contract, the Earnings Protection Benefit charge will continue to be deducted even though no Earnings Protection Benefit will be payable.

For more information on how these optional benefits may affect your taxes, please see the section entitled, "Federal Tax Considerations," under the sub-section entitled "Taxation of Annuities -- General Provisions Affecting Purchasers Other Than Qualified Retirement Plans."

HOW IS THE DEATH BENEFIT PAID?

The Death Benefit may be taken in one lump sum or under any of the Annuity Payout Options then being offered by us. On the date we receive complete instructions from the Beneficiary, we will compute the Death Benefit amount to be paid out or applied to a selected Annuity Payout Option. When there is more than one Beneficiary, we will calculate the Death Benefit amount for each Beneficiary's portion of the proceeds and then pay it out or apply it to a selected Annuity Payout Option according to each Beneficiary's instructions. If we receive the complete instructions on a Non-Valuation Day, computations will take place on the next Valuation Day.

The Beneficiary may elect under the Annuity Proceeds Settlement Option "Death Benefit Remaining with the Company" to leave proceeds from the Death Benefit with us for up to five years from the date of death if the death occurred before the Annuity Commencement Date. Once we receive a certified death certificate or other legal documents acceptable to us, the Beneficiary can: (a) make Sub-Account transfers and (b) take Surrenders without paying Contingent Deferred Sales Charges.

The Beneficiary of a non-qualified Contract or IRA may also elect the "Single Life Expectancy Only" option. This option allows the Beneficiary to take the Death Benefit in a series of payments spread over a period equal to the Beneficiary's remaining life expectancy. Distributions are calculated based on IRS life expectancy tables. This option is subject to different limitations and conditions depending on whether the Contract is non-qualified or an IRA.

REQUIRED DISTRIBUTIONS -- If the Contract Owner dies before the Annuity Commencement Date, the Death Benefit must be distributed within five years after death. The Beneficiary can choose any Annuity Payout Option that results in complete Annuity Payout within five years.

If the Contract Owner dies on or after the Annuity Commencement Date under an Annuity Payout Option with a Death Benefit, any remaining value must be distributed at least as rapidly as under the payment method being used as of the Contract Owner's death.

If the Contract Owner is not an individual (e.g. a trust), then the original Annuitant will be treated as the Contract Owner in the situations described above and any change in the original Annuitant will be treated as the death of the Contract Owner.

WHAT SHOULD THE BENEFICIARY CONSIDER?

ALTERNATIVES TO THE REQUIRED DISTRIBUTIONS -- The selection of an Annuity Payout Option and the timing of the selection will have an impact on the tax treatment of the Death Benefit. To receive favorable tax treatment, the Annuity Payout Option selected: (a) cannot extend beyond the Beneficiary's life or life expectancy, and (b) must begin within one year of the date of death.

If these conditions are NOT met, the Death Benefit will be treated as a lump sum payment for tax purposes. This sum will be taxable in the year in which it is considered received.

SPOUSAL CONTRACT CONTINUATION -- If a Beneficiary is the Contract Owner's spouse, that portion of the Contract for which the spouse is considered the Beneficiary will continue with the spouse as Contract Owner, unless the spouse elects to receive the Death Benefit as a lump sum payment or as an Annuity Payout Option. If the Contract continues with the spouse as Contract Owner, we will adjust the Contract Value to the amount that we would have paid as the Death Benefit payment, had the spouse elected to receive the Death Benefit as a lump sum payment. Spousal Contract Continuation will only apply one time for each Contract.

Hartford will not recapture Payment Enhancements if your spouse continues the Contract and the Contract Value is greater than the Death Benefit at the time we calculate the Death Benefit.

If your spouse continues any portion of the Contract as Contract Owner and elects the Earnings Protection Benefit, Hartford will use the date the Contract is continued with your spouse as Contract Owner as the date the Earnings Protection Benefit was added to the Contract. The percentage used for the Earnings Protection Benefit will be determined by the oldest age of any remaining joint owner or Annuitant at the time the Contract is continued.

WHO WILL RECEIVE THE DEATH BENEFIT?

The distribution of the Death Benefit is based on whether death is before, on or after the Annuity Commencement Date.

HARTFORD LIFE INSURANCE COMPANY                                               27
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IF DEATH OCCURS BEFORE THE ANNUITY COMMENCEMENT DATE:

IF THE DECEASED IS THE . . .          AND . . .                   AND . . .                 THEN THE . . .
Contract Owner                There is a surviving joint  The Annuitant is living or  Joint Contract Owner
                              Contract Owner              deceased                    receives the Death
                                                                                      Benefit.
Contract Owner                There is no surviving       The Annuitant is living or  Designated Beneficiary
                              joint Contract Owner        deceased                    receives the Death
                                                                                      Benefit.
Contract Owner                There is no surviving       The Annuitant is living or  Contract Owner's estate
                              joint Contract Owner and    deceased                    receives the Death
                              the Beneficiary                                         Benefit.
                              predeceases the Contract
                              Owner
Annuitant                     The Contract Owner is       There is no named           The Contract Owner becomes
                              living                      Contingent Annuitant        the Contingent Annuitant
                                                                                      and the Contract
                                                                                      continues.
Annuitant                     The Contract Owner is       The Contingent Annuitant    Contingent Annuitant
                              living                      is living                   becomes the Annuitant, and
                                                                                      the Contract continues.

IF DEATH OCCURS ON OR AFTER THE ANNUITY COMMENCEMENT DATE:

IF THE DECEASED IS THE . . .                 AND . . .                               THEN THE . . .
Contract Owner                The Annuitant is living                   Designated Beneficiary becomes the
                                                                        Contract Owner
Annuitant                     The Contract Owner is living              Contract Owner receives the Death
                                                                        Benefit.
Annuitant                     The Annuitant is also the Contract Owner  Designated Beneficiary receives the
                                                                        Death Benefit.

THESE ARE THE MOST COMMON DEATH BENEFIT SCENARIOS, HOWEVER, THERE ARE OTHERS. SOME OF THE ANNUITY PAYOUT OPTIONS MAY NOT RESULT IN A DEATH BENEFIT PAYOUT. IF YOU HAVE QUESTIONS ABOUT THESE AND ANY OTHER SCENARIOS, PLEASE CONTACT YOUR REGISTERED REPRESENTATIVE OR US.

SURRENDERS

WHAT KINDS OF SURRENDERS ARE AVAILABLE?

FULL SURRENDERS BEFORE THE ANNUITY COMMENCEMENT DATE -- When you Surrender your Contract before the Annuity Commencement Date, the Surrender Value of the Contract will be paid in a lump sum. The Surrender Value is the Contract Value minus any applicable Premium Taxes, Contingent Deferred Sales Charges and the Annual Maintenance Fee. The Surrender Value may be more or less than the amount of the Premium Payments made to a Contract.

PARTIAL SURRENDERS BEFORE THE ANNUITY COMMENCEMENT DATE -- You may request a partial Surrender of Contract Values at any time before the Annuity Commencement Date. A Contingent Deferred Sales Charge may be deducted. There are two restrictions:

- The partial Surrender amount must be at least equal to $100, our current minimum for partial Surrenders, and

- The Contract must have a minimum Contract Value of $500 after the Surrender. The minimum Contract Value in New York must be $1000 after the Surrender. We reserve the right to close your Contract and pay the full Surrender Value if the Contract Value is under the minimum after the Surrender. If your Contract was issued in Texas, a remaining value of $500 is not required to continue the Contract if Premium Payments were made in the last two Contract Years.

FULL SURRENDERS AFTER THE ANNUITY COMMENCEMENT DATE -- You may Surrender your Contract on or after the Annuity Commencement Date only if you selected the variable-dollar amount Annuity Payouts under the Payments For a Period Certain Annuity Payout Option. Under this option, we pay you the Commuted Value of your Contract minus any applicable Contingent Deferred Sales Charges. The Commuted Value is determined on the day we receive your written request for Surrender.

PARTIAL SURRENDERS AFTER THE ANNUITY COMMENCEMENT DATE -- Partial Surrenders are permitted after the Annuity Commencement Date if you select the Life Annuity with Payments for a Period Certain, Joint and Last Survivor Life Annuity with Payments for a Period Certain or the Payment for a Period Certain Annuity Payout Option. You may take partial Surrenders of amounts equal to the Commuted Value of the payments that we would have made during the "Period Certain" or the number of years you select under the Annuity Payout Option that we guarantee to make Annuity Payouts.

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To qualify for partial Surrenders under these Annuity Payout Options you must elect a variable dollar amount Annuity Payout and you must make the Surrender request during the Period Certain.

Hartford will deduct any applicable Contingent Deferred Sales Charges.

If you elect to take the entire Commuted Value of the Annuity Payouts we would have made during the Period Certain, Hartford will not make any Annuity Payouts during the remaining Period Certain. If you elect to take only some of the Commuted Value of the Annuity Payouts we would have made during the Period Certain, Hartford will reduce the remaining Annuity Payouts during the remaining Period Certain. Annuity Payouts that are to be made after the Period Certain is over will not change.

Please check with your tax adviser because there could be adverse tax consequences for partial Surrenders after the Annuity Commencement Date.

HOW DO I REQUEST A SURRENDER?

Requests for full Surrenders must be in writing. Requests for partial Surrenders can be made in writing or by telephone. We will send your money within seven days of receiving complete instructions. However, we may postpone payment of Surrenders whenever: (a) the New York Stock Exchange is closed, (b) trading on the New York Stock Exchange is restricted by the SEC, (c) the SEC permits and orders postponement or (d) the SEC determines that an emergency exists to restrict valuation.

WRITTEN REQUESTS -- To request a full or partial Surrender, complete a Surrender Form or send us a letter, signed by you, stating:

- the dollar amount that you want to receive, either before or after we withhold taxes and deduct for any applicable charges,

- your tax withholding amount or percentage, if any, and

- your mailing address.

If there are joint Contract Owners, both must authorize all Surrenders. For a partial Surrender, specify the Accounts that you want your Surrender to come from, otherwise, the Surrender will be taken in proportion to the value in each Account.

TELEPHONE REQUESTS -- To request a partial Surrender by telephone, we must have received your completed Telephone Redemption Program Enrollment Form. If there are joint Contract Owners, both must sign this form. By signing the form, you authorize us to accept telephone instructions for partial Surrenders from either Contract Owner. Telephone authorization will remain in effect until we receive a written cancellation notice from you or your joint Contract Owner, we discontinue the program; or you are no longer the owner of the Contract. There are some restrictions on telephone surrenders. Please call us with any questions.

We may record telephone calls and use other procedures to verify information and confirm that instructions are genuine. We will not be liable for losses or expenses arising from telephone instructions reasonably believed to be genuine. WE MAY MODIFY THE REQUIREMENTS FOR TELEPHONE REDEMPTIONS AT ANY TIME.

Telephone Surrender instructions received before the close of the New York Stock Exchange will be processed on that Valuation Day. Otherwise, your request will be processed on the next Valuation Day.

COMPLETING A POWER OF ATTORNEY FORM FOR ANOTHER PERSON TO ACT ON YOUR BEHALF MAY PREVENT YOU FROM MAKING SURRENDERS VIA TELEPHONE.

WHAT SHOULD BE CONSIDERED ABOUT TAXES?

There are certain tax consequences associated with Surrenders:

PRIOR TO AGE 59 1/2 -- If you make a Surrender prior to age 59 1/2, there may be adverse tax consequences including a 10% federal income tax penalty on the taxable portion of the Surrender payment. Surrendering before age 59 1/2 may also affect the continuing tax-qualified status of some Contracts.

WE DO NOT MONITOR SURRENDER REQUESTS. TO DETERMINE WHETHER A SURRENDER IS PERMISSIBLE, WITH OR WITHOUT FEDERAL INCOME TAX PENALTY, PLEASE CONSULT YOUR PERSONAL TAX ADVISER.

MORE THAN ONE CONTRACT ISSUED IN THE SAME CALENDAR YEAR -- If you own more than one contract issued by us or our affiliates in the same calendar year, then these contracts may be treated as one contract for the purpose of determining the taxation of distributions prior to the Annuity Commencement Date. Please consult your tax adviser for additional information.

INTERNAL REVENUE CODE SECTION 403(B) ANNUITIES -- As of December 31, 1988, all
section 403(b) annuities have limits on full and partial Surrenders. Contributions to your Contract made after December 31, 1988 and any increases in cash value after December 31, 1988 may not be distributed unless you are:
(a) age 59 1/2, (b) no longer employed, (c) deceased, (d) disabled, or
(e) experiencing a financial hardship (cash value increases may not be distributed for hardships prior to age 59 1/2). Distributions prior to age
59 1/2 due to financial hardship; unemployment or retirement may still be subject to a federal income tax penalty of 10%.

WE ENCOURAGE YOU TO CONSULT WITH YOUR QUALIFIED TAX ADVISER BEFORE MAKING ANY SURRENDERS. PLEASE SEE THE "FEDERAL TAX CONSIDERATIONS" SECTION FOR MORE INFORMATION.

HARTFORD LIFE INSURANCE COMPANY                                               29
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ANNUITY PAYOUTS

THIS SECTION DESCRIBES WHAT HAPPENS WHEN WE BEGIN TO MAKE REGULAR ANNUITY PAYOUTS FROM YOUR CONTRACT. YOU, AS THE CONTRACT OWNER, SHOULD ANSWER FIVE
QUESTIONS:

- When do you want Annuity Payouts to begin?

- Which Annuity Payout Option do you want to use?

- How often do you want to receive Annuity Payouts?

- What is the Assumed Investment Return?

- Do you want fixed dollar amount or variable dollar amount Annuity Payouts?

Please check with your financial adviser to select the Annuity Payout Option that best meets your income needs.

1.  WHEN DO YOU WANT ANNUITY PAYOUTS TO BEGIN?

You select an Annuity Commencement Date when you purchase your Contract or at any time before you begin receiving Annuity Payouts. You may change the Annuity Commencement Date by notifying us within thirty days prior to the date. The Annuity Commencement Date cannot be deferred beyond the Annuitant's 90th birthday or the end of the 10th Contract Year, whichever is later, unless you elect a later date to begin receiving payments, subject to the laws and regulations then in effect and our approval. In Maryland, Massachusetts, Oregon and Alabama, the Annuity Commencement Date cannot be deferred beyond the Annuitant's 90th birthday or the end of the 12th Contract Year. If you purchase your Contract in New York, you must begin Annuity Payouts before your Annuitant's 91st birthday. If this Contract is issued to the trustee of a Charitable Remainder Trust, the Annuity Commencement Date may be deferred to the Annuitant's 100th birthday.

The Annuity Calculation date is when the amount of your Annuity Payout is determined. This occurs within five Valuation Days before your selected Annuity Commencement Date. Except for Contracts purchased in New York, we will deduct any Payment Enhancements credited in the 24 months before the Annuity Calculation Date from your Contract Value when we determine the amount available for Annuity Payouts.

All Annuity Payouts, regardless of frequency, will occur on the same day of the month as the Annuity Commencement Date. After the initial payout, if an Annuity Payout date falls on a Non-Valuation Day, the Annuity Payout is computed on the prior Valuation Day. If the Annuity Payout date does not occur in a given month due to a leap year or months with more than 28 days (i.e. the 31st), the Annuity Payout will be computed on the last Valuation Day of the month.

2.  WHICH ANNUITY PAYOUT OPTION DO YOU WANT TO USE?

Your Contract contains the Annuity Payout Options described below. The Annuity Proceeds Settlement Option is an option that can be elected by the Beneficiary and is described in the "Death Benefit" section. We may at times offer other Annuity Payout Options. Once we begin to make Annuity Payouts, the Annuity Payout Option cannot be changed.

LIFE ANNUITY

We make Annuity Payouts as long as the Annuitant is living. When the Annuitant dies, we stop making Annuity Payouts. A Payee would receive only one Annuity Payout if the Annuitant dies after the first payout, two Annuity Payouts if the Annuitant dies after the second payout, and so forth.

LIFE ANNUITY WITH A CASH REFUND

We will make Annuity Payouts as long as the Annuitant is living. When the Annuitant dies, if the Annuity Payouts already made are less than the Contract Value minus any Premium Tax, the remaining value will be paid to the Beneficiary. The remaining value is equal to the Contract Value on the Annuity Calculation Date minus any Premium Tax and the Annuity Payouts already made. This option is only available for Variable Dollar Amount Annuity Payouts using the 5% Assumed Investment Return or fixed dollar Annuity Payouts.

LIFE ANNUITY WITH PAYMENTS FOR A PERIOD CERTAIN

We will make Annuity Payouts as long as the Annuitant is living, but we at least guarantee to make Annuity Payouts for a time period you select with a minimum of 10 years. If the Annuitant dies before the guaranteed number of years have passed, then the Beneficiary may elect to continue Annuity Payouts for the remainder of the guaranteed number of years or receive the Commuted Value in one sum.

JOINT AND LAST SURVIVOR LIFE ANNUITY

We will make Annuity Payouts as long as the Annuitant and Joint Annuitant are living. When one Annuitant dies, we continue to make Annuity Payouts to the other Annuitant until that second Annuitant dies. When choosing this option, you must decide what will happen to the Annuity Payouts after the first Annuitant dies. You must select Annuity Payouts that:

- Remain the same at 100%, or

- Decrease to 66.67%, or

- Decrease to 50%.

For variable Annuity Payouts, these percentages represent Annuity Units; for fixed Annuity Payouts, they represent actual dollar amounts. The percentage will also impact the Annuity Payout amount we pay while both Annuitants are living. If you pick a lower percentage, your original Annuity Payouts will be higher while both Annuitants are alive.

JOINT AND LAST SURVIVOR LIFE ANNUITY WITH PAYMENTS FOR A PERIOD CERTAIN

We will make Annuity Payouts as long as either the Annuitant or Joint Annuitant are living, but we at least guarantee to make Annuity Payouts for a time period you select, between 10 years

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and 100 years minus your younger Annuitant's age. If the Annuitant and the Joint Annuitant both die before the guaranteed number of years have passed, then the Beneficiary may continue Annuity Payouts for the remainder of the guaranteed number of years or receive the Commuted Value in one sum.

When choosing this option, you must decide what will happen to the Annuity Payouts after the first Annuitant dies. You must select Annuity Payouts that:

- Remain the same at 100%, or

- Decrease to 66.67%, or

- Decrease to 50%.

For variable dollar amount Annuity Payouts, these percentages represent Annuity Units. For fixed-dollar amount Annuity Payouts, these percentages represent actual dollar amounts. The percentage will also impact the Annuity Payout amount we pay while both Annuitants are living. If you pick a lower percentage, your original Annuity Payouts will be higher while both Annuitants are alive.

PAYMENT FOR A PERIOD CERTAIN

We agree to make Annuity Payouts for a specified time. You can select any number of years between 10 years and 100 years minus the Annuitant's age. If, at the death of the Annuitant, Annuity Payouts have been made for less than the time period selected, then the Beneficiary may elect to continue the remaining Annuity Payouts or receive the commuted value in one sum.

IMPORTANT INFORMATION:

- YOU CANNOT SURRENDER YOUR CONTRACT ONCE ANNUITY PAYOUTS BEGIN, UNLESS YOU HAVE SELECTED LIFE ANNUITY WITH PAYMENTS FOR A PERIOD CERTAIN, JOINT AND LAST SURVIVOR LIFE ANNUITY WITH PAYMENTS FOR A PERIOD CERTAIN, OR PAYMENTS FOR A PERIOD CERTAIN VARIABLE-DOLLAR AMOUNT ANNUITY PAYOUT OPTION. A CONTINGENT DEFERRED SALES CHARGE MAY BE DEDUCTED.

- For Qualified Contracts, if you elect an Annuity Payout Option with a Period Certain, the guaranteed number of years must be less than the life expectancy of the Annuitant at the time the Annuity Payouts begin. We compute life expectancy using the IRS mortality tables.

- AUTOMATIC ANNUITY PAYOUTS -- If you do not elect an Annuity Payout Option, Annuity Payouts will automatically begin on the Annuity Commencement Date under the Life Annuity with Payments for a Period Certain Annuity Payout Option with a ten-year period certain. Automatic Annuity Payouts will be fixed-dollar amount Annuity Payouts, variable-dollar amount Annuity Payouts, or a combinaiton of fixed or variable-dollar amount Annuity Payouts, depending on the investment allocation of your Account in effect on the Annuity Commencement Date.

3.  HOW OFTEN DO YOU WANT THE PAYEE TO RECEIVE ANNUITY PAYOUTS?

In addition to selecting an Annuity Commencement Date and an Annuity Payout Option, you must also decide how often you want the Payee to receive Annuity Payouts. You may choose to receive Annuity Payouts:

- monthly,

- quarterly,

- semi-annually, or

- annually.

Once you select a frequency, it cannot be changed. If you do not make a selection, the Payee will receive monthly Annuity Payouts. You must select a frequency that results in an Annuity Payout of at least $50. If the amount falls below $50, we have the right to change the frequency to bring the Annuity Payout up to at least $50. For Contracts issued in New York, the minimum monthly Annuity Payout is $20.

4.  WHAT IS THE ASSUMED INVESTMENT RETURN?

The Assumed Investment Return ("AIR") is the investment return you select before we start to make Annuity Payouts. It is a critical assumption for calculating variable dollar amount Annuity Payouts. The first Annuity Payout will be based upon the AIR. The remaining Annuity Payouts will fluctuate based on the performance of the underlying Funds.

Subject to the approval of your State, you can select one of three AIRs: 3%, 5% or 6%. The greater the AIR, the greater the initial Annuity Payout. A higher AIR may result in smaller potential growth in the Annuity Payouts. On the other hand, a lower AIR results in a lower initial Annuity Payout, but future Annuity Payouts have the potential to be greater.

For example, if the Sub-Accounts earned exactly the same as the AIR, then the second monthly Annuity Payout is the same as the first. If the Sub-Accounts earned more than the AIR, then the second monthly Annuity Payout is higher than the first. If the Sub-Accounts earned less than the AIR, then the second monthly Annuity Payout is lower than the first.

Level variable dollar amount Annuity Payouts would be produced if the investment returns remained constant and equal to the AIR. In fact, Annuity Payouts will vary up or down as the investment rate varies up or down from the AIR.

5. DO YOU WANT ANNUITY PAYOUTS TO BE FIXED-DOLLAR AMOUNT OR VARIABLE-DOLLAR AMOUNT?

You may choose an Annuity Payout Option with fixed-dollar amounts or variable-dollar amounts, depending on your income needs.

FIXED-DOLLAR AMOUNT ANNUITY PAYOUTS -- Once a fixed-dollar amount Annuity Payout begins, you cannot change your selection to receive variable-dollar amount Annuity Payouts. You will receive equal fixed-dollar amount Annuity Payouts throughout the Annuity Payout period. Fixed-dollar amount Annuity

HARTFORD LIFE INSURANCE COMPANY                                               31
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Payout amounts are determined by multiplying the Contract Value, minus any applicable Premium Taxes, by an annuity rate. The annuity rate is set by us and is not less than the rate specified in the fixed-dollar amount Annuity Payout Option tables in your Contract.

VARIABLE-DOLLAR AMOUNT ANNUITY PAYOUTS -- A variable-dollar amount Annuity Payout is based on the investment performance of the Sub-Accounts. The variable-dollar amount Annuity Payouts may fluctuate with the performance of the underlying Funds. To begin making variable-dollar amount Annuity Payouts, we convert the first Annuity Payout amount to a set number of Annuity Units and then price those units to determine the Annuity Payout amount. The number of Annuity Units that determines the Annuity Payout amount remains fixed unless you transfer units between Sub-Accounts.

The dollar amount of the first variable Annuity Payout depends on:

- the Annuity Payout Option chosen,

- the Annuitant's attained age and gender (if applicable),and,

- the applicable annuity purchase rates based on the 1983a Individual Annuity Mortality table

- the Assumed Investment Return

The total amount of the first variable-dollar amount Annuity Payout is determined by dividing the Contract Value minus any applicable Premium Taxes, by $1,000 and multiplying the result by the payment factor defined in the Contract for the selected Annuity Payout Option.

The dollar amount of each subsequent variable-dollar amount Annuity Payout is equal to the total of:

Annuity Units for each Sub-Account multiplied by Annuity Unit Value of each Sub-Account.

The Annuity Unit Value of each Sub-Account for any Valuation Period is equal to the Accumulation Unit Value Net Investment Factor for the current Valuation Period multiplied by the Annuity Unit factor, multiplied by the Annuity Unit Value for the preceding Valuation Period.

TRANSFER OF ANNUITY UNITS -- After the Annuity Calculation Date, you may transfer dollar amounts of Annuity Units from one Sub-Account to another. On the day you make a transfer, the dollar amounts are equal for both Sub-Accounts and the number of Annuity Units will be different. We will transfer the dollar amount of your Annuity Units the day we receive your written request if received before the close of the New York Stock Exchange. Otherwise, the transfer will be made on the next Valuation Day.

OTHER PROGRAMS AVAILABLE
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INVESTEASE-REGISTERED TRADEMARK- PROGRAM -- InvestEase-Registered Trademark- is an electronic transfer program that allows you to have money automatically transferred from your checking or savings account, and invested in your Contract. It is available for Premium Payments made after your initial Premium Payment. The minimum amount for each transfer is $50. You can elect to have transfers occur either monthly or quarterly, and they can be made into any Account available in your Contract.

AUTOMATIC INCOME PROGRAM -- The Automatic Income Program allows you to Surrender up to 10% of your total Premium Payments each Contract Year. We can Surrender from the Accounts you select systematically on a monthly, quarterly, semiannual, or annual basis. The Automatic Income Program may change based on your instructions after your seventh Contract Year.

ASSET ALLOCATION PROGRAM -- Asset Allocation is a program that allows you to choose an allocation for your Sub-Accounts to help you reach your investment goals. The Contract offers model allocations with pre-selected Sub-Accounts and percentages that have been established for each type of investor -- ranging from conservative to aggressive. Over time, Sub-Account performance may cause your Contract's allocation percentages to change, but under the Asset Allocation Program, your Sub-Account allocations are rebalanced to the percentages in the current model you have chosen. You can transfer freely between allocation models up to twelve times per year. You can also allocate a portion of your investment to Sub-Accounts that may not be part of the model. You can only participate in one asset allocation model at a time.

ASSET REBALANCING -- Asset Rebalancing is another type of asset allocation program in which you customize your Sub-Accounts to meet your investment needs. You select the Sub-Accounts and the percentages you want allocated to each Sub-Account. Based on the frequency you select, your model will automatically rebalance to the original percentages chosen. You can transfer freely between models up to twelve times per year. You can also allocate a portion of your investment to Sub-Accounts that are not part of the model. You can only participate in one asset rebalancing model at a time.

DOLLAR COST AVERAGING PROGRAMS -- We currently offer two different types of Dollar Cost Averaging Programs in addition to the DCA Plus Program. If you enroll, you may select either the Fixed Amount DCA Program or the Earnings/Interest DCA Program. The Fixed Amount DCA Program allows you to regularly transfer an amount you select from the Fixed Accumulation Feature or any Fund into a different Fund. The Earnings/Interest DCA Program allows you to regularly transfer the interest from the Fixed Accumulation Feature or the earnings from a Money Market Fund into a different Fund. For either Program, you may select transfers on a monthly, quarterly, semi-annual or annual basis, but you must at least make three transfers during the Program. The Fixed Amount DCA Program begins 15 days after

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the Contract Anniversary the month after you enroll in the Program. The Earnings/Interest DCA Program begins at the end of the length of the transfer period you selected plus two business days. That means if you select a monthly transfer, your Earnings/Interest DCA Program will begin one month plus two business days after your enrollment.

Effective as of the close of the New York Stock Exchange on June 29, 2001, Hartford MidCap HLS Fund Sub-Account is closed to new and subsequent Premium Payments and transfers of Contract Value. However, you are allowed to continue any Dollar Cost Averaging Program, InvestEase Program, Asset Rebalancing Program, or Automatic Income Program into the Hartford MidCap HLS Fund Sub-Account if you enroll on or before June 29, 2001.

OTHER INFORMATION
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ASSIGNMENT -- A Non-Qualified Contract may be assigned. We must be properly notified in writing of an assignment. Any Annuity Payouts or Surrenders requested or scheduled before we record an assignment will be made according to the instructions we have on record. We are not responsible for determining the validity of an assignment. Assigning a Non-Qualified Contract may require the payment of income taxes and certain penalty taxes. Please consult a qualified tax advisor before assigning your Contract.

A Qualified Contract may not be transferred or otherwise assigned, unless allowed by applicable law.

CONTRACT MODIFICATION -- The Annuitant may not be changed. However, if the Annuitant is still living, the Contingent Annuitant may be changed at any time prior to the Annuity Commencement Date by sending us written notice.

We may modify the Contract, but no modification will affect the amount or term of any Contract unless a modification is required to conform the Contract to applicable federal or state law. No modification will effect the method by which Contract Values are determined.
HOW CONTRACTS ARE SOLD -- Hartford Securities Distribution Company, Inc. ("HSD") serves as Principal Underwriter for the securities issued with respect to the Separate Account. HSD is registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 as a broker-dealer and is a member of the National Association of Securities Dealers, Inc. HSD is an affiliate of ours. Both HSD and Hartford are ultimately controlled by The Hartford Financial Services Group, Inc. The principal business address of HSD is the same as ours. The securities will be sold by individuals who represent us as insurance agents and who are registered representatives of broker-dealers that have entered into distribution agreements with HSD.

Commissions will be paid by Hartford and will not be more than 7% of Premium Payments. From time to time, Hartford may pay or permit other promotional incentives, in cash or credit or other compensation.

Broker-dealers or financial institutions are compensated according to a schedule set forth by HSD and any applicable rules or regulations for variable insurance compensation. Compensation is generally based on Premium Payments made by policyholders or Contract Owners. This compensation is usually paid from the sales charges described in this prospectus.

In addition, a broker-dealer or financial institution may also receive additional compensation for, among other things, training, marketing or other services provided. HSD, its affiliates or Hartford may also make compensation arrangements with certain broker-dealers or financial institutions based on total sales by the broker-dealer or financial institution of insurance products. These payments, which may be different for different broker-dealers or financial institutions, will be made by HSD, its affiliates or Hartford out of their own assets and will not affect the amounts paid by the policyholders or Contract Owners to purchase, hold or Surrender variable insurance products.

LEGAL MATTERS

There are no material legal proceedings pending to which the Separate Account is a party.

Counsel with respect to federal laws and regulations applicable to the issue and sale of the Contracts and with respect to Connecticut law is Christine Hayer Repasy, Senior Vice President, General Counsel and Corporate Secretary, Hartford Life Insurance Company, P.O. Box 2999, Hartford, Connecticut 06104-2999.

MORE INFORMATION

You may call your Registered Representative if you have any questions or write or call us at the address below:

Hartford Life Insurance Company
Attn: Investment Product Services
P.O. Box 5085
Hartford, Connecticut 06102-5085
Telephone: (800) 862-6668 (Contract Owners)
         (800) 862-7155 (Registered Representatives)

HARTFORD LIFE INSURANCE COMPANY                                               33
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FEDERAL TAX CONSIDERATIONS

What are some of the federal tax consequences which affect these Contracts?

A.  GENERAL

Since federal tax law is complex, the tax consequences of purchasing this Contract will vary depending on your situation. You may need tax or legal advice to help you determine whether purchasing this Contract is right for you.

Our general discussion of the tax treatment of this Contract is based on our understanding of federal income tax laws as they are currently interpreted. A detailed description of all federal income tax consequences regarding the purchase of this Contract cannot be made in the prospectus. We also do not discuss state, municipal or other tax laws that may apply to this Contract. For detailed information, you should consult with a qualified tax adviser familiar with your situation.

B.  TAXATION OF HARTFORD AND THE SEPARATE ACCOUNT

The Separate Account is taxed as part of Hartford which is taxed as a life insurance company under Subchapter L of Chapter 1 of the Internal Revenue Code of 1986, as amended (the "Code"). Accordingly, the Separate Account will not be taxed as a "regulated investment company" under Subchapter M of Chapter 1 of the Code. Investment income and any realized capital gains on the assets of the Separate Account are reinvested and are taken into account in determining the value of the Accumulation and Annuity Units (See "The Contract -- How is the value of my Contract calculated before the Annuity Commencement Date?"). As a result, such investment income and realized capital gains are automatically applied to increase reserves under the Contract.

No taxes are due on interest, dividends and short-term or long-term capital gains earned by the Separate Account with respect to Qualified or Non-Qualified Contracts.

C. TAXATION OF ANNUITIES -- GENERAL PROVISIONS AFFECTING PURCHASERS OTHER THAN QUALIFIED RETIREMENT PLANS

Section 72 of the Code governs the taxation of annuities in general.

 1. NON-NATURAL PERSONS, CORPORATIONS, ETC.

Code Section 72 contains provisions for contract owners which are not natural persons. Non-natural persons include corporations, trusts, limited liability companies, partnerships and other types of legal entities. The tax rules for contracts owned by non-natural persons are different from the rules for contracts owned by individuals. For example, the annual net increase in the value of the contract is currently includible in the gross income of a non-natural person, unless the non-natural person holds the contract as an agent for a natural person. There are additional exceptions from current inclusion for:

- certain annuities held by structured settlement companies,

- certain annuities held by an employer with respect to a terminated qualified retirement plan and

- certain immediate annuities.

A non-natural person which is a tax-exempt entity for federal tax purposes will not be subject to income tax as a result of this provision.

If the contract owner is a non-natural person, the primary annuitant is treated as the contract owner in applying mandatory distribution rules. These rules require that certain distributions be made upon the death of the contract owner. A change in the primary annuitant is also treated as the death of the contract owner.

 2. OTHER CONTRACT OWNERS (NATURAL PERSONS).

A Contract Owner is not taxed on increases in the value of the Contract until an amount is received or deemed received, e.g., in the form of a lump sum payment (full or partial value of a Contract) or as Annuity payments under the settlement option elected.

The provisions of Section 72 of the Code concerning distributions are summarized briefly below. Also summarized are special rules affecting distributions from Contracts obtained in a tax-free exchange for other annuity contracts or life insurance contracts which were purchased prior to August 14, 1982.

    a. DISTRIBUTIONS PRIOR TO THE ANNUITY COMMENCEMENT DATE.

  i. Total premium payments less amounts received which were not includable in gross income equal the "investment in the contract" under Section 72 of the Code.

 ii. To the extent that the value of the Contract (ignoring any surrender charges except on a full surrender) exceeds the "investment in the contract," such excess constitutes the "income on the contract."

 iii. Any amount received or deemed received prior to the Annuity Commencement Date (e.g., upon a partial surrender) is deemed to come first from any such "income on the contract" and then from "investment in the contract," and for these purposes such "income on the contract" shall be computed by reference to any aggregation rule in subparagraph 2.c. below. As a result, any such amount received or deemed received (1) shall be includable in gross income to the extent that such amount does not exceed any such "income on the contract," and (2) shall not be includable in gross income to the extent that such amount does exceed any such "income on the contract." If at the time that any amount is received or deemed received there is no "income on the contract" (e.g., because the gross value of the Contract does not exceed the "investment in the contract" and no aggregation rule applies), then such amount received or deemed received will not be includable in gross income, and will simply reduce the "investment in the contract."

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 iv. The receipt of any amount as a loan under the Contract or the assignment or pledge of any portion of the value of the Contract shall be treated as an amount received for purposes of this subparagraph a. and the next subparagraph b.

 v. In general, the transfer of the Contract, without full and adequate consideration, will be treated as an amount received for purposes of this subparagraph a. and the next subparagraph b. This transfer rule does not apply, however, to certain transfers of property between spouses or incident to divorce.

 vi. In general, any amount actually received under the Contract as a Death Benefit, including any Earnings Protection Benefit or Optional Death Benefit, will be treated as an amount received for purposes of this subparagraph a. and the next subparagraph b. As a result, Hartford believes that for federal tax purposes the Earnings Protection Benefit and the Optional Death Benefit should be treated as an integral part of the Contract's benefits (e.g., as investment protection benefit) and that any charges under the contract for the Earnings Protection Benefit or the Optional Death Benefit should not be treated as an amount received by the Contract Owner for purposes of this subparagraph a. However, it is possible that the IRS could take a contrary position that some or all of these charges for the Earnings Protection Benefit or the Optional Death Benefit should be treated for federal tax purposes as an amount received under the Contract (e.g., as an amount distributed from the Contract to pay for an additional benefit that should be treated as a benefit that is being provided by a separate contract for tax purposes, i.e., by a separate contract that is not part of the annuity Contract for tax purposes). If the IRS takes such a contrary position, however, then any Beneficiary of an Earnings Protection Benefit or an Optional Death Benefit may be entitled to claim that some part of such Death Benefit is excludable from gross income for federal tax purposes (e.g., as a death benefit that should be treated for tax purposes as if it were being provided by a separate contract that qualifies as a life insurance contract for tax purposes).

    b. DISTRIBUTIONS AFTER ANNUITY COMMENCEMENT DATE.

Annuity payments made periodically after the Annuity Commencement Date are includable in gross income to the extent the payments exceed the amount determined by the application of the ratio of the "investment in the contract" to the total amount of the payments to be made after the Annuity Commencement Date (the "exclusion ratio").

  i. When the total of amounts excluded from income by application of the exclusion ratio is equal to the investment in the contract as of the Annuity Commencement Date, any additional payments (including surrenders) will be entirely includable in gross income.

 ii. If the annuity payments cease by reason of the death of the Annuitant and, as of the date of death, the amount of annuity payments excluded from gross income by the exclusion ratio does not exceed the investment in the contract as of the Annuity Commencement Date, then the remaining portion of unrecovered investment shall be allowed as a deduction for the last taxable year of the Annuitant.

 iii. Generally, nonperiodic amounts received or deemed received after the Annuity Commencement Date are not entitled to any exclusion ratio and shall be fully includable in gross income. However, upon a full surrender after such date, only the excess of the amount received (after any surrender charge) over the remaining "investment in the contract" shall be includable in gross income (except to the extent that the aggregation rule referred to in the next subparagraph c. may apply).

    c. AGGREGATION OF TWO OR MORE ANNUITY CONTRACTS.

Contracts issued after October 21, 1988 by the same insurer (or affiliated insurer) to the same Contract Owner within the same calendar year (other than certain contracts held in connection with a tax-qualified retirement arrangement) will be treated as one annuity Contract for the purpose of determining the taxation of distributions prior to the Annuity Commencement Date. An annuity contract received in a tax-free exchange for another annuity contract or life insurance contract may be treated as a new Contract for this purpose. Hartford believes that for any annuity subject to such aggregation, the values under the Contracts and the investment in the contracts will be added together to determine the taxation under subparagraph 2.a., above, of amounts received or deemed received prior to the Annuity Commencement Date. Withdrawals will first be treated as withdrawals of income until all of the income from all such Contracts is withdrawn. As of the date of this Prospectus, there are no regulations interpreting this provision.

    d. 10% PENALTY TAX -- APPLICABLE TO CERTAIN WITHDRAWALS AND ANNUITY
       PAYMENTS.

  i. If any amount is received or deemed received on the Contract (before or after the Annuity Commencement Date), the Code applies a penalty tax equal to ten percent of the portion of the amount includable in gross income, unless an exception applies.

 ii. The 10% penalty tax will not apply to the following distributions (exceptions vary based upon the precise plan involved):

    1. Distributions made on or after the date the recipient has attained the age of 59 1/2.

    2. Distributions made on or after the death of the holder or where the holder is not an individual, the death of the primary annuitant.

    3.  Distributions attributable to a recipient's becoming disabled.

    4. A distribution that is part of a scheduled series of substantially equal periodic payments (not less frequently than annually) for the life (or life expectancy) of the recipient (or the joint lives or life expectancies of

HARTFORD LIFE INSURANCE COMPANY                                               35
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        the recipient and the recipient's designated Beneficiary).

    5. Distributions made under certain annuities issued in connection with structured settlement agreements.

    6. Distributions of amounts which are allocable to the "investment in the contract" prior to August 14, 1982 (see next subparagraph e.).

    e. SPECIAL PROVISIONS AFFECTING CONTRACTS OBTAINED THROUGH A TAX-FREE EXCHANGE OF OTHER ANNUITY OR LIFE INSURANCE CONTRACTS PURCHASED PRIOR TO AUGUST 14, 1982.

If the Contract was obtained by a tax-free exchange of a life insurance or annuity Contract purchased prior to August 14, 1982, then any amount received or deemed received prior to the Annuity Commencement Date shall be deemed to come
(1) first from the amount of the "investment in the contract" prior to August 14, 1982 ("pre-8/14/82 investment") carried over from the prior Contract,
(2) then from the portion of the "income on the contract" (carried over to, as well as accumulating in, the successor Contract) that is attributable to such pre-8/14/82 investment, (3) then from the remaining "income on the contract" and
(4) last from the remaining "investment in the contract." As a result, to the extent that such amount received or deemed received does not exceed such pre-8/14/82 investment, such amount is not includable in gross income. In addition, to the extent that such amount received or deemed received does not exceed the sum of (a) such pre-8/14/82 investment and (b) the "income on the contract" attributable thereto, such amount is not subject to the 10% penalty tax. In all other respects, amounts received or deemed received from such post-exchange Contracts are generally subject to the rules described in this subparagraph e.

    f. REQUIRED DISTRIBUTIONS

  i. Death of Contract Owner or Primary Annuitant
    Subject to the alternative election or spouse beneficiary provisions in ii or iii below:

     1. If any Contract Owner dies on or after the Annuity Commencement Date and before the entire interest in the Contract has been distributed, the remaining portion of such interest shall be distributed at least as rapidly as under the method of distribution being used as of the date of such death;

     2. If any Contract Owner dies before the Annuity Commencement Date, the entire interest in the Contract will be distributed within 5 years after such death; and

     3. If the Contract Owner is not an individual, then for purposes of 1. or
        2. above, the primary annuitant under the Contract shall be treated as the Contract Owner, and any change in the primary annuitant shall be treated as the death of the Contract Owner. The primary annuitant is the individual, the events in the life of whom are of primary importance in affecting the timing or amount of the payout under the Contract.

 ii. Alternative Election to Satisfy Distribution Requirements
    If any portion of the interest of a Contract Owner described in i. above is payable to or for the benefit of a designated beneficiary, such beneficiary may elect to have the portion distributed over a period that does not extend beyond the life or life expectancy of the beneficiary. Distributions must begin within a year of the Contract Owner's death.

 iii. Spouse Beneficiary
    If any portion of the interest of a Contract Owner is payable to or for the benefit of his or her spouse, and the Annuitant or Contingent Annuitant is living, such spouse shall be treated as the Contract Owner of such portion for purposes of section i. above. This spousal contract continuation shall apply only once for this Contract.

 3. DIVERSIFICATION REQUIREMENTS.

The Code requires that investments supporting your Contract be adequately diversified. Code Section 817 provides that a variable annuity contract will not be treated as an annuity contract for any period during which the investments made by the separate account or underlying fund are not adequately diversified. If a contract is not treated as an annuity contract, the contract owner will be subject to income tax on annual increases in cash value.

The Treasury Department's diversification regulations require, among other things, that:

- no more than 55% of the value of the total assets of the segregated asset account underlying a variable contract is represented by any one investment,

- no more than 70% is represented by any two investments,

- no more than 80% is represented by any three investments and

- no more than 90% is represented by any four investments.

In determining whether the diversification standards are met, all securities of the same issuer, all interests in the same real property project, and all interests in the same commodity are each treated as a single investment. In the case of government securities, each government agency or instrumentality is treated as a separate issuer.

A separate account must be in compliance with the diversification standards on the last day of each calendar quarter or within 30 days after the quarter ends. If an insurance company inadvertently fails to meet the diversification requirements, the company may still comply within a reasonable period and avoid the taxation of contract income on an ongoing basis. However, either the company or the contract owner must agree to pay the tax due for the period during which the diversification requirements were not met.

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We monitor the diversification of investments in the separate accounts and test for diversification as required by the Code. We intend to administer all Contracts subject to the diversification requirements in a manner that will maintain adequate diversification.

 4. OWNERSHIP OF THE ASSETS IN THE SEPARATE ACCOUNT.

In order for a variable annuity contract to qualify for tax deferral, assets in the separate accounts supporting the contract must be considered to be owned by the insurance company and not by the contract owner. It is unclear under what circumstances an investor is considered to have enough control over the assets in the separate account to be considered the owner of the assets for tax purposes.

The IRS has issued several rulings discussing investor control. These rulings say that certain incidents of ownership by the contract owner, such as the ability to select and control investments in a separate account, will cause the contract owner to be treated as the owner of the assets for tax purposes.

In its explanation of the diversification regulations, the Treasury Department recognized that the temporary regulations "do not provide guidance concerning the circumstances in which investor control of the investments of a segregated asset account may cause the investor, rather than the insurance company, to be treated as the owner of the assets in the account." The explanation further indicates that "the temporary regulations provide that in appropriate cases a segregated asset account may include multiple sub-accounts, but do not specify the extent to which policyholders may direct their investments to particular sub-accounts without being treated as the owners of the underlying assets. Guidance on this and other issues will be provided in regulations or revenue rulings under Section 817(d), relating to the definition of variable contract."

The final regulations issued under Section 817 did not provide guidance regarding investor control, and as of the date of this prospectus, guidance has yet to be issued. We do not know if additional guidance will be issued. If guidance is issued, we do not know if it will have a retroactive effect.

Due to the lack of specific guidance on investor control, there is some uncertainty about when a contract owner is considered the owner of the assets for tax purposes. We reserve the right to modify the Contract, as necessary, to prevent you from being considered the owner of assets in the separate account.

D.  FEDERAL INCOME TAX WITHHOLDING

Any portion of a distribution that is current taxable income to the Contract Owner will be subject to federal income tax withholding and reporting under the Code. Generally, however, a Contract Owner may elect not to have income taxes withheld or to have income taxes withheld at a different rate by filing a completed election form with us. Election forms will be provided at the time distributions are requested.

E.  GENERAL PROVISIONS AFFECTING QUALIFIED RETIREMENT PLANS

The Contract may be used for a number of qualified retirement plans. If the Contract is being purchased with respect to some form of qualified retirement plan, please refer to Appendix I for information relative to the types of plans for which it may be used and the general explanation of the tax features of such plans.

F.  ANNUITY PURCHASES BY NONRESIDENT ALIENS AND FOREIGN CORPORATIONS

The discussion above provides general information regarding U.S. federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal income tax and withholding on annuity distributions at a 30% rate, unless a lower treaty rate applies and any required tax forms are submitted to Hartford. In addition, purchasers may be subject to state premium tax, other state and/or municipal taxes, and taxes that may be imposed by the purchaser's country of citizenship or residence. Prospective purchasers are advised to consult with a qualified tax adviser regarding U.S., state, and foreign taxation with respect to an annuity purchase.

G.  GENERATION SKIPPING TRANSFER TAX

Under certain circumstances, the Code may impose a "generation skipping transfer tax" when all or part of a life insurance policy is transferred to, or a death benefit is paid to, an individual two or more generations younger than the owner. Regulations issued under the Code may require Hartford to deduct the tax from your Policy, or from any applicable payment, and pay it directly to the IRS.

H.  ECONOMIC GROWTH AND TAX RELIEF RECONCILIATION ACT OF 2001

The Economic Growth and Tax Relief Reconciliation Act of 2001 ("EGTRRA") repealed the Federal estate tax and replaced it with a carryover basis income tax regime effective for estates of decedents dying after December 31, 2009. EGTRRA also repealed the generation skipping transfer tax, but not the gift tax, for transfers made after December 31, 2009. EGTRRA contains a sunset provision, which essentially returns the Federal estate, gift and generation skipping transfer taxes to their pre-EGTRRA form, beginning in 2011. Congress may or may not enact permanent repeal between now and then.

During the period prior to 2010, EGTRRA provides for periodic decreases in the maximum estate tax rate coupled with periodic increases in the unified credit exemption amount. For 2002, the maximum estate tax rate is 50% and the unified credit exemption amount is $1,000,000.

The complexity of the new tax law, along with uncertainty as to how it might be modified in coming years, underscores the importance of seeking guidance from a qualified advisor to help ensure that your estate plan adequately addresses your needs and that of your beneficiaries under all possible scenarios.

HARTFORD LIFE INSURANCE COMPANY                                               37
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TABLE OF CONTENTS TO STATEMENT OF ADDITIONAL INFORMATION

SECTION
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GENERAL INFORMATION
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    Safekeeping of Assets
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    Independent Public Accountants
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    Non-Participating
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    Misstatement of Age or Sex
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    Principal Underwriter
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PERFORMANCE RELATED INFORMATION
----------------------------------------------------------------------
    Total Return for all Sub-Accounts
----------------------------------------------------------------------
    Yield for Sub-Accounts
----------------------------------------------------------------------
    Money Market Sub-Accounts
----------------------------------------------------------------------
    Additional Materials
----------------------------------------------------------------------
    Performance Comparisons
----------------------------------------------------------------------
PERFORMANCE TABLES
----------------------------------------------------------------------
FINANCIAL STATEMENTS
----------------------------------------------------------------------

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APPENDIX I -- INFORMATION REGARDING TAX-QUALIFIED RETIREMENT PLANS

This summary does not attempt to provide more than general information about the federal income tax rules associated with use of a Contract by a tax-qualified retirement plan. Because of the complexity of the federal tax rules, owners, participants and beneficiaries are encouraged to consult their own tax advisors as to specific tax consequences.

The federal tax rules applicable to owners of Contracts under tax-qualified retirement plans vary according to the type of plan as well as the terms and conditions of the plan itself. Contract owners, plan participants and beneficiaries are cautioned that the rights and benefits of any person may be controlled by the terms and conditions of the tax-qualified retirement plan itself, regardless of the terms and conditions of a Contract. We are not bound by the terms and conditions of such plans to the extent such terms conflict with a Contract, unless we specifically consent to be bound.

Some tax-qualified retirement plans are subject to distribution and other requirements that are not incorporated into our administrative procedures. Contract owners, participants and beneficiaries are responsible for determining that contributions, distributions and other transactions comply with applicable law. Tax penalties may apply to transactions with respect to tax-qualified retirement plans if applicable federal income tax rules and restrictions are not carefully observed.

We do not currently offer the Contracts in connection with all of the types of tax-qualified retirement plans discussed below and may not offer the Contracts for all types of tax-qualified retirement plans in the future.

1. TAX-QUALIFIED PENSION OR PROFIT-SHARING PLANS -- Eligible employers can establish certain tax-qualified pension and profit-sharing plans under section 401 of the Code. Rules under section 401(k) of the Code govern certain "cash or deferred arrangements" under such plans. Rules under section 408(k) govern "simplified employee pensions". Tax-qualified pension and profit-sharing plans are subject to limitations on the amount that may be contributed, the persons who may be eligible to participate and the time when distributions must commence. Employers intending to use the Contracts in connection with tax-qualified pension or profit-sharing plans should seek competent tax and other legal advice.

2. TAX SHELTERED ANNUITIES UNDER SECTION 403(B) -- Public schools and certain types of charitable, educational and scientific organizations, as specified in section 501(c)(3) of the Code, can purchase tax-sheltered annuity contracts for their employees. Tax-deferred contributions can be made to tax-sheltered annuity contracts under section 403(b) of the Code, subject to certain limitations. Generally, such contributions may not exceed the lesser of $11,000 or 100% of the employee's compensation. The contribution limitation may be increased to allow certain "catch-up" contributions for individuals who have attained age 50.

Tax-sheltered annuity programs under section 403(b) are subject to a PROHIBITION AGAINST DISTRIBUTIONS FROM THE CONTRACT ATTRIBUTABLE TO CONTRIBUTIONS MADE PURSUANT TO A SALARY REDUCTION AGREEMENT, unless such distribution is made:

- after the participating employee attains age 59 1/2;

- upon severance from employment;

- upon death or disability; or

- in the case of hardship (and in the case of hardship, any income attributable to such contributions may not be distributed).

Generally, the above restrictions do not apply to distributions attributable to cash values or other amounts held under a section 403(b) contract as of December 31, 1988.

3. DEFERRED COMPENSATION PLANS UNDER SECTION 457 -- A governmental employer or a tax-exempt employer other than a governmental unit can establish a Deferred Compensation Plan under section 457 of the Code. For these purposes, a "governmental employer" is a State, a political subdivision of a State, or an agency or an instrumentality of a State or political subdivision of a State. Employees and independent contractors performing services for a governmental or tax-exempt employer can elect to have contributions made to a Deferred Compensation Plan of their employer in accordance with the employer's plan and section 457 of the Code.

Deferred Compensation Plans that meet the requirements of section 457(b) of the Code are called "eligible" Deferred Compensation Plans. Section 457(b) limits the amount of contributions that can be made to an eligible Deferred Compensation Plan on behalf of a participant. Generally, the limitation on contributions is 100% of a participant's includible compensation or, for 2002, $11,000, whichever is less. The plan may provide for additional "catch-up" contributions during the three taxable years ending before the year in which the participant attains normal retirement age. In addition, the contribution limitation may be increased to allow certain "catch-up" contributions for individuals who have attained age 50.

All of the assets and income of an eligible Deferred Compensation Plan for a governmental employer must be held in trust for the exclusive benefit of participants and their beneficiaries. For this purpose, custodial accounts and certain annuity contracts are treated as trusts. The requirement of a trust does not apply to amounts under a Deferred Compensation Plan of a tax-exempt (non-governmental) employer. In addition, the requirement of a trust does not apply to amounts under a Deferred Compensation Plan of a governmental employer if the Deferred Compensation Plan is not an eligible plan within the meaning of section 457(b) of the Code. In the absence of such a trust, amounts under the plan will be subject to the claims of the employer's general creditors.

HARTFORD LIFE INSURANCE COMPANY                                               39
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In general, distributions from an eligible Deferred Compensation Plan are prohibited under section 457 of the Code unless made after the participating employee:

- attains age 70 1/2,

- has a severance from employment,

- dies, or

- suffers an unforeseeable financial emergency as defined in the Code.

4. INDIVIDUAL RETIREMENT ANNUITIES ("IRAs") UNDER SECTION 408

TRADITIONAL IRAs. -- Eligible individuals can establish individual retirement programs under section 408 of the Code through the purchase of an IRA.
Section 408 imposes limits with respect to IRAs, including limits on the amount that may be contributed to an IRA, the amount of such contributions that may be deducted from taxable income, the persons who may be eligible to contribute to an IRA, and the time when distributions commence from an IRA.

SIMPLE IRAs. -- Eligible employees may establish SIMPLE IRAs in connection with a SIMPLE IRA plan of an employer under section 408(p) of the Code. Special rollover rules apply to SIMPLE IRAs. Amounts can be rolled over from one SIMPLE IRA to another SIMPLE IRA. However, amounts can be rolled over from a SIMPLE IRA to a Traditional IRA only after two years have expired since the employee first commenced participation in the employer's SIMPLE IRA plan. Amounts cannot be rolled over to a SIMPLE IRA from a qualified plan or a Traditional IRA. Hartford is a non-designated financial institution for purposes of the SIMPLE IRA rules.

ROTH IRAs. -- Eligible individuals may establish Roth IRAs under section 408A of the Code. Contributions to a Roth IRA are not deductible. Subject to special limitations, a Traditional IRA may be converted into a Roth IRA or a distribution from a Traditional IRA may be rolled over to a Roth IRA. However, a conversion or a rollover from a Traditional IRA to a Roth IRA is not excludable from gross income. If certain conditions are met, qualified distributions from a Roth IRA are tax-free.

INFORMATION ABOUT DEATH BENEFITS AND IRAs. -- IRAs generally may not invest in life insurance contracts. However, an annuity that is used as an IRA may provide for a death benefit that equals the greater of the premiums paid and the annuity's cash value. The Contract offers an Optional Death Benefit and an Earnings Protection Benefit. The Optional Death Benefit and the Earnings Protection Benefit may exceed the greater of the Contract Value and total Premium Payments less prior surrenders. WE HAVE FILED THE CONTRACT WITH THE OPTIONAL DEATH BENEFIT AND THE EARNINGS PROTECTION BENEFIT WITH THE INTERNAL REVENUE SERVICE FOR APPROVAL FOR USE AS AN IRA. NO ASSURANCE IS GIVEN THAT THESE BENEFITS MEET THE QUALIFICATION REQUIREMENTS FOR AN IRA.

Although we regard the Optional Death Benefit and the Earnings Protection Benefit as investment protection features that should not have an adverse tax effect, it is possible that the IRS could take a contrary position regarding tax-qualification or resulting in certain deemed distributions and penalty taxes. You should consult a qualified tax adviser if you are considering adding the Optional Death Benefit or the Earnings Protection Benefit to your Contract if it is an IRA.

5. FEDERAL TAX PENALTIES AND WITHHOLDING -- Distributions from tax-qualified retirement plans are generally taxed as ordinary income under section 72 of the Code. Under these rules, a portion of each distribution may be excludable from income. The excludable amount is the portion of the distribution that bears the same ratio as the after-tax contributions bear to the expected return.

(a) PENALTY TAX ON EARLY DISTRIBUTIONS Section 72(t) of the Code imposes an additional penalty tax equal to 10% of the taxable portion of a distribution from certain tax-qualified retirement plans. However, the 10% penalty tax does not apply to a distributions that is:

- Made on or after the date on which the employee reaches age 59 1/2;

- Made to a beneficiary (or to the estate of the employee) on or after the death of the employee;

- Attributable to the employee's becoming disabled (as defined in the Code);

- Part of a series of substantially equal periodic payments (not less frequently than annually) made for the life (or life expectancy) of the employee or the joint lives (or joint life expectancies) of the employee and his or her designated beneficiary;

- Except in the case of an IRA, made to an employee after separation from service after reaching age 55; or

- Not greater than the amount allowable as a deduction to the employee for eligible medical expenses during the taxable year.

IN ADDITION, THE 10% PENALTY TAX DOES NOT APPLY TO A DISTRIBUTION FROM AN IRA THAT IS:

- Made after separation from employment to an unemployed IRA owner for health insurance premiums, if certain conditions are met;

- Not in excess of the amount of certain qualifying higher education expenses, as defined by section 72(t)(7) of the Code; or

- A qualified first-time homebuyer distribution meeting the requirements specified at section 72(t)(8) of the Code.

If you are a participant in a SIMPLE IRA plan, you should be aware that the 10% penalty tax is increased to 25% with respect to non-exempt early distributions made from your SIMPLE IRA during the first two years following the date you first commenced participation in any SIMPLE IRA plan of your employer.

(b) MINIMUM DISTRIBUTION PENALTY TAX If the amount distributed is less than the minimum required distribution for

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    the year, the Participant is subject to a 50% penalty tax on the amount that was not properly distributed.

An individual's interest in a tax-qualified retirement plan generally must be distributed, or begin to be distributed, not later than the Required Beginning Date. Generally, the Required Beginning Date is April 1 of the calendar year following the later of:

- the calendar year in which the individual attains age 70 1/2; or

- the calendar year in which the individual retires from service with the employer sponsoring the plan.

The Required Beginning Date for an individual who is a five (5) percent owner (as defined in the Code), or who is the owner of an IRA, is April 1 of the calendar year following the calendar year in which the individual attains age 70 1/2.

The entire interest of the Participant must be distributed beginning no later than the Required Beginning Date over:

- the life of the Participant or the lives of the Participant and the Participant's designated beneficiary, or

- over a period not extending beyond the life expectancy of the Participant or the joint life expectancy of the Participant and the Participant's designated beneficiary.

Each annual distribution must equal or exceed a "minimum distribution amount" which is determined by dividing the account balance by the applicable life expectancy. This account balance is generally based upon the account value as of the close of business on the last day of the previous calendar year. In addition, minimum distribution incidental benefit rules may require a larger annual distribution.

If an individual dies before reaching his or her Required Beginning Date, the individual's entire interest must generally be distributed within five years of the individual's death. However, this rule will be deemed satisfied, if distributions begin before the close of the calendar year following the individual's death to a designated beneficiary and distribution is over the life of such designated beneficiary (or over a period not extending beyond the life expectancy of the beneficiary). If the beneficiary is the individual's surviving spouse, distributions may be delayed until the individual would have attained age 70 1/2.

If an individual dies after reaching his or her Required Beginning Date or after distributions have commenced, the individual's interest must generally be distributed at least as rapidly as under the method of distribution in effect at the time of the individual's death.

On January 17, 2001, the Internal Revenue Service published a new set of proposed regulations in the Federal Register relating to minimum required distributions. The discussion above does not take these new proposed regulations into account. Please consult with your tax or legal adviser with any questions regarding the new proposed regulations.

(c) WITHHOLDING In general, regular wage withholding rules apply to distributions from IRAs and non-governmental plans described in section 457 of the Code. Periodic distributions from other tax-qualified retirement plans that are made for a specified period of 10 or more years or for the life or life expectancy of the participant (or the joint lives or life expectancies of the participant and beneficiary) are generally subject to federal income tax withholding as if the recipient were married claiming three exemptions. The recipient of periodic distributions may generally elect not to have withholding apply or to have income taxes withheld at a different rate by providing a completed election form.

The withholding rules applicable to distributions from qualified plans and section 403(b) plans apply generally to distributions from governmental 457(b) plans.

Mandatory federal income tax withholding at a flat rate of 20% will generally apply to other distributions from section 401, 403(b) or governmental 457(b) plans unless such distributions are:

- the non-taxable portion of the distribution;

- required minimum distributions;

- hardship distributions;

- direct transfer distributions;

- made for a specified period of 10 or more years or for the life or life expectancy of the participant (or the joint lives or life expectancies of the participant and beneficiary).

Direct transfer distributions are direct payments to an IRA or to another eligible retirement plan under Code section 401(a)(31).

Certain states require withholding of state taxes when federal income tax is withheld.

(d) ROLLOVER DISTRIBUTIONS Under present federal tax law, eligible rollover distributions from qualified retirement plans, section 403(b) arrangements, and governmental 457(b) plans generally can be rolled over to any of such plans or arrangements. Similarly, distributions from an IRA generally are permitted to be rolled over to a qualified plan, section 403(b) arrangement, or governmental 457(b) plan. After tax contributions may be rolled over from a qualified plan into another qualified plan or an IRA. In the case of a rollover from a qualified plan to another qualified plan, the rollover is permitted to be accomplished only through a direct rollover. In addition, a qualified plan is not permitted to accept rollovers of after tax contributions unless the plan provides separate accounting for such contributions (and earnings thereon). After tax contributions (including nondeductible contributions to an IRA) are not permitted to be rolled over from an IRA into a qualified plan, section 403(b) arrangement, or governmental 457(b) plan.

Separate accounting is required on amounts rolled from plans described under Code sections 401, 403(b) or 408(IRA), when those amounts are rolled into plans described under section 457(b) sponsored by governmental employers. These amounts, when distributed from the governmental 457(b) plan, will be subject to the 10% early withdrawal tax applicable to distributions from plans described under sections 401, 403(b) or 408(IRA), respectively.

HARTFORD LIFE INSURANCE COMPANY                                               41
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APPENDIX II -- OPTIONAL DEATH BENEFITS -- EXAMPLES

OPTIONAL DEATH BENEFIT EXAMPLES

EXAMPLE 1
Assume that you make a Premium Payment of $100,000. On the first Contract Anniversary assume your Contract Value is $108,000. The Interest Accumulation Value is $105,000 or 5% accumulation on the $100,000 Premium Payment.

$100,000       Premium Payment
$  5,000       Interest of 5%
--------
$105,000       Interest Accumulation Value

If you request a partial Surrender of $10,000 the next day, your Interest Accumulation Value will change. The adjustment for the partial Surrender is determined by dividing the partial Surrender amount by the Contract Value prior to the Surrender and multiplying that amount by the Interest Accumulation Value prior to the Surrender. To determine the new Interest Accumulation Value, that total is then subtracted from the Interest Accumulation Value prior to the Surrender.

$ 10,000       partial Surrender divided by
$108,000       Contract Value prior to Surrender equals
  .09259       multiplied by
$105,000       Interest Accumulation Value for a total of
$  9,722       to be deducted from the Interest Accumulation Value equals
$ 95,278       the new Interest Accumulation Value

EXAMPLE 2
Assume that you make a Premium Payment of $100,000. On the first Contract Anniversary assume your Contract Value is $92,000. The Interest Accumulation Value is $105,000 or 5% accumulation on the $100,000 Premium Payment.

$100,000       Premium Payment
$  5,000       Interest of 5%
--------
$105,000       Interest Accumulation Value

If you request a partial Surrender of $10,000 the next day, your Interest Accumulation Value will change. The adjustment for the partial Surrender is determined by dividing the partial Surrender amount by the Contract Value prior to the Surrender and multiplying that amount by the Interest Accumulation Value prior to the Surrender. To determine the new Interest Accumulation Value, that total is then subtracted from the Interest Accumulation Value prior to the Surrender.

$ 10,000       partial Surrender divided by
$ 92,000       Contract Value prior to Surrender equals
  .10870       multiplied by
$105,000       Interest Accumulation Value for a total of
$ 11,413       to be deducted from the Interest Accumulation Value equals
$ 93,587       the New Interest Accumulation Value

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EARNINGS PROTECTION BENEFIT EXAMPLES

EXAMPLE 1
Assume that:

- You elected the Earnings Protection Benefit when you purchased your Contract,

- You made a single Premium Payment of $100,000,

- You received a Payment Enhancement of $4,000 more than 12 months before the date we calculate the Death Benefit

- On your fifth Contract anniversary, your Contract Value was $150,000,

- On the day after your fifth Contract Anniversary, you made a partial Surrender of $40,000,

- On the day we calculate the Death Benefit, your Contract Value was $140,000,

- The Contract Value on the date we calculate the Death Benefit plus 40% of the Contract gain was the greatest of the three death benefit calculations.

ADJUSTMENT FOR PARTIAL SURRENDERS

To calculate the Earnings Protection Benefit, we make an adjustment for partial Surrenders if the amount of a Surrender is greater than the Contract gain in the Contract immediately prior to the Surrender. To determine if the partial Surrender is greater than the Contract gain:

- Add the amount of the partial Surrender ($40,000) to

- The Contract Value on the date the Earnings Protection Benefit is added to your Contract ($104,000),

- Add Premium Payments made after the Earnings Protection Benefit is added to your Contract before you make the partial Surrender ($0),

- Subtract the Contract Value on the Valuation Day immediately before you make the partial Surrender ($150,000),

- Subtract the sum of any prior adjustments for all prior partial Surrenders made after the Earnings Protection Benefit is added to your Contract ($0),

Which equals -$6,000 which is less than zero, so there is no adjustment for the partial Surrender in this case.

CALCULATION OF CONTRACT GAIN

So Hartford would calculate the Contract gain as follows:

- Contract Value on the date we receive proof of death ($140,000),

- Subtract the Contract Value on the date the Earnings Protection Benefit was added to your Contract ($104,000),

- Add any Payment Enhancements credited on or after the date the Earnings Protection Benefit was added to your Contract ($4,000),

- Add any adjustments for partial Surrenders ($0)

- Subtract any Payment Enhancements credited in the 12 months prior to the date we calculate the Death Benefit ($0).

So the Contract gain equals $40,000.

CALCULATION OF EARNINGS PROTECTION BENEFIT CAP

To determine if the cap applies:

- Hartford calculates the Contract Value on the date the Earnings Protection Benefit was added to your Contract ($104,000),

- plus Premium Payments made since that date ($0),

- minus Premium Payments made in the 12 months prior to death ($0),

- minus any adjustments for partial Surrenders ($0)

- minus any Payment Enhancements ($4,000).

Which equals $100,000. The cap is 200% of $100,000 which is $200,000.

DEATH BENEFIT WITH EARNINGS PROTECTION BENEFIT

In this situation the cap does not apply, so Hartford takes 40% of $40,000 or $16,000 and adds that to the Contract Value on the date we receive proof of death and the total Death Benefit with the Earnings Protection Benefit is $156,000.

HARTFORD LIFE INSURANCE COMPANY                                               43
--------------------------------------------------------------------------------

EXAMPLE 2
Assume that:

- You elected the Earnings Protection Benefit when you purchased your Contract, You made a single Premium Payment of $100,000,

- You received a Payment Enhancement of $4,000 more than 12 months before the date we calculate the Death Benefit

- On your fifth Contract anniversary, your Contract Value was $150,000,

- On the day after your fifth Contract Anniversary, you made a partial Surrender of $60,000,

- On the day we calculate the Death Benefit, your Contract Value was $120,000,

- The Contract Value on the date we calculate the Death Benefit plus 40% of the Contract gain was the greatest of the three death benefit calculations.

ADJUSTMENT FOR PARTIAL SURRENDERS

To calculate the Earnings Protection Benefit, we make an adjustment for partial Surrenders if the amount of a Surrender is greater than the Contract gain in the Contract immediately prior to the Surrender. To determine if the partial Surrender is greater than the Contract gain:

- Add the amount of the partial Surrender ($60,000) to

- The Contract Value on the date the Earnings Protection Benefit is added to your Contract ($104,000)

- Add Premium Payments made after the Earnings Protection Benefit is added to your Contract before you make the partial Surrender ($0),

- Subtract the Contract Value on the Valuation Day immediately before you make the partial Surrender ($150,000),

- Subtract the sum of any prior adjustments for all prior partial Surrenders made after the Earnings Protection Benefit is added to your Contract ($0),

Which equals +$14,000 which is greater than zero, so there is a $14,000 adjustment for the partial Surrender in this case.

CALCULATION OF CONTRACT GAIN

So Hartford would calculate the Contract gain as follows:

- Contract Value on the date we receive proof of death ($120,000),

- Subtract the Contract Value on the date the Earnings Protection Benefit was added to your Contract ($104,000),

- Add any Payment Enhancements credited on or after the date the Earnings Protection Benefit was added to your Contract ($4,000),

- Add any adjustments for partial Surrenders ($14,000),

- Subtract any Payment Enhancements credited in the 12 months prior to the date we calculate the Death Benefit ($0).

So the Contract gain equals $34,000.

CALCULATION OF EARNINGS PROTECTION BENEFIT CAP

To determine if the cap applies:

- Hartford calculates the Contract Value on the date the Earnings Protection Benefit was added to your Contract ($104,000),

- plus Premium Payments made since that date ($0),

- minus Premium Payments made in the 12 months prior to death ($0),

- minus any adjustments for partial Surrenders ($14,000),

- minus any Payment Enhancements ($4,000).

Which equals $86,000. The cap is 200% of $86,000 which is $172,000.

DEATH BENEFIT WITH EARNINGS PROTECTION BENEFIT

In this situation the cap does not apply, so Hartford takes 40% of $34,000 or $13,600 and adds that to the Contract Value on the date we receive proof of death and the total Death Benefit with the Earnings Protection Benefit is $133,600.

44                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

APPENDIX III -- ACCUMULATION UNIT VALUES

The following information should be read in conjunction with the financial statements for the Separate Account included in the Statement of Additional Information, which is incorporated by reference in this Prospectus.

There is no information for Merrill Lynch Global Growth Focus Fund and Merrill Lynch Large Cap Growth Focus Fund Sub-Accounts because as of December 31, 2001, the Sub-Accounts had not commenced operation.

                                                              YEAR ENDED DECEMBER 31,
--------------------------------------------------------------------------------------
SUB-ACCOUNT                                                     2001           2000
--------------------------------------------------------------------------------------
HARTFORD ADVISERS HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period              $1.007       $1.000(a)
--------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                    $0.945       $1.007
--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period
     (in thousands)                                             32,765       17,283
--------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period              $1.006       $1.000
--------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                    $0.942       $1.006
--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period
     (in thousands)                                              2,404       1,505
--------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period              $1.020       --
--------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                    $0.943       --
--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                       2,497       --
--------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH
   BENEFIT
    Accumulation Unit Value at beginning of period              $1.018       --
--------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                    $0.941       --
--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                       1,161       --
--------------------------------------------------------------------------------------
HARTFORD BOND HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period              $1.091       $1.000(a)
--------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                    $1.166       $1.091
--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period
     (in thousands)                                              5,447       1,197
--------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period              $1.089       $1.000
--------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                    $1.163       $1.089
--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period
     (in thousands)                                                942       170
--------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period              $1.106       --
--------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                    $1.164       --
--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                         399       --
--------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH
   BENEFIT
    Accumulation Unit Value at beginning of period              $1.104       --
--------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                    $1.161       --
--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                       1,017       --
--------------------------------------------------------------------------------------

HARTFORD LIFE INSURANCE COMPANY                                               45
--------------------------------------------------------------------------------

                                                              YEAR ENDED DECEMBER 31,
--------------------------------------------------------------------------------------
SUB-ACCOUNT                                                     2001           2000
--------------------------------------------------------------------------------------
HARTFORD CAPITAL APPRECIATION HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period              $0.952       $1.000(a)
--------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                    $0.872       $0.952
--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period
     (in thousands)                                             51,281       18,923
--------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period              $0.951       $1.000
--------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                    $0.870       $0.951
--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period
     (in thousands)                                              3,732       2,125
--------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period              $1.004       --
--------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                    $0.870       --
--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                       3,161       --
--------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH
   BENEFIT
    Accumulation Unit Value at beginning of period              $1.002       --
--------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                    $0.868       --
--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                       1,997       --
--------------------------------------------------------------------------------------
HARTFORD DIVIDEND AND GROWTH HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period              $1.193       $1.000(a)
--------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                    $1.126       $1.193
--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period
     (in thousands)                                              7,177       2,288
--------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period              $1.192       $1.000
--------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                    $1.123       $1.192
--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period
     (in thousands)                                                924       248
--------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period              $1.167       --
--------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                    $1.124       --
--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                         796       --
--------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH
   BENEFIT
    Accumulation Unit Value at beginning of period              $1.165       --
--------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                    $1.121       --
--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                         699       --
--------------------------------------------------------------------------------------

46                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

                                                              YEAR ENDED DECEMBER 31,
--------------------------------------------------------------------------------------
SUB-ACCOUNT                                                     2001           2000
--------------------------------------------------------------------------------------
HARTFORD FOCUS HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period              $1.000       --    (c)
--------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                    $1.028       --
--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period
     (in thousands)                                                688       --
--------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period              $1.000       --
--------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                    $1.027       --
--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period
     (in thousands)                                                 --       --
--------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period              $1.000       --
--------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                    $1.027       --
--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                         392       --
--------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH
   BENEFIT
    Accumulation Unit Value at beginning of period              $1.000       --
--------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                    $1.026       --
--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                          84       --
--------------------------------------------------------------------------------------
HARTFORD GLOBAL ADVISERS HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period              $0.898       $1.000(a)
--------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                    $0.828       $0.898
--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period
     (in thousands)                                              1,132       1,172
--------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period              $0.897       $1.000
--------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                    $0.826       $0.897
--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period
     (in thousands)                                                106       107
--------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period              $0.898       --
--------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                    $0.827       --
--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                         114       --
--------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH
   BENEFIT
    Accumulation Unit Value at beginning of period              $0.897       --
--------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                    $0.825       --
--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                          36       --
--------------------------------------------------------------------------------------

HARTFORD LIFE INSURANCE COMPANY                                               47
--------------------------------------------------------------------------------

                                                              YEAR ENDED DECEMBER 31,
--------------------------------------------------------------------------------------
SUB-ACCOUNT                                                     2001           2000
--------------------------------------------------------------------------------------
HARTFORD GLOBAL COMMUNICATIONS HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period              $1.000       --    (c)
--------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                    $0.709       --
--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period
     (in thousands)                                                139       --
--------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period              $1.000       --
--------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                    $0.708       --
--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period
     (in thousands)                                                  3       --
--------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period              $1.000       --
--------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                    $0.708       --
--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                          29       --
--------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH
   BENEFIT
    Accumulation Unit Value at beginning of period              $1.000       --
--------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                    $0.707       --
--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                          17       --
--------------------------------------------------------------------------------------
HARTFORD GLOBAL FINANCIAL SERVICES HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period              $1.000       --    (c)
--------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                    $0.949       --
--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period
     (in thousands)                                                162       --
--------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period              $1.000       --
--------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                    $0.948       --
--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period
     (in thousands)                                                 17       --
--------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period              $1.000       --
--------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                    $0.948       --
--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                         131       --
--------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH
   BENEFIT
    Accumulation Unit Value at beginning of period              $1.000       --
--------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                    $0.947       --
--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                          20       --
--------------------------------------------------------------------------------------

48                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

                                                              YEAR ENDED DECEMBER 31,
--------------------------------------------------------------------------------------
SUB-ACCOUNT                                                     2001           2000
--------------------------------------------------------------------------------------
HARTFORD GLOBAL HEALTH HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period              $1.466       $1.000(b)
--------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                    $1.472       $1.466
--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period
     (in thousands)                                              1,462       908
--------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period              $1.464       $1.000
--------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                    $1.468       $1.464
--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period
     (in thousands)                                                290       139
--------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period              $1.383       --
--------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                    $1.469       --
--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                         178       --
--------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH
   BENEFIT
    Accumulation Unit Value at beginning of period              $1.382       --
--------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                    $1.465       --
--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                         128       --
--------------------------------------------------------------------------------------
HARTFORD GLOBAL LEADERS HLS FUND SUB-ACCOUNT
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period              $0.822       $1.000(a)
--------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                    $0.675       $0.822
--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period
     (in thousands)                                              3,933       4,264
--------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period              $0.821       $1.000
--------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                    $0.673       $0.821
--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period
     (in thousands)                                              1,047       699
--------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period              $0.813       --
--------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                    $0.673       --
--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                         369       --
--------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH
   BENEFIT
    Accumulation Unit Value at beginning of period              $0.812       --
--------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                    $0.671       --
--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                         778       --
--------------------------------------------------------------------------------------

HARTFORD LIFE INSURANCE COMPANY                                               49
--------------------------------------------------------------------------------

                                                              YEAR ENDED DECEMBER 31,
--------------------------------------------------------------------------------------
SUB-ACCOUNT                                                     2001           2000
--------------------------------------------------------------------------------------
HARTFORD GLOBAL TECHNOLOGY HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period              $0.620       $1.000(b)
--------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                    $0.470       $0.620
--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period
     (in thousands)                                              2,050       1,440
--------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period              $0.619       $1.000
--------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                    $0.469       $0.619
--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period
     (in thousands)                                                541       246
--------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period              $0.727       --
--------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                    $0.470       --
--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                         247       --
--------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH
   BENEFIT
    Accumulation Unit Value at beginning of period              $0.726       --
--------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                    $0.468       --
--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                         263       --
--------------------------------------------------------------------------------------
HARTFORD GROWTH AND INCOME HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period              $0.964       $1.000(a)
--------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                    $0.872       $0.964
--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period
     (in thousands)                                              4,056       2,378
--------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period              $0.962       $1.000
--------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                    $0.870       $0.962
--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period
     (in thousands)                                                495       300
--------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period              $1.011       --
--------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                    $0.870       --
--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                         307       --
--------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH
   BENEFIT
    Accumulation Unit Value at beginning of period              $1.010       --
--------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                    $0.868       --
--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                         378       --
--------------------------------------------------------------------------------------

50                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

                                                              YEAR ENDED DECEMBER 31,
--------------------------------------------------------------------------------------
SUB-ACCOUNT                                                     2001           2000
--------------------------------------------------------------------------------------
HARTFORD HIGH YIELD HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period              $1.008       $1.000(a)
--------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                    $1.018       $1.008
--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period
     (in thousands)                                              1,839       508
--------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period              $1.006       $1.000
--------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                    $1.016       $1.006
--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period
     (in thousands)                                                169       13
--------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period              $1.064       --
--------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                    $1.017       --
--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                          62       --
--------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH
   BENEFIT
    Accumulation Unit Value at beginning of period              $1.063       --
--------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                    $1.014       --
--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                         215       --
--------------------------------------------------------------------------------------
HARTFORD INDEX HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period              $0.942       $1.000(a)
--------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                    $0.812       $0.942
--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period
     (in thousands)                                              6,092       3,465
--------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period              $0.941       $1.000
--------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                    $0.810       $0.941
--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period
     (in thousands)                                                833       731
--------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period              $0.972       --
--------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                    $0.811       --
--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                         650       --
--------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH
   BENEFIT
    Accumulation Unit Value at beginning of period              $0.971       --
--------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                    $0.809       --
--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                         369       --
--------------------------------------------------------------------------------------

HARTFORD LIFE INSURANCE COMPANY                                               51
--------------------------------------------------------------------------------

                                                              YEAR ENDED DECEMBER 31,
--------------------------------------------------------------------------------------
SUB-ACCOUNT                                                     2001           2000
--------------------------------------------------------------------------------------
HARTFORD INTERNATIONAL CAPITAL APPRECIATION HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period              $1.000       --    (c)
--------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                    $0.852       --
--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period
     (in thousands)                                                196       --
--------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period              $1.000       --
--------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                    $0.851       --
--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period
     (in thousands)                                                 10       --
--------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period              $1.000       --
--------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                    $0.851       --
--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                          40       --
--------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH
   BENEFIT
    Accumulation Unit Value at beginning of period              $1.000       --
--------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                    $0.850       --
--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                          54       --
--------------------------------------------------------------------------------------
HARTFORD INTERNATIONAL OPPORTUNITIES HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period              $0.791       $1.000(a)
--------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                    $0.632       $0.791
--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period
     (in thousands)                                              1,503       1,718
--------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period              $0.790       $1.000
--------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                    $0.630       $0.790
--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period
     (in thousands)                                                239       318
--------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period              $0.785       --
--------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                    $0.631       --
--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                          41       --
--------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH
   BENEFIT
    Accumulation Unit Value at beginning of period              $0.784       --
--------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                    $0.629       --
--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                          47       --
--------------------------------------------------------------------------------------

52                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

                                                              YEAR ENDED DECEMBER 31,
--------------------------------------------------------------------------------------
SUB-ACCOUNT                                                     2001           2000
--------------------------------------------------------------------------------------
HARTFORD INTERNATIONAL SMALL COMPANY HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period              $1.000       --    (c)
--------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                    $0.930       --
--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period
     (in thousands)                                                 18       --
--------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period              $1.000       --
--------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                    $0.929       --
--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period
     (in thousands)                                                 --       --
--------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period              $1.000       --
--------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                    $0.928       --
--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                          --       --
--------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH
   BENEFIT
    Accumulation Unit Value at beginning of period              $1.000       --
--------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                    $0.927       --
--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                           3       --
--------------------------------------------------------------------------------------
HARTFORD MIDCAP HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period              $1.020       $1.000(a)
--------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                    $0.967       $1.020
--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period
     (in thousands)                                             12,277       9,591
--------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period              $1.019       $1.000
--------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                    $0.965       $1.019
--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period
     (in thousands)                                              1,937       1,138
--------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period              $1.031       --
--------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                    $0.966       --
--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                         871       --
--------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH
   BENEFIT
    Accumulation Unit Value at beginning of period              $1.029       --
--------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                    $0.963       --
--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                         772       --
--------------------------------------------------------------------------------------

HARTFORD LIFE INSURANCE COMPANY                                               53
--------------------------------------------------------------------------------

                                                              YEAR ENDED DECEMBER 31,
--------------------------------------------------------------------------------------
SUB-ACCOUNT                                                     2001           2000
--------------------------------------------------------------------------------------
HARTFORD MIDCAP VALUE HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period              $1.000       --    (c)
--------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                    $0.989       --
--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period
     (in thousands)                                              1,504       --
--------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period              $1.000       --
--------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                    $0.988       --
--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period
     (in thousands)                                                 83       --
--------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period              $1.000       --
--------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                    $0.988       --
--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                         178       --
--------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH
   BENEFIT
    Accumulation Unit Value at beginning of period              $1.000       --
--------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                    $0.987       --
--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                         178       --
--------------------------------------------------------------------------------------
HARTFORD MONEY MARKET HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period              $1.037       $1.000(a)
--------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                    $1.060       $1.037
--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period
     (in thousands)                                              8,866       3,310
--------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period              $1.036       $1.000
--------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                    $1.057       $1.036
--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period
     (in thousands)                                              2,247       1,356
--------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period              $1.040       --
--------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                    $1.058       --
--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                         668       --
--------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH
   BENEFIT
    Accumulation Unit Value at beginning of period              $1.039       --
--------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                    $1.055       --
--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                         561       --
--------------------------------------------------------------------------------------

54                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

                                                              YEAR ENDED DECEMBER 31,
--------------------------------------------------------------------------------------
SUB-ACCOUNT                                                     2001           2000
--------------------------------------------------------------------------------------
HARTFORD MORTGAGE SECURITIES HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period              $1.082       $1.000(a)
--------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                    $1.144       $1.082
--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period
     (in thousands)                                              1,848       333
--------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period              $1.081       $1.000
--------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                    $1.141       $1.081
--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period
     (in thousands)                                                555        5
--------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period              $1.091       --
--------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                    $1.142       --
--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                           3       --
--------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH
   BENEFIT
    Accumulation Unit Value at beginning of period              $1.089       --
--------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                    $1.139       --
--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                         213       --
--------------------------------------------------------------------------------------
HARTFORD SMALL COMPANY HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period              $0.717       $1.000(a)
--------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                    $0.600       $0.717
--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period
     (in thousands)                                              5,076       5,429
--------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period              $0.716       $1.000
--------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                    $0.598       $0.716
--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period
     (in thousands)                                                637       602
--------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period              $0.688       --
--------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                    $0.599       --
--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                         249       --
--------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH
   BENEFIT
    Accumulation Unit Value at beginning of period              $0.687       --
--------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                    $0.597       --
--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                         790       --
--------------------------------------------------------------------------------------

HARTFORD LIFE INSURANCE COMPANY                                               55
--------------------------------------------------------------------------------

                                                              YEAR ENDED DECEMBER 31,
--------------------------------------------------------------------------------------
SUB-ACCOUNT                                                     2001           2000
--------------------------------------------------------------------------------------
HARTFORD STOCK HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period              $0.965       $1.000(a)
--------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                    $0.833       $0.965
--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period
     (in thousands)                                             23,982       16,394
--------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period              $0.964       $1.000
--------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                    $0.831       $0.964
--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period
     (in thousands)                                              2,812       1,599
--------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period              $0.983       --
--------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                    $0.832       --
--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                       2,510       --
--------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH
   BENEFIT
    Accumulation Unit Value at beginning of period              $0.981       --
--------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                    $0.830       --
--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                       1,691       --
--------------------------------------------------------------------------------------
HARTFORD VALUE HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period              $1.000       --    (c)
--------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                    $0.998       --
--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period
     (in thousands)                                                360       --
--------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period              $1.000       --
--------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                    $0.997       --
--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period
     (in thousands)                                                 19       --
--------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period              $1.000       --
--------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                    $0.996       --
--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                         163       --
--------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH
   BENEFIT
    Accumulation Unit Value at beginning of period              $1.000       --
--------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                    $0.995       --
--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                          91       --
--------------------------------------------------------------------------------------

(a) Inception date March 6, 2000.
(b) Inception date May 1, 2000.
(c) Inception date May 1, 2001.

To obtain a Statement of Additional Information for The Director SOLUTION Plus variable annuity, please complete the form below and mail to:

    Hartford Life Insurance Company
    Attn: Investment Product Services
    P.O. Box 5085
    Hartford, Connecticut 06102-5085

Please send a Statement of Additional Information to me at the following address:

------------------------------------------------------------------
                                      Name

------------------------------------------------------------------
                                    Address

------------------------------------------------------------------
             City/State                                    Zip Code

                       STATEMENT OF ADDITIONAL INFORMATION

                         HARTFORD LIFE INSURANCE COMPANY
                               SEPARATE ACCOUNT TWO

                            THE DIRECTOR SOLUTION PLUS

This Statement of Additional Information is not a prospectus. The information contained in this document should be read in conjunction with the Prospectus.

To obtain a Prospectus, send a written request to Hartford Life Insurance Company Attn: Investment Product Services, P.O. Box 5085, Hartford,
CT 06102-5085.

Date of Prospectus: March 1, 2002
Date of Statement of Additional Information: March 1, 2002



                           TABLE OF CONTENTS

GENERAL INFORMATION...........................................2
      Safekeeping of Assets...................................2
      Independent Public Accountants..........................2
      Non-Participating.......................................3
      Misstatement of Age or Sex..............................3
      Principal Underwriter...................................4
PERFORMANCE RELATED INFORMATION...............................4
      Total Return for all Sub-Accounts.......................4
      Yield for Sub-Accounts..................................5
      Money Market Sub-Accounts...............................5
      Additional Materials....................................6
      Performance Comparisons.................................6
PERFORMANCE TABLES............................................8
FINANCIAL STATEMENTS...................................... SA-1

                               GENERAL INFORMATION

SAFEKEEPING OF ASSETS

Hartford holds title to the assets of the Separate Account. The assets are kept physically segregated and are held separate and apart from Hartford's general corporate assets. Records are maintained of all purchases and redemptions of the underlying fund shares held in each of the Sub-Accounts.

INDEPENDENT PUBLIC ACCOUNTANTS

The audited financial statements and financial statement schedules included in this registration statement have been audited by Arthur Andersen LLP, independent public accountants, as indicated in their reports with respect thereto, and are included herein in reliance upon the authority of said firm as experts in giving said reports. The principal business address of Arthur Andersen LLP is One Financial Plaza, Hartford, Connecticut 06103.

NON-PARTICIPATING

The Contract is non-participating and we pay no dividends.

MISSTATEMENT OF AGE OR SEX

If an Annuitant's age or sex was misstated on the Contract, any Contract payments or benefits will be determined using the correct age and sex. If we have overpaid Annuity Payouts, an adjustment, including interest on the amount of the overpayment, will be made to the next Annuity Payout or Payouts. If we have underpaid due to a misstatement of age or sex, we will credit the next Annuity Payout with the amount we underpaid and credit interest.

PRINCIPAL UNDERWRITER

Hartford Securities Distribution Company, Inc. ("HSD") serves as Principal Underwriter for the securities issued with respect to the Separate Account. HSD is registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 as a Broker-Dealer and is a member of the National Association of Securities Dealers, Inc. HSD is an affiliate of ours. Both HSD and Hartford are ultimately controlled by The Hartford Financial Services Group, Inc. The principal business address of HSD is the same as ours.

Hartford currently pays HSD underwriting commissions for its role as Principal Underwriter of all variable annuities associated with this Separate Account. For the past three years, the aggregate dollar amount of underwriting commissions paid to HSD in its role as Principal Underwriter has been: 2000: $141,303,001; 1999: $162,447, 988; and 1998: $61,629,500.

                         PERFORMANCE RELATED INFORMATION

The Separate Account may advertise certain performance-related information concerning the Sub-Accounts. Performance information about a Sub-Account is based on the Sub-Account's past performance only and is no indication of future performance.

TOTAL RETURN FOR ALL SUB-ACCOUNTS

When a Sub-Account advertises its standardized total return, it will usually be calculated from the date of the inception of the Sub-Account for one, five and ten year periods or some other relevant periods if the Sub-Account has not been in existence for at least ten years. Total return is measured by comparing the value of an investment in the Sub-Account at the beginning of the relevant period to the value of the investment at the end of the period. To calculate standardized total return, Hartford uses a hypothetical initial premium payment of $1,000.00 and deducts for the mortality and risk expense charge, the highest possible contingent deferred charge, any applicable administrative charge and the Annual Maintenance Fee.

                                                                          n
The formula Hartford uses to calculate standardized total return is P(1+T) = ERV. In this calculation, "P" represents a hypothetical initial premium payment of $1,000.00, "T" represents the average annual total return, "n" represents the number of years and "ERV" represents the redeemable value at the end of the period.

In addition to the standardized total return, the Sub-Account may advertise a non-standardized total return. These figures will usually be calculated from the date of inception of the underlying fund for one, five and ten year periods or other relevant periods. Non-standardized total return is measured in the same manner as the standardized total return described above, except that the contingent deferred sales charge and the Annual Maintenance Fee are not deducted. Therefore, non-standardized total return for a Sub-Account is higher than standardized total return for a Sub-Account.

YIELD FOR SUB-ACCOUNTS

If applicable, the Sub-Accounts may advertise yield in addition to total return. At any time in the future, yields may be higher or lower than past yields and past performance is no indication of future performance.

The standardized yield will be computed for periods beginning with the inception of the Sub-Account in the following manner. The net investment income per Accumulation Unit earned during a one-month period is divided by the Accumulation Unit Value on the last day of the period. This figure reflects deductions for the mortality and expense risk charge, any applicable administrative charge and the Annual Maintenance Fee.

                                                                      6
The formula Hartford uses to calculate yield is: YIELD = 2[(a-b/cd +1) -1]. In this calculation, "a" represents the net investment income earned during the period by the underlying fund, "b" represents the expenses accrued for the period, "c" represents the average daily number of Accumulation Units outstanding during the period and "d" represents the maximum offering price per Accumulation Unit on the last day of the period.

MONEY MARKET SUB-ACCOUNTS

A money market fund Sub-Account may advertise yield and effective yield. Yield and effective yield figures reflect the deductions for the Contract, which include the mortality and expense risk charge, any applicable administrative charge and the Annual Maintenance Fee. At any time in the future, current and effective yields may be higher or lower than past yields and past performance is no indication of future performance.

Current yield of a money market fund Sub-Account is calculated for a seven-day period or the "base period" without taking into consideration any realized or unrealized gains or losses on shares of the underlying fund. The first step in determining yield is to compute the base period return. Hartford takes a hypothetical account with a balance of one Accumulation Unit of the Sub-Account and calculates the net change in its value from the beginning of the base period to the end of the base period. Hartford then subtracts an amount equal to the total deductions for the Contract and then divides that number by the value of the account at the beginning of the base period. The result is the base period return or "BPR". Once the base period return is calculated, Hartford then multiplies it by 365/7 to compute the current yield. Current yield is calculated to the nearest hundredth of one percent.

The formula for this calculation is YIELD = BPR X (365/7), where BPR = (A-B)/C. "A" is equal to the net change in value of a hypothetical account with a balance of one

Accumulation Unit of the Sub-Account from the beginning of the base period to the end of the base period. "B" is equal to the amount that Hartford deducts for mortality and expense risk charge, any applicable administrative charge and the Annual Maintenance Fee. "C" represents the value of the Sub-Account at the beginning of the base period.

Effective yield is also calculated using the base period return. The effective yield is calculated by adding 1 to the base period return and raising that result to a power equal to 365 divided by 7 and subtracting 1 from the result. The calculation Hartford uses is:

                                           365/7
EFFECTIVE YIELD = [(BASE PERIOD RETURN + 1)     ] - 1.

ADDITIONAL MATERIALS

We may provide information on various topics to Contract Owners and prospective Contract Owners in advertising, sales literature or other materials. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as value investing, dollar cost averaging and asset allocation), the advantages and disadvantages of investing in tax-deferred and taxable instruments, customer profiles and hypothetical purchase scenarios, financial management and tax and retirement planning, and other investment alternatives, including comparisons between the Contracts and the characteristics of and market for any alternatives.

PERFORMANCE COMPARISONS

Each Sub-Account may from time to time include in advertisements the ranking of its performance figures compared with performance figures of other annuity contract's sub-accounts with the same investment objectives which are created by Lipper Analytical Services, Morningstar, Inc. or other recognized ranking services.

Hartford may also compare the performance of the Sub-Accounts against certain widely acknowledged outside standards or indices for stock and bond market performance, such as:

X The Standard & Poor's 500 Composite Stock Price Index (the "S&P 500") is a stock market index that includes common stocks of 500 companies from several industrial sectors representing a significant portion of the market value of all stocks publicly traded in the United States, most of which are traded on the New York Stock Exchange. Stocks in the S&P 500 are weighted according to their market capitalization (the number of shares outstanding multiplied by the stock's current price).

X The Nasdaq Composite Index measures all Nasdaq domestic and non-U.S. based common stocks listed on The Nasdaq Stock Market. The Index is market-value weighted. This means that each company's security affects the Index in proportion to its market value. The market value, the last sale price multiplied by total shares outstanding, is calculated throughout the trading day, and is related to the total value of the Index. The Nasdaq Composite includes over 5,000 companies. On February 5, 1971, the Nasdaq Composite Index began with a base of 100.00.

X The Morgan Stanley Capital International EAFE Index (the "EAFE Index") of major markets in Europe, Australia and the Far East is a benchmark of international stock performance. The EAFE Index is "capitalization weighted," which means that a company whose securities have a high market value will contribute proportionately more to the EAFE Index's performance results than a company whose securities have a lower market value.

X The Lehman Brothers High Yield Corporate Index is a broad-based market-value-weighted index that tracks the total return performance of non-investment grade, fixed-rate, publicly placed, dollar denominated and nonconvertible debt registered with the SEC.

X The Lehman Brothers Government/Corporate Bond Index is a broad based unmanaged, market-value-weighted index of all debt obligations of the U.S. Treasury and U.S. Government agencies (excluding mortgage-backed securities) and all publicly-issued fixed-rate, nonconvertible, investment grade domestic corporate debt.

                               PERFORMANCE TABLES

The following tables illustrate the performance of the Sub-Accounts. Past performance is no guarantee of future performance.

                    STANDARDIZED AVERAGE ANNUAL TOTAL RETURN
                        FOR YEAR ENDED DECEMBER 31, 2001


-----------------------------------------------------------------------------------------------------------------------------------
                                                           SUB-ACCOUNT                                                    SINCE
SUB-ACCOUNT                                              INCEPTION DATE     1 YEAR          5 YEAR       10 YEAR        INCEPTION
-----------------------------------------------------------------------------------------------------------------------------------
Merrill Lynch Global Growth Focus Fund                      06/05/98        -27.14%           N/A           N/A          -5.11%
-----------------------------------------------------------------------------------------------------------------------------------
Merrill Lynch Large Cap Growth Focus Fund                   04/30/99        -13.63%           N/A           N/A          -7.79%
-----------------------------------------------------------------------------------------------------------------------------------
Hartford Advisers HLS Fund                                  06/02/86        -16.45%           4.98%         7.16%         N/A
-----------------------------------------------------------------------------------------------------------------------------------
Hartford Bond HLS Fund                                      06/02/86         -4.08%           1.66%         2.54%         N/A
-----------------------------------------------------------------------------------------------------------------------------------
Hartford Capital Appreciation HLS Fund                      06/02/86        -18.53%          10.40%        12.97%         N/A
-----------------------------------------------------------------------------------------------------------------------------------
Hartford Dividend and Growth HLS Fund                       03/09/94        -15.90%           6.33%         N/A          10.97%
-----------------------------------------------------------------------------------------------------------------------------------
Hartford Focus HLS Fund                                     04/30/01          N/A             N/A           N/A          -8.17%
-----------------------------------------------------------------------------------------------------------------------------------
Hartford Global Advisers HLS Fund                           03/01/95        -17.90%          -0.60%         N/A           2.98%
-----------------------------------------------------------------------------------------------------------------------------------
Hartford Global Communications HLS Fund                     12/27/00        -44.62%           N/A           N/A         -44.38%
-----------------------------------------------------------------------------------------------------------------------------------
Hartford Global Financial Services HLS Fund                 12/27/00        -17.45%           N/A           N/A         -17.36%
-----------------------------------------------------------------------------------------------------------------------------------
Hartford Global Health HLS Fund                             05/01/00        -10.40%           N/A           N/A          18.59%
-----------------------------------------------------------------------------------------------------------------------------------
Hartford Global Leaders HLS Fund                            10/01/98        -27.26%           N/A           N/A           7.43%
-----------------------------------------------------------------------------------------------------------------------------------
Hartford Global Technology HLS Fund                         05/01/00        -32.90%           N/A           N/A         -43.80%
-----------------------------------------------------------------------------------------------------------------------------------
Hartford Growth and Income HLS Fund                         05/29/98        -19.51%           N/A           N/A          -0.13%
-----------------------------------------------------------------------------------------------------------------------------------
Hartford High Yield HLS Fund                                10/01/98         -9.79%           N/A           N/A          -4.14%
-----------------------------------------------------------------------------------------------------------------------------------
Hartford Index HLS Fund                                     05/01/87        -23.39%           5.16%         8.42%         N/A
-----------------------------------------------------------------------------------------------------------------------------------
Hartford International Capital Appreciation HLS Fund        04/30/01          N/A             N/A           N/A         -24.48%
-----------------------------------------------------------------------------------------------------------------------------------
Hartford International Opportunities HLS Fund               07/02/90        -29.20%          -4.47%         1.44%         N/A
-----------------------------------------------------------------------------------------------------------------------------------
Hartford International Small Company HLS Fund               04/30/01          N/A             N/A           N/A         -17.21%
-----------------------------------------------------------------------------------------------------------------------------------
Hartford MidCap HLS Fund                                    07/30/97        -15.52%           N/A           N/A          18.56%
-----------------------------------------------------------------------------------------------------------------------------------
Hartford MidCap Value HLS Fund                              04/30/01          N/A             N/A           N/A         -12.13%
-----------------------------------------------------------------------------------------------------------------------------------
Hartford Money Market HLS Fund                              06/02/86         -8.74%          -0.98%        -0.05%         N/A
-----------------------------------------------------------------------------------------------------------------------------------
Hartford Mortgage Securities HLS Fund                       06/02/86         -5.24%           1.06%         1.91%         N/A
-----------------------------------------------------------------------------------------------------------------------------------
Hartford Small Company HLS Fund                             08/09/96        -25.75%           4.94%         N/A           5.60%
-----------------------------------------------------------------------------------------------------------------------------------
Hartford Stock HLS Fund                                     06/02/86        -23.32%           6.43%         9.66%         N/A
-----------------------------------------------------------------------------------------------------------------------------------
Hartford Value HLS Fund                                     04/30/01          N/A             N/A           N/A         -11.71%
-----------------------------------------------------------------------------------------------------------------------------------


-----------------
Performance figures above do not reflect any deductions for any optional charges. Performance would have been lower had any optional death benefit been available and been chosen.

                  NON-STANDARDIZED AVERAGE ANNUAL TOTAL RETURN
                        FOR YEAR ENDED DECEMBER 31, 2001


------------------------------------------------------------------------------------------------------------------------------------
                                                              FUND                                                        SINCE
SUB-ACCOUNT                                              INCEPTION DATE     1 YEAR          5 YEAR       10 YEAR        INCEPTION
------------------------------------------------------------------------------------------------------------------------------------
Merrill Lynch Global Growth Focus Fund                      06/05/98        -24.14%           N/A           N/A          -1.95%
------------------------------------------------------------------------------------------------------------------------------------
Merrill Lynch Large Cap Growth Focus Fund                   04/30/99        -10.63%           N/A           N/A          -4.40%
------------------------------------------------------------------------------------------------------------------------------------
Hartford Advisers HLS Fund                                  03/31/83         -6.18%           8.41%         9.34%         N/A
------------------------------------------------------------------------------------------------------------------------------------
Hartford Bond HLS Fund                                      08/31/77          6.92%           5.77%         5.28%         N/A
--------------------------------------------------------------------------------------------------------------------------------
Hartford Capital Appreciation HLS Fund                      04/02/84         -8.44%          13.53%        14.76%         N/A
--------------------------------------------------------------------------------------------------------------------------------
Hartford Dividend and Growth HLS Fund                       03/09/94         -5.59%           9.68%         N/A          12.96%
--------------------------------------------------------------------------------------------------------------------------------
Hartford Focus HLS Fund                                     04/30/01          N/A             N/A           N/A           2.82%
--------------------------------------------------------------------------------------------------------------------------------
Hartford Global Advisers HLS Fund                           03/01/95         -7.77%           3.51%         N/A           6.05%
--------------------------------------------------------------------------------------------------------------------------------
Hartford Global Communications HLS Fund                     12/27/00        -36.80%           N/A           N/A         -36.62%
--------------------------------------------------------------------------------------------------------------------------------
Hartford Global Financial Services HLS Fund                 12/27/00         -7.27%           N/A           N/A          -7.28%
--------------------------------------------------------------------------------------------------------------------------------
Hartford Global Health HLS Fund                             05/01/00          0.39%           N/A           N/A          26.05%
--------------------------------------------------------------------------------------------------------------------------------
Hartford Global Leaders HLS Fund                            10/01/98        -17.93%           N/A           N/A          12.31%
--------------------------------------------------------------------------------------------------------------------------------
Hartford Global Technology HLS Fund                         05/01/00        -24.07%           N/A           N/A         -36.36%
--------------------------------------------------------------------------------------------------------------------------------
Hartford Growth and Income HLS Fund                         05/29/98         -9.51%           N/A           N/A           4.90%
--------------------------------------------------------------------------------------------------------------------------------
Hartford High Yield HLS Fund                                10/01/98          1.06%           N/A           N/A           2.10%
--------------------------------------------------------------------------------------------------------------------------------
Hartford Index HLS Fund                                     05/01/87        -13.73%           8.40%        10.47%         N/A
--------------------------------------------------------------------------------------------------------------------------------
Hartford International Capital Appreciation HLS Fund        04/30/01          N/A             N/A           N/A         -14.92%
--------------------------------------------------------------------------------------------------------------------------------
Hartford International Opportunities HLS Fund               07/02/90        -20.05%          -0.28%         3.89%         N/A
--------------------------------------------------------------------------------------------------------------------------------
Hartford International Small Company HLS Fund               04/30/01          N/A             N/A           N/A          -7.01%
--------------------------------------------------------------------------------------------------------------------------------
Hartford MidCap HLS Fund                                    07/30/97         -5.18%           N/A           N/A          21.70%
--------------------------------------------------------------------------------------------------------------------------------
Hartford MidCap Value HLS Fund                              04/30/01          N/A             N/A           N/A          -1.49%
--------------------------------------------------------------------------------------------------------------------------------
Hartford Money Market HLS Fund                              06/30/80          2.19%           3.40%         3.00%         N/A
--------------------------------------------------------------------------------------------------------------------------------
Hartford Mortgage Securities HLS Fund                       01/01/85          5.76%           5.23%         4.74%         N/A
--------------------------------------------------------------------------------------------------------------------------------
Hartford Small Company HLS Fund                             08/09/96        -16.30%           8.35%         N/A           8.97%
--------------------------------------------------------------------------------------------------------------------------------
Hartford Stock HLS Fund                                     08/31/77        -13.65%           9.57%        11.60%         N/A
--------------------------------------------------------------------------------------------------------------------------------
Hartford Value HLS Fund                                     04/30/01          N/A             N/A           N/A          -1.03%
------------------------------------------------------------------------------------------------------------------------------------


---------------------

Performance figures above do not reflect any deductions for any optional charges. Performance would have been lower had any optional death benefit been available and been chosen.

  YIELD AND EFFECTIVE YIELD FOR THE SEVEN-DAY PERIOD ENDED DECEMBER 31, 2001.

---------------------------------------------------------------------------------------------------------------------
SUB-ACCOUNT                                                                   YIELD              EFFECTIVE YIELD
---------------------------------------------------------------------------------------------------------------------
Hartford Money Market HLS Fund                                                0.17%                   0.17%
---------------------------------------------------------------------------------------------------------------------

       YIELD QUOTATION BASED ON A 30-DAY PERIOD ENDED DECEMBER 31, 2001.

---------------------------------------------------------------------------------------------------------------------
SUB-ACCOUNT                                                                                       YIELD
---------------------------------------------------------------------------------------------------------------------
Hartford Bond HLS Fund                                                                            4.05%
---------------------------------------------------------------------------------------------------------------------
Hartford High Yield HLS Fund                                                                      9.11%
---------------------------------------------------------------------------------------------------------------------
Hartford Mortgage Securities HLS Fund                                                             3.18%
---------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SEPARATE ACCOUNT TWO
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES
SEPTEMBER 30, 2001
(UNAUDITED)
--------------------------------------------------------------------------------


                                                                                                                        HARTFORD
                                                                               HARTFORD BOND      HARTFORD STOCK       MONEY MARKET
                                                                                  HLS FUND           HLS FUND            HLS FUND
                                                                                SUB-ACCOUNT        SUB-ACCOUNT         SUB-ACCOUNT
                                                                                -----------        -----------         -----------
ASSETS:
   Investments:
     Hartford Bond HLS Fund, Inc.-- Class IA
         Shares                                                  494,665,511
         Cost                                                 $  529,238,396
         Market Value                                                           $560,759,749               --                 --
     Hartford Bond HLS Fund, Inc.-- Class IB
         Shares                                                   14,151,971
         Cost                                                 $   15,860,086
         Market Value                                                             16,010,082               --                 --
     Hartford Stock HLS Fund, Inc. -- Class IA
         Shares                                                  487,087,331
         Cost                                                 $1,970,197,520
         Market Value                                                                     --   $2,090,123,398                 --
     Hartford Stock HLS Fund, Inc. -- Class IB
         Shares                                                    7,718,227
         Cost                                                 $   43,959,594
         Market Value                                                                     --       33,064,545                 --
     Hartford Money Market HLS Fund, Inc. -- Class IA
         Shares                                                  619,096,050
         Cost                                                 $  619,096,050
         Market Value                                                                     --               --       $619,096,053
     Hartford Money Market HLS Fund, Inc. -- Class IB
         Shares                                                   21,897,531
         Cost                                                 $   21,897,531
         Market Value                                                                     --               --         21,897,531

Due from Hartford Life Insurance Company                                             974,595        6,887,800                 --
Receivable from fund shares sold                                                          --               --         24,364,093
Other receivables                                                                      1,268            1,501            111,131
                                                                                ------------   --------------        -----------
Total assets                                                                     577,745,694    2,130,077,244        665,468,808
                                                                                ------------   --------------        -----------

LIABILITIES:

Due to Hartford Life Insurance Company                                                    --              --          24,359,029
Payable for fund shares purchased                                                    974,594        6,887,800                 --
Other liabilities                                                                         --               --                 --
                                                                                ------------   --------------        -----------
Total liabilities                                                                    974,594        6,887,800         24,359,029
                                                                                ------------   --------------        -----------
Net assets (variable annuity contract liabilities)                              $576,771,100   $2,123,189,444       $641,109,779
                                                                                ============   ==============       ============

                                                                                                  HARTFORD           HARTFORD
                                                                                HARTFORD          CAPITAL            MORTGAGE
                                                                                ADVISERS        APPRECIATION        SECURITIES
                                                                                HLS FUND          HLS FUND           HLS FUND
                                                                               SUB-ACCOUNT       SUB-ACCOUNT        SUB-ACCOUNT
                                                                               -----------       -----------        -----------
ASSETS:
   Investments:
     Hartford Advisers HLS Fund, Inc. -- Class IA
         Shares                                                1,895,389,707
         Cost                                                 $3,726,724,574
         Market Value                                                         $4,186,544,366               --                 --
     Hartford Advisers HLS Fund, Inc. -- Class IB
         Shares                                                   23,027,101
         Cost                                                 $   59,201,255
         Market Value                                                             51,216,003               --                 --
     Hartford Capital Appreciation HLS Fund, Inc. --
           Class IA
         Shares                                                  692,287,940
         Cost                                                 $2,626,496,052
         Market Value                                                                     --   $2,445,573,609                 --
     Hartford Capital Appreciation HLS Fund, Inc. --
           Class IB
         Shares                                                   13,760,813
         Cost                                                 $   71,575,005
         Market Value                                                                     --       48,496,380                 --
     Hartford Mortgage Securities HLS Fund, Inc. --
           Class IA
         Shares                                                  153,215,562
         Cost                                                 $  166,652,848
         Market Value                                                                     --               --        $176,345,290
     Hartford Mortgage Securities HLS Fund, Inc. --
           Class IB
         Shares                                                    3,481,470
         Cost                                                 $    3,966,355
         Market Value                                                                     --                --          3,993,999
Due from Hartford Life Insurance Company                                             294,021         1,663,377            457,183
Receivable from fund shares sold                                                          --                --                 --
Other receivables                                                                         --                --                 56
                                                                              --------------    --------------       ------------
Total assets                                                                   4,238,054,390     2,495,733,366        180,796,528
                                                                              --------------    --------------       ------------

LIABILITIES:

Due to Hartford Life Insurance Company                                                    --        1,663,207                --
Payable for fund shares purchased                                                    294,016               --            453,051
Other liabilities                                                                      7,088            3,304                 --
                                                                              --------------   ---------------       ------------
Total liabilities                                                                    301,104        1,666,511            453,051
                                                                              --------------   ---------------       ------------
Net assets (variable annuity contract liabilities)                            $4,237,753,286   $2,494,066,855       $180,343,477
                                                                              ==============   ==============       ============

                                                                                                 HARTFORD             HARTFORD
                                                                                 HARTFORD      INTERNATIONAL         DIVIDEND AND
                                                                                  INDEX        OPPORTUNITIES           GROWTH
                                                                                 HLS FUND         HLS FUND            HLS FUND
                                                                                SUB-ACCOUNT      SUB-ACCOUNT         SUB-ACCOUNT
                                                                                -----------      -----------         -----------
ASSETS:
   Investments:
     Hartford Index HLS Fund, Inc. -- Class IA
         Shares                                                  192,969,163
         Cost                                                   $439,367,501
         Market Value                                                           $560,097,048               --                 --
     Hartford Index HLS Fund, Inc. -- Class IB
         Shares                                                    2,412,052
         Cost                                                     $8,967,834
         Market Value                                                              6,983,106               --                 --
     Hartford International Opportunities HLS Fund, Inc. --
           Class IA
         Shares                                                  305,715,602
         Cost                                                   $345,103,353
         Market Value                                                                     --     $262,285,644                 --
     Hartford International Opportunities HLS Fund, Inc. --
           Class IB
         Shares                                                    2,335,051
         Cost                                                     $3,080,037
         Market Value                                                                     --        2,000,412                 --
     Hartford Dividend and Growth HLS Fund, Inc. -- Class IA
         Shares                                                  496,168,253
         Cost                                                   $810,627,318
         Market Value                                                                     --               --       $886,149,000
     Hartford Dividend and Growth HLS Fund, Inc. -- Class IB
         Shares                                                    9,168,253
         Cost                                                   $ 18,446,083
         Market Value                                                                     --               --         16,355,558
Due from Hartford Life Insurance Company                                           1,029,786               --          1,061,741
Receivable from fund shares sold                                                          --        3,257,593                 --
Other receivables                                                                        219               --              3,823
                                                                                ------------     ------------       ------------
Total assets                                                                     568,110,159      267,543,649        903,570,122
                                                                                ------------     ------------       ------------
LIABILITIES:
Due to Hartford Life Insurance Company                                                    --        3,257,593                 --
Payable for fund shares purchased                                                  1,029,786               --          1,061,741
Other liabilities                                                                         --            1,444                 --
                                                                                ------------     ------------       ------------
Total liabilities                                                                  1,029,786        3,259,037          1,061,741
                                                                                ------------     ------------       ------------
Net assets (variable annuity contract liabilities)                              $567,080,373     $264,284,612       $902,508,381
                                                                                ============     ============       ============


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
SEPARATE ACCOUNT TWO
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
SEPTEMBER 30, 2001
(UNAUDITED)
--------------------------------------------------------------------------------

                                                                              HARTFORD GLOBAL      HARTFORD SMALL      HARTFORD
                                                                                  ADVISERS            COMPANY           MIDCAP
                                                                                  HLS FUND            HLS FUND         HLS FUND
                                                                                SUB-ACCOUNT*        SUB-ACCOUNT       SUB-ACCOUNT
                                                                                ------------        -----------       -----------
ASSETS:
   Investments:
     Hartford Global Advisers HLS Fund, Inc -- Class IA
         Shares                                                   90,986,435
         Cost                                                   $107,156,278
         Market Value                                                            $85,607,681               --                 --
     Hartford Global Advisers HLS Fund, Inc -- Class IB
         Shares                                                    1,726,351
         Cost                                                   $  2,000,773
         Market Value                                                              1,619,873               --                 --
     Hartford Small Company HLS Fund, Inc. -- Class IA
         Shares                                                  180,658,814
         Cost                                                   $287,066,693
         Market Value                                                                     --     $192,490,159                 --
     Hartford Small Company HLS Fund, Inc. -- Class IB
         Shares                                                    5,394,866
         Cost                                                   $  8,708,537
         Market Value                                                                     --        5,724,751                 --
     Hartford MidCap HLS Fund, Inc. -- Class IA
         Shares                                                  302,335,172
         Cost                                                   $617,709,284
         Market Value                                                                     --               --       $527,430,662
     Hartford MidCap HLS Fund, Inc. -- Class IB
         Shares                                                   11,162,175
         Cost                                                   $ 26,110,340
         Market Value                                                                     --               --         19,398,922
Due from Hartford Life Insurance Company                                           1,201,518       11,344,322          7,060,354
Receivable from fund shares sold                                                          --               --                 --
Other receivables                                                                         --               --                 --
                                                                                 -----------     ------------       ------------
Total assets                                                                      88,429,072      209,559,232        553,889,938
                                                                                 -----------     ------------       ------------
LIABILITIES:
Due to Hartford Life Insurance Company                                                    --               --                 --
Payable for fund shares purchased                                                  1,201,518       11,344,322          7,060,354
Other liabilities                                                                        525              214                486
                                                                                 -----------     ------------       ------------
Total liabilities                                                                  1,202,043       11,344,536          7,060,840
                                                                                 -----------     ------------       ------------
Net assets (variable annuity contract liabilities)                               $87,227,029     $198,214,696       $546,829,098
                                                                                 ===========     ============       ============

                                                                              HARTFORD GROWTH        HARTFORD       HARTFORD GLOBAL
                                                                                 AND INCOME         HIGH YIELD          LEADERS
                                                                                  HLS FUND           HLS FUND           HLS FUND
                                                                                SUB-ACCOUNT         SUB-ACCOUNT       SUB-ACCOUNT
                                                                                -----------         -----------       -----------
ASSETS:
   Investments:
     Hartford Growth and Income HLS Fund -- Class IA
         Shares                                                   99,682,548
         Cost                                                   $131,293,227
         Market Value                                                           $104,743,431               --                 --
     Hartford Growth and Income HLS Fund -- Class IB
         Shares                                                    5,322,924
         Cost                                                   $  6,977,996
         Market Value                                                              5,570,957               --                 --
     Hartford High Yield HLS Fund -- Class IA
         Shares                                                   49,867,334
         Cost                                                   $ 50,143,139
         Market Value                                                                     --      $45,208,578                 --
     Hartford High Yield HLS Fund -- Class IB
         Shares                                                    4,019,208
         Cost                                                   $  3,911,427
         Market Value                                                                     --        3,632,814                 --
     Hartford Global Leaders HLS Fund -- Class IA
         Shares                                                   95,754,414
         Cost                                                   $174,173,561
         Market Value                                                                     --               --       $123,423,801
     Hartford Global Leaders HLS Fund -- Class IB
         Shares                                                    4,885,554
         Cost                                                   $  8,412,513
         Market Value                                                                     --               --          6,279,544
Due from Hartford Life Insurance Company                                           7,052,711          141,149          1,366,854
Receivable from fund shares sold                                                          --               --                 --
Other receivables                                                                         --              137                429
                                                                                ------------      -----------       ------------
Total assets                                                                     117,367,099       48,982,678        131,070,628
                                                                                ------------      -----------       ------------
LIABILITIES:
Due to Hartford Life Insurance Company                                                    --               --                 --
Payable for fund shares purchased                                                  7,052,711          141,149          1,366,854
Other liabilities                                                                        383               --                 --
                                                                                ------------      -----------       ------------
Total liabilities                                                                  7,053,094          141,149          1,366,854
                                                                                ------------      -----------       ------------
Net assets (variable annuity contract liabilities)                              $110,314,005      $48,841,529       $129,703,774
                                                                                ============      ===========       ============

                                                                               SMITH BARNEY   SMITH BARNEY      SMITH BARNEY
                                                                                   CASH       APPRECIATION     GOVERNMENT AND
                                                                                 PORTFOLIO        FUND         AGENCIES FUND
                                                                                SUB-ACCOUNT    SUB-ACCOUNT      SUB-ACCOUNT
                                                                                -----------    -----------      -----------
ASSETS:
   Investments:
     Smith Barney Cash Portfolio -- Class A
         Shares                                                      334,115
         Cost                                                       $334,115
         Market Value                                                               $334,115               --                 --
     Smith Barney Appreciation Fund
         Shares                                                       12,225
         Cost                                                       $132,545
         Market Value                                                                     --         $190,463                 --
     Smith Barney Government and Agencies Fund
         Shares                                                       29,226
         Cost                                                       $ 29,226
         Market Value                                                                     --               --             $29,226
Due from Hartford Life Insurance Company                                              26,872               --                  --
Receivable from fund shares sold                                                          --               14                  32
Other receivables                                                                         44               --                  --
                                                                                    --------         --------             -------
Total assets                                                                         361,031          190,477              29,258
                                                                                    --------         --------             -------
LIABILITIES:
Due to Hartford Life Insurance Company                                                    --              187                  42
Payable for fund shares purchased                                                     26,975               --                  --
Other liabilities                                                                         --              168                   6
                                                                                    --------         --------             -------
Total liabilities                                                                     26,975              355                  48
                                                                                    --------         --------             -------
Net assets (variable annuity contract liabilities)                                  $334,056         $190,122             $29,210
                                                                                    ========         ========             =======

                                                                                   BB&T           AMSOUTH
                                                                                GROWTH AND     EQUITY INCOME
                                                                                INCOME FUND         FUND
                                                                                SUB-ACCOUNT     SUB-ACCOUNT
                                                                                -----------     -----------
ASSETS:
   Investments:
     BB&T Growth and Income Fund
         Shares                                                    3,923,803
         Cost                                                    $48,260,709
         Market Value                                                            $45,790,780               --
     AmSouth Equity Income Fund
         Shares                                                    6,936,144
         Cost                                                    $89,739,097              --               --
         Market Value                                                                     --      $72,898,874
Due from Hartford Life Insurance Company                                            395,872                --
Receivable from fund shares sold                                                         --           109,304
Other receivables                                                                       695                --
                                                                                -----------       -----------
Total assets                                                                     46,187,347        73,008,178
                                                                                -----------       -----------
LIABILITIES:
Due to Hartford Life Insurance Company                                                   --           109,300
Payable for fund shares purchased                                                   393,682                --
Other liabilities                                                                        --               313
                                                                                -----------       -----------
Total liabilities                                                                   393,682           109,613
                                                                                -----------       -----------
Net assets (variable annuity contract liabilities)                              $45,793,665       $72,898,565
                                                                                ===========       ===========

*Formerly Hartford International Advisers Fund. Change effective May 1, 2001.


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
SEPARATE ACCOUNT TWO
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
SEPTEMBER 30, 2001
(UNAUDITED)
--------------------------------------------------------------------------------

                                                                                                  EVERGREEN VA
                                                                                 EVERGREEN VA       PERPETUAL
                                                                                CAPITAL GROWTH    INTERNATIONAL     EVERGREEN VA
                                                                                     FUND              FUND          GROWTH FUND
                                                                                SUB-ACCOUNT**     SUB-ACCOUNT**     SUB-ACCOUNT**
                                                                                -------------     -------------     -------------
ASSETS:
   Investments:
     Evergreen VA Capital Growth Fund
         Shares                                                    1,686,325
         Cost                                                    $21,497,090
         Market Value                                                            $21,719,865               --                 --
     Evergreen VA Perpetual International Fund
         Shares                                                    1,987,892
         Cost                                                    $23,978,580
         Market Value                                                                     --      $17,950,664                 --
     Evergreen VA Growth Fund
         Shares                                                    1,258,645
         Cost                                                    $14,001,594
         Market Value                                                                     --               --        $11,931,958
Due from Hartford Life Insurance Company                                                  --               --              5,488
Receivable from fund shares sold                                                      11,179           49,901                 --
Other receivables                                                                         54               --                 --
                                                                                 -----------      -----------        ------------
Total assets                                                                      21,731,098       18,000,565         11,937,446
                                                                                 -----------      -----------        ------------
LIABILITIES:
Due to Hartford Life Insurance Company                                                11,179           49,891                 --
Payable for fund shares purchased                                                         --               --              5,488
Other liabilities                                                                         --              595                 67
                                                                                 -----------      -----------        ------------
Total liabilities                                                                     11,179           50,486              5,555
                                                                                 -----------      -----------        ------------
Net assets (variable annuity contract liabilities)                               $21,719,919      $17,950,079        $11,931,891
                                                                                 ===========      ===========        ===========


                                                                               BRINSON GROWTH        BRINSON      BRINSON TACTICAL
                                                                                 AND INCOME      STRATEGIC INCOME    ALLOCATION
                                                                                  PORTFOLIO         PORTFOLIO         PORTFOLIO
                                                                                 SUB-ACCOUNT       SUB-ACCOUNT      SUB-ACCOUNT***
                                                                                 -----------       -----------      --------------
ASSETS:
   Investments:
     Brinson Growth and Income Portfolio
         Shares                                                      313,197
         Cost                                                    $ 4,636,731
         Market Value                                                             $3,310,490               --                 --
     Brinson Strategic Income Portfolio
         Shares                                                       68,166
         Cost                                                    $   847,893
         Market Value                                                                     --         $746,423                 --
     Brinson Tactical Allocation Portfolio
         Shares                                                    2,671,365
         Cost                                                    $41,989,460
         Market Value                                                                     --               --        $30,693,988
Due from Hartford Life Insurance Company                                              20,305               --            105,154
Receivable from fund shares sold                                                          --               --                 --
Other receivables                                                                     10,797               --             10,134
                                                                                  ----------         --------        ------------
Total assets                                                                       3,341,592          746,423         30,809,276
                                                                                  ----------         --------        ------------
LIABILITIES:
Due to Hartford Life Insurance Company                                                    --               78                 --
Payable for fund shares purchased                                                     20,305               --            105,154
Other liabilities                                                                         --                3                 --
                                                                                  ----------         --------        ------------
Total liabilities                                                                     20,305               81            105,154
                                                                                  ----------         --------        ------------
Net assets (variable annuity contract liabilities)                                $3,321,287         $746,342        $30,704,122
                                                                                  ==========         ========        ===========

                                                                                 HUNTINGTON VA       AMSOUTH
                                                                                 INCOME EQUITY    SELECT EQUITY
                                                                                     FUND             FUND
                                                                                 SUB-ACCOUNT       SUB-ACCOUNT
                                                                                 -----------       -----------
ASSETS:
   Investments:
     Huntington VA Income Equity Fund
         Shares                                                      294,944
         Cost                                                    $ 2,965,171
         Market Value                                                              $2,878,653              --
     AmSouth Select Equity Fund
         Shares                                                    1,522,484
         Cost                                                    $13,945,987
         Market Value                                                                     --      $14,052,529
Due from Hartford Life Insurance Company                                              15,915           94,281
Receivable from fund shares sold                                                          --               --
Other receivables                                                                          1               20
                                                                                  ----------      -----------
Total assets                                                                       2,894,569       14,146,830
                                                                                  ----------      -----------
LIABILITIES:
Due to Hartford Life Insurance Company                                                    --               --
Payable for fund shares purchased                                                     15,915           94,281
Other liabilities                                                                         --               --
                                                                                  ----------      -----------
Total liabilities                                                                     15,915           94,281
                                                                                  ----------      -----------
Net assets (variable annuity contract liabilities)                                $2,878,654      $14,052,549
                                                                                  ==========      ===========

** Mentor VIP Capital Growth Fund, Mentor VIP Perpetual International Fund, and Mentor VIP VA Growth Fund merged with Evergreen VA Capital Growth Fund, Evergreen VA Perpetual International Fund, and Evergreen VA Growth Fund, respectively. Change effective February 1, 2001.
*** Formerly Mitchell Hutchins Series Trust Tactical Allocation Portfolio. Change effective July 24, 2001.


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
SEPARATE ACCOUNT TWO
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
SEPTEMBER 30, 2001
(UNAUDITED)
--------------------------------------------------------------------------------

                                                                                EVERGREEN VA                         EVERGREEN VA
                                                                                 FOUNDATION      EVERGREEN VA       SPECIAL EQUITY
                                                                                    FUND          OMEGA FUND             FUND
                                                                                SUB-ACCOUNT       SUB-ACCOUNT        SUB-ACCOUNT
                                                                                -----------       -----------        -----------
ASSETS:
   Investments:
     Evergreen VA Foundation Fund
         Shares                                                      195,386
         Cost                                                    $ 2,819,877
         Market Value                                                             $2,487,269               --                 --
     Evergreen VA Omega Fund
         Shares                                                      763,045
         Cost                                                    $14,895,210
         Market Value                                                                     --       $9,759,340                 --
     Evergreen VA Special Equity Fund
         Shares                                                       68,407
         Cost                                                       $751,806
         Market Value                                                                     --               --           $592,405
Due from Hartford Life Insurance Company                                              16,329           12,808              1,521
Receivable from fund shares sold                                                          --               --                 --
Other receivables                                                                         --               --                  4
                                                                                  ----------       ----------           --------
Total assets                                                                       2,503,598        9,772,148            593,930
                                                                                  ----------       ----------           --------
LIABILITIES:
Due to Hartford Life Insurance Company.                                                   --               --                 --
Payable for fund shares purchased                                                     16,329           12,808              1,484
Other liabilities                                                                          3               35                 --
                                                                                  ----------       ----------           --------
Total liabilities                                                                     16,332           12,843              1,484
                                                                                  ----------       ----------           --------
Net assets (variable annuity contract liabilities)                                $2,487,266       $9,759,305           $592,446
                                                                                  ==========       ==========           ========

                                                                               HARTFORD GLOBAL  HARTFORD GLOBAL     MERRILL LYNCH
                                                                                 HEALTH HLS        TECHNOLOGY       GLOBAL GROWTH
                                                                                    FUND            HLS FUND          FOCUS FUND
                                                                                 SUB-ACCOUNT      SUB-ACCOUNT        SUB-ACCOUNT
                                                                                 -----------      -----------        -----------
ASSETS:
   Investments:
     Hartford Global Health HLS Fund -- Class IA
         Shares                                                   44,314,089
         Cost                                                    $58,081,527
         Market Value                                                            $59,532,434                --                --
     Hartford Global Health HLS Fund -- Class IB
         Shares                                                    2,779,466
         Cost                                                    $ 3,746,324
         Market Value                                                              3,726,016                --                --
     Hartford Global Technology HLS Fund -- Class IA
         Shares                                                   60,414,305
         Cost                                                    $51,598,696
         Market Value                                                                     --      $21,176,845                 --
     Hartford Global Technology HLS Fund -- Class IB
         Shares                                                    4,352,213
         Cost                                                    $ 2,992,436
         Market Value                                                                     --        1,521,677                 --
     Merrill Lynch Global Growth Focus Fund
         Shares                                                        6,374
         Cost                                                    $    82,347
         Market Value                                                                     --               --            $54,436
Due from Hartford Life Insurance Company                                             312,362           60,655                 --
Receivable from fund shares sold                                                          --               --                 --
Other receivables                                                                        239              129                  9
                                                                                 -----------      -----------            -------
Total assets                                                                      63,571,051       22,759,306             54,445
                                                                                 -----------      -----------            -------
LIABILITIES:
Due to Hartford Life Insurance Company.                                                   --               --                 82
Payable for fund shares purchased                                                    312,362           60,655                 --
Other liabilities                                                                         --               --                 --
                                                                                 -----------      -----------            -------
Total liabilities                                                                    312,362           60,655                 82
                                                                                 -----------      -----------            -------
Net assets (variable annuity contract liabilities)                               $63,258,689      $22,698,651            $54,363
                                                                                 ===========      ===========            =======

                                                                                  MERRILL LYNCH        OFFIT
                                                                                 LARGE CAP GROWTH   VIF -- HIGH
                                                                                   FOCUS FUND        YIELD FUND
                                                                                  SUB-ACCOUNT^^     SUB-ACCOUNT
                                                                                  -------------     -----------
ASSETS:
   Investments:
     Merrill Lynch Large Cap Growth Focus Fund
         Shares                                                        5,547
         Cost                                                       $ 54,285
         Market Value                                                                $45,206               --
     OFFIT VIF -- High Yield Fund
         Shares                                                       23,651
         Cost                                                       $205,393
         Market Value                                                                     --         $193,705


Due from Hartford Life Insurance Company                                                  --               --
Receivable from fund shares sold                                                          --               --
Other receivables                                                                         --               --
                                                                                     -------         --------
Total assets                                                                          45,206          193,705
                                                                                     -------         --------
LIABILITIES:
Due to Hartford Life Insurance Company.                                                    3               20
Payable for fund shares purchased                                                         --               --
Other liabilities                                                                         --               23
                                                                                     -------         --------
Total liabilities                                                                          3               43
                                                                                     -------         --------
Net assets (variable annuity contract liabilities)                                   $45,203         $193,662
                                                                                     =======         ========

^^ Formerly Mercury V.I. U.S. Large Cap Fund Sub-Account. Change effective May 1, 2001.


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
SEPARATE ACCOUNT TWO
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
SEPTEMBER 30, 2001
(UNAUDITED)
--------------------------------------------------------------------------------

                                                                                   ARMADA           ARMADA            ARMADA
                                                                                  ADVANTAGE        ADVANTAGE         ADVANTAGE
                                                                                EQUITY GROWTH    INTERNATIONAL        MID CAP
                                                                                    FUND          EQUITY FUND       GROWTH FUND
                                                                                 SUB-ACCOUNT      SUB-ACCOUNT       SUB-ACCOUNT
                                                                                 -----------      -----------       -----------
ASSETS:
   Investments:
     Armada Advantage Equity Growth Fund
         Shares                                                      108,703
         Cost                                                     $1,140,967
         Market Value                                                               $884,840               --                 --
     Armada Advantage International Equity Fund
         Shares                                                       95,948
         Cost                                                     $1,096,280
         Market Value                                                                     --         $657,240                 --
     Armada Advantage Mid Cap Growth Fund
         Shares                                                      194,415
         Cost                                                     $1,524,509
         Market Value                                                                     --               --           $653,234
Due from Hartford Life Insurance Company                                               1,613            1,289              2,376
Receivable from fund shares sold                                                          --               --                 --
Other receivables                                                                          2                6                 19
                                                                                    --------         --------           --------
Total assets                                                                         886,455          658,535            655,629
                                                                                    --------         --------           --------
LIABILITIES:
Due to Hartford Life Insurance Company                                                    --               --                 --
Payable for fund shares purchased                                                      1,613            1,289              2,376
Other liabilities                                                                         --               --                 --
                                                                                    --------         --------           --------
Total liabilities                                                                      1,613            1,289              2,376
                                                                                    --------         --------           --------
Net assets (variable annuity contract liabilities)                                  $884,842         $657,246           $653,253
                                                                                    ========         ========           ========

                                                                                  PRUDENTIAL      PRUDENTIAL          WACHOVIA
                                                                                  20/20 FOCUS      JENNISON           BALANCED
                                                                                   PORTFOLIO      PORTFOLIO            FUND II
                                                                                  SUB-ACCOUNT    SUB-ACCOUNT         SUB-ACCOUNT
                                                                                  -----------    -----------         -----------
ASSETS:
   Investments:
     Prudential 20/20 Focus Portfolio
         Shares                                                       26,919
         Cost                                                     $  300,849
         Market Value                                                               $254,118               --                 --
     Prudential Jennison Portfolio
         Shares                                                      113,231
         Cost                                                     $2,607,129
         Market Value                                                                     --       $1,785,647                 --
     Wachovia Balanced Fund II
         Shares                                                      650,770
         Cost                                                     $5,796,689
         Market Value                                                                     --               --         $5,115,056
Due from Hartford Life Insurance Company                                                 479               --             25,039
Receivable from fund shares sold                                                          --              206                 --
Other receivables                                                                          3                6                 --
                                                                                    --------       ----------         ----------
Total assets                                                                         254,600        1,785,859          5,140,095
                                                                                    --------       ----------         ----------
LIABILITIES:
Due to Hartford Life Insurance Company                                                    --              206                 --
Payable for fund shares purchased                                                        479               --             25,039
Other liabilities                                                                         --               --                  2
                                                                                    --------       ----------         ----------
Total liabilities                                                                        479              206             25,041
                                                                                    --------       ----------         ----------
Net assets (variable annuity contract liabilities)                                  $254,121       $1,785,653         $5,115,054
                                                                                    ========       ==========         ==========

                                                                                   WACHOVIA         WACHOVIA
                                                                                    EQUITY       SPECIAL VALUES
                                                                                    FUND II         FUND II
                                                                                  SUB-ACCOUNT     SUB-ACCOUNT
                                                                                  -----------     -----------
ASSETS:
   Investments:
     Wachovia Equity Fund II
         Shares                                                      266,725
         Cost                                                     $2,092,368
         Market Value                                                             $1,632,357               --
     Wachovia Special Values Fund II
         Shares                                                       42,504
         Cost                                                     $  504,528
         Market Value                                                                     --         $480,293
Due from Hartford Life Insurance Company                                              75,204           17,876
Receivable from fund shares sold                                                          --               --
Other receivables                                                                         --               --
                                                                                  ----------         --------
Total assets                                                                       1,707,561          498,169
                                                                                  ----------         --------
LIABILITIES:
Due to Hartford Life Insurance Company                                                    --               --
Payable for fund shares purchased                                                     75,204           17,876
Other liabilities                                                                          7                1
                                                                                  ----------         --------
Total liabilities                                                                     75,211           17,877
                                                                                  ----------         --------
Net assets (variable annuity contract liabilities)                                $1,632,350         $480,292
                                                                                  ==========         ========


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
SEPARATE ACCOUNT TWO
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
SEPTEMBER 30, 2001
(UNAUDITED)
--------------------------------------------------------------------------------

                                                                                                                     HARTFORD GLOBAL
                                                                                                  HARTFORD GLOBAL       FINANCIAL
                                                                                HARTFORD FOCUS    COMMUNICATIONS       SERVICES
                                                                                   HLS FUND          HLS FUND            HLS FUND
                                                                                  SUB-ACCOUNT       SUB-ACCOUNT        SUB-ACCOUNT
                                                                                  -----------       -----------        -----------
ASSETS:
   Investments:
     Hartford Focus HLS Fund -- Class IA
          Shares                                                   4,696,332
          Cost                                                    $4,620,089
          Market Value                                                            $4,112,897               --                 --
     Hartford Focus HLS Fund -- Class IB
          Shares                                                     642,839
          Cost                                                    $  638,337
          Market Value                                                               562,607               --                 --
     Hartford Global Communications HLS Fund -- Class IA
          Shares                                                     534,980
          Cost                                                    $  383,976
          Market Value                                                                    --         $331,903                 --
     Hartford Global Communications HLS Fund -- Class IB
          Shares                                                     184,922
          Cost                                                    $   13,541
          Market Value                                                                    --          114,573                 --
     Hartford Global Financial Services HLS Fund -- Class
          Shares                                                     977,183
          Cost                                                    $  948,393
          Market Value                                                                    --               --           $865,394
     Hartford Global Financial Services HLS Fund -- Class IB
          Shares                                                     263,674
          Cost                                                    $  258,666
          Market Value                                                                    --               --            233,196
Due from Hartford Life and Annuity Insurance Company                                  49,916               --             17,403
Receivable from fund shares sold                                                          --              375                 --
Other receivable                                                                          --               --                  1
                                                                                  ----------         --------         ----------
Total assets                                                                       4,725,420          446,851          1,115,994
                                                                                  ----------         --------         ----------
LIABILITIES:
Due to Hartford Life and Annuity Insurance Company                                        --              375                 --
Payable for fund shares purchased                                                     49,916               --             17,403
Other liabilities                                                                          9                1                 --
                                                                                  ----------         --------         ----------
Total liabilities                                                                     49,925              376             17,403
                                                                                  ----------         --------         ----------
Net assets (variable annuity contract liabilities)                                $4,675,495         $446,475         $1,098,591
                                                                                  ==========         ========         ==========

                                                                                   HARTFORD
                                                                                 INTERNATIONAL      HARTFORD           HARTFORD
                                                                                    CAPITAL       INTERNATIONAL          MIDCAP
                                                                                 APPRECIATION     SMALL COMPANY          VALUE
                                                                                   HLS FUND         HLS FUND            HLS FUND
                                                                                  SUB-ACCOUNT      SUB-ACCOUNT        SUB-ACCOUNT
                                                                                  -----------      -----------        -----------
ASSETS:
   Investments:
     Hartford International Capital Appreciation HLS Fund --
            Cl Class IA
          Shares                                                   1,803,612
          Cost                                                   $ 1,578,412
          Market Value                                                            $1,325,790               --                 --
     Hartford International Capital Appreciation HLS Fund --
            Class IB
          Shares                                                     324,402
          Cost                                                   $   269,756
          Market Value                                                               238,284               --                 --
     Hartford International Small Company HLS Fund -- Class IA
          Shares                                                     487,724
          Cost                                                   $   488,997
          Market Value                                                                    --         $408,413                 --
     Hartford International Small Company HLS Fund -- Class IB
          Shares                                                      30,313
          Cost                                                   $    29,297
          Market Value                                                                    --           25,365                 --
     Hartford MidCap Value HLS Fund -- Class IA
          Shares                                                  15,343,731
          Cost                                                   $14,718,981
          Market Value                                                                    --               --        $12,634,013
     Hartford MidCap Value HLS Fund -- Class IB
          Shares                                                   2,007,149
          Cost                                                   $ 1,886,485
          Market Value                                                                    --               --          1,651,576
Due from Hartford Life and Annuity Insurance Company                                  18,182               29            165,196
Receivable from fund shares sold                                                          --               --                 --
Other receivable                                                                          --               --                 --
                                                                                  ----------         --------        -----------
Total assets                                                                       1,582,256          433,807         14,450,785
                                                                                  ----------         --------        -----------
LIABILITIES:
Due to Hartford Life and Annuity Insurance Company                                        --               --                 --
Payable for fund shares purchased                                                     18,182               28            165,196
Other liabilities                                                                          1               --                  4
                                                                                  ----------         --------        -----------
Total liabilities                                                                     18,183               28            165,200
                                                                                  ----------         --------        -----------
Net assets (variable annuity contract liabilities)                                $1,564,073         $433,779        $14,285,585
                                                                                  ==========         ========        ===========

                                                                                                                      VICTORY
                                                                                  HARTFORD        VICTORY              SMALL
                                                                                    VALUE        DIVERSIFIED          COMPANY
                                                                                   HLS FUND      STOCK FUND          OPPORTUNITY
                                                                                 SUB-ACCOUNT     SUB-ACCOUNT         SUB-ACCOUNT
                                                                                 -----------     -----------         -----------
ASSETS:
   Investments:
     Hartford Value HLS Fund -- Class IA
          Shares                                                   6,202,570
          Cost                                                    $6,073,641
          Market Value                                                            $5,668,981               --                 --
     Hartford Value HLS Fund -- Class IB
          Shares                                                     669,256
          Cost                                                    $  662,379
          Market Value                                                               611,258               --                 --
     Victory Variable Insurance Diversified Stock Fund --
            Class A
          Shares                                                      68,147
          Cost                                                    $  658,663
          Market Value                                                                    --         $593,560                 --
     Victory Variable Insurance Small Company Opportunity
            Fund -- Class A
          Shares                                                       1,331
          Cost                                                    $  15,211
          Market Value                                                                    --               --            $13,439
Due from Hartford Life and Annuity Insurance Company                                 152,498           24,760                 --
Receivable from fund shares sold                                                          --               --                 --
Other receivable                                                                          --               --                 --
                                                                                  ----------         --------            -------
Total assets                                                                       6,432,737          618,320             13,439
                                                                                  ----------         --------            -------
LIABILITIES:
Due to Hartford Life and Annuity Insurance Company                                        --               --                 12
Payable for fund shares purchased                                                    152,498           24,760                 --
Other liabilities                                                                         10              140                 --
                                                                                  ----------         --------            -------
Total liabilities                                                                    152,508           24,900                 12
                                                                                  ----------         --------            -------
Net assets (variable annuity contract liabilities)                                $6,280,229         $593,420            $13,427
                                                                                  ==========         ========            =======

                                                                                   AMSOUTH
                                                                                   CAPITAL
                                                                                 GROWTH FUND
                                                                                 SUB-ACCOUNT
                                                                                 -----------
ASSETS:
   Investments:
     AmSouth Capital Growth Fund
          Shares                                                     125,111
          Cost                                                    $1,203,007
          Market Value                                                              $927,072
Due from Hartford Life and Annuity Insurance Company                                  5,088
Receivable from fund shares sold                                                         --
Other receivable                                                                         --
                                                                                   --------
Total assets                                                                        932,160
                                                                                   --------
LIABILITIES:
Due to Hartford Life and Annuity Insurance Company                                       --
Payable for fund shares purchased                                                     5,088
Other liabilities                                                                        --
                                                                                   --------
Total liabilities                                                                     5,088
                                                                                   --------
Net assets (variable annuity contract liabilities)                                 $927,072
                                                                                   ========


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
SEPARATE ACCOUNT TWO
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
SEPTEMBER 30, 2001
(UNAUDITED)
--------------------------------------------------------------------------------

                                                                                 BB&T CAPITAL       PRUDENTIAL          OLD KENT
                                                                                    MANAGER          JENNISON          AGGRESSIVE
                                                                                  AGGRESSIVE       INTERNATIONAL         GROWTH
                                                                                  GROWTH FUND    GROWTH PORTFOLIO      PORTFOLIO
                                                                                  SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT
                                                                                  -----------       -----------       -----------
ASSETS:
   Investments:
     BB&T Capital Manager Aggressive Growth Fund
         Shares                                                      150,446
         Cost                                                     $1,425,311
         Market Value                                                             $1,281,799               --                 --
     Prudential Jennison International Growth Portfolio
           Class II
         Shares                                                        6,859
         Cost                                                     $   40,234
         Market Value                                                                     --          $34,431                 --
     Old Kent Aggressive Growth
         Shares                                                        8,706
         Cost                                                     $   72,787
         Market Value                                                                     --               --            $61,984
Due from Hartford Life Insurance Company                                              22,589              502                 --
Receivable from fund shares sold                                                          --               --                 --
Other receivables                                                                          4                2                  6
                                                                                  ----------          -------            -------
Total assets                                                                       1,304,392           34,935             61,990
                                                                                  ----------          -------            -------
LIABILITIES:
Due to Hartford Life Insurance Company                                                    --               --                 14
Payable for fund shares purchased                                                     22,588              502                 --
Other liabilities                                                                         --               --                 --
                                                                                  ----------          -------            -------
Total liabilities                                                                     22,588              502                 14
                                                                                  ----------          -------            -------
Net assets (variable annuity contract liabilities)                                $1,281,804          $34,433            $61,976
                                                                                  ==========          =======            =======

                                                                                   FIRST              FIRST
                                                                                  AMERICAN           AMERICAN
                                                                                INTERNATIONAL        LARGE CAP
                                                                                  PORTFOLIO        ROWTH PORTFOLIO
                                                                                 SUB-ACCOUNT        SUB-ACCOUNT
                                                                                 -----------        -----------
ASSETS:
   Investments:
     International Portfolio -- Class IA
         Shares                                                          426
         Cost                                                         $2,869
         Market Value                                                                 $2,461               --
     Large Cap Growth Portfolio -- Class IA
         Shares                                                          444
         Cost                                                         $2,776
         Market Value                                                                     --           $2,275
Due from Hartford Life Insurance Company                                                  --               --
Receivable from fund shares sold                                                          --               --
Other receivables                                                                          1                1
                                                                                      ------           ------
Total assets                                                                           2,462            2,276
                                                                                      ------           ------
LIABILITIES:
Due to Hartford Life Insurance Company                                                     8                6
Payable for fund shares purchased                                                         --               --
Other liabilities                                                                         --               --
                                                                                      ------           ------
Total liabilities                                                                          8                6
                                                                                      ------           ------
Net assets (variable annuity contract liabilities)                                    $2,454           $2,270
                                                                                      ======           ======


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
SEPARATE ACCOUNT TWO
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
SEPTEMBER 30, 2001
(UNAUDITED)
--------------------------------------------------------------------------------

                                                                                   FIRST         FIRST HORIZON
                                                                                  AMERICAN           CAPITAL        FIRST HORIZON
                                                                                 TECHNOLOGY       APPRECIATION     GROWTH & INCOME
                                                                                  PORTFOLIO         PORTFOLIO        PORTFOLIO
                                                                                 SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT
                                                                                 -----------       -----------       -----------
ASSETS:
Investments:
     Technology Portfolio -- Class IA
         Shares                                                          870
         Cost                                                        $ 2,815
         Market Value                                                                 $1,687               --                 --
     First Horizon Capital Appreciation Portfolio
         Shares                                                          345
         Cost                                                        $ 3,019
         Market Value                                                                     --           $2,977                 --
     First Horizon Growth & Income Portfolio
         Shares                                                        9,554
         Cost                                                        $88,639
         Market Value                                                                     --               --            $88,182
Due from Hartford Life Insurance Company                                                  --               --                596
Receivable from fund shares sold                                                          --               --                 --
Other receivables                                                                          3               --                 --
                                                                                      ------           ------            -------
Total assets                                                                           1,690            2,977             88,778
                                                                                      ------           ------            -------
LIABILITIES:
Due to Hartford Life Insurance Company.                                                   13                1                 --
Payable for fund shares purchased                                                         --               --                596
Other liabilities                                                                         --               --                 --
                                                                                      ------           ------            -------
Total liabilities                                                                         13                1                596
                                                                                      ------           ------            -------
Net assets (variable annuity contract liabilities)                                    $1,677           $2,976            $88,182
                                                                                      ======           ======            =======

                                                                                                    PRUDENTIAL
                                                                                HUNTINGTON VA          VALUE
                                                                                 GROWTH FUND         PORTFOLIO
                                                                                 SUB-ACCOUNT        SUB-ACCOUNT
                                                                                 -----------        -----------
ASSETS:
Investments:
     Huntington VA Growth Fund
         Shares                                                        9,477
         Cost                                                        $87,751
         Market Value                                                                $80,270               --
     Prudential Value Portfolio -- Class II
         Shares                                                        3,668
         Cost                                                        $68,711
         Market Value                                                                     --          $62,132
Due from Hartford Life Insurance Company                                                  --               --
Receivable from fund shares sold                                                         118               13
Other receivables                                                                         --               --
                                                                                     -------          -------
Total assets                                                                          80,388           62,145
                                                                                     -------          -------
LIABILITIES:
Due to Hartford Life Insurance Company.                                                  118               13
Payable for fund shares purchased                                                         --               --
Other liabilities                                                                         --               --
                                                                                     -------          -------
Total liabilities                                                                        118               13
                                                                                     -------          -------
Net assets (variable annuity contract liabilities)                                   $80,270          $62,132
                                                                                     =======          =======


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
SEPARATE ACCOUNT TWO
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS
SEPTEMBER 30, 2001
(UNAUDITED)
--------------------------------------------------------------------------------

                                                                                                                         HARTFORD
                                                             HARTFORD      HARTFORD       HARTFORD      HARTFORD          CAPITAL
                                                               BOND         STOCK       MONEY MARKET    ADVISERS       APPRECIATION
                                                             HLS FUND      HLS FUND       HLS FUND      HLS FUND         HLS FUND
                                                           SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT      SUB-ACCOUNT
                                                           -----------    -----------    -----------   -----------      -----------
INVESTMENT INCOME:
     Dividends                                             $22,446,766  $          --   $15,889,297   $ 97,276,523   $      169,191
EXPENSES:
     Mortality and expense undertakings                     (4,290,022)   (24,430,457)   (4,735,721)   (45,046,647)     (28,681,499)
                                                           -----------  -------------   -----------   ------------   --------------
         Net investment income (loss)                       18,156,744    (24,430,457)   11,153,576     52,229,876      (28,512,308)
                                                           -----------  -------------   -----------   ------------   --------------
CAPITAL GAINS INCOME                                                --    191,782,191         5,645    234,913,736      840,753,513
                                                           -----------  -------------   -----------   ------------   --------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
     Net realized gain (loss) on security transactions         (21,496)   (25,296,887)           --    (18,580,793)     (13,010,846)
     Net unrealized appreciation (depreciation) of
     investments during the period                           9,987,581   (758,545,096)            3   (849,311,607)  (1,381,987,240)
                                                           -----------  -------------   -----------   ------------   --------------
         Net gain (loss) on investments                      9,966,085   (783,841,983)            3   (867,892,400)  (1,394,998,086)
                                                           -----------  -------------   -----------   ------------   --------------
         Net increase (decrease) in net assets
           resulting from operations                       $28,122,829  $(616,490,249)  $11,159,224  $(580,748,788) $  (582,756,881)
                                                           ===========  =============   ===========  =============  ===============

                                                             HARTFORD                           HARTFORD           HARTFORD
                                                             MORTGAGE          HARTFORD      INTERNATIONAL      DIVIDEND AND
                                                            SECURITIES          INDEX        OPPORTUNITIES         GROWTH
                                                             HLS FUND          HLS FUND         HLS FUND          HLS FUND
                                                            SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT        SUB-ACCOUNT
                                                            -----------      -----------      -----------        -----------
INVESTMENT INCOME:
     Dividends                                             $ 9,044,999     $          --    $     424,929      $     514,994
EXPENSES:
     Mortality and expense undertakings                     (1,476,652)       (6,569,429)      (3,296,566)        (9,021,173)
                                                           -----------     -------------    -------------      -------------
         Net investment income (loss)                        7,568,347        (6,569,429)      (2,871,637)        (8,506,179)
                                                           -----------     -------------    -------------      -------------
CAPITAL GAINS INCOME                                                --        11,832,175       47,153,653         61,201,834
                                                           -----------     -------------    -------------      -------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
     Net realized gain (loss) on security transaction          111,861        (9,914,762)      (7,173,582)        (2,219,283)
     Net unrealized appreciation (depreciation) of
       investments during the period                         1,949,094      (157,987,277)    (134,890,438)      (161,780,256)
                                                           -----------     -------------    -------------      -------------
         Net gain (loss) on investments                      2,060,955      (167,902,039)    (142,064,020)      (163,999,539)
                                                           -----------     -------------    -------------      -------------
         Net increase (decrease) in net assets
           resulting from operations                       $ 9,629,302     $(162,639,293)   $ (97,782,004)     $(111,303,884)
                                                           ===========     =============    =============      =============


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
SEPARATE ACCOUNT TWO
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
SEPTEMBER 30, 2001
(UNAUDITED)
--------------------------------------------------------------------------------

                                                             HARTFORD      HARTFORD                     HARTFORD
                                                              GLOBAL        SMALL        HARTFORD        GROWTH         HARTFORD
                                                             ADVISERS      COMPANY        MIDCAP       AND INCOME       HIGH YIELD
                                                             HLS FUND      HLS FUND       HLS FUND      HLS FUND         HLS FUND
                                                           SUB-ACCOUNT*   SUB-ACCOUNT   SUB-ACCOUNT    SUB-ACCOUNT     SUB-ACCOUNT
                                                           ------------   -----------   -----------    -----------     -----------
INVESTMENT INCOME:
     Dividends                                            $         --  $          -- $          --   $         --    $    31,161
EXPENSES:
     Mortality and expense undertakings                       (9379)       (2,316,730)   (6,112,306)    (1,143,200)      (431,317)
                                                          ------------  ------------- -------------   ------------    -----------
         Net investment income (loss)                         (937,23      (2,316,730)   (6,112,306)    (1,143,200)      (400,156)
                                                          ------------  ------------- -------------   ------------    -----------
CAPITAL GAINS INCOME                                         5,768,475     17,448,684    79,684,773      4,754,460             --
                                                          ------------  ------------- -------------   ------------    -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
     Net realized gain (loss) on security transactions        (500,160)    (5,463,238)   (6,596,415)      (986,295)       (82,717)
     Net unrealized appreciation (depreciation) of
       investments during the period                       (18,750,226)  (103,684,966) (211,141,460)   (26,563,272)    (2,825,938)
                                                          ------------  ------------- -------------   ------------    -----------
         Net gain (loss) on investments                    (19,250,386)  (109,148,204) (217,737,875)   (27,549,567)    (2,908,655)
                                                          ------------  ------------- -------------   ------------    -----------
         Net increase (decrease) in net assets
           resulting from operations                      $(14,419,150) $ (94,016,250)$(144,165,408)  $(23,938,307)   $(3,308,811)
                                                          ============  ============= =============   ============    ===========

                                                             HARTFORD          SMITH         SMITH      SMITH BARNEY
                                                              GLOBAL          BARNEY         BARNEY      GOVERNMENT      BB&T
                                                              LEADERS          CASH       APPRECIATION  AND AGENCIES  GROWTH AND
                                                             HLS FUND        PORTFOLIO        FUND          FUND      INCOME FUND
                                                            SUB-ACCOUNT     SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT  SUB-ACCOUNT
                                                            -----------     -----------    -----------   -----------  -----------
INVESTMENT INCOME:
     Dividends                                            $     20,209        $12,084      $     --           $901    $   451,681
EXPENSES:
     Mortality and expense undertakings                     (1,509,218)        (2,772)       (1,597           (216)      (376,821)
                                                            -----------     -----------    -----------   -----------  -----------
         Net investment income (loss)                       (1,489,009)         9,312        (1,597)           685         74,860
                                                            -----------     -----------    -----------   -----------  -----------
CAPITAL GAINS INCOME                                         1,703,521             --         4,398             --             --
                                                            -----------     -----------    -----------   -----------  -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
     Net realized gain (loss) on security transactions      (2,527,057)            --            34             --        (22,037)
     Net unrealized appreciation (depreciation) of
       investments during the period                       (45,860,373)            --       (30,968)            --     (3,640,147)
                                                            -----------     -----------    -----------   -----------  -----------
         Net gain (loss) on investments                    (48,387,430)            --       (30,934)            --     (3,662,184)
                                                            -----------     -----------    -----------   -----------  -----------
         Net increase (decrease) in net assets
           resulting from operations                      $(48,172,918)       $ 9,312      $(28,133)          $685    $(3,587,324)
                                                            ===========     ===========    ===========   ===========  ===========

                                                                 AMSOUTH
                                                                 EQUITY
                                                                 INCOME
                                                                  FUND
                                                               SUB-ACCOUNT
                                                               -----------
INVESTMENT INCOME:
     Dividends                                               $  1,197,779
EXPENSES:
     Mortality and expense undertakings                          (836,739)
                                                             ------------
         Net investment income (loss)                             361,040
                                                             ------------
CAPITAL GAINS INCOME                                                   --
                                                             ------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
     Net realized gain (loss) on security transactions         (1,043,733)
     Net unrealized appreciation (depreciation) of
       investments during the period                          (18,685,636)
                                                             ------------
         Net gain (loss) on investments                       (19,729,369)
                                                             ------------
         Net increase (decrease) in net assets
           resulting from operations                         $(19,368,329)
                                                             ============


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
SEPARATE ACCOUNT TWO
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
SEPTEMBER 30, 2001
(UNAUDITED)
--------------------------------------------------------------------------------

                                                                               EVERGREEN VA
                                                            EVERGREEN VA        PERPETUAL                         BRINSON GROWTH
                                                           CAPITAL GROWTH     INTERNATIONAL     EVERGREEN VA        AND INCOME
                                                                FUND              FUND          GROWTH FUND         PORTFOLIO
                                                             SUB-ACCOUNT       SUB-ACCOUNT      SUB-ACCOUNT        SUB-ACCOUNT
                                                             -----------       -----------      -----------        -----------
INVESTMENT INCOME:
     Dividends                                             $   137,035       $   108,057      $        --         $   29,283
EXPENSES:
     Mortality and expense undertakings                       (239,924)         (206,203)        (145,790)           (39,816)
                                                           -----------       -----------      -----------         ----------
         Net investment income (loss)                         (102,889)          (98,146)        (145,790)           (10,533)
                                                           -----------       -----------      -----------         ----------
CAPITAL GAINS INCOME                                           297,917         1,705,221        2,618,309            805,326
                                                           -----------       -----------      -----------         ----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
     Net realized gain (loss) on security transactions          14,769            15,180          199,345              5,769
     Net unrealized appreciation (depreciation) of
       investments during the period                        (5,997,021)       (6,870,049)      (7,158,787)        (1,189,694)
                                                           -----------       -----------      -----------         ----------
         Net gain (loss) on investments                     (5,982,252)       (6,854,869)      (6,959,442)        (1,183,925)
                                                           -----------       -----------      -----------         ----------
         Net increase (decrease) in net assets
           resulting from operations                       $(5,787,224)      $(5,247,794)     $(4,486,923)        $ (389,132)
                                                           ===========       ===========      ===========         ==========

                                                               BRINSON          BRINSON        HUNTINGTON VA         AMSOUTH
                                                              STRATEGIC         TACTICAL          INCOME             SELECT
                                                                INCOME         ALLOCATION         EQUITY             EQUITY
                                                               PORTFOLIO       PORTFOLIO           FUND                FUND
                                                              SUB-ACCOUNT     SUB-ACCOUNT       SUB-ACCOUNT        SUB-ACCOUNT
                                                              -----------     -----------       -----------        -----------
INVESTMENT INCOME:
     Dividends                                                $     --       $   698,268        $  42,276          $  23,196
EXPENSES:
     Mortality and expense undertakings                         (9,180)         (332,988)         (20,492)           (81,507)
                                                              --------       -----------        ---------          ---------
         Net investment income (loss)                           (9,180)          365,280           21,784            (58,311)
                                                              --------       -----------        ---------          ---------
CAPITAL GAINS INCOME                                                --         1,934,023               --                 --
                                                              --------       -----------        ---------          ---------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
     Net realized gain (loss) on security transactions         (29,988)         (211,316)             138               (182)
     Net unrealized appreciation (depreciation) of
       investments during the period                             5,554       (10,465,083)        (131,778)          (162,017)
                                                              --------       -----------        ---------          ---------
         Net gain (loss) on investments                        (24,434)      (10,676,399)        (131,640)          (162,199)
                                                              --------       -----------        ---------          ---------
         Net increase (decrease) in net assets
           resulting from operations                          $(33,614)      $(8,377,096)       $(109,856)         $(220,510)
                                                              ========       ===========        =========          =========


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
SEPARATE ACCOUNT TWO
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
SEPTEMBER 30, 2001
(UNAUDITED)
--------------------------------------------------------------------------------

                                                             EVERGREEN VA                       EVERGREEN VA    HARTFORD GLOBAL
                                                             FOUNDATION      EVERGREEN VA     SPECIAL EQUITY     HEALTH HLS
                                                                FUND          OMEGA FUND           FUND             FUND
                                                             SUB-ACCOUNT     SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT
                                                             -----------     -----------       -----------       -----------
INVESTMENT INCOME:
     Dividends                                               $     160       $        --        $      --        $        --
EXPENSES:

     Mortality and expense undertakings                        (20,150)         (101,810)          (6,063)          (533,028)
                                                             ---------       -----------        ---------        -----------
         Net investment income (loss)                          (19,990)         (101,810)          (6,063)          (533,028)
                                                             ---------       -----------        ---------        -----------
CAPITAL GAINS INCOME                                                --                --               --                 --
                                                             ---------       -----------        ---------        -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:

     Net realized gain (loss) on security transactions            (919)          (83,551)          (6,907)          (369,343)
     Net unrealized appreciation (depreciation) of
       investments during the period                          (273,708)       (2,889,234)        (113,225)        (3,454,390)
                                                             ---------       -----------        ---------        -----------
         Net gain (loss) on investments                       (274,627)       (2,972,785)        (120,132)        (3,823,733)
                                                             ---------       -----------        ---------        -----------
         Net increase (decrease) in net assets
           resulting from operations                         $(294,617)      $(3,074,595)       $(126,195)       $(4,356,761)
                                                             =========       ===========        =========        ===========

                                                          HARTFORD GLOBAL     MERRILL LYNCH     MERRILL LYNCH         OFFIT
                                                             TECHNOLOGY       GLOBAL GROWTH    LARGE CAP GROWTH    VIF -- HIGH
                                                              HLS FUND          FOCUS FUND        FOCUS FUND        YIELD FUND
                                                            SUB-ACCOUNT        SUB-ACCOUNT      SUB-ACCOUNT^^      SUB-ACCOUNT
                                                            -----------        -----------      -------------      -----------
INVESTMENT INCOME:
     Dividends                                            $         --          $     --          $     6            $ 6,778
EXPENSES:
   Mortality and expense undertakings                         (322,365)             (759)            (350)              (993)
                                                          ------------          --------          -------            -------
         Net investment income (loss)                         (322,365)             (759)            (344)             5,785
                                                          ------------          --------          -------            -------
CAPITAL GAINS INCOME                                                --                --               --                 --
                                                          ------------          --------          -------            -------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:

     Net realized gain (loss) on security transactions        (860,495)          (10,483)              (2)                 7
     Net unrealized appreciation (depreciation) of
       investments during the period                       (18,427,282)          (17,350)          (7,182)           (11,756)
                                                          ------------          --------          -------            -------
         Net gain (loss) on investments                    (19,287,777)          (27,833)          (7,184)           (11,749)
                                                          ------------          --------          -------            -------
         Net increase (decrease) in net assets
           resulting from operations                      $(19,610,142)         $(28,592)         $(7,528)           $(5,964)
                                                          ============          ========          =======            =======


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
SEPARATE ACCOUNT TWO
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
SEPTEMBER 30, 2001
(UNAUDITED)
--------------------------------------------------------------------------------

                                                                ARMADA            ARMADA           ARMADA
                                                               ADVANTAGE         ADVANTAGE        ADVANTAGE          PRUDENTIAL
                                                             EQUITY GROWTH     INTERNATIONAL       MID CAP         20/20 FOCUS
                                                                 FUND           EQUITY FUND      GROWTH FUND         PORTFOLIO
                                                              SUB-ACCOUNT       SUB-ACCOUNT      SUB-ACCOUNT        SUB-ACCOUNT
                                                              -----------       -----------      -----------        -----------
INVESTMENT INCOME:
     Dividends                                               $     201         $      --        $      --           $    457
EXPENSES:
     Mortality and expense undertakings                         (7,979)           (6,529)          (6,814)            (1,971)
                                                             ---------         ---------        ---------           --------
         Net investment income (loss)                           (7,778)           (6,529)          (6,814)            (1,514)
                                                             ---------         ---------        ---------           --------
CAPITAL GAINS INCOME                                                --            99,217          390,021              3,013
                                                             ---------         ---------        ---------           --------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
     Net realized gain (loss) on security transactions           1,466            (1,191)           1,707                951
     Net unrealized appreciation (depreciation) of
       investments during the period                          (226,327)         (361,473)        (680,383)           (43,349)
                                                             ---------         ---------        ---------           --------
         Net gain (loss) on investments                       (224,861)         (362,664)        (678,676)           (42,398)
                                                             ---------         ---------        ---------           --------
         Net increase (decrease) in net assets
           resulting from operations                         $(232,639)        $(269,976)       $(295,469)          $(40,899)
                                                             =========         =========        =========           ========

                                                             PRUDENTIAL         WACHOVIA        WACHOVIA            WACHOVIA
                                                              JENNISON          BALANCED         EQUITY          SPECIAL VALUES
                                                              PORTFOLIO          FUND II         FUND II            FUND II
                                                             SUB-ACCOUNT       SUB-ACCOUNT     SUB-ACCOUNT        SUB-ACCOUNT
                                                             -----------       -----------     -----------        -----------
INVESTMENT INCOME:
     Dividends                                               $       1         $   6,194        $     714           $    133
EXPENSES:
     Mortality and expense undertakings                        (14,890)          (29,865)         (10,180)            (1,532)
                                                             ---------         ---------        ---------           --------
         Net investment income (loss)                          (14,889)          (23,671)          (9,466)            (1,399)
                                                             ---------         ---------        ---------           --------
CAPITAL GAINS INCOME                                            13,512                --               --                165
                                                             ---------         ---------        ---------           --------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
     Net realized gain (loss) on security transactions         (3,457)            (1,307)          (1,701)              (322)
     Net unrealized appreciation (depreciation) of
       investments during the period                          (550,314)         (676,020)        (455,529)           (24,539)
                                                             ---------         ---------        ---------           --------
         Net gain (loss) on investments                       (553,771)         (677,327)        (457,230)           (24,861)
                                                             ---------         ---------        ---------           --------
         Net increase (decrease) in net assets
           resulting from operations                         $(555,148)        $(700,998)       $(466,696)          $(26,095)
                                                             =========         =========        =========           ========


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
SEPARATE ACCOUNT TWO
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
SEPTEMBER 30, 2001
(UNAUDITED)
--------------------------------------------------------------------------------

                                                                                             HARTFORD     HARTFORD
                                                                               HARTFORD      GLOBAL     INTERNATIONAL   HARTFORD
                                                                                GLOBAL      FINANCIAL      CAPITAL     INTERNATIONAL
                                                            HARTFORD FOCUS  COMMUNICATIONS  SERVICES     APPRECIATION  SMALL COMPANY
                                                               HLS FUND        HLS FUND     HLS FUND      HLS FUND       HLS FUND
                                                             SUB-ACCOUNT+    SUB-ACCOUNT+  SUB-ACCOUNT+  SUB-ACCOUNT+  SUB-ACCOUNT+
INVESTMENT INCOME:
     Dividends                                               $      --       $    160     $     268      $      --        $    --
EXPENSES:
     Mortality and expense undertakings                        (17,840)        (1,292)       (3,441)        (3,586)          (778)
                                                             ---------       --------     ---------      ---------        -------
         Net investment income (loss)                          (17,840)        (1,132)       (3,173)        (3,586)          (778)
                                                             ---------       --------     ---------      ---------        -------
CAPITAL GAINS INCOME                                                --             --            --             --             --
                                                             ---------       --------     ---------      ---------        -------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
     Net realized gain (loss) on security transactions             328        (10,667)      (17,736)        (9,605)        (3,627)
     Net unrealized appreciation (depreciation) of
       investments during the period                          (582,923)       (72,910)     (108,469)      (284,094)       (84,517)
                                                             ---------       --------     ---------      ---------        -------
         Net gain (loss) on investments                       (582,595)       (83,577)     (126,205)      (293,699)       (88,144)
                                                             ---------       --------     ---------      ---------        -------
         Net increase (decrease) in net assets
           resulting from operations                         $(600,435)      $(84,709)    $(129,378)     $(297,285)      $(88,922)
                                                             =========       ========     =========      =========       ========

                                                              HARTFORD        HARTFORD       VICTORY        VICTORY       AMSOUTH
                                                            MIDCAP VALUE        VALUE      DIVERSIFIED   SMALL COMPANY    CAPITAL
                                                              HLS FUND         HLS FUND     STOCK FUND    OPPORTUNITY   GROWTH FUND
                                                            SUB-ACCOUNT+     SUB-ACCOUNT+  SUB-ACCOUNT+  SUB-ACCOUNT++  SUB-ACCOUNT+
INVESTMENT INCOME:
     Dividends                                             $        --       $     --      $    869      $       7      $      --
EXPENSES:
     Mortality and expense undertakings                        (36,286)       (15,199)       (1,358)           (24)        (3,858)
                                                           -----------      ---------      --------      ---------      ---------
         Net investment income (loss)                          (36,286)       (15,199)         (489)           (17)        (3,858)
                                                           -----------      ---------      --------      ---------      ---------
CAPITAL GAINS INCOME                                                --             --         1,164             --             --
                                                           -----------      ---------      --------      ---------      ---------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
     Net realized gain (loss) on security transactions         (25,721)          (771)         (818)             --        (7,400)
     Net unrealized appreciation (depreciation) of
       investments during the period                        (2,319,876)      (455,780)      (65,103)        (1,773)      (275,935)
                                                           -----------      ---------      --------      ---------      ---------
         Net gain (loss) on investments                     (2,345,597)      (456,551)      (65,921)        (1,773)      (283,335)
                                                           -----------      ---------      --------      ---------      ---------
         Net increase (decrease) in net assets
           resulting from operations                       $(2,381,883)     $(471,750)     $(65,246)       $(1,790)     $(287,193)
                                                           ===========      =========      ========        =======      =========

+    From inception, May 1, 2001 to September 30, 2001.
++   From inception, Febuary 1, 2001 to September 30, 2001.


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
SEPARATE ACCOUNT TWO
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
SEPTEMBER 30, 2001
(UNAUDITED)
--------------------------------------------------------------------------------

                                                               BB&T                                                       FIRST
                                                              CAPITAL      PRUDENTIAL                      FIRST        AMERICAN
                                                              MANAGER       JENNISON        OLD KENT      AMERICAN       LARGE
                                                             AGGRESSIVE   INTERNATIONAL    AGGRESSIVE   INTERNATIONAL  CAP GROWTH
                                                            GROWTH FUND  GROWTH PORTFOLIO    GROWTH      PORTFOLIO      PORTFOLIO
                                                           SUB-ACCOUNT##   SUB-ACCOUNT##   SUB-ACCOUNT  SUB-ACCOUNT## SUB-ACCOUNT##
                                                           -------------   -------------   -----------  ------------- -------------
INVESTMENT INCOME:
     Dividends                                           $     146          $    13         $   --         $  --          $  --
EXPENSES:
     Mortality and expense undertakings                     (3,098)             (78)          (323)           (9)            (7)
                                                         ---------          -------       --------         -----          -----
         Net investment income (loss)                       (2,952)             (65)          (323)           (9)            (7)
                                                         ---------          -------       --------         -----          -----
CAPITAL GAINS INCOME                                            --               --             --            --             --
                                                         ---------          -------       --------         -----          -----

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
     Net realized gain (loss) on security transactions         (27)              (4)            (4)           --             --
     Net unrealized appreciation (depreciation) of
       investments during the period                      (143,512)          (5,803)       (10,803)         (408)          (502)
                                                         ---------          -------       --------         -----          -----
         Net gain (loss) on investments                   (143,539)          (5,807)       (10,807)         (408)          (502)
                                                         ---------          -------       --------         -----          -----
         Net increase (decrease) in net assets
           resulting from operations                     $(146,491)         $(5,872)      $(11,130)        $(417)         $(509)
                                                         =========          =======       ========         =====          =====

##   From inception, May 1, 2001 to September 30, 2001.


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
SEPARATE ACCOUNT TWO
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
SEPTEMBER 30, 2001
(UNAUDITED)
--------------------------------------------------------------------------------

                                                                       FIRST HORIZON       FIRST
                                                       FIRST AMERICAN      CAPITAL     HORIZON GROWTH   HUNTINGTON VA  PRUDENTIAL
                                                         TECHNOLOGY     APPRECIATION      & INCOME         GROWTH         VALUE
                                                         PORTFOLIO       PORTFOLIO        PORTFOLIO         FUND        PORTFOLIO
                                                      SUB-ACCOUNT(A)   SUB-ACCOUNT(B)   SUB-ACCOUNT(B) SUB-ACCOUNT(C) SUB-ACCOUNT(C)
                                                      --------------   --------------   -------------  -------------- -------------
INVESTMENT INCOME:
     Dividends                                          $    --           $ --               $  --           $    --        $    22
EXPENSES:
     Mortality and expense undertakings                      (7)            (1)                (57)             (161)          (126)
                                                        -------           ----               -----           -------        -------
         Net investment income (loss)                        (7)            (1)                (57)             (161)          (104)
                                                        -------           ----               -----           -------        -------
CAPITAL GAINS INCOME                                         --             --                  --                --             --
                                                        -------           ----               -----           -------        -------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON
       INVESTMENTS:
     Net realized gain (loss) on security
       transactions                                          --             --                 (1)                --             17
     Net unrealized appreciation (depreciation) of
       investments during the period                     (1,128)           (41)               (458)           (7,482)        (6,579)
                                                        -------           ----               -----           -------        -------
         Net gain (loss) on investments                  (1,128)           (41)               (459)           (7,482)        (6,562)
                                                        -------           ----               -----           -------        -------
         Net increase (decrease) in net assets
           resulting from operations                    $(1,135)          $(42)              $(516)          $(7,643)       $(6,666)
                                                        =======           ====               =====           =======        =======

(A)  From inception, January 29, 2001, to September 30, 2001.
(B)  From inception, September 4, 2001, to September 30, 2001.
(C)  From inception, May 1, 2001, to September 30, 2001.


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
SEPARATE ACCOUNT TWO
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS
SEPTEMBER 30, 2001
(UNAUDITED)
--------------------------------------------------------------------------------

                                                                                                                        HARTFORD
                                                             HARTFORD     HARTFORD       HARTFORD      HARTFORD         CAPITAL
                                                               BOND        STOCK       MONEY MARKET    ADVISERS      APPRECIATION
                                                             HLS FUND     HLS FUND       HLS FUND      HLS FUND        HLS FUND
                                                           SUB-ACCOUNT   SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT     SUB-ACCOUNT
                                                           -----------   -----------    -----------   -----------     -----------
OPERATIONS:
   Net investment income (loss)                           $ 18,156,744 $  (24,430,457) $ 11,153,576 $   52,229,876  $   (28,512,308)
      Capital gains income                                          --    191,782,191         5,645    234,913,736      840,753,513
      Net realized gain (loss) gain on security
        transactions                                           (21,496)   (25,296,887)           --    (18,580,793)    (13,010,846)
      Net unrealized appreciation (depreciation) of
        investments during the period                        9,987,581   (758,545,096)            3   (849,311,607)  (1,381,987,240)
                                                          ------------ --------------  ------------ --------------  ---------------
      Net increase (decrease) in net assets resulting
         from operations                                    28,122,829   (616,490,249)   11,159,224   (580,748,788)    (582,756,881)
                                                          ------------ --------------  ------------ --------------  ---------------

UNIT TRANSACTIONS:
      Purchases                                             35,271,876     83,215,847    52,224,025    134,744,299      130,553,473
      Net transfers                                        165,900,099    (31,788,775   259,771,797    (14,189,313)      45,634,532
      Surrenders for benefit payments and fees             (41,458,090)  (207,626,884) (120,536,101)  (466,507,171)    (222,604,475)
      Net annuity transactions                                 215,586       (210,747)       34,267        323,032          409,763
                                                          ------------ --------------  ------------ --------------  ---------------
      Net increase (decrease) in net assets resulting
        from unit transactions                             159,929,471   (156,410,559)  191,493,988   (345,629,153)     (46,006,707)
                                                          ------------ --------------  ------------ --------------  ---------------
      Net increase (decrease) in net assets                188,052,300   (772,900,808)  202,653,212   (926,377,941)    (628,763,588)

NET ASSETS:
      Beginning of period                                  388,718,800  2,896,090,252   438,456,567  5,164,131,227    3,122,830,443
                                                          ------------ --------------  ------------ --------------  ---------------
      End of period                                       $576,771,100 $2,123,189,444  $641,109,779 $4,237,753,286  $ 2,494,066,855
                                                          ============ ==============  ============ ==============  ===============

                                                             HARTFORD                           HARTFORD           HARTFORD
                                                             MORTGAGE          HARTFORD      INTERNATIONAL      DIVIDEND AND
                                                            SECURITIES          INDEX        OPPORTUNITIES         GROWTH
                                                             HLS FUND          HLS FUND         HLS FUND          HLS FUND
                                                            SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT        SUB-ACCOUNT
                                                            -----------      -----------      -----------        -----------
OPERATIONS:
   Net investment income (loss)                           $  7,568,347     $  (6,569,429)   $  (2,871,637)     $  (8,506,179)
      Capital gains income                                          --        11,832,175       47,153,653         61,201,834
      Net realized gain (loss) gain on security
        transactions                                           111,861        (9,914,762)      (7,173,582)        (2,219,283)
      Net unrealized appreciation (depreciation) of
        investments during the period                        1,949,094      (157,987,277)    (134,890,438)      (161,780,256)
                                                          ------------     --------------   -------------      -------------
      Net increase (decrease) in net assets resulting
         from operations                                     9,629,302      (162,639,293)     (97,782,004)      (111,303,884)
                                                          ------------     --------------   -------------      -------------

UNIT TRANSACTIONS:
      Purchases                                              7,680,435        17,556,830        7,306,485         42,256,272
      Net transfers                                         32,897,077        (8,934,408)     (13,156,440)        64,514,599
      Surrenders for benefit payments and fees             (18,963,670)      (57,213,563)     (39,421,450)       (63,031,145)
      Net annuity transactions                                 124,098            17,770          160,969           (146,163)
                                                          ------------     -------------    -------------      -------------
      Net increase (decrease) in net assets resulting
        from unit transactions                              21,737,940       (48,573,371)     (45,110,436)        43,593,563
                                                          ------------     -------------    -------------      -------------
      Net increase (decrease) in net assets                 31,367,242      (211,212,664)    (142,892,440)       (67,710,321)

NET ASSETS:
      Beginning of period                                  148,976,235       778,293,037      407,177,052        970,218,702
                                                          ------------     -------------    -------------      -------------
      End of period                                       $180,343,477     $ 567,080,373     $264,284,612      $ 902,508,381
                                                          ============     =============    =============      =============


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
SEPARATE ACCOUNT TWO
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
SEPTEMBER 30, 2001
(UNAUDITED)
--------------------------------------------------------------------------------

                                                             HARTFORD      HARTFORD                     HARTFORD
                                                              GLOBAL        SMALL        HARTFORD        GROWTH         HARTFORD
                                                             ADVISERS      COMPANY        MIDCAP       AND INCOME       HIGH YIELD
                                                             HLS FUND      HLS FUND       HLS FUND      HLS FUND         HLS FUND
                                                           SUB-ACCOUNT*   SUB-ACCOUNT   SUB-ACCOUNT    SUB-ACCOUNT     SUB-ACCOUNT
                                                           ------------   -----------   -----------    -----------     -----------
OPERATIONS:
   Net investment income (loss)                           $   (937,239) $  (2,316,730) $  (6,112,306) $ (1,143,200)   $  (400,156)
      Capital gains income                                   5,768,475     17,448,684     79,684,773     4,754,460             --
      Net realized gain (loss) on security
        transactions                                          (500,160)    (5,463,238)    (6,596,415)     (986,295)       (82,717)
      Net unrealized appreciation (depreciation) of
        investments during the period                      (18,750,226)  (103,684,966)  (211,141,460)  (26,563,272)    (2,825,938)
                                                          ------------  -------------  -------------  ------------    -----------
      Net increase (decrease) in net assets resulting
        from operations                                    (14,419,150)   (94,016,250)  (144,165,408)  (23,938,307)    (3,308,811)
                                                          ------------  -------------  -------------  ------------    -----------

UNIT TRANSACTIONS:
      Purchases                                              3,395,070      9,750,468     38,414,174    11,916,862      6,596,652
      Net transfers                                         (3,068,946)     5,817,893     29,678,862    11,309,231     21,583,378
      Surrenders for benefit payments and fees              (5,953,865)   (14,331,781)   (36,318,621)   (7,416,492)    (4,196,756)
      Net annuity transactions                                  12,810         72,566        323,213        41,384         61,677
                                                          ------------  -------------  -------------  ------------    -----------
      Net increase (decrease) in net assets resulting
        from unit transactions                              (5,614,931)     1,309,146     32,097,628    15,850,985     24,044,951
                                                          ------------  -------------  -------------  ------------    -----------
      Net increase (decrease) in net assets                (20,034,081)   (92,707,104)  (112,067,780)   (8,087,322)    20,736,140

NET ASSETS:
      Beginning of period                                  107,261,110    290,921,800    658,896,878   118,401,327     28,105,389
                                                           -----------  -------------  -------------  ------------    -----------
      End of period                                       $ 87,227,029  $ 198,214,696  $ 546,829,098  $110,314,005    $48,841,529
                                                          ============  =============  =============  ============    ===========

                                                             HARTFORD          SMITH        SMITH       SMITH BARNEY
                                                              GLOBAL          BARNEY        BARNEY       GOVERNMENT      BB&T
                                                              LEADERS          CASH      APPRECIATION   AND AGENCIES  GROWTH AND
                                                             HLS FUND        PORTFOLIO       FUND           FUND      INCOME FUND
                                                            SUB-ACCOUNT     SUB-ACCOUNT   SUB-ACCOUNT    SUB-ACCOUNT  SUB-ACCOUNT
                                                            -----------     -----------   -----------    -----------  -----------
OPERATIONS:
   Net investment income (loss)                           $ (1,489,009)      $  9,312       $ (1,597)      $   685    $    74,860
      Capital gains income                                   1,703,521             --          4,398            --             --
      Net realized gain (loss) on security
        transactions                                        (2,527,057)            --             34            --        (22,037)
      Net unrealized appreciation (depreciation) of
        investments during the period                      (45,860,373)            --        (30,968)           --     (3,640,147)
                                                          ------------       --------       --------       -------    -----------
      Net increase (decrease) in net assets resulting
        from operations                                    (48,172,918)         9,312        (28,133)          685     (3,587,324)
                                                          ------------       --------       --------       -------    -----------

UNIT TRANSACTIONS:
      Purchases                                             10,862,172             --             --           --       5,455,356
      Net transfers                                         (1,165,771)            --             --           --      10,919,504
      Surrenders for benefit payments and fees              (8,288,297)       (75,336)          (109)          (2)     (2,310,386)
      Net annuity transactions                                  89,130             --             --           --              --
                                                          ------------       --------       --------       -------    -----------
      Net increase (decrease) in net assets resulting
        from unit transactions                               1,497,234        (75,336)          (109)          (2)     14,064,474
                                                          ------------       --------       --------       -------    -----------
      Net increase (decrease) in net assets                (46,675,684)       (66,024)       (28,242)          683     10,477,150

NET ASSETS:
      Beginning of period                                  176,379,458        400,080        218,364        28,527     35,316,515
                                                          ------------       --------       --------       -------    -----------
      End of period                                       $129,703,774       $334,056       $190,122       $29,210    $45,793,665
                                                          ============       ========       ========       =======    ===========

                                                             AMSOUTH
                                                             EQUITY
                                                             INCOME
                                                              FUND
                                                           SUB-ACCOUNT
                                                           -----------
OPERATIONS:
   Net investment income (loss)                            $   361,040
      Capital gains income                                          --
      Net realized gain (loss) on security
        transactions                                        (1,043,733)
      Net unrealized appreciation (depreciation) of
        investments during the period                      (18,685,636)
                                                           -----------
      Net increase (decrease) in net assets resulting
        from operations                                    (19,368,329)
                                                           -----------

UNIT TRANSACTIONS:
      Purchases                                             14,036,258
      Net transfers                                         (1,898,139)
      Surrenders for benefit payments and fees              (5,604,391)
      Net annuity transactions                                      --
                                                           -----------
      Net increase (decrease) in net assets resulting
        from unit transactions                               6,533,728
                                                           -----------
      Net increase (decrease) in net assets                (12,834,601)

NET ASSETS:
      Beginning of period                                   85,733,166
                                                           -----------
      End of period                                        $72,898,565
                                                           ===========


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
SEPARATE ACCOUNT TWO
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
SEPTEMBER 30, 2001
(UNAUDITED)
--------------------------------------------------------------------------------

                                                                             EVERGREEN VA
                                                           EVERGREEN VA       PERPETUAL                         BRINSON GROWTH
                                                          CAPITAL GROWTH    INTERNATIONAL     EVERGREEN VA        AND INCOME
                                                               FUND             FUND          GROWTH FUND         PORTFOLIO
                                                            SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT        SUB-ACCOUNT
                                                            -----------      -----------      -----------        -----------
OPERATIONS:
   Net investment income (loss)                            $  (102,889)      $   (98,146)     $  (145,790)       $   (10,533)
      Capital gains income                                     297,917         1,705,221        2,618,309            805,326
      Net realized gain (loss) on security
        transactions                                            14,769            15,180          199,345              5,769
      Net unrealized appreciation (depreciation) of
        investments during the period                       (5,997,021)       (6,870,049)      (7,158,787)        (1,189,694)
                                                           -----------       -----------      -----------        -----------
      Net increase (decrease) in net assets resulting
        from operations                                     (5,787,224)       (5,247,794)      (4,486,923)          (389,132)
                                                           -----------       -----------      -----------        -----------

UNIT TRANSACTIONS:
      Purchases                                              2,506,623           705,897          752,126            122,853
      Net transfers                                            155,903          (952,658)      (1,148,468)            19,565
      Surrenders for benefit payments and fees              (1,884,543)         (784,188)        (544,877)          (792,817)
      Net annuity transactions                                  (4,047)           (3,864)          (1,977)                --
                                                           -----------       -----------      -----------        -----------
      Net increase (decrease) in net assets resulting
      from unit transactions                                   773,936        (1,034,813)        (943,196)          (650,399)
                                                           -----------       -----------      -----------        -----------
      Net increase (decrease) in net assets                 (5,013,288)       (6,282,607)      (5,430,119)        (1,039,531)

NET ASSETS:
      Beginning of period                                   26,733,207        24,232,686       17,362,010          4,360,818
                                                           -----------       -----------      -----------        -----------
      End of period                                        $21,719,919       $17,950,079      $11,931,891         $3,321,287
                                                           ===========       ===========      ===========        ===========

                                                              BRINSON         BRINSON         HUNTINGTON VA        AMSOUTH
                                                             STRATEGIC        TACTICAL           INCOME            SELECT
                                                              INCOME         ALLOCATION          EQUITY            EQUITY
                                                             PORTFOLIO       PORTFOLIO            FUND              FUND
                                                            SUB-ACCOUNT     SUB-ACCOUNT       SUB-ACCOUNT        SUB-ACCOUNT
                                                            -----------     -----------       -----------        -----------
OPERATIONS:
   Net investment income (loss)                             $   (9,180)     $    365,280       $   21,784        $   (58,311)
      Capital gains income                                          --         1,934,023               --                 --
      Net realized gain (loss) on security
        transactions                                           (29,988)         (211,316)             138               (182)
      Net unrealized appreciation (depreciation) of
        investments during the period                            5,554       (10,465,083)        (131,778)          (162,017)
                                                            ----------      ------------       ----------        -----------
      Net increase (decrease) in net assets resulting
        from operations                                        (33,614)       (8,377,096)        (109,856)          (220,510)
                                                            ----------      ------------       ----------        -----------

UNIT TRANSACTIONS:
      Purchases                                                     --         2,985,178          927,287          2,518,509
      Net transfers                                           (186,354)        4,109,677          799,196          7,802,926
      Surrenders for benefit payments and fees                (271,687)       (2,322,110)        (139,075)          (443,486)
      Net annuity transactions                                      --             9,374               --                 --
                                                            ----------      ------------       ----------        -----------
      Net increase (decrease) in net assets resulting
      from unit transactions                                  (458,041)        4,782,119        1,587,408          9,877,949
                                                            ----------      ------------       ----------        -----------
      Net increase (decrease) in net assets                   (491,655)       (3,594,977)       1,477,552          9,657,439

NET ASSETS:
      Beginning of period                                    1,237,997        34,299,099        1,401,102          4,395,110
                                                            ----------      ------------       ----------        -----------
      End of period                                         $  746,342      $ 30,704,122       $2,878,654        $14,052,549
                                                            ==========      ============       ==========        ===========


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
SEPARATE ACCOUNT TWO
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
SEPTEMBER 30, 2001
(UNAUDITED)
--------------------------------------------------------------------------------

                                                             EVERGREEN VA                       EVERGREEN VA    HARTFORD GLOBAL
                                                             FOUNDATION      EVERGREEN VA     SPECIAL EQUITY      HEALTH HLS
                                                                FUND          OMEGA FUND           FUND              FUND
                                                             SUB-ACCOUNT     SUB-ACCOUNT       SUB-ACCOUNT        SUB-ACCOUNT
                                                             -----------     -----------       -----------        -----------
OPERATIONS:
   Net investment income (loss)                             $  (19,990)      $  (101,810)       $  (6,063)       $  (533,028)
      Capital gains income                                          --                --               --                 --
      Net realized gain (loss) on security
        transactions                                              (919)          (83,551)          (6,907)          (369,343)
      Net unrealized appreciation (depreciation) of
        investments during the period                         (273,708)       (2,889,234)        (113,225)        (3,454,390)
                                                            ----------       -----------        ---------        -----------
      Net increase (decrease) in net assets resulting
        from operations                                       (294,617)       (3,074,595)        (126,195)        (4,356,761)
                                                            ----------       -----------        ---------        -----------

UNIT TRANSACTIONS:
      Purchases                                                543,950         2,445,891          126,239          7,891,984
      Net transfers                                            977,688         1,951,684          123,742         15,693,498
      Surrenders for benefit payments and fees                 (30,066)         (351,048)         (35,182)        (3,210,326)
      Net annuity transactions                                      --            (1,298)          (2,180)            27,774
                                                            ----------       -----------        ---------        -----------
      Net increase (decrease) in net assets resulting
        from unit transactions                               1,491,572         4,045,229          212,619         20,402,930
                                                            ----------       -----------        ---------        -----------
      Net increase (decrease) in net assets                  1,196,955           970,634           86,424         16,046,169

NET ASSETS:
      Beginning of period                                    1,290,311         8,788,671          506,022         47,212,520
                                                            ----------       -----------        ---------        -----------
      End of period                                         $2,487,266       $ 9,759,305        $ 592,446        $63,258,689
                                                            ==========       ===========        =========        ===========

                                                          HARTFORD GLOBAL     MERRILL LYNCH     MERRILL LYNCH         OFFIT
                                                             TECHNOLOGY       GLOBAL GROWTH    LARGE CAP GROWTH    VIF -- HIGH
                                                              HLS FUND          FOCUS FUND        FOCUS FUND        YIELD FUND
                                                            SUB-ACCOUNT        SUB-ACCOUNT      SUB-ACCOUNT^^      SUB-ACCOUNT
                                                            -----------        -----------      -------------      -----------
OPERATIONS:
   Net investment income (loss)                           $   (322,365)         $   (759)         $  (344)          $  5,785
      Capital gains income                                          --                --               --                 --
      Net realized gain (loss) on security
        transactions                                          (860,495)          (10,483)              (2)                 7
      Net unrealized appreciation (depreciation) of
        investments during the period                      (18,427,282)          (17,350)          (7,182)           (11,756)
                                                          ------------          --------          -------           --------
      Net increase (decrease) in net assets resulting
        from operations                                    (19,610,142)          (28,592)          (7,528)            (5,964)
                                                          ------------          --------          -------           --------

UNIT TRANSACTIONS:
      Purchases                                              3,925,923                --            1,800                 --
      Net transfers                                         12,613,089            (5,094)          25,809            200,374
      Surrenders for benefit payments and fees              (2,089,114)          (10,778)             (14)           (10,997)
      Net annuity transactions                                  30,108                --               --                 --
                                                          ------------          --------          -------           --------
      Net increase (decrease) in net assets resulting
        from unit transactions                              14,480,006           (15,872)          27,595            189,377
                                                          -----------           --------          -------           --------
      Net increase (decrease) in net assets                (5,130,136)           (44,464)          20,067            183,413

NET ASSETS:
      Beginning of period                                   27,828,787            98,827           25,136             10,249
                                                          ------------          --------          -------           --------
      End of period                                       $ 22,698,651          $ 54,363          $45,203           $193,662
                                                          ============          ========          =======           ========


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
SEPARATE ACCOUNT TWO
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
SEPTEMBER 30, 2001
(UNAUDITED)
--------------------------------------------------------------------------------

                                                              ARMADA            ARMADA           ARMADA
                                                             ADVANTAGE         ADVANTAGE        ADVANTAGE         PRUDENTIAL
                                                           EQUITY GROWTH     INTERNATIONAL       MID CAP          20/20 FOCUS
                                                               FUND           EQUITY FUND      GROWTH FUND         PORTFOLIO
                                                            SUB-ACCOUNT       SUB-ACCOUNT      SUB-ACCOUNT        SUB-ACCOUNT
                                                            -----------       -----------      -----------        -----------
OPERATIONS:
   Net investment income (loss)                              $  (7,778)        $  (6,529)       $  (6,814)          $ (1,514)
      Capital gains income                                          --            99,217          390,021              3,013
      Net realized gain (loss) on security
        transactions                                             1,466           (1,191)            1,707                951
      Net unrealized appreciation (depreciation) of
        investments during the period                         (226,327)         (361,473)        (680,383)           (43,349)
                                                             ---------         ---------        ---------           --------
      Net increase (decrease) in net assets resulting
        from operations                                       (232,639)         (269,976)        (295,469)           (40,899)
                                                             ---------         ---------        ---------           --------

UNIT TRANSACTIONS:
      Purchases                                                236,774           100,372          149,211             79,129
      Net transfers                                            370,418           303,607          273,552             96,241
      Surrenders for benefit payments and fees                 (41,083)          (80,009)         (66,704)            (3,762)
      Net annuity transactions                                      --                --               --                 --
                                                             ---------         ---------        ---------           --------
      Net increase (decrease) in net assets resulting
        from unit transactions                                 566,109           323,970          356,059            171,608
                                                             ---------         ---------        ---------           --------
      Net increase (decrease) in net assets                    333,470            53,994           60,590            130,709

NET ASSETS:
      Beginning of period                                      551,372           603,252          592,663            123,412
                                                             ---------         ---------        ---------           --------
      End of period                                          $ 884,842         $ 657,246        $ 653,253           $254,121
                                                             =========         =========        =========           ========

                                                             PRUDENTIAL         WACHOVIA        WACHOVIA            WACHOVIA
                                                              JENNISON          BALANCED         EQUITY          SPECIAL VALUES
                                                              PORTFOLIO          FUND II         FUND II            FUND II
                                                             SUB-ACCOUNT       SUB-ACCOUNT     SUB-ACCOUNT        SUB-ACCOUNT
                                                             -----------       -----------     -----------        -----------
OPERATIONS:
   Net investment income (loss)                             $  (14,889)       $  (23,671)      $   (9,466)          $ (1,399)
      Capital gains income                                      13,512                --               --                165
      Net realized gain (loss) on security
        transactions                                            (3,457)           (1,307)          (1,701)              (322)
      Net unrealized appreciation (depreciation) of
        investments during the period                         (550,314)         (676,020)        (455,529)           (24,539)
                                                            ----------        ----------       ----------           --------
      Net increase (decrease) in net assets resulting
        from operations                                       (555,148)         (700,998)        (466,696)           (26,095)
                                                            ----------        ----------       ----------           --------

UNIT TRANSACTIONS:
      Purchases                                                537,435         2,603,337          587,581            178,524
      Net transfers                                            845,153         2,688,121        1,327,740            324,636
      Surrenders for benefit payments and fees                 (90,514)         (128,325)         (70,482)            (2,286)
      Net annuity transactions                                      --                --               --                 --
                                                            ----------        ----------       ----------           --------
      Net increase (decrease) in net assets resulting
        from unit transactions                               1,292,074         5,163,133        1,844,839            500,874
                                                            ----------        ----------       ----------           --------
      Net increase (decrease) in net assets                    736,926         4,462,135        1,378,143            474,779

NET ASSETS:
      Beginning of period                                    1,048,727           652,919          254,207              5,513
                                                            ----------        ----------       ----------           --------
      End of period                                         $1,785,653        $5,115,054       $1,632,350           $480,292
                                                            ==========        ==========       ==========           ========


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
SEPARATE ACCOUNT TWO
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
SEPTEMBER 30, 2001
(UNAUDITED)
--------------------------------------------------------------------------------

                                                                                            HARTFORD     HARTFORD
                                                                              HARTFORD       GLOBAL    INTERNATIONAL     HARTFORD
                                                                               GLOBAL      FINANCIAL      CAPITAL     INTERNATIONAL
                                                           HARTFORD FOCUS  COMMUNICATIONS   SERVICES   APPRECIATION   SMALL COMPANY
                                                              HLS FUND        HLS FUND      HLS FUND      HLS FUND       HLS FUND
                                                            SUB-ACCOUNT+    SUB-ACCOUNT+  SUB-ACCOUNT+  SUB-ACCOUNT+   SUB-ACCOUNT+
                                                            ------------    ------------  ------------  ------------   ------------
OPERATIONS:
   Net investment income (loss)                             $  (17,840)      $ (1,132)   $   (3,173)    $   (3,586)      $   (778)
      Capital gains income                                          --             --            --             --             --
      Net realized gain (loss) on security
        transactions                                               328        (10,667)      (17,736)        (9,605)        (3,627)
      Net unrealized appreciation (depreciation) of
        investments during the period                         (582,923)       (72,910)     (108,469)      (284,094)       (84,517)
                                                            ----------       --------    ----------     ----------       --------
Net increase (decrease) in net assets resulting
        from operations                                       (600,435)       (84,709)     (129,378)      (297,285)       (88,922)
                                                            ----------       --------    ----------     ----------       --------

UNIT TRANSACTIONS:
      Purchases                                              1,899,946        112,957       378,005      1,530,260         99,366
      Net transfers                                          3,399,374        442,041       872,041        323,590        427,067
      Surrenders for benefit payments and fees                 (23,390)       (23,814)      (22,077)         7,508         (3,732)
      Net annuity transactions                                      --             --            --             --             --
                                                            ----------       --------    ----------     ----------       --------
      Net increase (decrease) in net assets resulting
       from unit transactions                                5,275,930        531,184     1,227,969      1,861,358        522,701
                                                            ----------       --------    ----------     ----------       --------
Net increase (decrease) in net assets                        4,675,495        446,475     1,098,591      1,564,073        433,779

NET ASSETS:
      Beginning of period                                           --             --            --             --             --
                                                            ----------       --------    ----------     ----------       --------
      End of period                                         $4,675,495       $446,475    $1,098,591     $1,564,073       $433,779
                                                            ==========       ========    ==========     ==========       ========

                                                             HARTFORD        HARTFORD       VICTORY        VICTORY       AMSOUTH
                                                           MIDCAP VALUE       VALUE      DIVERSIFIED    SMALL COMPANY    CAPITAL
                                                             HLS FUND        HLS FUND     STOCK FUND     OPPORTUNITY   GROWTH FUND
                                                           SUB-ACCOUNT+    SUB-ACCOUNT+  SUB-ACCOUNT++  SUB-ACCOUNT++  SUB-ACCOUNT+
                                                           ------------    ------------  -------------  -------------  ------------
OPERATIONS:
   Net investment income (loss)                            $   (36,286)    $  (15,199)     $   (489)       $   (17)    $   (3,858)
      Capital gains income                                          --             --         1,164             --             --
      Net realized gain (loss) on security
        transactions                                           (25,721)          (771)         (818)            --         (7,400)
      Net unrealized appreciation (depreciation) of
        investments during the period                       (2,319,876)      (455,780)      (65,103)        (1,773)      (275,935)
                                                           -----------     ----------      --------        -------     ----------
Net increase (decrease) in net assets resulting
        from operations                                     (2,381,883)      (471,750)      (65,246)        (1,790)      (287,193)
                                                           -----------     ----------      --------        -------     ----------

UNIT TRANSACTIONS:
      Purchases                                              5,129,053      1,412,228       232,527         13,890        579,308
      Net transfers                                         11,691,331      5,556,345       427,734          1,327        656,090
      Surrenders for benefit payments and fees                (154,013)      (298,836)       (1,595)            --        (21,133)
      Net annuity transactions                                   1,097         82,242            --             --             --
                                                           -----------     ----------      --------        -------     ----------
      Net increase (decrease) in net assets resulting
       from unit transactions                               16,667,468      6,751,979       658,666         15,217      1,214,265
                                                           -----------     ----------      --------        -------     ----------
Net increase (decrease) in net assets                       14,285,585      6,280,229       593,420         13,427        927,072

NET ASSETS:
      Beginning of period                                           --             --            --             --             --
                                                           -----------     ----------      --------        -------     ----------
      End of period                                        $14,285,585     $6,280,229      $593,420        $13,427     $  927,072
                                                           ===========     ==========      ========        =======     ==========

+    From inception, May 1, 2001 to September 30, 2001.
++   From inception, Febuary 1, 2001 to September 30, 2001.


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
SEPARATE ACCOUNT TWO
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
SEPTEMBER 30, 2001
(UNAUDITED)
--------------------------------------------------------------------------------

                                                               BB&T                                                       FIRST
                                                              CAPITAL       PRUDENTIAL                     FIRST         AMERICAN
                                                              MANAGER        JENNISON       OLD KENT      AMERICAN        LARGE
                                                             AGGRESSIVE    INTERNATIONAL   AGGRESSIVE   INTERNATIONAL   CAP GROWTH
                                                            GROWTH FUND  GROWTH PORTFOLIO   GROWTH        PORTFOLIO      PORTFOLIO
                                                           SUB-ACCOUNT##   SUB-ACCOUNT##  SUB-ACCOUNT   SUB-ACCOUNT##  SUB-ACCOUNT##
                                                           -------------   -------------  -----------   -------------  -------------
OPERATIONS:
   Net investment income (loss)                             $   (2,952)       $   (65)     $   (323)        $   (9)        $   (7)
      Capital gains income                                          --             --            --             --             --
      Net realized gain (loss) on security
        transactions                                               (27)            (4)           (4)            --             --
      Net unrealized appreciation (depreciation) of
        investments during the period                         (143,512)        (5,803)      (10,803)          (408)          (502)
                                                            ----------        -------      --------         ------         ------
      Net increase (decrease) in net assets resulting
        from operations                                       (146,491)        (5,872)      (11,130)          (417)          (509)
                                                            ----------        -------      --------         ------         ------

UNIT TRANSACTIONS:
      Purchases                                                 457,753        18,048         4,357          2,870          2,460
      Net transfers                                             974,330        22,255            --             --            320
      Surrenders for benefit payments and fees                  (3,788)             2            (7)             1            (1)
      Net annuity transactions                                      --             --        68,756             --             --
                                                            ----------        -------      --------         ------         ------
      Net increase (decrease) in net assets resulting
        from unit transactions                               1,428,295         40,305        73,106          2,871          2,779
                                                            ----------        -------      --------         ------         ------
      Net increase (decrease) in net assets                  1,281,804         34,433        61,976          2,454          2,270
                                                            ==========        =======      ========         ======         ======

NET ASSETS:
      Beginning of period                                           --             --            --             --             --
                                                            ----------        -------      --------         ------         ------
      End of period                                         $1,281,804        $34,433      $ 61,976         $2,454         $2,270
                                                            ==========        =======      ========         ======         ======

##   From inception, May 1, 2001 to September 30, 2001.


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
SEPARATE ACCOUNT TWO
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
SEPTEMBER 30, 2001
(UNAUDITED)
--------------------------------------------------------------------------------

                                                                       FIRST HORIZON       FIRST
                                                       FIRST AMERICAN      CAPITAL     HORIZON GROWTH   HUNTINGTON VA  PRUDENTIAL
                                                         TECHNOLOGY     APPRECIATION      & INCOME         GROWTH         VALUE
                                                         PORTFOLIO       PORTFOLIO        PORTFOLIO         FUND        PORTFOLIO
                                                      SUB-ACCOUNT(A)   SUB-ACCOUNT(B)   SUB-ACCOUNT(B) SUB-ACCOUNT(C) SUB-ACCOUNT(C)
                                                      --------------   --------------   -------------  -------------- -------------
OPERATIONS:
   Net investment income (loss)                         $    (7)          $   (1)          $   (57)      $  (161)       $  (104)
      Capital gains income                                   --               --                --            --             --
      Net realized gain (loss) on security
        transactions                                         --               --                (1)           --             17
      Net unrealized appreciation (depreciation) of
        investments during the period                    (1,128)             (41)             (458)       (7,482)        (6,579)
                                                        -------           ------           -------       -------        -------
      Net increase (decrease) in net assets resulting
        from operations                                  (1,135)             (42)             (516)       (7,643)        (6,666)
                                                        -------           ------           -------       -------        -------

UNIT TRANSACTIONS:
      Purchases                                           2,387            3,019            75,138        46,432         34,566
      Net transfers                                         427               --            13,560        41,481         34,232
      Surrenders for benefit payments and fees               (2)              (1)               --            --             --
      Net annuity transactions                               --               --                --            --             --
                                                        -------           ------           -------       -------        -------
      Net increase (decrease) in net assets resulting
        from unit transactions                            2,812            3,018            88,698        87,913         68,798
                                                        -------           ------           -------       -------        -------
      Net increase (decrease) in net assets             $ 1,677           $2,976           $88,182       $80,270        $62,132
                                                        =======           ======           =======       =======        =======

NET ASSETS:
      Beginning of period                                    --               --                --              --           --
                                                        -------           ------           -------         -------      -------
      End of period                                     $ 1,677           $2,976           $88,182         $80,270      $62,132
                                                        =======           ======           =======         =======      =======

(A)  From inception, January 29, 2001, to September 30, 2001.
(B)  From inception, September 4, 2001, to September 30, 2001.
(C)  From inception, May 1, 2001, to September 30, 2001.


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
SEPARATE ACCOUNT TWO
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
SEPTEMBER 30, 2001
(UNAUDITED)
--------------------------------------------------------------------------------

                                                                                               UNITS
                                                                                   UNIT       OWNED BY         CONTRACT
DEFERRED ANNUITY CONTRACTS IN THE ACCUMULATION PERIOD:                    %        PRICE     PARTICPANTS       LIABILITY
                                                                          -        -----     -----------       ---------
Hartford Bond HLS Fund, Inc. -- Class IB                                 1.45%    1.158413     2,878,198        3,334,142
Hartford Bond HLS Fund, Inc. -- Class IB                                 1.45%    1.158413     7,486,182        8,672,091
Hartford Bond HLS Fund, Inc. -- Class IB                                 1.60%    1.155690       718,763          830,668
Hartford Bond HLS Fund, Inc. -- Class IB                                 1.60%    1.155690       929,898        1,074,674
Hartford Bond HLS Fund, Inc. -- Class IB                                 1.65%    1.156873        87,708          101,468
Hartford Bond HLS Fund, Inc. -- Class IB                                 1.65%    1.156873       710,755          822,253
Hartford Bond HLS Fund, Inc. -- Class IB                                 1.80%    1.154145        95,777          110,541
Hartford Bond HLS Fund, Inc. -- Class IB                                 1.80%    1.154145       922,109        1,064,247
Hartford Bond HLS Fund, Inc. -- Class IA                                 0.25%    1.796715        62,415          112,143
Hartford Bond HLS Fund, Inc. -- Class IA                                 0.80%    1.196053        47,539           56,860
Hartford Bond HLS Fund, Inc. -- Class IA                                 1.00%    5.019706       161,161          808,980
Hartford Bond HLS Fund, Inc. -- Class IA                                 1.00%    4.943384     1,184,759        5,856,720
Hartford Bond HLS Fund, Inc. -- Class IA                                 1.25%    2.573381           403            1,037
Hartford Bond HLS Fund, Inc. -- Class IA                                 1.25%    2.573381           403            1,037
Hartford Bond HLS Fund, Inc. -- Class IA                                 1.25%    2.573381           403            1,037
Hartford Bond HLS Fund, Inc. -- Class IA                                 1.25%    2.573381   204,891,206      527,263,135
Hartford Bond HLS Fund, Inc. -- Class IA                                 1.40%    2.564100     4,161,691       10,670,991
Hartford Bond HLS Fund, Inc. -- Class IA                                 1.45%    2.569943     1,564,581        4,020,884
Hartford Bond HLS Fund, Inc. -- Class IA                                 1.50%    1.166900     6,862,731        8,008,121
Hartford Bond HLS Fund, Inc. -- Class IA                                 1.60%    2.560671       446,851        1,144,238
Hartford Bond HLS Fund, Inc. -- Class IA                                 1.65%    1.163406       284,990          331,559
Hartford Bond HLS Fund, Inc. -- Class IA                                 1.70%    1.165341       142,098          165,593
Hartford Stock HLS Fund, Inc. -- Class IB                                1.45%    0.752309     3,063,637        2,304,802
Hartford Stock HLS Fund, Inc. -- Class IB                                1.45%    0.752309    31,687,381       23,838,702
Hartford Stock HLS Fund, Inc. -- Class IB                                1.60%    0.750545       514,225          385,949
Hartford Stock HLS Fund, Inc. -- Class IB                                1.60%    0.750545     3,869,505        2,904,238
Hartford Stock HLS Fund, Inc. -- Class IB                                1.65%    0.751297        63,984           48,071
Hartford Stock HLS Fund, Inc. -- Class IB                                1.65%    0.751297     3,090,779        2,322,093
Hartford Stock HLS Fund, Inc. -- Class IB                                1.80%    0.749542       116,555           87,363
Hartford Stock HLS Fund, Inc. -- Class IB                                1.80%    0.749542     1,565,446        1,173,367
Hartford Stock HLS Fund, Inc. -- Class IA                                0.25%    2.837003       967,087        2,743,629
Hartford Stock HLS Fund, Inc. -- Class IA                                0.80%    0.822177        25,198           20,717
Hartford Stock HLS Fund, Inc. -- Class IA                                1.00%    0.821078        44,592           36,613
Hartford Stock HLS Fund, Inc. -- Class IA                                1.00%   10.031867       536,551        5,382,612
Hartford Stock HLS Fund, Inc. -- Class IA                                1.00%    9.592623     2,091,933       20,067,125
Hartford Stock HLS Fund, Inc. -- Class IA                                1.25%    5.148723           159              820
Hartford Stock HLS Fund, Inc. -- Class IA                                1.25%    5.148723           159              820
Hartford Stock HLS Fund, Inc. -- Class IA                                1.25%    5.148723           159              820
Hartford Stock HLS Fund, Inc. -- Class IA                                1.25%    5.148723   385,967,870    1,987,241,651
Hartford Stock HLS Fund, Inc. -- Class IA                                1.40%    5.130147     7,191,502       36,893,463
Hartford Stock HLS Fund, Inc. -- Class IA                                1.45%    5.141816     1,785,313        9,179,750
Hartford Stock HLS Fund, Inc. -- Class IA                                1.50%    0.873993    19,533,985       17,072,566
Hartford Stock HLS Fund, Inc. -- Class IA                                1.60%    5.123261       716,058        3,668,552
Hartford Stock HLS Fund, Inc. -- Class IA                                1.65%    0.871378       937,148          816,610
Hartford Stock HLS Fund, Inc. -- Class IA                                1.70%    0.872823       151,442          132,182
Hartford Stock HLS Fund, Inc. -- Class IA                                1.85%    0.870206       113,998           99,202
Hartford Money Market HLS Fund, Inc. -- Class IB                         1.45%    1.058088     3,458,436        3,659,329
Hartford Money Market HLS Fund, Inc. -- Class IB                         1.45%    1.058088    12,513,441       13,240,322
Hartford Money Market HLS Fund, Inc. -- Class IB                         1.60%    1.055611       199,878          210,993
Hartford Money Market HLS Fund, Inc. -- Class IB                         1.60%    1.055611     2,679,707        2,828,728
Hartford Money Market HLS Fund, Inc. -- Class IB                         1.65%    1.056677        18,727           19,788
Hartford Money Market HLS Fund, Inc. -- Class IB                         1.65%    1.056677     1,033,343        1,091,910
Hartford Money Market HLS Fund, Inc. -- Class IB                         1.80%    1.054202        30,101           31,733
Hartford Money Market HLS Fund, Inc. -- Class IB                         1.80%    1.054202       773,528          815,455
Hartford Money Market HLS Fund, Inc. -- Class IA                         0.25%    1.484189       154,388          229,140
Hartford Money Market HLS Fund, Inc. -- Class IA                         1.00%    2.997321       455,507        1,365,300
Hartford Money Market HLS Fund, Inc. -- Class IA                         1.00%    2.998732     9,309,466       27,916,592
Hartford Money Market HLS Fund, Inc. -- Class IA                         1.25%    1.906239           533            1,016
Hartford Money Market HLS Fund, Inc. -- Class IA                         1.25%    1.906239           533            1,016
Hartford Money Market HLS Fund, Inc. -- Class IA                         1.25%    1.906239           533            1,016
Hartford Money Market HLS Fund, Inc. -- Class IA                         1.25%    1.906239   277,952,530      529,843,952
Hartford Money Market HLS Fund, Inc. -- Class IA                         1.40%    1.899373     7,486,195       14,219,076
Hartford Money Market HLS Fund, Inc. -- Class IA                         1.45%    1.903700     2,595,013        4,940,126
Hartford Money Market HLS Fund, Inc. -- Class IA                         1.50%    1.121646    33,153,047       37,185,982
Hartford Money Market HLS Fund, Inc. -- Class IA                         1.60%    1.896847       789,636        1,497,818
Hartford Money Market HLS Fund, Inc. -- Class IA                         1.65%    1.118288       398,085          445,173
Hartford Money Market HLS Fund, Inc. -- Class IA                         1.70%    1.120149       387,061          433,566
Hartford Money Market HLS Fund, Inc. -- Class IA                         1.85%    1.116796        44,157           49,314
Hartford Advisers HLS Fund, Inc. -- Class IB                             1.45%    0.887124     5,854,190        5,193,393
Hartford Advisers HLS Fund, Inc. -- Class IB                             1.45%    0.887124    39,903,206       35,399,092
Hartford Advisers HLS Fund, Inc. -- Class IB                             1.60%    0.885045     1,518,896        1,344,291
Hartford Advisers HLS Fund, Inc. -- Class IB                             1.60%    0.885045     4,668,520        4,131,850
Hartford Advisers HLS Fund, Inc. -- Class IB                             1.65%    0.885942       336,573          298,185
Hartford Advisers HLS Fund, Inc. -- Class IB                             1.65%    0.885942     4,061,565        3,598,311

Hartford Advisers HLS Fund, Inc. -- Class IB                             1.80%    0.883855       237,223          209,671
Hartford Advisers HLS Fund, Inc. -- Class IB                             1.80%    0.883855     1,177,842        1,041,041
Hartford Advisers HLS Fund, Inc. -- Class IA                             0.25%    2.431877     1,001,085        2,434,515
Hartford Advisers HLS Fund, Inc. -- Class IA                             0.80%    0.945730       129,706          122,667
Hartford Advisers HLS Fund, Inc. -- Class IA                             1.00%    0.944466        60,009           56,676
Hartford Advisers HLS Fund, Inc. -- Class IA                             1.00%    6.287047     2,046,752       12,868,026
Hartford Advisers HLS Fund, Inc. -- Class IA                             1.00%    6.287047     6,049,728       38,034,927
Hartford Advisers HLS Fund, Inc. -- Class IA                             1.25%    4.157982           217              901
Hartford Advisers HLS Fund, Inc. -- Class IA                             1.25%    4.157982           217              901
Hartford Advisers HLS Fund, Inc. -- Class IA                             1.25%    4.157982           217              901
Hartford Advisers HLS Fund, Inc. -- Class IA                             1.25%    4.157982   962,277,154    4,001,131,085
Hartford Advisers HLS Fund, Inc. -- Class IA                             1.40%    4.142984    14,020,166       58,085,322
Hartford Advisers HLS Fund, Inc. -- Class IA                             1.45%    4.152419     4,064,156       16,876,077
Hartford Advisers HLS Fund, Inc. -- Class IA                             1.50%    0.972131    35,014,196       34,038,385
Hartford Advisers HLS Fund, Inc. -- Class IA                             1.60%    4.137438     1,348,739        5,580,323
Hartford Advisers HLS Fund, Inc. -- Class IA                             1.65%    0.969225       953,195          923,860
Hartford Advisers HLS Fund, Inc. -- Class IA                             1.70%    0.970827       779,576          756,833
Hartford Advisers HLS Fund, Inc. -- Class IA                             1.85%    0.967920        82,618           79,968
Hartford Capital Appreciation HLS Fund, Inc. -- Class IB                 1.45%    0.772961     4,997,659        3,862,995
Hartford Capital Appreciation HLS Fund, Inc. -- Class IB                 1.45%    0.772961    44,006,188       34,015,067
Hartford Capital Appreciation HLS Fund, Inc. -- Class IB                 1.60%    0.771148     1,477,399        1,139,293
Hartford Capital Appreciation HLS Fund, Inc. -- Class IB                 1.60%    0.771148     5,313,755        4,097,692
Hartford Capital Appreciation HLS Fund, Inc. -- Class IB                 1.65%    0.771930       295,639          228,212
Hartford Capital Appreciation HLS Fund, Inc. -- Class IB                 1.65%    0.771930     4,331,694        3,343,764
Hartford Capital Appreciation HLS Fund, Inc. -- Class IB                 1.80%    0.770114       149,560          115,178
Hartford Capital Appreciation HLS Fund, Inc. -- Class IB                 1.80%    0.770114     2,199,785        1,694,085
Hartford Capital Appreciation HLS Fund, Inc. -- Class IA                 0.25%    3.445124     1,590,406        5,479,147
Hartford Capital Appreciation HLS Fund, Inc. -- Class IA                 0.80%    1.134171        50,078           56,797
Hartford Capital Appreciation HLS Fund, Inc. -- Class IA                 1.00%    1.132654        27,573           31,231
Hartford Capital Appreciation HLS Fund, Inc. -- Class IA                 1.00%   11.598733       551,006        6,390,976
Hartford Capital Appreciation HLS Fund, Inc. -- Class IA                 1.00%   11.593956     1,321,804       15,324,940
Hartford Capital Appreciation HLS Fund, Inc. -- Class IA                 1.25%    6.827615           118              806
Hartford Capital Appreciation HLS Fund, Inc. -- Class IA                 1.25%    6.827615           118              806
Hartford Capital Appreciation HLS Fund, Inc. -- Class IA                 1.25%    6.827615           118              806
Hartford Capital Appreciation HLS Fund, Inc. -- Class IA                 1.25%    6.827615   341,695,660    2,332,966,410
Hartford Capital Appreciation HLS Fund, Inc. -- Class IA                 1.40%    6.803007     5,761,113       39,192,889
Hartford Capital Appreciation HLS Fund, Inc. -- Class IA                 1.45%    6.818461     2,113,090       14,408,021
Hartford Capital Appreciation HLS Fund, Inc. -- Class IA                 1.50%    1.209318    16,046,055       19,404,783
Hartford Capital Appreciation HLS Fund, Inc. -- Class IA                 1.60%    6.793884       852,238        5,790,008
Hartford Capital Appreciation HLS Fund, Inc. -- Class IA                 1.65%    1.205715       860,128        1,037,069
Hartford Capital Appreciation HLS Fund, Inc. -- Class IA                 1.70%    1.207699       674,143          814,162
Hartford Capital Appreciation HLS Fund, Inc. -- Class IA                 1.85%    1.204095        83,633          100,702
Hartford Mortgage Securities HLS Fund, Inc. -- Class IB                  1.45%    1.145805       635,634          728,313
Hartford Mortgage Securities HLS Fund, Inc. -- Class IB                  1.45%    1.145805     2,291,042        2,625,088
Hartford Mortgage Securities HLS Fund, Inc. -- Class IB                  1.60%    1.143104        18,244           20,855
Hartford Mortgage Securities HLS Fund, Inc. -- Class IB                  1.60%    1.143104       243,571          278,428
Hartford Mortgage Securities HLS Fund, Inc. -- Class IB                  1.65%    1.144266         3,758            4,300
Hartford Mortgage Securities HLS Fund, Inc. -- Class IB                  1.65%    1.144266        17,494           20,018
Hartford Mortgage Securities HLS Fund, Inc. -- Class IB                  1.80%    1.141590        27,593           31,500
Hartford Mortgage Securities HLS Fund, Inc. -- Class IB                  1.80%    1.141590       250,089          285,499
Hartford Mortgage Securities HLS Fund, Inc. -- Class IA                  0.25%    1.738191       195,111          339,140
Hartford Mortgage Securities HLS Fund, Inc. -- Class IA                  1.00%    3.321194       332,258        1,103,492
Hartford Mortgage Securities HLS Fund, Inc. -- Class IA                  1.00%    3.321194     3,290,334       10,927,836
Hartford Mortgage Securities HLS Fund, Inc. -- Class IA                  1.25%    2.563543           407            1,043
Hartford Mortgage Securities HLS Fund, Inc. -- Class IA                  1.25%    2.563543           407            1,043
Hartford Mortgage Securities HLS Fund, Inc. -- Class IA                  1.25%    2.563543           407            1,043
Hartford Mortgage Securities HLS Fund, Inc. -- Class IA                  1.25%    2.563543    60,508,255      155,115,514
Hartford Mortgage Securities HLS Fund, Inc. -- Class IA                  1.40%    2.554315     1,949,224        4,978,933
Hartford Mortgage Securities HLS Fund, Inc. -- Class IA                  1.45%    2.560113       250,715          641,859
Hartford Mortgage Securities HLS Fund, Inc. -- Class IA                  1.50%    1.177285     1,437,135        1,691,917
Hartford Mortgage Securities HLS Fund, Inc. -- Class IA                  1.60%    2.550903       189,288          482,854
Hartford Mortgage Securities HLS Fund, Inc. -- Class IA                  1.65%    1.173765       130,534          153,217
Hartford Mortgage Securities HLS Fund, Inc. -- Class IA                  1.70%    1.175710        15,827           18,608
Hartford Index HLS Fund, Inc. -- Class IB                                1.45%    0.737636       158,337          116,795
Hartford Index HLS Fund, Inc. -- Class IB                                1.45%    0.737636     7,024,791        5,181,739
Hartford Index HLS Fund, Inc. -- Class IB                                1.60%    0.735897         1,595            1,174
Hartford Index HLS Fund, Inc. -- Class IB                                1.60%    0.735897     1,472,489        1,083,600
Hartford Index HLS Fund, Inc. -- Class IB                                1.65%    0.736651         5,671            4,177
Hartford Index HLS Fund, Inc. -- Class IB                                1.65%    0.736651       621,690          457,968
Hartford Index HLS Fund, Inc. -- Class IB                                1.80%    0.734914        15,793           11,606
Hartford Index HLS Fund, Inc. -- Class IA                                1.80%    0.734914       171,491          126,031
Hartford Index HLS Fund, Inc. -- Class IA                                0.25%    2.645619       170,327          450,622
Hartford Index HLS Fund, Inc. -- Class IA                                0.80%    0.809997        20,145           16,317
Hartford Index HLS Fund, Inc. -- Class IA                                1.00%    0.808908         1,510            1,222
Hartford Index HLS Fund, Inc. -- Class IA                                1.00%    1.570147       192,869          302,833
Hartford Index HLS Fund, Inc. -- Class IA                                1.00%    1.570147       523,795          822,435
Hartford Index HLS Fund, Inc. -- Class IA                                1.25%    3.936895           213              837
Hartford Index HLS Fund, Inc. -- Class IA                                1.25%    3.936895           213              837
Hartford Index HLS Fund, Inc. -- Class IA                                1.25%    3.936895           213              837
Hartford Index HLS Fund, Inc. -- Class IA                                1.25%    3.936895   135,569,736      533,723,815
Hartford Index HLS Fund, Inc. -- Class IA                                1.40%    3.922670     3,217,858       12,622,594
Hartford Index HLS Fund, Inc. -- Class IA                                1.45%    3.931617       667,759        2,625,374
Hartford Index HLS Fund, Inc. -- Class IA                                1.50%    0.867018     6,200,992        5,376,372
Hartford Index HLS Fund, Inc. -- Class IA                                1.60%    3.917413       332,269        1,301,636

Hartford Index HLS Fund, Inc. -- Class IA                                1.65%    0.864428       340,369          294,225
Hartford Index HLS Fund, Inc. -- Class IA                                1.70%    0.865858         5,118            4,432
Hartford Index HLS Fund, Inc. -- Class IA                                1.85%    0.863272        12,451           10,748
Hartford International Opportunities HLS Fund, Inc. -- Class IB          1.45%    0.571221       238,432          136,197
Hartford International Opportunities HLS Fund, Inc. -- Class IB          1.45%    0.571221     2,414,867        1,379,423
Hartford International Opportunities HLS Fund, Inc. -- Class IB          1.60%    0.569875        16,396            9,344
Hartford International Opportunities HLS Fund, Inc. -- Class IB          1.60%    0.569875       602,260          343,213
Hartford International Opportunities HLS Fund, Inc. -- Class IB          1.65%    0.570457        91,955           52,456
Hartford International Opportunities HLS Fund, Inc. -- Class IB          1.80%    0.569109       140,179           79,777
Hartford International Opportunities HLS Fund, Inc. -- Class IA          0.25%    1.578468       810,916        1,280,004
Hartford International Opportunities HLS Fund, Inc. -- Class IA          1.00%    1.383561       110,337          152,658
Hartford International Opportunities HLS Fund, Inc. -- Class IA          1.00%    1.382822       910,038        1,258,421
Hartford International Opportunities HLS Fund, Inc. -- Class IA          1.25%    1.344803           583              785
Hartford International Opportunities HLS Fund, Inc. -- Class IA          1.25%    1.344803           583              785
Hartford International Opportunities HLS Fund, Inc. -- Class IA          1.25%    1.344803           583              785
Hartford International Opportunities HLS Fund, Inc. -- Class IA          1.25%    1.344803   181,008,587      243,420,891
Hartford International Opportunities HLS Fund, Inc. -- Class IA          1.40%    1.339953     2,485,810        3,330,869
Hartford International Opportunities HLS Fund, Inc. -- Class IA          1.45%    1.342999       490,334          658,518
Hartford International Opportunities HLS Fund, Inc. -- Class IA          1.50%    0.752188    14,394,291       10,827,213
Hartford International Opportunities HLS Fund, Inc. -- Class IA          1.60%    1.338159       222,555          297,814
Hartford International Opportunities HLS Fund, Inc. -- Class IA          1.65%    0.749948       212,602          159,440
Hartford International Opportunities HLS Fund, Inc. -- Class IA          1.70%    0.751179        24,718           18,568
Hartford International Opportunities HLS Fund, Inc. -- Class IA          1.85%    0.748947        20,167           15,104
Hartford Dividend and Growth HLS Fund, Inc. -- Class IB                  1.45%    1.058603     1,649,638        1,746,312
Hartford Dividend and Growth HLS Fund, Inc. -- Class IB                  1.45%    1.058603     9,736,623       10,307,219
Hartford Dividend and Growth HLS Fund, Inc. -- Class IB                  1.60%    1.056109       475,614          502,300
Hartford Dividend and Growth HLS Fund, Inc. -- Class IB                  1.60%    1.056109     1,236,066        1,305,420
Hartford Dividend and Growth HLS Fund, Inc. -- Class IB                  1.65%    1.057178       162,556          171,851
Hartford Dividend and Growth HLS Fund, Inc. -- Class IB                  1.65%    1.057178     1,288,222        1,361,880
Hartford Dividend and Growth HLS Fund, Inc. -- Class IB                  1.80%    1.054695        48,254           50,893
Hartford Dividend and Growth HLS Fund, Inc. -- Class IB                  1.80%    1.054695       862,568          909,746
Hartford Dividend and Growth HLS Fund, Inc. -- Class IA                  0.25%    2.702484       163,828          442,742
Hartford Dividend and Growth HLS Fund, Inc. -- Class IA                  0.80%    1.045997        26,904           28,142
Hartford Dividend and Growth HLS Fund, Inc. -- Class IA                  1.00%    1.044592        21,893           22,869
Hartford Dividend and Growth HLS Fund, Inc. -- Class IA                  1.00%    2.553601       157,335          401,770
Hartford Dividend and Growth HLS Fund, Inc. -- Class IA                  1.00%    2.553601     2,069,753        5,285,324
Hartford Dividend and Growth HLS Fund, Inc. -- Class IA                  1.25%    2.505807           365              914
Hartford Dividend and Growth HLS Fund, Inc. -- Class IA                  1.25%    2.505807           365              914
Hartford Dividend and Growth HLS Fund, Inc. -- Class IA                  1.25%    2.505807           365              914
Hartford Dividend and Growth HLS Fund, Inc. -- Class IA                  1.25%    2.505807   340,110,903      852,252,282
Hartford Dividend and Growth HLS Fund, Inc. -- Class IA                  1.40%    2.496743     4,269,504       10,659,853
Hartford Dividend and Growth HLS Fund, Inc. -- Class IA                  1.45%    2.502456     1,986,553        4,971,261
Hartford Dividend and Growth HLS Fund, Inc. -- Class IA                  1.50%    1.015493     7,339,524        7,453,236
Hartford Dividend and Growth HLS Fund, Inc. -- Class IA                  1.60%    2.493402       624,696        1,557,619
Hartford Dividend and Growth HLS Fund, Inc. -- Class IA                  1.65%    1.012454       257,179          260,382
Hartford Dividend and Growth HLS Fund, Inc. -- Class IA                  1.70%    1.014135       247,258          250,753
Hartford Dividend and Growth HLS Fund, Inc. -- Class IA                  1.85%    1.011100        63,089           63,789
Hartford Global Advisers HLS Fund, Inc. -- Class IB                      1.45%    0.771672       136,074          105,005
Hartford Global Advisers HLS Fund, Inc. -- Class IB                      1.45%    0.771672     1,623,688        1,252,954
Hartford Global Advisers HLS Fund, Inc. -- Class IB                      1.60%    0.769863       157,644          121,364
Hartford Global Advisers HLS Fund, Inc. -- Class IB                      1.65%    0.770635        10,782            8,309
Hartford Global Advisers HLS Fund, Inc. -- Class IB                      1.65%    0.770635        94,352           72,711
Hartford Global Advisers HLS Fund, Inc. -- Class IB                      1.80%    0.768828         9,462            7,275
Hartford Global Advisers HLS Fund, Inc. -- Class IA                      1.80%    0.768828        67,968           52,255
Hartford Global Advisers HLS Fund, Inc. -- Class IA                      0.25%    1.523873        38,176           58,175
Hartford Global Advisers HLS Fund, Inc. -- Class IA                      1.00%    1.450469         8,303           12,044
Hartford Global Advisers HLS Fund, Inc. -- Class IA                      1.00%    1.450469       147,686          214,214
Hartford Global Advisers HLS Fund, Inc. -- Class IA                      1.25%    1.426781           628              896
Hartford Global Advisers HLS Fund, Inc. -- Class IA                      1.25%    1.426781           628              896
Hartford Global Advisers HLS Fund, Inc. -- Class IA                      1.25%    1.426781           628              896
Hartford Global Advisers HLS Fund, Inc. -- Class IA                      1.25%    1.426781    56,278,098       80,296,521
Hartford Global Advisers HLS Fund, Inc. -- Class IA                      1.40%    1.421634       993,924        1,412,997
Hartford Global Advisers HLS Fund, Inc. -- Class IA                      1.45%    1.424880       212,600          302,930
Hartford Global Advisers HLS Fund, Inc. -- Class IA                      1.50%    0.932280     2,922,339        2,724,438
Hartford Global Advisers HLS Fund, Inc. -- Class IA                      1.60%    1.419735       169,505          240,653
Hartford Global Advisers HLS Fund, Inc. -- Class IA                      1.65%    0.929506        72,665           67,543
Hartford Global Advisers HLS Fund, Inc. -- Class IA                      1.85%    0.928259        10,016            9,297
Hartford Small Company HLS Fund, Inc. -- Class IB                        1.45%    0.481666       828,961          399,282
Hartford Small Company HLS Fund, Inc. -- Class IB                        1.45%    0.481666     8,216,654        3,957,683
Hartford Small Company HLS Fund, Inc. -- Class IB                        1.60%    0.480532       144,230           69,307
Hartford Small Company HLS Fund, Inc. -- Class IB                        1.60%    0.480532     1,222,598          587,498
Hartford Small Company HLS Fund, Inc. -- Class IB                        1.65%    0.481018        21,334           10,262
Hartford Small Company HLS Fund, Inc. -- Class IB                        1.65%    0.481018       549,201          264,176
Hartford Small Company HLS Fund, Inc. -- Class IB                        1.80%    0.479877        39,802           19,100
Hartford Small Company HLS Fund, Inc. -- Class IB                        1.80%    0.479877       869,930          417,459
Hartford Small Company HLS Fund, Inc. -- Class IA                        0.25%    1.370526       122,949          168,504
Hartford Small Company HLS Fund, Inc. -- Class IA                        1.00%    1.318722       166,123          219,070
Hartford Small Company HLS Fund, Inc. -- Class IA                        1.00%    1.318722     2,908,421        3,835,399
Hartford Small Company HLS Fund, Inc. -- Class IA                        1.25%    1.301895           608              792
Hartford Small Company HLS Fund, Inc. -- Class IA                        1.25%    1.301895           608              792
Hartford Small Company HLS Fund, Inc. -- Class IA                        1.25%    1.301895           608              792
Hartford Small Company HLS Fund, Inc. -- Class IA                        1.25%    1.301895   136,300,848      177,449,393
Hartford Small Company HLS Fund, Inc. -- Class IA                        1.40%    1.297198     3,914,123        5,077,392
Hartford Small Company HLS Fund, Inc. -- Class IA                        1.45%    1.300149       773,454        1,005,606

Hartford Small Company HLS Fund, Inc. -- Class IA                        1.50%    0.917548     3,948,156        3,622,622
Hartford Small Company HLS Fund, Inc. -- Class IA                        1.60%    1.295461       340,709          441,376
Hartford Small Company HLS Fund, Inc. -- Class IA                        1.65%    0.914811       275,939          252,432
Hartford Small Company HLS Fund, Inc. -- Class IA                        1.70%    0.916313        60,232           55,191
Hartford Small Company HLS Fund, Inc. -- Class IA                        1.85%    0.913583         1,100            1,005
Hartford MidCap HLS Fund, Inc. -- Class IB                               1.45%    0.809534       489,605          396,352
Hartford MidCap HLS Fund, Inc. -- Class IB                               1.45%    0.809534    18,602,465       15,059,328
Hartford MidCap HLS Fund, Inc. -- Class IB                               1.60%    0.807633     2,413,722        1,949,401
Hartford MidCap HLS Fund, Inc. -- Class IB                               1.65%    0.808449        61,560           49,768
Hartford MidCap HLS Fund, Inc. -- Class IB                               1.65%    0.808449     1,475,977        1,193,252
Hartford MidCap HLS Fund, Inc. -- Class IB                               1.80%    0.806550        31,697           25,565
Hartford MidCap HLS Fund, Inc. -- Class IB                               1.80%    0.806550       899,190          725,242
Hartford MidCap HLS Fund, Inc. -- Class IA                               0.25%    2.112377       222,794          470,626
Hartford MidCap HLS Fund, Inc. -- Class IA                               0.80%    1.284152        24,414           31,351
Hartford MidCap HLS Fund, Inc. -- Class IA                               1.00%    1.282432        24,884           31,913
Hartford MidCap HLS Fund, Inc. -- Class IA                               1.00%    2.047363       274,707          562,424
Hartford MidCap HLS Fund, Inc. -- Class IA                               1.00%    2.047363     1,933,845        3,959,284
Hartford MidCap HLS Fund, Inc. -- Class IA                               1.25%    2.026121           411              833
Hartford MidCap HLS Fund, Inc. -- Class IA                               1.25%    2.026121           411              833
Hartford MidCap HLS Fund, Inc. -- Class IA                               1.25%    2.026121           411              833
Hartford MidCap HLS Fund, Inc. -- Class IA                               1.25%    2.026121   240,920,563      488,134,212
Hartford MidCap HLS Fund, Inc. -- Class IA                               1.40%    2.018802     8,711,812       17,587,423
Hartford MidCap HLS Fund, Inc. -- Class IA                               1.45%    2.023409     2,394,133        4,844,310
Hartford MidCap HLS Fund, Inc. -- Class IA                               1.50%    1.492302     5,705,853        8,514,855
Hartford MidCap HLS Fund, Inc. -- Class IA                               1.60%    2.016096       937,354        1,889,795
Hartford MidCap HLS Fund, Inc. -- Class IA                               1.65%    1.487857       268,092          398,883
Hartford MidCap HLS Fund, Inc. -- Class IA                               1.70%    1.490305       131,149          195,453
Hartford MidCap HLS Fund, Inc. -- Class IA                               1.85%    1.485867        19,622           29,155
Hartford Growth and Income HLS Fund, Inc. -- Class IB                    1.45%    0.784808       332,177          260,695
Hartford Growth and Income HLS Fund, Inc. -- Class IB                    1.45%    0.784808     5,134,139        4,029,313
Hartford Growth and Income HLS Fund, Inc. -- Class IB                    1.60%    0.782967       778,910          609,861
Hartford Growth and Income HLS Fund, Inc. -- Class IB                    1.65%    0.783754        19,720           15,456
Hartford Growth and Income HLS Fund, Inc. -- Class IB                    1.65%    0.783754       397,086          311,218
Hartford Growth and Income HLS Fund, Inc. -- Class IB                    1.80%    0.781915        20,270           15,850
Hartford Growth and Income HLS Fund, Inc. -- Class IB                    1.80%    0.781915       420,234          328,587
Hartford Growth and Income HLS Fund, Inc. -- Class IA                    0.25%    1.118825        40,279           45,065
Hartford Growth and Income HLS Fund, Inc. -- Class IA                    1.00%    1.091212         7,807            8,519
Hartford Growth and Income HLS Fund, Inc. -- Class IA                    1.00%    0.887627        34,032           30,208
Hartford Growth and Income HLS Fund, Inc. -- Class IA                    1.00%    1.091212     2,678,825        2,923,166
Hartford Growth and Income HLS Fund, Inc. -- Class IA                    1.25%    1.082162           783              848
Hartford Growth and Income HLS Fund, Inc. -- Class IA                    1.25%    1.082162           783              848
Hartford Growth and Income HLS Fund, Inc. -- Class IA                    1.25%    1.082162           783              848
Hartford Growth and Income HLS Fund, Inc. -- Class IA                    1.25%    1.082162    84,318,445       91,246,217
Hartford Growth and Income HLS Fund, Inc. -- Class IA                    1.40%    1.078257     4,383,136        4,726,147
Hartford Growth and Income HLS Fund, Inc. -- Class IA                    1.45%    1.080715       864,639          934,428
Hartford Growth and Income HLS Fund, Inc. -- Class IA                    1.50%    0.991514     3,942,151        3,908,698
Hartford Growth and Income HLS Fund, Inc. -- Class IA                    1.60%    1.076810       404,540          435,613
Hartford Growth and Income HLS Fund, Inc. -- Class IA                    1.65%    0.988551       274,335          271,194
Hartford Growth and Income HLS Fund, Inc. -- Class IA                    1.70%    0.990180         3,759            3,722
Hartford Growth and Income HLS Fund, Inc. -- Class IA                    1.85%    0.987224        52,784           52,110
Hartford High Yield HLS Fund -- Class IB                                 1.45%    0.961322       330,037          317,272
Hartford High Yield HLS Fund -- Class IB                                 1.45%    0.961322     2,460,053        2,364,903
Hartford High Yield HLS Fund -- Class IB                                 1.60%    0.959076         2,094            2,009
Hartford High Yield HLS Fund -- Class IB                                 1.60%    0.959076       275,733          264,449
Hartford High Yield HLS Fund -- Class IB                                 1.65%    0.960041        35,581           34,159
Hartford High Yield HLS Fund -- Class IB                                 1.65%    0.960041       393,575          377,849
Hartford High Yield HLS Fund -- Class IB                                 1.80%    0.957786        29,372           28,132
Hartford High Yield HLS Fund -- Class IB                                 1.80%    0.957786       254,794          244,038
Hartford High Yield HLS Fund -- Class IA                                 0.25%    1.052618        11,303           11,898
Hartford High Yield HLS Fund -- Class IA                                 1.00%    1.029195         9,979           10,271
Hartford High Yield HLS Fund -- Class IA                                 1.00%    1.029195       113,290          116,597
Hartford High Yield HLS Fund -- Class IA                                 1.25%    1.021516           877              896
Hartford High Yield HLS Fund -- Class IA                                 1.25%    1.021516           877              896
Hartford High Yield HLS Fund -- Class IA                                 1.25%    1.021516           877              896
Hartford High Yield HLS Fund -- Class IA                                 1.25%    1.021516    38,830,939       39,666,425
Hartford High Yield HLS Fund -- Class IA                                 1.40%    1.017821     3,040,198        3,094,377
Hartford High Yield HLS Fund -- Class IA                                 1.45%    1.020149       646,393          659,417
Hartford High Yield HLS Fund -- Class IA                                 1.50%    1.013890       805,838          817,031
Hartford High Yield HLS Fund -- Class IA                                 1.60%    1.016465       353,427          359,246
Hartford High Yield HLS Fund -- Class IA                                 1.65%    1.010858       207,235          209,486
Hartford Global Leaders HLS Fund -- Class IB                             1.45%    0.601604       263,178          158,329
Hartford Global Leaders HLS Fund -- Class IB                             1.45%    0.601604     7,127,817        4,288,123
Hartford Global Leaders HLS Fund -- Class IB                             1.60%    0.600188         1,864            1,119
Hartford Global Leaders HLS Fund -- Class IB                             1.60%    0.600188     1,508,014          905,092
Hartford Global Leaders HLS Fund -- Class IB                             1.65%    0.600795        57,009           34,251
Hartford Global Leaders HLS Fund -- Class IB                             1.65%    0.600795       617,630          371,069
Hartford Global Leaders HLS Fund -- Class IB                             1.80%    0.599383        12,876            7,717
Hartford Global Leaders HLS Fund -- Class IB                             1.80%    0.599383       857,328          513,868
Hartford Global Leaders HLS Fund -- Class IA                             0.25%    1.355247        55,506           75,224
Hartford Global Leaders HLS Fund -- Class IA                             0.80%    0.878548        14,061           12,353
Hartford Global Leaders HLS Fund -- Class IA                             1.00%    1.325135        39,057           51,755
Hartford Global Leaders HLS Fund -- Class IA                             1.00%    0.877369        50,453           44,266
Hartford Global Leaders HLS Fund -- Class IA                             1.00%    1.325135       194,673          257,967
Hartford Global Leaders HLS Fund -- Class IA                             1.25%    1.315318           615              809

Hartford Global Leaders HLS Fund -- Class IA                             1.25%    1.315318           615              809
Hartford Global Leaders HLS Fund -- Class IA                             1.25%    1.315318           615              809
Hartford Global Leaders HLS Fund -- Class IA                             1.25%    1.315318    84,127,498      110,654,413
Hartford Global Leaders HLS Fund -- Class IA                             1.40%    1.310562     3,746,057        4,909,440
Hartford Global Leaders HLS Fund -- Class IA                             1.45%    1.313556     1,486,655        1,952,804
Hartford Global Leaders HLS Fund -- Class IA                             1.50%    1.305443     3,674,352        4,796,657
Hartford Global Leaders HLS Fund -- Class IA                             1.60%    1.308801       229,565          300,454
Hartford Global Leaders HLS Fund -- Class IA                             1.65%    1.301551       117,474          152,899
Hartford Global Leaders HLS Fund -- Class IA                             1.70%    1.303686        11,389           14,848
Hartford Global Leaders HLS Fund -- Class IA                             1.85%    1.299803        12,567           16,334
Smith Barney Cash Portfolio -- Class A                                   1.00%    3.222233         7,159           23,069
Smith Barney Cash Portfolio -- Class A                                   1.00%    3.334324        93,268          310,987
Smith Barney Appreciation Fund                                           1.00%   10.987961        17,303          190,121
Smith Barney Government and Agencies Fund -- Class A                     1.00%    2.892690        10,098           29,210
BB & T Growth and Income Fund                                            1.25%    1.250950    34,309,424       42,919,374
BB & T Growth and Income Fund                                            1.40%    1.246435     1,291,380        1,609,621
BB & T Growth and Income Fund                                            1.45%    1.249289       702,138          877,174
BB & T Growth and Income Fund                                            1.60%    1.244785       311,296          387,496
AmSouth Equity Income Fund                                               1.25%    1.079320    52,091,495       56,223,392
AmSouth Equity Income Fund                                               1.40%    1.075423     5,687,995        6,117,000
AmSouth Equity Income Fund                                               1.45%    0.730878    12,124,177        8,861,294
AmSouth Equity Income Fund                                               1.60%    0.729783     1,459,480        1,065,104
AmSouth Equity Income Fund                                               1.65%    0.729895       445,012          324,812
AmSouth Equity Income Fund                                               1.80%    0.728806       404,879          295,078
Evergreen VA Capital Growth Fund                                         1.25%    1.039858    18,771,873       19,520,083
Evergreen VA Capital Growth Fund                                         1.40%    1.036110       419,047          434,179
Evergreen VA Capital Growth Fund                                         1.45%    1.042291     1,315,654        1,371,294
Evergreen VA Capital Growth Fund                                         1.60%    1.039838       329,638          342,770
Evergreen VA Capital Growth Fund                                         1.65%    1.040900         1,570            1,634
Evergreen VA Capital Growth Fund                                         1.80%    1.038448         3,152            3,273
Evergreen VA Perpetual International Fund                                1.25%    1.028048    15,943,509       16,390,693
Evergreen VA Perpetual International Fund                                1.40%    1.024339       795,067          814,418
Evergreen VA Perpetual International Fund                                1.45%    0.638855       444,681          284,086
Evergreen VA Perpetual International Fund                                1.60%    0.637352       609,122          388,225
Evergreen VA Perpetual International Fund                                1.80%    0.636497        47,346           30,136
Evergreen VA Growth Fund                                                 1.25%    0.892525    12,380,252       11,049,685
Evergreen VA Growth Fund                                                 1.40%    0.889304       116,780          103,853
Evergreen VA Growth Fund                                                 1.45%    0.646667     1,119,160          723,724
Evergreen VA Growth Fund                                                 1.60%    0.645143        41,577           26,823
Brinson Series Trust Growth and Income Portfolio                         1.25%    0.986226     3,296,265        3,250,862
Brinson Series Trust Growth and Income Portfolio                         1.40%    0.982676        32,046           31,491
Brinson Series Trust Growth and Income Portfolio                         1.50%    0.909319        42,816           38,934
Brinson Series Trust Strategic Income Portfolio                          1.25%    0.958013       715,521          685,479
Brinson Series Trust Strategic Income Portfolio                          1.40%    0.954563        20,833           19,887
Brinson Series Trust Strategic Income Portfolio                          1.50%    0.927099        44,199           40,977
Brinson Series Trust Tactical Allocation Portfolio                       1.25%    0.937531    27,905,091       26,161,888
Brinson Series Trust Tactical Allocation Portfolio                       1.40%    0.934149     1,167,917        1,091,008
Brinson Series Trust Tactical Allocation Portfolio                       1.45%    0.816625       289,060          236,053
Brinson Series Trust Tactical Allocation Portfolio                       1.50%    0.804305     3,565,350        2,867,629
Brinson Series Trust Tactical Allocation Portfolio                       1.60%    0.815902       134,105          109,417
Brinson Series Trust Tactical Allocation Portfolio                       1.65%    0.930078       164,663          153,149
Brinson Series Trust Tactical Allocation Portfolio                       1.85%    0.928839        59,675           55,429
Huntington VA Income Equity Fund                                         1.25%    1.014173     1,724,408        1,748,848
Huntington VA Income Equity Fund                                         1.40%    1.011270       703,186          711,111
Huntington VA Income Equity Fund                                         1.45%    1.012814       281,334          284,939
Huntington VA Income Equity Fund                                         1.60%    1.009914       132,443          133,756
AmSouth Select Equtiy Fund                                               1.25%    0.912483    12,679,580       11,569,901
AmSouth Select Equtiy Fund                                               1.40%    0.909171       465,283          423,021
AmSouth Select Equtiy Fund                                               1.45%    1.142119     1,455,591        1,662,458
AmSouth Select Equtiy Fund                                               1.60%    1.140406       185,084          211,071
AmSouth Select Equtiy Fund                                               1.65%    1.140588        77,363           88,240
AmSouth Select Equtiy Fund                                               1.80%    1.138887        85,923           97,857
Evergreen VA Foundation Fund                                             1.25%    0.833225     1,657,051        1,380,696
Evergreen VA Foundation Fund                                             1.40%    0.831142       687,213          571,172
Evergreen VA Foundation Fund                                             1.45%    0.825640       418,953          345,904
Evergreen VA Foundation Fund                                             1.60%    0.823708       230,050          189,494
Evergreen VA Omega Fund                                                  1.25%    0.652869    10,638,893        6,945,804
Evergreen VA Omega Fund                                                  1.40%    0.651235     1,320,175          859,744
Evergreen VA Omega Fund                                                  1.45%    0.510419     2,945,743        1,503,563
Evergreen VA Omega Fund                                                  1.60%    0.509209       515,416          262,454
Evergreen VA Omega Fund                                                  1.65%    0.509735       243,818          124,282
Evergreen VA Omega Fund                                                  1.80%    0.508529       105,896           53,851
Evergreen VA Special Equity Fund                                         1.25%    0.719356       559,013          402,129
Evergreen VA Special Equity Fund                                         1.40%    0.717556        90,216           64,735
Evergreen VA Special Equity Fund                                         1.45%    0.629234       167,084          105,135
Evergreen VA Special Equity Fund                                         1.60%    0.627747         4,463            2,801
Hartford Global Health HLS Fund -- Class IB                              1.45%    1.348863       107,470          144,962
Hartford Global Health HLS Fund -- Class IB                              1.45%    1.348863     1,841,625        2,484,100
Hartford Global Health HLS Fund -- Class IB                              1.60%    1.346002         1,922            2,588
Hartford Global Health HLS Fund -- Class IB                              1.60%    1.346002       414,140          557,434
Hartford Global Health HLS Fund -- Class IB                              1.65%    1.347062         3,239            4,363
Hartford Global Health HLS Fund -- Class IB                              1.65%    1.347062       192,442          259,232
Hartford Global Health HLS Fund -- Class IB                              1.80%    1.344203         8,746           11,756
Hartford Global Health HLS Fund -- Class IB                              1.80%    1.344203       194,600          261,582

Hartford Global Health HLS Fund -- Class IA                              0.25%    1.375405        50,310           69,196
Hartford Global Health HLS Fund -- Class IA                              0.80%    1.364758         4,330            5,910
Hartford Global Health HLS Fund -- Class IA                              1.00%    1.360903        27,767           37,789
Hartford Global Health HLS Fund -- Class IA                              1.00%    1.360903       358,815          488,312
Hartford Global Health HLS Fund -- Class IA                              1.25%    1.356108           724              982
Hartford Global Health HLS Fund -- Class IA                              1.25%    1.356108           724              982
Hartford Global Health HLS Fund -- Class IA                              1.25%    1.356108           724              982
Hartford Global Health HLS Fund -- Class IA                              1.25%    1.356108    38,938,600       52,804,947
Hartford Global Health HLS Fund -- Class IA                              1.40%    1.353229     2,265,744        3,066,071
Hartford Global Health HLS Fund -- Class IA                              1.45%    1.354289       887,763        1,202,288
Hartford Global Health HLS Fund -- Class IA                              1.50%    1.351304       715,615          967,013
Hartford Global Health HLS Fund -- Class IA                              1.60%    1.351416       397,469          537,147
Hartford Global Health HLS Fund -- Class IA                              1.65%    1.348454        36,192           48,803
Hartford Global Health HLS Fund -- Class IA                              1.70%    1.349494       187,052          252,426
Hartford Global Health HLS Fund -- Class IA                              1.85%    1.346645        17,080           23,000
Hartford Global Technology HLS Fund -- Class IB                          1.45%    0.336717       193,055           65,005
Hartford Global Technology HLS Fund -- Class IB                          1.45%    0.336717     2,820,789          949,808
Hartford Global Technology HLS Fund -- Class IB                          1.60%    0.336005         1,567              527
Hartford Global Technology HLS Fund -- Class IB                          1.60%    0.336005       780,781          262,346
Hartford Global Technology HLS Fund -- Class IB                          1.65%    0.336268        18,611            6,258
Hartford Global Technology HLS Fund -- Class IB                          1.65%    0.336268       289,414           97,321
Hartford Global Technology HLS Fund -- Class IB                          1.80%    0.335550        62,071           20,828
Hartford Global Technology HLS Fund -- Class IB                          1.80%    0.335550       356,335          119,568
Hartford Global Technology HLS Fund -- Class IA                          0.25%    0.343379           240               82
Hartford Global Technology HLS Fund -- Class IA                          0.80%    0.340707         3,335            1,136
Hartford Global Technology HLS Fund -- Class IA                          1.00%    0.339736         6,609            2,245
Hartford Global Technology HLS Fund -- Class IA                          1.00%    0.339736       222,926           75,736
Hartford Global Technology HLS Fund -- Class IA                          1.25%    0.338539         1,783              604
Hartford Global Technology HLS Fund -- Class IA                          1.25%    0.338539         1,783              604
Hartford Global Technology HLS Fund -- Class IA                          1.25%    0.338539         1,783              604
Hartford Global Technology HLS Fund -- Class IA                          1.25%    0.338539    55,663,049       18,844,113
Hartford Global Technology HLS Fund -- Class IA                          1.40%    0.337815     3,213,252        1,085,485
Hartford Global Technology HLS Fund -- Class IA                          1.45%    0.338078     1,188,791          401,904
Hartford Global Technology HLS Fund -- Class IA                          1.50%    0.337335     1,242,207          419,040
Hartford Global Technology HLS Fund -- Class IA                          1.60%    0.337362       549,599          185,414
Hartford Global Technology HLS Fund -- Class IA                          1.65%    0.336618       316,404          106,507
Hartford Global Technology HLS Fund -- Class IA                          1.70%    0.336882        67,062           22,592
Hartford Global Technology HLS Fund -- Class IA                          1.85%    0.336164        21,599            7,261
Merrill Lynch Global Growth Focus Fund                                   1.25%    0.758293        71,691           54,363
Merrill Lynch Large Cap Growth Focus Fund                                1.25%    0.744736        60,697           45,204
OFFIT VIF -- High Yield Fund                                             1.25%    1.007061       176,549          177,795
OFFIT VIF -- High Yield Fund                                             1.45%    1.005713        14,883           14,968
OFFIT VIF -- High Yield Fund                                             1.60%    1.004344           895              899
Armada Advantage Equity Growth Fund                                      1.25%    0.694475       791,370          549,587
Armada Advantage Equity Growth Fund                                      1.40%    0.693163       201,579          139,727
Armada Advantage Equity Growth Fund                                      1.45%    0.661406       144,696           95,703
Armada Advantage Equity Growth Fund                                      1.60%    0.660339        58,492           38,624
Armada Advantage Equity Growth Fund                                      1.65%    0.660515        92,657           61,201
Armada Advantage International Equity Fund                               1.25%    0.587476       845,213          496,542
Armada Advantage International Equity Fund                               1.40%    0.586366       175,310          102,796
Armada Advantage International Equity Fund                               1.45%    0.583301        54,839           31,988
Armada Advantage International Equity Fund                               1.60%    0.582357         7,259            4,227
Armada Advantage International Equity Fund                               1.65%    0.582520        37,241           21,694
Armada Advantage Mid Cap Growth Fund                                     1.25%    0.511357       669,592          342,400
Armada Advantage Mid Cap Growth Fund                                     1.40%    0.510382       364,313          185,939
Armada Advantage Mid Cap Growth Fund                                     1.45%    0.495020       128,851           63,784
Armada Advantage Mid Cap Growth Fund                                     1.60%    0.494228        27,645           13,663
Armada Advantage Mid Cap Growth Fund                                     1.65%    0.494353        96,019           47,467
Prudential 20/20 Focus Portfolio                                         1.25%    0.851975       245,184          208,890
Prudential 20/20 Focus Portfolio                                         1.40%    0.850354        16,870           14,346
Prudential 20/20 Focus Portfolio                                         1.45%    0.850830        11,723            9,974
Prudential 20/20 Focus Portfolio                                         1.60%    0.849210        18,368           15,599
Prudential 20/20 Focus Portfolio                                         1.80%    0.866545         6,130            5,312
Prudential Jennison Portfolio                                            1.25%    0.539878     1,012,945          546,866
Prudential Jennison Portfolio                                            1.40%    0.538840       980,185          528,163
Prudential Jennison Portfolio                                            1.45%    0.539144       637,782          343,857
Prudential Jennison Portfolio                                            1.60%    0.538116       196,303          105,634
Prudential Jennison Portfolio                                            1.65%    0.768289       310,779          238,768
Prudential Jennison Portfolio                                            1.80%    0.767620        29,135           22,364
Wachovia Balanced Fund II                                                1.25%    0.779303     5,588,858        4,355,414
Wachovia Balanced Fund II                                                1.40%    0.778240       139,199          108,330
Wachovia Balanced Fund II                                                1.45%    0.778257       833,537          648,706
Wachovia Balanced Fund II                                                1.60%    0.777194         3,350            2,604
Wachovia Equity Fund II                                                  1.25%    0.605695     2,178,132        1,319,284
Wachovia Equity Fund II                                                  1.40%    0.604868        38,278           23,153
Wachovia Equity Fund II                                                  1.45%    0.604883       114,332           69,157
Wachovia Equity Fund II                                                  1.60%    0.604059       365,456          220,757
Wachovia Special Values Fund II                                          1.25%    1.124182       369,580          415,475
Wachovia Special Values Fund II                                          1.40%    1.122643        12,497           14,030
Wachovia Special Values Fund II                                          1.45%    1.122674         7,163            8,042
Wachovia Special Values Fund II                                          1.60%    1.121141        38,127           42,746
Hartford Focus HLS Fund -- Class IB                                      1.45%    0.869711       130,903          113,848
Hartford Focus HLS Fund -- Class IB                                      1.65%    0.868980       405,772          352,608
Hartford Focus HLS Fund -- Class IB                                      1.80%    0.868440       110,716           96,150

Hartford Focus HLS Fund -- Class IA                                      0.25%    0.874658        16,874           14,759
Hartford Focus HLS Fund -- Class IA                                      1.00%    0.871920         6,679            5,823
Hartford Focus HLS Fund -- Class IA                                      1.00%    0.871920        29,924           26,092
Hartford Focus HLS Fund -- Class IA                                      1.25%    0.871008     4,090,246        3,562,637
Hartford Focus HLS Fund -- Class IA                                      1.40%    0.870462        39,029           33,973
Hartford Focus HLS Fund -- Class IA                                      1.45%    0.870284       297,580          258,980
Hartford Focus HLS Fund -- Class IA                                      1.50%    0.870099       154,330          134,282
Hartford Focus HLS Fund -- Class IA                                      1.60%    0.869736        69,671           60,595
Hartford Focus HLS Fund -- Class IA                                      1.70%    0.869374        18,113           15,747
Hartford Global Communications HLS Fund -- Class IB                      1.45%    0.689053        88,959           61,297
Hartford Global Communications HLS Fund -- Class IB                      1.65%    0.688478        38,557           26,546
Hartford Global Communications HLS Fund -- Class IB                      1.80%    0.688043        38,849           26,730
Hartford Global Communications HLS Fund -- Class IA                      1.25%    0.690142       474,980          327,804
Hartford Global Communications HLS Fund -- Class IA                      1.40%    0.689709         1,705            1,176
Hartford Global Communications HLS Fund -- Class IA                      1.45%    0.689568         3,603            2,484
Hartford Global Communications HLS Fund -- Class IA                      1.60%    0.689137           637              439
Hartford Global Financial Services HLS Fund -- Class IB                  1.45%    0.896739        96,869           86,866
Hartford Global Financial Services HLS Fund -- Class IB                  1.60%    0.896172         1,740            1,559
Hartford Global Financial Services HLS Fund -- Class IB                  1.65%    0.895989       116,349          104,247
Hartford Global Financial Services HLS Fund -- Class IB                  1.80%    0.895427        45,256           40,524
Hartford Global Financial Services HLS Fund -- Class IA                  0.80%    0.899844           885              797
Hartford Global Financial Services HLS Fund -- Class IA                  1.25%    0.898155       833,302          748,434
Hartford Global Financial Services HLS Fund -- Class IA                  1.40%    0.897596         2,540            2,280
Hartford Global Financial Services HLS Fund -- Class IA                  1.45%    0.897405        30,499           27,370
Hartford Global Financial Services HLS Fund -- Class IA                  1.60%    0.896838        88,659           79,513
Hartford Global Financial Services HLS Fund -- Class IA                  1.85%    0.895911         7,813            7,000
Hartford International Capital Appreciation HLS Fund -- Class IB         1.45%    0.731272       171,564          125,460
Hartford International Capital Appreciation HLS Fund -- Class IB         1.60%    0.730809        11,985            8,759
Hartford International Capital Appreciation HLS Fund -- Class IB         1.65%    0.730658        62,997           46,029
Hartford International Capital Appreciation HLS Fund -- Class IB         1.80%    0.730196        79,480           58,036
Hartford International Capital Appreciation HLS Fund -- Class IA         0.25%    0.735496       348,305          256,177
Hartford International Capital Appreciation HLS Fund -- Class IA         1.25%    0.732419     1,224,765          897,041
Hartford International Capital Appreciation HLS Fund -- Class IA         1.40%    0.731962        41,252           30,195
Hartford International Capital Appreciation HLS Fund -- Class IA         1.45%    0.731812        23,133           16,929
Hartford International Capital Appreciation HLS Fund -- Class IA         1.50%    0.731653        68,684           50,253
Hartford International Capital Appreciation HLS Fund -- Class IA         1.60%    0.731348        99,142           72,507
Hartford International Capital Appreciation HLS Fund -- Class IA         1.85%    0.730588         3,680            2,688
Hartford International Small Company HLS Fund -- Class IB                1.45%    0.831374        20,201           16,794
Hartford International Small Company HLS Fund -- Class IB                1.60%    0.830854         4,032            3,350
Hartford International Small Company HLS Fund -- Class IB                1.80%    0.830158         6,288            5,220
Hartford International Small Company HLS Fund -- Class IA                0.25%    0.836184       326,822          273,283
Hartford International Small Company HLS Fund -- Class IA                1.25%    0.832693       153,616          127,915
Hartford International Small Company HLS Fund -- Class IA                1.40%    0.832172           715              595
Hartford International Small Company HLS Fund -- Class IA                1.45%    0.831998         1,116              929
Hartford International Small Company HLS Fund -- Class IA                1.50%    0.831825         6,843            5,692
Hartford MidCap Value HLS Fund -- Class IB                               1.45%    0.821064     1,424,872        1,169,911
Hartford MidCap Value HLS Fund -- Class IB                               1.60%    0.820549       153,599          126,036
Hartford MidCap Value HLS Fund -- Class IB                               1.65%    0.820376       205,081          168,243
Hartford MidCap Value HLS Fund -- Class IB                               1.80%    0.819865       228,557          187,386
Hartford MidCap Value HLS Fund -- Class IA                               0.25%    0.825745         7,814            6,452
Hartford MidCap Value HLS Fund -- Class IA                               0.80%    0.823854         6,215            5,120
Hartford MidCap Value HLS Fund -- Class IA                               1.00%    0.823165        16,989           13,984
Hartford MidCap Value HLS Fund -- Class IA                               1.25%    0.822305    13,779,196       11,330,702
Hartford MidCap Value HLS Fund -- Class IA                               1.40%    0.821789       279,934          230,047
Hartford MidCap Value HLS Fund -- Class IA                               1.45%    0.821615       600,500          493,379
Hartford MidCap Value HLS Fund -- Class IA                               1.50%    0.821445       299,596          246,102
Hartford MidCap Value HLS Fund -- Class IA                               1.60%    0.821099       328,920          270,076
Hartford MidCap Value HLS Fund -- Class IA                               1.65%    0.820926         9,394            7,712
Hartford MidCap Value HLS Fund -- Class IA                               1.70%    0.820756         9,471            7,774
Hartford MidCap Value HLS Fund -- Class IA                               1.85%    0.820244        26,333           21,599
Hartford Value HLS Fund -- Class IB                                      1.45%    0.915087       417,145          381,724
Hartford Value HLS Fund -- Class IB                                      1.60%    0.914509        26,329           24,078
Hartford Value HLS Fund -- Class IB                                      1.65%    0.914316       166,753          152,465
Hartford Value HLS Fund -- Class IB                                      1.80%    0.913746        57,994           52,992
Hartford Value HLS Fund -- Class IA                                      0.80%    0.918205        12,095           11,105
Hartford Value HLS Fund -- Class IA                                      1.00%    0.917438        10,920           10,019
Hartford Value HLS Fund -- Class IA                                      1.00%    0.917438        18,705           17,160
Hartford Value HLS Fund -- Class IA                                      1.25%    0.916476     5,338,650        4,892,744
Hartford Value HLS Fund -- Class IA                                      1.40%    0.915908       196,951          180,389
Hartford Value HLS Fund -- Class IA                                      1.45%    0.915721       307,956          282,002
Hartford Value HLS Fund -- Class IA                                      1.50%    0.915529       119,816          109,695
Hartford Value HLS Fund -- Class IA                                      1.60%    0.915143        55,037           50,367
Hartford Value HLS Fund -- Class IA                                      1.85%    0.914188        45,565           41,655
Victory Diversified Stock Fund                                           1.25%    8.207401        56,852          466,604
Victory Diversified Stock Fund                                           1.45%    8.196533        15,472          126,816
Victory Small Company Opportunity Fund                                   1.25%    8.370285         1,604           13,427
AmSouth Capital Growth Fund                                              1.25%    0.732008       831,996          609,028
AmSouth Capital Growth Fund                                              1.40%    0.731551         9,980            7,301
AmSouth Capital Growth Fund                                              1.45%    0.731394       291,024          212,853
AmSouth Capital Growth Fund                                              1.60%    0.730938         8,065            5,895
AmSouth Capital Growth Fund                                              1.65%    0.730784        18,028           13,175
AmSouth Capital Growth Fund                                              1.80%    0.730324       107,925           78,820
BB & T Capital Manager Aggressive Growth Fund                            1.25%    0.838726     1,099,388          922,085
BB & T Capital Manager Aggressive Growth Fund                            1.40%    0.838206         6,806            5,705

BB & T Capital Manager Aggressive Growth Fund                            1.45%    0.838033       214,709          179,933
BB & T Capital Manager Aggressive Growth Fund                            1.60%    0.837515       207,854          174,081
Prudential Jennison International Growth Portfolio                       1.25%    0.686133        27,540           18,896
Prudential Jennison International Growth Portfolio                       1.45%    0.685560        22,663           15,537
Old Kent Aggressive Growth                                               1.25%    0.701138        34,547           24,222
Old Kent Aggressive Growth                                               1.45%    0.700202        53,918           37,754
First American International Portfolio                                   1.25%    0.567849         4,321            2,454
First American Large Cap Growth Portfolio                                1.25%    0.492171         4,610            2,269
First American Technology Portfolio                                      1.25%    0.179286         9,355            1,677
First Horizon Capital Appreciation Portfolio                             1.25%    0.879817         3,383            2,976
First Horizon Growth & Income Portfolio                                  1.25%    0.943877        27,569           26,022
First Horizon Growth & Income Portfolio                                  1.40%    0.943775           642              606
First Horizon Growth & Income Portfolio                                  1.45%    0.943742        65,223           61,554
Huntington VA Growth Fund                                                1.25%    0.842587        59,253           49,926
Huntington VA Growth Fund                                                1.40%    0.842058         3,799            3,199
Huntington VA Growth Fund                                                1.45%    0.841879        26,850           22,605
Huntington VA Growth Fund                                                1.60%    0.841356         5,396            4,540
Prudential Value Portfolio                                               1.25%    0.848828        61,193           51,942
Prudential Value Portfolio                                               1.40%    0.848294         1,267            1,075
Prudential Value Portfolio                                               1.80%    0.846874        10,763            9,115
                                                                                                        ------------------
    SUB-TOTAL                                                                                              13,433,879,856
                                                                                                        ------------------

ANNUITY CONTRACTS IN THE ANNUITY PERIOD:
Hartford Bond HLS Fund, Inc. -- Class IA                                 1.00%    4.943384         7,722           38,172
Hartford Bond HLS Fund, Inc. -- Class IA                                 1.25%    2.573381       886,191        2,280,508
Hartford Stock HLS Fund, Inc. -- Class IA                                1.00%    9.592623        16,111          154,547
Hartford Stock HLS Fund, Inc. -- Class IA                                1.25%    5.148723     1,284,433        6,613,191
Hartford Money Market HLS Fund, Inc. -- Class IA                         0.25%    1.484189        33,953           50,392
Hartford Money Market HLS Fund, Inc. -- Class IA                         1.00%    2.998732        36,504          109,464
Hartford Money Market HLS Fund, Inc. -- Class IA                         1.25%    1.906239       483,977          922,575
Hartford Advisers HLS Fund, Inc. -- Class IA                             1.00%    6.287047           801            5,039
Hartford Advisers HLS Fund, Inc. -- Class IA                             1.00%    6.287047        75,871          477,002
Hartford Advisers HLS Fund, Inc. -- Class IA                             1.25%    4.157982     3,622,922       15,064,043
Hartford Capital Appreciation HLS Fund, Inc. -- Class IA                 1.00%   11.593956        10,033          116,322
Hartford Capital Appreciation HLS Fund, Inc. -- Class IA                 1.25%    6.827615       652,452        4,454,693
Hartford Mortgage Securities HLS Fund, Inc. -- Class IA                  1.00%    3.321194        41,957          139,347
Hartford Mortgage Securities HLS Fund, Inc. -- Class IA                  1.25%    2.563543       293,980          753,630
Hartford Index HLS Fund, Inc. -- Class IA                                1.00%    1.570147         8,397           13,184
Hartford Index HLS Fund, Inc. -- Class IA                                1.25%    3.936895       642,375        2,528,962
Hartford International Opportunities HLS Fund, Inc. -- Class IA          1.00%    1.382822         1,471            2,034
Hartford International Opportunities HLS Fund, Inc. -- Class IA          1.25%    1.344803       639,732          860,314
Hartford Dividend and Growth HLS Fund, Inc. -- Class IA                  1.25%    2.505807       997,682        2,499,998
Hartford Global Advisers HLS Fund, Inc. -- Class IA                      1.25%    1.426781       186,194          265,658
Hartford Small Company HLS Fund, Inc. -- Class IA                        1.25%    1.301895       276,185          359,563
Hartford MidCap HLS Fund, Inc. -- Class IA                               1.25%    2.026121       383,988          778,007
Hartford Growth & Income HLS Fund, Inc. -- Class IA                      1.25%    1.082162       143,596          155,394
Hartford High Yield HLS Fund -- Class IA                                 1.25%    1.021516       255,779          261,283
Hartford Global Leaders HLS Fund -- Class IA                             1.25%    1.315318       138,644          182,361
AmSouth Equity Income Fund                                               1.25%    1.079320        11,011           11,885
Evergreen VA Capital Growth Fund                                         1.25%    1.039858        44,898           46,688
Evergreen VA Perpetual International Fund                                1.25%    1.028048        41,359           42,520
Evergreen VA Growth Fund                                                 1.25%    0.892525        31,154           27,806
Brinson Series Trust Tactical Allocation Portfolio                       1.25%    0.937531        31,518           29,549
Evergreen VA Omega Fund                                                  1.25%    0.652869        14,713            9,606
Evergreen VA Special Equity Fund                                         1.25%    0.719356        24,529           17,645
Hartford Global Health HLS Fund -- Class IA                              1.25%    1.356108        19,782           26,826
Hartford Global Technology HLS Fund -- Class IA                          1.25%    0.338539        69,904           23,665
Hartford MidCap Value HLS Fund -- Class IA                               1.25%    0.822305         1,291            1,061
Hartford Value HLS Fund -- Class IA                                      1.25%    0.916476        80,561           73,833
                                                                                                          ----------------
    SUB-TOTAL                                                                                                  39,396,766
                                                                                                          ----------------

                                                                                                          ----------------
GRAND TOTAL:                                                                                               13,473,276,622
                                                                                                          ================

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES

                        CONSOLIDATED STATEMENTS OF INCOME

                                                                               THIRD QUARTER                 NINE MONTHS
                                                                                   ENDED                         ENDED
                                                                               SEPTEMBER 30,                SEPTEMBER 30,
                                                                       ------------------------------ ---------------------------
   (IN MILLIONS) (UNAUDITED)                                               2001            2000           2001          2000
   ------------------------------------------------------------------- -------------- --------------- ------------- -------------
   REVENUES

   Fee income                                                          $      534    $      585    $    1,592       $    1,595
   Earned premiums and other                                                   20              3              65            58
   Net investment income                                                      377            338           1,106           979
   Net realized capital losses                                               (14)             (7)            (36)          (44)
   ------ ------------------------------------------------------------ -------------- --------------- ------------- -------------
          TOTAL REVENUES                                                     917             919          2,727         2,588
          ------------------------------------------------------------ -------------- --------------- ------------- -------------


   BENEFITS, CLAIMS AND EXPENSES

   Benefits and claims                                                       459             372          1,290         1,086
   Insurance expenses and other                                              153             188            452           456
   Amortization of deferred policy acquisition costs and present
         value of future profits                                             134             163            417           462
   Dividends to policyholders                                                 13               7             28            53
   Goodwill amortization                                                       -               -              3             -
   ------ ------------------------------------------------------------ -------------- --------------- ------------- -------------
          TOTAL BENEFITS, CLAIMS AND EXPENSES                            759                 730          2,190         2,057
          ------------------------------------------------------------ -------------- --------------- ------------- -------------


          INCOME BEFORE INCOME TAX EXPENSE (BENEFIT) AND CUMULATIVE

          EFFECT OF ACCOUNTING CHANGES                                       158             189            537           531
   Income tax expense (benefit)                                             (107)             60              2           144
   ------------------------------------------------------------------- -------------- --------------- ------------- -------------
          INCOME BEFORE CUMULATIVE EFFECT OF ACCOUNTING CHANGES

                                                                             265             129            535           387
   Cumulative effect of accounting changes, net of tax                         -               -             (6)             -
   ------ ------------------------------------------------------------ --- --------- --- --------- -- ------------- -- ----------

          NET INCOME                                                   $      265    $      129    $      529       $      387
   ------ ------------------------------------------------------------ --- --------- --- --------- -- ------------- -- ----------

                 SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES

                           CONSOLIDATED BALANCE SHEETS

                                                                                             SEPTEMBER 30,     DECEMBER 31,
(IN MILLIONS, EXCEPT FOR SHARE DATA)                                                              2001             2000
------------------------------------------------------------------------------------------- ----------------- ----------------
                                                                                             (Unaudited)
ASSETS

   INVESTMENTS

   Fixed maturities, available for sale, at fair value (amortized cost of
    $17,614 and $14,219)                                                                     $     18,324     $     14,257
   Equity securities, at fair value                                                                    61                48
   Policy loans, at outstanding balance                                                             3,677             3,573
   Other investments                                                                                1,141               784
------------------------------------------------------------------------------------------- ----------------- ----------------
      Total investments                                                                            23,203            18,662
   Cash                                                                                                71                56
   Premiums receivable and agents' balances                                                            18                15
   Reinsurance recoverables                                                                         1,334             1,257
   Deferred policy acquisition costs and present value of future profits                            5,232             4,325
   Deferred income tax                                                                                  -               239
   Goodwill                                                                                           166              -
   Other assets                                                                                       786               537
   Separate account assets                                                                        105,092           113,744
------------------------------------------------------------------------------------------- ----------------- ----------------
        TOTAL ASSETS                                                                         $    135,902     $    138,835
        ----------------------------------------------------------------------------------- --- ------------- -- -------------

LIABILITIES

   Future policy benefits                                                                    $      5,441      $      4,828
   Other policyholder funds                                                                        18,632            14,947
   Deferred income tax                                                                                 94                 -
   Other liabilities                                                                                1,853             2,124
   Separate account liabilities                                                                   105,092           113,744
------------------------------------------------------------------------------------------- ----------------- ----------------
        TOTAL LIABILITIES                                                                         131,112           135,643
        ----------------------------------------------------------------------------------- ----------------- ----------------


STOCKHOLDER'S EQUITY

   Common stock - 1,000 shares authorized, issued and outstanding,
        par value $5,690                                                                                6                 6
   Capital surplus                                                                                  1,806             1,045
   Accumulated other comprehensive income                                                             324                16
   Retained earnings                                                                                2,654             2,125
------------------------------------------------------------------------------------------- ----------------- ----------------
        TOTAL STOCKHOLDER'S EQUITY                                                                  4,790             3,192
        ----------------------------------------------------------------------------------- ----------------- ----------------
             TOTAL LIABILITIES AND STOCKHOLDER'S EQUITY                                     $     135,902     $    138,835
             ------------------------------------------------------------------------------ --- ------------- -- -------------

                 SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES

           CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDER'S EQUITY

NINE MONTHS ENDED SEPTEMBER 30, 2001

                                                                               ACCUMULATED OTHER
                                                                         COMPREHENSIVE INCOME (LOSS)
                                                                         -------------------------------
                                                                          NET UNREALIZED   NET GAIN ON
                                                                             GAIN ON        CASH FLOW                    TOTAL
                                                 OMMON STOCK   APITAL     ECURITIES, NET     HEDGING     RETAINED     TOCKHOLDER'S
  (IN MILLIONS) (UNAUDITED)                     C             CSURPLUS   S    OF TAX       INSTRUMENTS   EARNINGS    S   EQUITY
------------------------------------------------------------------------------------------------------------------------------------
  Balance, December 31, 2000                  $      6      $   1,045   $       16       $      -      $   2,125   $      3,192
  COMPREHENSIVE INCOME

  Net income                                                                                                 529            529
                                                                                                                     ---------------
  Other comprehensive income , net of tax (1)
    Cumulative effect of accounting change(2)                                   (18)           21                             3
    Net unrealized gain on securities (3)                                      241                                          241
    Net gain on cash flow hedging instruments                                                  64                            64
                                                                                                                     ---------------
                                                                                                                     ---------------
  Total other comprehensive income                                                                                          308
                                                                                                                     ---------------
    TOTAL COMPREHENSIVE INCOME                                                                                              837
                                                                                                                     ---------------
  Capital contribution from parent                                761                                                       761
------------------------------------------------------------------------------------------------------------------------------------
    BALANCE, SEPTEMBER 30, 2001               $      6      $   1,806   $      239             85      $   2,654   $      4,790
------------------------------------------------------------------------------------------------------------------------------------

NINE MONTHS ENDED SEPTEMBER 30, 2000

                                                                             ACCUMULATED OTHER
                                                                               COMPREHENSIVE
                                                                               INCOME (LOSS)
                                                                            ---------------------
                                                                                    NET
                                                                                 UNREALIZED

                                                                                  CAPITAL

                                                     OMMON       APITAL      GAINS (LOSSES) ON                        TOTAL
                                                      STOCK      SURPLUS     SECURITIES, NET OF     RETAINED      STOCKHOLDER'S
  (IN MILLIONS) (UNAUDITED)                         C           C                   TAX             EARNINGS         EQUITY
---------------------------------------------------------------------------------------------------------------------------------
  Balance, December 31, 1999                      $     6     $   1,045   $        (255)         $    1,823    $       2,619
  COMPREHENSIVE INCOME

  Net income                                                                                            387              387
                                                                                                                 ----------------
  Other comprehensive income, net of tax (1)
     Net unrealized gain on securities (3)                                          99                                    99
                                                                                                                 ----------------
  Total other comprehensive income                                                                                        99
                                                                                                                 ----------------
    TOTAL COMPREHENSIVE INCOME                                                                                           486
---------------------------------------------------------------------------------------------------------------------------------
    Dividend to parent                                                                                 (185)            (185)
---------------------------------------------------------------------------------------------------------------------------------
    BALANCE, SEPTEMBER 30, 2000                   $     6     $   1,045   $        (156)         $    2,025    $       2,920
---------------------------------------------------------------------------------------------------------------------------------

(1)UNREALIZED GAIN ON SECURITIES IS REFLECTED NET OF TAX PROVISION OF $130 AND $53 FOR THE NINE MONTHS ENDED SEPTEMBER 30, 2001 AND 2000, RESPECTIVELY. CUMULATIVE EFFECT OF ACCOUNTING CHANGE IS NET OF TAX BENEFIT OF $2 FOR THE NINE MONTHS ENDED SEPTEMBER 30, 2001. NET GAIN ON CASH FLOW HEDGING INSTRUMENTS IS NET OF TAX PROVISION OF $34 FOR THE NINE MONTHS ENDED SEPTEMBER 30, 2001.

(2)UNREALIZED GAIN ON SECURITIES, NET OF TAX, INCLUDES CUMULATIVE EFFECT OF ACCOUNTING CHANGE OF $(3) TO NET INCOME AND $21 TO NET GAIN ON CASH FLOW HEDGING INSTRUMENTS.

(3)THERE WERE RECLASSIFICATION ADJUSTMENTS FOR AFTER-TAX LOSSES REALIZED IN NET INCOME OF ($12) AND $(29) FOR THE NINE MONTHS ENDED SEPTEMBER 30, 2001 AND 2000, RESPECTIVELY.

                 SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
                      CONSOLIDATED STATEMENTS OF CASH FLOWS

                                                                                                       NINE MONTHS ENDED
                                                                                                         SEPTEMBER 30,
                                                                                                 -------------------------------
(IN MILLIONS) (UNAUDITED)                                                                             2001            2000
------------------------------------------------------------------------------------------------ ---------------- --------------
OPERATING ACTIVITIES

   Net income                                                                                    $        529     $        387
ADJUSTMENTS TO RECONCILE NET INCOME TO NET CASH PROVIDED BY OPERATING ACTIVITIES

   Net realized capital losses                                                                             36               44
   Cumulative effect of accounting changes, net of tax                                                      6                -

   Amortization of deferred policy acquisition costs and present value of future profits                  417              462
   Additions to deferred policy acquisition costs and present value of future profits                    (719)            (691)
   Depreciation and amortization                                                                          (18)             (20)
   (Increase) decrease in premiums receivable and agents' balances                                         (3)               6
   (Decrease) increase in other liabilities                                                              (119)             169
   Change in receivables, payables and accruals                                                           (59)              40
   (Decrease) increase in accrued tax                                                                     (22)             262
   Change in deferred income tax                                                                           35              (56)
   Increase in future policy benefits                                                                     262              311
   (Increase) decrease in reinsurance recoverables                                                        (84)              27
   Other, net                                                                                            (111)              79
------------------------------------------------------------------------------------------------ ---------------- --------------
------------------------------------------------------------------------------------------------ ---------------- --------------
      NET CASH PROVIDED BY OPERATING ACTIVITIES                                                           150            1,020
------------------------------------------------------------------------------------------------ ---------------- --------------
INVESTING ACTIVITIES

   Purchases of investments                                                                            (7,074)          (4,134)
   Sales of investments                                                                                 3,191            3,458
   Maturities and principal paydowns of fixed maturity investments                                      1,688            1,117
   Purchase of affiliates and other                                                                         -                2
   Acquisition of Fortis Financial Group                                                                 (715)               -
------------------------------------------------------------------------------------------------ ---------------- --------------
------------------------------------------------------------------------------------------------ ---------------- --------------
      NET CASH (USED FOR) PROVIDED BY INVESTING ACTIVITIES                                             (2,910)             443
------------------------------------------------------------------------------------------------ ---------------- --------------
FINANCING ACTIVITIES

   Capital contribution from parent                                                                       761                -
   Dividends paid                                                                                           -             (185)
------------------------------------------------------------------------------------------------ ---------------- --------------
   Net receipts (disbursements) for investment and universal life-type
      contracts charged against  policyholder accounts                                                  2,014           (1,238)
------------------------------------------------------------------------------------------------ ---------------- --------------
------------------------------------------------------------------------------------------------ ---------------- --------------
      NET CASH PROVIDED BY (USED FOR) FINANCING ACTIVITIES                                              2,775           (1,423)
------------------------------------------------------------------------------------------------ ---------------- --------------
------------------------------------------------------------------------------------------------ ---------------- --------------
   Net increase in cash                                                                                    15               40
   Cash - beginning of period                                                                              56               55
------------------------------------------------------------------------------------------------ ---------------- --------------
------------------------------------------------------------------------------------------------ -- ------------- -- ------------
      CASH - END OF PERIOD                                                                       $         71     $         95
------------------------------------------------------------------------------------------------ -- ------------- -- ------------

SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION

NET CASH PAID DURING THE PERIOD FOR

Income taxes                                                                                     $         27     $        34

                 SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

              (DOLLAR AMOUNTS IN MILLIONS, UNLESS OTHERWISE STATED)

                                   (UNAUDITED)

NOTE 1.  SIGNIFICANT ACCOUNTING POLICIES

(a)   BASIS OF PRESENTATION

The accompanying unaudited consolidated financial statements of Hartford Life Insurance Company and subsidiaries ("Hartford Life Insurance Company" or the "Company") an indirect, wholly-owned subsidiary of Hartford Life, Inc. ("Hartford Life") have been prepared pursuant to the rules and regulations of the Securities and Exchange Commission. Certain information and note disclosures which are normally included in financial statements prepared on the basis of accounting principles generally accepted in the United States have been condensed or omitted pursuant to those rules and regulations, although the Company believes that the disclosures made are adequate to make the information presented not misleading. In the opinion of management, these statements include all adjustments which were normal recurring adjustments necessary to present fairly the financial position, results of operations and cash flows for the periods presented. For a description of significant accounting policies, see
Note 2 of Notes to Consolidated Financial Statements in Hartford Life Insurance Company's 2000 Form 10-K Annual Report.

On April 2, 2001, Hartford Life acquired the U.S. individual life insurance, annuity and mutual fund businesses of Fortis, Inc. (operating as "Fortis Financial Group", or "Fortis") which was affected through several reinsurance agreements with Hartford Life Insurance Company. The acquisition was accounted for as a purchase transaction and, as such, the applicable revenues and expenses generated by this business from April 2, 2001 forward are included in the Company's Consolidated Statements of Income. (For a further discussion of the Fortis Acquisition, see Note 4.)

Certain reclassifications have been made to prior year financial information to conform to the current year classification of transactions and accounts.

(b) ADOPTION OF NEW ACCOUNTING STANDARDS

Effective January 1, 2001, the Company adopted Statement of Financial Accounting Standards ("SFAS") No. 133, "Accounting for Derivative Instruments and Hedging Activities", as amended by SFAS Nos. 137 and 138. The standard requires, among other things, that all derivatives be carried on the balance sheet at fair value. The standard also specifies hedge accounting criteria under which a derivative can qualify for special accounting. In order to receive special accounting, the derivative instrument must qualify as a hedge of either the fair value or the variability of the cash flow of a qualified asset or liability, or forecasted transaction. Special accounting for qualifying hedges provides for matching the timing of gain or loss recognition on the hedging instrument with the recognition of the corresponding changes in value of the hedged item. The Company's policy prior to adopting SFAS No. 133 was to carry its derivative instruments on the balance sheet in a manner similar to the hedged item(s).

Upon adoption of SFAS No. 133, the Company recorded a $3 charge in net income as a net of tax cumulative effect of accounting change. The transition adjustment was primarily comprised of gains and losses on derivatives that had been previously deferred and not adjusted to the carrying amount of the hedged item. Also included in the transition adjustment were offsetting gains and losses related to recognizing at fair value all derivatives that are designated as fair-value hedging instruments offset by the difference between the book values and fair values of related hedged items attributable to the hedged risks. The entire transition amount was previously recorded in Accumulated Other Comprehensive Income ("OCI") - Unrealized Gain/Loss on Securities in accordance with SFAS No. 115. Gains and losses on derivatives that were previously deferred as adjustments to the carrying amount of hedged items were not affected by the implementation of SFAS No. 133.

Upon adoption, the Company also reclassified $21, net of tax, to Accumulated OCI
- Net Gain on Cash Flow Hedging Instruments from Accumulated OCI - Unrealized Gain/Loss on Securities. This reclassification reflects the January 1, 2001 net unrealized gain for all derivatives that are designated as cash-flow hedging instruments.

For a further discussion of the Company's accounting policies for derivative instruments, see Note 3 of Notes to Consolidated Financial Statements included in Hartford Life Insurance Company's March 31, 2001 Form 10-Q.

For a further discussion of Hartford Life Insurance Company's derivative results by hedge category for the quarter and nine months ended September 30, 2001, see
Note 3, Derivatives and Hedging Activities below.

Effective April 1, 2001, the Company adopted Emerging Issues Task Force ("EITF") Issue 99-20, "Recognition of Interest Income and Impairment on Purchased and Retained Beneficial Interests in Securitized Financial Assets". Under the consensus, investors in certain asset-backed securities are required to record changes in their estimated yield on a prospective basis and to evaluate these securities for an other than temporary decline in value. If the fair value of the asset-backed security has declined below its carrying amount and the decline is determined to be other than temporary, the security is written down to fair value. Upon adoption of EITF 99-20, the Company recorded a $3 charge to net income as a net of tax cumulative effect of accounting change.

Effective September 2001, the Company adopted EITF Issue 01-10 "Accounting for the Impact of the Terrorist Attacks of September 11, 2001". Under the consensus, costs related to the terrorist acts should be reported as part of income from continuing operations and not as an extraordinary item. The Company has recognized and classified all direct and indirect costs associated with the attack of September 11 in accordance with the consensus. (For a discussion of the impact of the September 11 terrorist attack, see Note 2)

(c) FUTURE ADOPTION OF NEW ACCOUNTING STANDARDS

In August 2001, the Financial Accounting Standards Board ("FASB") issued SFAS No. 144, "Accounting for the Impairment or Disposal of Long-Lived Assets". SFAS No. 144 establishes an accounting model for long-lived assets to be disposed of by sale that applies to all long-lived assets, including discontinued operations. SFAS No. 144 requires that those long-lived assets be measured at the lower of carrying amount or fair value less cost to sell, whether reported in continuing operations or in discontinued operations. The provisions of Statement 144 are effective for financial statements issued for fiscal years beginning after December 15, 2001. Adoption of SFAS No. 144 will not have a material impact on the Company's financial condition or results of operations.

In June 2001, the FASB issued SFAS No. 141, "Business Combinations". SFAS No. 141 eliminates the pooling-of-interests method of accounting for business combinations and requires that all business combinations be accounted for under the purchase method. The purchase method of accounting requires that net assets acquired that constitute a business be recorded at their fair value with any excess cost over the amounts assigned to net assets acquired recorded as goodwill. SFAS No. 141 also requires that certain intangible assets acquired in a business combination be recognized apart from goodwill.

The provisions of SFAS No. 141 apply to all business combinations initiated after June 30, 2001. Use of the pooling-of-interests method of accounting for those transactions is prohibited. Adoption of SFAS No. 141 will not have a material impact on the Company's financial condition or results of operations.

In June 2001, the FASB issued SFAS No. 142, "Goodwill and Other Intangible Assets". Under current accounting guidance, goodwill resulting from a business combination is amortized against income over its estimated useful life. Under SFAS No. 142, goodwill is no longer amortized as an expense but instead is reviewed and tested for impairment under a fair value approach. Goodwill will be tested for impairment at least annually or more frequently as a result of an event or change in circumstances that would indicate an impairment may be necessary.

Goodwill must be tested for impairment in the year of adoption with an initial test to determine potential impairment, to be performed within six months of adoption. If the initial test indicates potential impairment, then a more detailed analysis to determine the extent of the impairment related to goodwill must be completed within twelve months of adoption.

SFAS No. 142 also requires that the useful lives of previously recognized intangible assets other than goodwill be reassessed and the remaining amortization periods adjusted accordingly. The reassessment must be completed prior to the end of the first quarter of 2002.

All of the provisions of SFAS No. 142 will be applied beginning January 1, 2002 to all goodwill and other intangible assets, regardless of when those assets were initially recognized. Adoption of SFAS No. 142 will result in the elimination of goodwill amortization. The Company expects goodwill amortization to approximate $4, after-tax, in 2001 and to have approximated $6, after-tax in 2002. The Company is in the process of assessing the impacts from the implementation of the other provisions of SFAS No.142.

2.       SEPTEMBER 11 TERRORIST ATTACK

As a result of the September 11 terrorist attack, the Company recorded an estimated loss amounting to $9, net of taxes and reinsurance, in the third quarter of 2001. The Company based the loss estimate upon a review of insured exposures using a variety of assumptions and actuarial techniques, including estimated amounts for unknown and unreported policyholder losses. Also included was an estimate of amounts recoverable under the Company's ceded reinsurance programs, including the cost of additional reinsurance premiums. As a result of the uncertainties involved in the estimation process, final claims settlement may vary from present estimates.

3.       DERIVATIVES AND HEDGING ACTIVITIES

The Company utilizes a variety of derivative instruments, including swaps, caps, floors, forwards and exchange traded futures and options, in order to achieve one of three Company approved objectives: to hedge risk arising from interest rate, price or currency exchange rate volatility; to manage liquidity; or to control transaction costs. The Company is considered an "end-user" of derivative instruments and, as such, does not make a market or trade in these instruments for the express purpose of earning trading profits.

For a detailed discussion of the Company's use of derivative instruments see
Note 2 of Notes to Consolidated Financial Statements included in Hartford Life Insurance Company's March 31, 2001 Form 10-Q.

As of September 30, 2001, the Company reported $144 of derivative assets in other investments and $71 of derivative liabilities in other liabilities.

CASH-FLOW HEDGES

For the period ended September 30, 2001, the Company's gross gains and losses representing the total ineffectiveness of all cash-flow hedges essentially offset, with the net impact reported as realized capital gains or losses. All components of each derivative's gain or loss are included in the assessment of hedge effectiveness.

Gains and losses on derivative contracts that are reclassified from OCI to current period earnings are included in the line item in the statement of income in which the hedged item is recorded. As of September 30, 2001, approximately $3 of after-tax deferred net gain on derivative instruments accumulated in OCI are expected to be reclassified to earnings during the next twelve months. This expectation is based on the anticipated interest payments on hedged investments in fixed maturity securities that will occur over the next twelve months, at which time the Company will recognize the deferred net gains/losses as an adjustment to interest income over the term of the investment cash flows. The maximum term over which the Company is hedging its exposure to the variability of future cash flows (for all forecasted transactions, excluding interest payments on variable-rate debt) is twelve months. As of September 30, 2001, the Company held approximately $2.0 billion in derivative notional value related to strategies categorized as cash-flow hedges. There were no reclassifications from OCI to earnings resulting from the discontinuance of cash-flow hedges during the nine months ended September 30, 2001.

FAIR-VALUE HEDGES

For the nine months ended September 30, 2001, the Company's gross gains and losses representing the total ineffectiveness of all fair-value hedges essentially offset, with the net impact reported as realized capital gains or losses. All components of each derivative's gain or loss are included in the assessment of hedge effectiveness. As of September 30, 2001, the Company held approximately $214 in derivative notional value related to strategies categorized as fair-value hedges.

OTHER RISK MANAGEMENT ACTIVITIES

In general, the Company's other risk management activities relate to strategies used to meet the previously mentioned Company-approved objectives. Swap agreements, interest rate cap and floor agreements and option contracts are used to meet these objectives. Changes in the value of all derivatives held for other risk management purposes are reported in current period earnings as realized capital gains and losses. As of September 30, 2001 the Company held approximately $2.7 billion in derivative notional value related to strategies categorized as Other Risk Management Activities.

4.       FORTIS ACQUISITION

On April 2, 2001, Hartford Life acquired Fortis Financial Group for $1.12 billion in cash. This acquisition was effected through several reinsurance agreements between Hartford Life Insurance Company and various subsidiaries of Fortis and the purchase of 100% of the stock of Fortis Advisers, Inc. and Fortis Investors, Inc., wholly-owned subsidiaries of Fortis, Inc., by Hartford Life and Accident Insurance Company, the Company's parent. The acquisition was accounted for as a purchase transaction and, as such, the applicable revenues and expenses generated by this business from April 2, 2001 forward are included in the Company's Consolidated Statements of Income.

Hartford Life financed this acquisition through (1) a capital contribution from The Hartford of $615 from its February 16, 2001 offering of common stock, (2) net proceeds from the March 1, 2001 issuance of $400 of senior debt securities under Hartford Life's June 1998 shelf registration and (3) net proceeds from the March 6, 2001 issuance of $200 of trust preferred securities also under Hartford Life's June 1998 shelf registration.

The assets and liabilities acquired in this transaction were recorded at values prescribed by applicable purchase accounting rules, which generally represent estimated fair value. In addition, an intangible asset representing the present value of future profits ("PVP") of the acquired business was established in the amount of $605. The PVP is amortized to expense in relation to the estimated gross profits of the underlying insurance contracts, and interest is accreted on the unamortized balance. For the quarter ended September 30, 2001, amortization of PVP amounted to $10. Goodwill of $169, representing the excess of the purchase price over the amount of net assets (including PVP) acquired related to the insurance operations purchased by the Company, has also been recorded and is being amortized on a straight-line basis over a 25 year period.

5.       SALE OF SUDAMERICANA HOLDING S.A.

On September 7, 2001, Hartford Life completed the sale of its ownership interest in an Argentine subsidiary, Sudamericana Holding S.A. The Company recognized an after-tax net realized capital loss of $11 related to the sale.

6.       COMMITMENTS AND CONTINGENT LIABILITIES

(a)      LITIGATION

Hartford Life Insurance Company is involved or may become involved in various legal actions, in the normal course of its business, in which claims for alleged economic and punitive damages have been or may be asserted. Some of the pending litigation has been filed as purported class actions and some actions have been filed in certain jurisdictions that permit punitive damage awards that are disproportionate to the actual damages incurred. Although there can be no assurances, at the present time, the Company does not anticipate that the ultimate liability, if any, arising from potential, pending or threatened legal actions, after consideration of provisions made for estimated losses and costs of defense, will have a material adverse effect on the financial condition or operating results of the Company.

(b)      TAX MATTERS

The Company's federal income tax returns are routinely audited by the Internal Revenue Service ("IRS"). In August 2001, the Company recorded a $130 benefit primarily the result of the favorable treatment of certain tax matters related to separate account investment activity arising during the 1996-2000 tax years. During 2000, the Company recorded a $24 tax benefit as a result of a settlement with the IRS with respect to certain similar tax matters for the 1993-1995 tax years.

Management believes that adequate provisions have been made in the financial statements for any potential assessments that may result from tax examination and other tax related matters for all open tax years.

7.       SEGMENT INFORMATION

Hartford Life Insurance Company is organized into three reportable operating segments which include Investment Products, Individual Life and Corporate Owned Life Insurance (COLI). Investment Products offers individual variable and fixed annuities, retirement plan services and other investment products. Individual Life sells a variety of life insurance products, including variable life, universal life, interest sensitive whole life and term life insurance. COLI primarily offers variable products used by employers to fund non-qualified benefits or other post-employment benefit obligations as well as leveraged COLI. The Company includes in "Other" corporate items not directly allocable to any of its reportable operating segments, as well as certain group benefit products including group life and disability insurance that is directly written by the Company and is substantially ceded to its parent, Hartford Life and Accident Insurance Company, a wholly-owned subsidiary of Hartford Life, Inc.

The accounting policies of the reportable operating segments are the same as those described in the summary of significant accounting policies in Note 2 of Notes to Consolidated Financial Statements in Hartford Life Insurance Company's 2000 Form 10-K Annual Report. Hartford Life Insurance Company evaluates performance of its segments based on revenues, net income and the segment's return on allocated capital. The Company charges direct operating expenses to the appropriate segment and allocates the majority of indirect expenses to the segments based on an intercompany expense arrangement. Intersegment revenues are not significant and primarily occur between corporate and the operating segments. These amounts include interest income on allocated surplus and the allocation of net realized capital gains and losses through net investment income utilizing the duration of the segment's investment portfolios. The following tables present summarized financial information concerning the Company's segments.

THIRD QUARTER ENDED                                       INVESTMENT      INDIVIDUAL
SEPTEMBER 30, 2001                                         PRODUCTS          LIFE            COLI          OTHER        TOTAL
------------------------------------------------------------------------------------------------------------------------------------
Total revenues                                        $        525     $        205    $        169   $         18  $        917
Net income                                                      92               26               8            139           265
------------------------------------------------------------------------------------------------------------------------------------

THIRD QUARTER ENDED                                       Investment      Individual
SEPTEMBER 30, 2000                                         Products          Life            COLI          Other        Total
------------------------------------------------------------------------------------------------------------------------------------
Total revenues                                        $        522     $        141    $        238   $         18  $        919
Net income                                                      86               19               9             15           129
------------------------------------------------------------------------------------------------------------------------------------

NINE MONTHS ENDED                                         Investment      Individual
SEPTEMBER 30, 2001                                         Products          Life            COLI          Other        Total
------------------------------------------------------------------------------------------------------------------------------------
Total revenues                                        $      1,578     $        553    $        532   $         64  $      2,727
Net income                                                     278               75              26            150           529
------------------------------------------------------------------------------------------------------------------------------------

NINE MONTHS ENDED                                         Investment      Individual
SEPTEMBER 30, 2000                                         Products          Life            COLI          Other        Total
------------------------------------------------------------------------------------------------------------------------------------
Total revenues                                        $      1,548     $        405    $        572   $         63  $      2,588
Net income                                                     262               53              25             47           387
------------------------------------------------------------------------------------------------------------------------------------

 REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS
--------------------------------------------------------------------------------
TO HARTFORD LIFE INSURANCE COMPANY
SEPARATE ACCOUNT TWO AND TO THE
OWNERS OF UNITS OF INTEREST THEREIN:

We have audited the accompanying statements of assets and liabilities of Hartford Life Insurance Company Separate Account Two (Bond Fund, Stock Fund, Money Market Fund, Advisers Fund, Capital Appreciation Fund, Mortgage Securities Fund, Index Fund, International Opportunities Fund, Dividend and Growth Fund, International Advisers Fund, Small Company Fund, MidCap Fund, Growth and Income Fund, High Yield Fund, Global Leaders Fund, Smith Barney Cash Portfolio, Smith Barney Appreciation Fund, Smith Barney Government Portfolio, BB&T Growth and Income Fund, AmSouth Equity Income Fund, Mentor VIP Capital Growth Fund, Mentor VIP Perpetual International Fund, Mentor VIP Growth Fund, Mitchell Hutchins Growth and Income Portfolio, Mitchell Hutchins Strategic Income Portfolio, Mitchell Hutchins Tactical Allocation Portfolio, Huntington VA Income Equity Fund, AMSouth Select Equity Fund, Evergreen VA Foundation Fund, Evergreen VA Omega Fund, Evergreen VA Special Equity Fund, Global Health Fund, Global Technology Fund, Merrill Lynch Global Growth Focus Fund, Mercury V.I. U.S. Large Cap Fund, OFFIT VIF - High Yield Fund, Armada Advantage Equity Growth Fund, Armada Advantage International Equity Fund, Armada Advantage Mid Cap Growth Fund, Prudential 20/20 Focus Portfolio, Prudential Jennison Portfolio, Wachovia Balanced Fund II, Wachovia Equity Fund II and Wachovia Special Values Fund II sub-accounts) (collectively, the Account), as of December 31, 2000, and the related statements of operations for the periods presented in the year then ended and the statements of changes in net assets for the periods presented in the two years then ended. These financial statements are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of the Account as of December 31, 2000, and the results of their operations and the changes in their net assets for the periods presented in conformity with accounting principles generally accepted in the United States.

Hartford, Connecticut
February 21, 2001                                            ARTHUR ANDERSEN LLP

_____________________________________ SA-1 _____________________________________

 SEPARATE ACCOUNT TWO
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES
DECEMBER 31, 2000

                            BOND FUND
                           SUB-ACCOUNT
                           ------------
ASSETS:
  Investments:
    Hartford Bond HLS
     Fund, Inc. --
     Class IA
    Shares 349,514,459
    Cost $365,614,744
      Market Value.......  $387,227,768
    Hartford Bond HLS
     Fund, Inc. --
     Class IB
    Shares 1,346,839
    Cost $1,419,723
      Market Value.......     1,490,467
    Hartford Stock HLS
     Fund, Inc. --
     Class IA
    Shares 489,567,618
    Cost $2,009,893,448
      Market Value.......       --
    Hartford Stock HLS
     Fund, Inc. --
     Class IB
    Shares 2,953,951
    Cost $18,620,474
      Market Value.......       --
    Hartford Money Market
     HLS Fund, Inc. --
     Class IA
    Shares 433,534,231
    Cost $433,534,231
      Market Value.......       --
    Hartford Money Market
     HLS Fund, Inc. --
     Class IB
    Shares 4,835,631
    Cost $4,835,631
      Market Value.......       --
    Hartford Advisers HLS
     Fund, Inc. --
     Class IA
    Shares 1,930,620,917
    Cost $3,843,576,466
      Market Value.......       --
    Hartford Advisers HLS
     Fund, Inc. --
     Class IB
    Shares 7,107,554
    Cost $19,414,595
      Market Value.......       --
    Hartford Capital
     Appreciation HLS
     Fund, Inc. --
     Class IA
    Shares 523,589,697
    Cost $1,924,014,660
      Market Value.......       --
    Hartford Capital
     Appreciation HLS
     Fund, Inc. --
     Class IB
    Shares 3,383,755
    Cost $20,829,706
      Market Value.......       --
    Hartford Mortgage
     Securities HLS
     Fund, Inc. --
     Class IA
    Shares 130,557,514
    Cost $140,848,433
      Market Value.......       --
    Hartford Mortgage
     Securities HLS
     Fund, Inc. --
     Class IB
    Shares 321,912
    Cost $352,885
      Market Value.......       --
  Due from Hartford Life
   Insurance Company.....       469,866
  Receivable from fund
   shares sold...........       --
                           ------------
  Total Assets...........   389,188,101
                           ------------
LIABILITIES:
  Due to Hartford Life
   Insurance Company.....       --
  Payable for fund shares
   purchased.............       469,301
                           ------------
  Total Liabilities......       469,301
                           ------------
  Net Assets (variable
   annuity contract
   liabilities)..........  $388,718,800
                           ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-2 _____________________________________

                                           MONEY MARKET                  CAPITAL APPRECIATION     MORTGAGE
                             STOCK FUND        FUND      ADVISERS FUND           FUND          SECURITIES FUND
                            SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT        SUB-ACCOUNT         SUB-ACCOUNT
                           --------------  ------------  --------------  --------------------  ---------------
ASSETS:
  Investments:
    Hartford Bond HLS
     Fund, Inc. --
     Class IA
    Shares 349,514,459
    Cost $365,614,744
      Market Value.......        --            --             --                --                  --
    Hartford Bond HLS
     Fund, Inc. --
     Class IB
    Shares 1,346,839
    Cost $1,419,723
      Market Value.......        --            --             --                --                  --
    Hartford Stock HLS
     Fund, Inc. --
     Class IA
    Shares 489,567,618
    Cost $2,009,893,448
      Market Value.......  $2,878,724,172      --             --                --                  --
    Hartford Stock HLS
     Fund, Inc. --
     Class IB
    Shares 2,953,951
    Cost $18,620,474
      Market Value.......      17,365,675      --             --                --                  --
    Hartford Money Market
     HLS Fund, Inc. --
     Class IA
    Shares 433,534,231
    Cost $433,534,231
      Market Value.......        --        $433,534,231       --                --                  --
    Hartford Money Market
     HLS Fund, Inc. --
     Class IB
    Shares 4,835,631
    Cost $4,835,631
      Market Value.......        --          4,835,631        --                --                  --
    Hartford Advisers HLS
     Fund, Inc. --
     Class IA
    Shares 1,930,620,917
    Cost $3,843,576,466
      Market Value.......        --            --        $5,145,212,860         --                  --
    Hartford Advisers HLS
     Fund, Inc. --
     Class IB
    Shares 7,107,554
    Cost $19,414,595
      Market Value.......        --            --           18,924,346          --                  --
    Hartford Capital
     Appreciation HLS
     Fund, Inc. --
     Class IA
    Shares 523,589,697
    Cost $1,924,014,660
      Market Value.......        --            --             --            $3,102,788,879          --
    Hartford Capital
     Appreciation HLS
     Fund, Inc. --
     Class IB
    Shares 3,383,755
    Cost $20,829,706
      Market Value.......        --            --             --                20,041,658          --
    Hartford Mortgage
     Securities HLS
     Fund, Inc. --
     Class IA
    Shares 130,557,514
    Cost $140,848,433
      Market Value.......        --            --             --                --              $148,606,568
    Hartford Mortgage
     Securities HLS
     Fund, Inc. --
     Class IB
    Shares 321,912
    Cost $352,885
      Market Value.......        --            --             --                --                   365,743
  Due from Hartford Life
   Insurance Company.....        --         90,867,049        --                --                  --
  Receivable from fund
   shares sold...........       1,146,949      --            1,990,841             193,523            13,672
                           --------------  ------------  --------------     --------------      ------------
  Total Assets...........   2,897,236,796  529,236,911   5,166,128,047       3,123,024,060       148,985,983
                           --------------  ------------  --------------     --------------      ------------
LIABILITIES:
  Due to Hartford Life
   Insurance Company.....       1,146,544      --            1,996,820             193,617             9,748
  Payable for fund shares
   purchased.............        --         90,780,344        --                --                  --
                           --------------  ------------  --------------     --------------      ------------
  Total Liabilities......       1,146,544   90,780,344       1,996,820             193,617             9,748
                           --------------  ------------  --------------     --------------      ------------
  Net Assets (variable
   annuity contract
   liabilities)..........  $2,896,090,252  $438,456,567  $5,164,131,227     $3,122,830,443      $148,976,235
                           ==============  ============  ==============     ==============      ============

_____________________________________ SA-3 _____________________________________

 SEPARATE ACCOUNT TWO
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2000

                            INDEX FUND
                           SUB-ACCOUNT
                           ------------
ASSETS:
  Investments:
    Hartford Index HLS
     Fund, Inc. --
     Class IA
    Shares 207,893,042
    Cost $497,287,801
      Market Value.......  $774,342,125
    Hartford Index HLS
     Fund, Inc. --
     Class IB
    Shares 1,062,065
    Cost $4,273,407
      Market Value.......     3,951,179
    Hartford
     International
     Opportunities HLS
     Fund, Inc. --
     Class IA
    Shares 297,421,112
    Cost $354,398,045
      Market Value.......       --
    Hartford
     International
     Opportunities HLS
     Fund, Inc. --
     Class IB
    Shares 1,178,528
    Cost $1,787,775
      Market Value.......       --
    Hartford Dividend and
     Growth HLS
     Fund, Inc. --
     Class IA
    Shares 455,447,258
    Cost $732,083,780
      Market Value.......       --
    Hartford Dividend and
     Growth HLS
     Fund, Inc. --
     Class IB
    Shares 1,423,958
    Cost $2,921,358
      Market Value.......       --
    Hartford
     International
     Advisers HLS Fund,
     Inc -- Class IA
    Shares 92,363,428
    Cost $109,195,107
      Market Value.......       --
    Hartford
     International
     Advisers HLS Fund,
     Inc -- Class IB
    Shares 1,000,390
    Cost $1,245,240
      Market Value.......       --
    Hartford Small
     Company HLS
     Fund, Inc. --
     Class IA
    Shares 169,878,712
    Cost $279,971,869
      Market Value.......       --
    Hartford Small
     Company HLS
     Fund, Inc. --
     Class IB
    Shares 2,567,561
    Cost $4,825,314
      Market Value.......       --
    Hartford MidCap HLS
     Fund, Inc. --
     Class IA
    Shares 262,647,341
    Cost $533,811,587
      Market Value.......       --
    Hartford MidCap HLS
     Fund, Inc. --
     Class IB
    Shares 4,445,088
    Cost $10,933,358
      Market Value.......       --
  Due from Hartford Life
   Insurance Company.....       --
  Receivable from fund
   shares sold...........     1,151,560
                           ------------
  Total Assets...........   779,444,864
                           ------------
LIABILITIES:
  Due to Hartford Life
   Insurance Company.....     1,151,827
  Payable for fund shares
   purchased.............       --
                           ------------
  Total Liabilities......     1,151,827
                           ------------
  Net Assets (variable
   annuity contract
   liabilities)..........  $778,293,037
                           ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-4 _____________________________________

                             INTERNATIONAL      DIVIDEND AND   INTERNATIONAL  SMALL COMPANY
                           OPPORTUNITIES FUND   GROWTH FUND    ADVISERS FUND      FUND       MIDCAP FUND
                              SUB-ACCOUNT       SUB-ACCOUNT     SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT
                           ------------------  --------------  -------------  -------------  ------------
ASSETS:
  Investments:
    Hartford Index HLS
     Fund, Inc. --
     Class IA
    Shares 207,893,042
    Cost $497,287,801
      Market Value.......        --                 --              --             --             --
    Hartford Index HLS
     Fund, Inc. --
     Class IB
    Shares 1,062,065
    Cost $4,273,407
      Market Value.......        --                 --              --             --             --
    Hartford
     International
     Opportunities HLS
     Fund, Inc. --
     Class IA
    Shares 297,421,112
    Cost $354,398,045
      Market Value.......     $405,569,972          --              --             --             --
    Hartford
     International
     Opportunities HLS
     Fund, Inc. --
     Class IB
    Shares 1,178,528
    Cost $1,787,775
      Market Value.......        1,608,952          --              --             --             --
    Hartford Dividend and
     Growth HLS
     Fund, Inc. --
     Class IA
    Shares 455,447,258
    Cost $732,083,780
      Market Value.......        --             $967,191,896        --             --             --
    Hartford Dividend and
     Growth HLS
     Fund, Inc. --
     Class IB
    Shares 1,423,958
    Cost $2,921,358
      Market Value.......        --                3,024,655        --             --             --
    Hartford
     International
     Advisers HLS Fund,
     Inc -- Class IA
    Shares 92,363,428
    Cost $109,195,107
      Market Value.......        --                 --         $106,113,202        --             --
    Hartford
     International
     Advisers HLS Fund,
     Inc -- Class IB
    Shares 1,000,390
    Cost $1,245,240
      Market Value.......        --                 --            1,147,874        --             --
    Hartford Small
     Company HLS
     Fund, Inc. --
     Class IA
    Shares 169,878,712
    Cost $279,971,869
      Market Value.......        --                 --              --        $286,600,846        --
    Hartford Small
     Company HLS
     Fund, Inc. --
     Class IB
    Shares 2,567,561
    Cost $4,825,314
      Market Value.......        --                 --              --           4,320,985        --
    Hartford MidCap HLS
     Fund, Inc. --
     Class IA
    Shares 262,647,341
    Cost $533,811,587
      Market Value.......        --                 --              --             --        $647,952,829
    Hartford MidCap HLS
     Fund, Inc. --
     Class IB
    Shares 4,445,088
    Cost $10,933,358
      Market Value.......        --                 --              --             --          10,943,535
  Due from Hartford Life
   Insurance Company.....        --                  100,858         28,699        --             --
  Receivable from fund
   shares sold...........       16,617,009          --              --          37,150,634     35,811,871
                              ------------      ------------   ------------   ------------   ------------
  Total Assets...........      423,795,933       970,317,409    107,289,775    328,072,465    694,708,235
                              ------------      ------------   ------------   ------------   ------------
LIABILITIES:
  Due to Hartford Life
   Insurance Company.....       16,618,881          --              --          37,150,665     35,811,357
  Payable for fund shares
   purchased.............        --                   98,707         28,665        --             --
                              ------------      ------------   ------------   ------------   ------------
  Total Liabilities......       16,618,881            98,707         28,665     37,150,665     35,811,357
                              ------------      ------------   ------------   ------------   ------------
  Net Assets (variable
   annuity contract
   liabilities)..........     $407,177,052      $970,218,702   $107,261,110   $290,921,800   $658,896,878
                              ============      ============   ============   ============   ============

_____________________________________ SA-5 _____________________________________

 SEPARATE ACCOUNT TWO
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2000

                            GROWTH AND   HIGH YIELD
                           INCOME FUND      FUND
                           SUB-ACCOUNT   SUB-ACCOUNT
                           ------------  -----------
ASSETS:
  Investments:
    Hartford Growth and
     Income HLS Fund --
     Class IA
    Shares 873,333,313
    Cost $117,026,174
      Market Value.......  $115,820,828      --
    Hartford Growth and
     Income HLS Fund --
     Class IB
    Shares 1,950,540
    Cost $2,768,541
      Market Value.......    2,580,322       --
    Hartford High Yield
     HLS Fund --
     Class IA
    Shares 29,358,571
    Cost $29,931,470
      Market Value.......      --        $27,579,383
    Hartford High Yield
     HLS Fund --
     Class IB
    Shares 560,725
    Cost $561,018
      Market Value.......      --            525,869
    Hartford Global
     Leaders HLS Fund --
     Class IA
    Shares 97,935,660
    Cost $179,040,949
      Market Value.......      --            --
    Hartford Global
     Leaders HLS Fund --
     Class IB
    Shares 2,321,386
    Cost $4,360,734
      Market Value.......      --            --
    Smith Barney Cash
     Portfolio
    Shares 399,284
    Cost $399,284
      Market Value.......      --            --
    Smith Barney
     Appreciation Fund
    Shares 14,870
    Cost $127,476
      Market Value.......      --            --
    Smith Barney
     Government Portfolio
    Shares 28,439
    Cost $28,439
      Market Value.......      --            --
    BB&T Growth and
     Income Fund
    Shares 2,789,377
    Cost $34,143,295
      Market Value.......      --            --
    AmSouth Equity Income
     Fund
    Shares 6,470,452
    Cost $83,888,080
      Market Value.......      --            --
  Due from Hartford Life
   Insurance Company.....      --             30,250
  Receivable from fund
   shares sold...........      145,321       --
                           ------------  -----------
  Total Assets...........  118,546,471    28,135,502
                           ------------  -----------
LIABILITIES:
  Due to Hartford Life
   Insurance Company.....      145,144       --
  Payable for fund shares
   purchased.............      --             30,113
                           ------------  -----------
  Total Liabilities......      145,144        30,113
                           ------------  -----------
  Net Assets (variable
   annuity contract
   liabilities)..........  $118,401,327  $28,105,389
                           ============  ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-6 _____________________________________

                                                         SMITH BARNEY  SMITH BARNEY                      AMSOUTH
                              GLOBAL      SMITH BARNEY   APPRECIATION   GOVERNMENT     BB&T GROWTH    EQUITY INCOME
                           LEADERS FUND  CASH PORTFOLIO      FUND       PORTFOLIO    AND INCOME FUND      FUND
                           SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT
                           ------------  --------------  ------------  ------------  ---------------  -------------
ASSETS:
  Investments:
    Hartford Growth and
     Income HLS Fund --
     Class IA
    Shares 873,333,313
    Cost $117,026,174
      Market Value.......      --            --              --           --              --               --
    Hartford Growth and
     Income HLS Fund --
     Class IB
    Shares 1,950,540
    Cost $2,768,541
      Market Value.......      --            --              --           --              --               --
    Hartford High Yield
     HLS Fund --
     Class IA
    Shares 29,358,571
    Cost $29,931,470
      Market Value.......      --            --              --           --              --               --
    Hartford High Yield
     HLS Fund --
     Class IB
    Shares 560,725
    Cost $561,018
      Market Value.......      --            --              --           --              --               --
    Hartford Global
     Leaders HLS Fund --
     Class IA
    Shares 97,935,660
    Cost $179,040,949
      Market Value.......  $172,301,243      --              --           --              --               --
    Hartford Global
     Leaders HLS Fund --
     Class IB
    Shares 2,321,386
    Cost $4,360,734
      Market Value.......    4,078,083       --              --           --              --               --
    Smith Barney Cash
     Portfolio
    Shares 399,284
    Cost $399,284
      Market Value.......      --           $399,284         --           --              --               --
    Smith Barney
     Appreciation Fund
    Shares 14,870
    Cost $127,476
      Market Value.......      --            --            $216,361       --              --               --
    Smith Barney
     Government Portfolio
    Shares 28,439
    Cost $28,439
      Market Value.......      --            --              --          $28,439          --               --
    BB&T Growth and
     Income Fund
    Shares 2,789,377
    Cost $34,143,295
      Market Value.......      --            --              --           --           $35,313,513         --
    AmSouth Equity Income
     Fund
    Shares 6,470,452
    Cost $83,888,080
      Market Value.......      --            --              --           --              --           $85,733,492
  Due from Hartford Life
   Insurance Company.....        8,917        28,055         --           --                34,061         179,162
  Receivable from fund
   shares sold...........      --            --               2,310          107          --               --
                           ------------     --------       --------      -------       -----------     -----------
  Total Assets...........  176,388,243       427,339        218,671       28,546        35,347,574      85,912,654
                           ------------     --------       --------      -------       -----------     -----------
LIABILITIES:
  Due to Hartford Life
   Insurance Company.....      --            --                 307           19          --               --
  Payable for fund shares
   purchased.............        8,785        27,259         --           --                31,059         179,488
                           ------------     --------       --------      -------       -----------     -----------
  Total Liabilities......        8,785        27,259            307           19            31,059         179,488
                           ------------     --------       --------      -------       -----------     -----------
  Net Assets (variable
   annuity contract
   liabilities)..........  $176,379,458     $400,080       $218,364      $28,527       $35,316,515     $85,733,166
                           ============     ========       ========      =======       ===========     ===========

_____________________________________ SA-7 _____________________________________

 SEPARATE ACCOUNT TWO
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2000

                                            MENTOR VIP
                             MENTOR VIP      PERPETUAL
                           CAPITAL GROWTH  INTERNATIONAL
                                FUND           FUND
                            SUB-ACCOUNT     SUB-ACCOUNT
                           --------------  -------------
ASSETS:
  Investments:
    Mentor VIP Capital
     Growth Fund
    Shares 1,627,268
    Cost $20,516,210
      Market Value.......   $26,736,006         --
    Mentor VIP Perpetual
     International Fund
    Shares 1,540,554
    Cost $23,390,785
      Market Value.......       --          $24,232,918
    Mentor VIP Growth
     Fund
    Shares 1,105,168
    Cost $12,273,037
      Market Value.......       --              --
    Mitchell Hutchins
     Growth and Income
     Portfolio --
     Class I
    Shares 299,925
    Cost $4,485,456
      Market Value.......       --              --
    Mitchell Hutchins
     Strategic Income
     Portfolio --
     Class I
    Shares 109,460
    Cost $1,345,018
      Market Value.......       --              --
    Mitchell Hutchins
     Tactical Allocation
     Portfolio --
     Class I
    Shares 2,172,751
    Cost $35,116,399
      Market Value.......       --              --
    Huntington VA Income
     Equity Fund
    Shares 139,137
    Cost $1,355,850
      Market Value.......       --              --
    AmSouth Select Equity
     Fund
    Shares 466,620
    Cost $4,127,005
      Market Value.......       --              --
  Due from Hartford Life
   Insurance Company.....       --              --
  Receivable from fund
   shares sold...........       --                  257
                            -----------     -----------
  Total Assets...........    26,736,006      24,233,175
                            -----------     -----------
LIABILITIES:
  Due to Hartford Life
   Insurance Company.....         2,799             489
  Payable for fund shares
   purchased.............       --              --
                            -----------     -----------
  Total Liabilities......         2,799             489
                            -----------     -----------
  Net Assets (variable
   annuity contract
   liabilities)..........   $26,733,207     $24,232,686
                            ===========     ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-8 _____________________________________

                                        MITCHELL HUTCHINS                     MITCHELL HUTCHINS
                           MENTOR VIP      GROWTH AND      MITCHELL HUTCHINS      TACTICAL       HUNTINGTON VA     AMSOUTH
                             GROWTH          INCOME        STRATEGIC INCOME      ALLOCATION      INCOME EQUITY  SELECT EQUITY
                              FUND          PORTFOLIO          PORTFOLIO          PORTFOLIO          FUND           FUND
                           SUB-ACCOUNT     SUB-ACCOUNT        SUB-ACCOUNT        SUB-ACCOUNT      SUB-ACCOUNT    SUB-ACCOUNT
                           -----------  -----------------  -----------------  -----------------  -------------  -------------
ASSETS:
  Investments:
    Mentor VIP Capital
     Growth Fund
    Shares 1,627,268
    Cost $20,516,210
      Market Value.......      --            --                 --                  --               --             --
    Mentor VIP Perpetual
     International Fund
    Shares 1,540,554
    Cost $23,390,785
      Market Value.......      --            --                 --                  --               --             --
    Mentor VIP Growth
     Fund
    Shares 1,105,168
    Cost $12,273,037
      Market Value.......  $17,362,188       --                 --                  --               --             --
    Mitchell Hutchins
     Growth and Income
     Portfolio --
     Class I
    Shares 299,925
    Cost $4,485,456
      Market Value.......      --          $4,348,910           --                  --               --             --
    Mitchell Hutchins
     Strategic Income
     Portfolio --
     Class I
    Shares 109,460
    Cost $1,345,018
      Market Value.......      --            --               $1,237,994            --               --             --
    Mitchell Hutchins
     Tactical Allocation
     Portfolio --
     Class I
    Shares 2,172,751
    Cost $35,116,399
      Market Value.......      --            --                 --               $34,286,010         --             --
    Huntington VA Income
     Equity Fund
    Shares 139,137
    Cost $1,355,850
      Market Value.......      --            --                 --                  --            $1,401,109        --
    AmSouth Select Equity
     Fund
    Shares 466,620
    Cost $4,127,005
      Market Value.......      --            --                 --                  --               --          $4,395,564
  Due from Hartford Life
   Insurance Company.....       7,455          20,958           --                    50,076           2,921        --
  Receivable from fund
   shares sold...........      --            --                      128            --               --             --
                           -----------     ----------         ----------         -----------      ----------     ----------
  Total Assets...........  17,369,643       4,369,868          1,238,122          34,336,086       1,404,030      4,395,564
                           -----------     ----------         ----------         -----------      ----------     ----------
LIABILITIES:
  Due to Hartford Life
   Insurance Company.....      --            --                      125            --               --                 454
  Payable for fund shares
   purchased.............       7,633           9,050           --                    36,987           2,928        --
                           -----------     ----------         ----------         -----------      ----------     ----------
  Total Liabilities......       7,633           9,050                125              36,987           2,928            454
                           -----------     ----------         ----------         -----------      ----------     ----------
  Net Assets (variable
   annuity contract
   liabilities)..........  $17,362,010     $4,360,818         $1,237,997         $34,299,099      $1,401,102     $4,395,110
                           ===========     ==========         ==========         ===========      ==========     ==========

_____________________________________ SA-9 _____________________________________

 SEPARATE ACCOUNT TWO
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2000

                           EVERGREEN VA
                            FOUNDATION   EVERGREEN VA
                               FUND       OMEGA FUND
                           SUB-ACCOUNT   SUB-ACCOUNT
                           ------------  ------------
ASSETS:
  Investments:
    Evergreen VA
     Foundation Fund
    Shares 88,378
    Cost $1,349,216
      Market Value.......   $1,290,316       --
    Evergreen VA Omega
     Fund
    Shares 517,895
    Cost $11,035,319
      Market Value ......      --         $8,788,683
    Evergreen VA Special
     Equity Fund
    Shares 47,694
    Cost $552,215
      Market Value.......      --            --
    Hartford Global
     Health HLS Fund --
     Class IA
    Shares 31,673,238
    Cost $40,907,718
      Market Value.......      --            --
    Hartford Global
     Health HLS Fund --
     Class IB
    Shares 1,064,286
    Cost $1,419,790
      Market Value.......      --            --
    Hartford Global
     Technology HLS
     Fund -- Class IA
    Shares 42,045,444
    Cost $39,799,991
      Market Value.......      --            --
    Hartford Global
     Technology HLS
     Fund -- Class IB
    Shares 1,641,204
    Cost $1,494,260
      Market Value.......      --            --
    Merrill Lynch Global
     Growth Focus Fund
    Shares 8,449
    Cost $109,417
      Market Value.......      --            --
    Mercury V.I. U.S.
     Large Cap Fund
    Shares 2,527
    Cost $27,037
      Market Value.......      --            --
    OFFIT UIF -- High
     Yield Fund
    Shares 1,214
    Cost $10,182
      Market Value.......      --            --
  Due from Hartford Life
   Insurance Company.....      --             37,081
  Receivable from fund
   shares sold...........          144       --
                            ----------    ----------
  Total Assets...........    1,290,460     8,825,764
                            ----------    ----------
LIABILITIES:
  Due to Hartford Life
   Insurance Company.....          149       --
  Payable for fund shares
   purchased.............      --             37,093
                            ----------    ----------
  Total Liabilities......          149        37,093
                            ----------    ----------
  Net Assets (variable
   annuity contract
   liabilities)..........   $1,290,311    $8,788,671
                            ==========    ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-10 ____________________________________

                            EVERGREEN VA                     GLOBAL      MERRILL LYNCH  MERCURY V.I. U.S.       OFFIT
                           SPECIAL EQUITY     GLOBAL       TECHNOLOGY    GLOBAL GROWTH      LARGE CAP      VIF - HIGH YIELD
                                FUND        HEALTH FUND       FUND        FOCUS FUND          FUND               FUND
                            SUB-ACCOUNT     SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT      SUB-ACCOUNT       SUB-ACCOUNT
                           --------------  -------------  -------------  -------------  -----------------  ----------------
ASSETS:
  Investments:
    Evergreen VA
     Foundation Fund
    Shares 88,378
    Cost $1,349,216
      Market Value.......      --               --             --            --              --                --
    Evergreen VA Omega
     Fund
    Shares 517,895
    Cost $11,035,319
      Market Value ......      --               --             --            --              --                --
    Evergreen VA Special
     Equity Fund
    Shares 47,694
    Cost $552,215
      Market Value.......     $506,038          --             --            --              --                --
    Hartford Global
     Health HLS Fund --
     Class IA
    Shares 31,673,238
    Cost $40,907,718
      Market Value.......      --           $45,678,827        --            --              --                --
    Hartford Global
     Health HLS Fund --
     Class IB
    Shares 1,064,286
    Cost $1,419,790
      Market Value.......      --             1,533,670        --            --              --                --
    Hartford Global
     Technology HLS
     Fund -- Class IA
    Shares 42,045,444
    Cost $39,799,991
      Market Value.......      --               --         $26,784,672       --              --                --
    Hartford Global
     Technology HLS
     Fund -- Class IB
    Shares 1,641,204
    Cost $1,494,260
      Market Value.......      --               --           1,044,251       --              --                --
    Merrill Lynch Global
     Growth Focus Fund
    Shares 8,449
    Cost $109,417
      Market Value.......      --               --             --           $98,856          --                --
    Mercury V.I. U.S.
     Large Cap Fund
    Shares 2,527
    Cost $27,037
      Market Value.......      --               --             --            --              $25,140           --
    OFFIT UIF -- High
     Yield Fund
    Shares 1,214
    Cost $10,182
      Market Value.......      --               --             --            --              --                $10,249
  Due from Hartford Life
   Insurance Company.....      --               237,550        --            --              --                --
  Receivable from fund
   shares sold...........      --               --             319,618       --              --                --
                              --------      -----------    -----------      -------          -------           -------
  Total Assets...........      506,038       47,450,047     28,148,541       98,856           25,140            10,249
                              --------      -----------    -----------      -------          -------           -------
LIABILITIES:
  Due to Hartford Life
   Insurance Company.....           16          --             319,754           29                4           --
  Payable for fund shares
   purchased.............      --               237,527        --            --              --                --
                              --------      -----------    -----------      -------          -------           -------
  Total Liabilities......           16          237,527        319,754           29                4           --
                              --------      -----------    -----------      -------          -------           -------
  Net Assets (variable
   annuity contract
   liabilities)..........     $506,022      $47,212,520    $27,828,787      $98,827          $25,136           $10,249
                              ========      ===========    ===========      =======          =======           =======

_____________________________________ SA-11 ____________________________________

 SEPARATE ACCOUNT TWO
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2000

                           ARMADA ADVANTAGE    ARMADA ADVANTAGE
                            EQUITY GROWTH    INTERNATIONAL EQUITY
                                 FUND                FUND
                             SUB-ACCOUNT         SUB-ACCOUNT
                           ----------------  --------------------
ASSETS:
  Investments:
    Armada Advantage
     Equity Growth Fund
    Shares 50,865
    Cost $581,171
      Market Value.......      $551,371            --
    Armada Advantage
     International Equity
     Fund
    Shares 50,062
    Cost $680,816
      Market Value.......       --                 $603,249
    Armada Advantage Mid
     Cap Growth Fund
    Shares 43,481
    Cost $783,541
      Market Value.......       --                 --
    Prudential 20/20
     Focus Portfolio
    Shares 11,229
    Cost $126,793
      Market Value.......       --                 --
    Prudential Jennison
     Portfolio
    Shares 45,836
    Cost $1,319,891
      Market Value.......       --                 --
    Wachovia Balanced
     Fund II
    Shares 68,440
    Cost $658,533
      Market Value.......       --                 --
    Wachovia Equity Fund
     II
    Shares 28,214
    Cost $258,689
      Market Value.......       --                 --
    Wachovia Special
     Values Fund II
    Shares 506
    Cost $5,209
      Market Value.......       --                 --
  Due from Hartford Life
   Insurance Company.....         1,013               1,328
  Receivable from fund
   shares sold...........       --                 --
                               --------            --------
  Total Assets...........       552,384             604,577
                               --------            --------
LIABILITIES:
  Due to Hartford Life
   Insurance Company.....       --                 --
  Payable for fund shares
   purchased.............         1,012               1,325
                               --------            --------
  Total Liabilities......         1,012               1,325
                               --------            --------
  Net Assets (variable
   annuity contract
   liabilities)..........      $551,372            $603,252
                               ========            ========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-12 ____________________________________

                           ARMADA ADVANTAGE  PRUDENTIAL   PRUDENTIAL    WACHOVIA     WACHOVIA       WACHOVIA
                            MID CAP GROWTH   20/20 FOCUS   JENNISON     BALANCED      EQUITY     SPECIAL VALUES
                                 FUND         PORTFOLIO    PORTFOLIO     FUND II      FUND II       FUND II
                             SUB-ACCOUNT     SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT   SUB-ACCOUNT
                           ----------------  -----------  -----------  -----------  -----------  --------------
ASSETS:
  Investments:
    Armada Advantage
     Equity Growth Fund
    Shares 50,865
    Cost $581,171
      Market Value.......       --              --            --          --           --            --
    Armada Advantage
     International Equity
     Fund
    Shares 50,062
    Cost $680,816
      Market Value.......       --              --            --          --           --            --
    Armada Advantage Mid
     Cap Growth Fund
    Shares 43,481
    Cost $783,541
      Market Value.......      $592,649         --            --          --           --            --
    Prudential 20/20
     Focus Portfolio
    Shares 11,229
    Cost $126,793
      Market Value.......       --            $123,411        --          --           --            --
    Prudential Jennison
     Portfolio
    Shares 45,836
    Cost $1,319,891
      Market Value.......       --              --        $1,048,723      --           --            --
    Wachovia Balanced
     Fund II
    Shares 68,440
    Cost $658,533
      Market Value.......       --              --            --        $652,919       --            --
    Wachovia Equity Fund
     II
    Shares 28,214
    Cost $258,689
      Market Value.......       --              --            --          --         $254,208        --
    Wachovia Special
     Values Fund II
    Shares 506
    Cost $5,209
      Market Value.......       --              --            --          --           --            $5,513
  Due from Hartford Life
   Insurance Company.....         1,314         --            --          35,565       58,216           868
  Receivable from fund
   shares sold...........       --                  22           114      --           --            --
                               --------       --------    ----------    --------     --------        ------
  Total Assets...........       593,963        123,433     1,048,837     688,484      312,424         6,381
                               --------       --------    ----------    --------     --------        ------
LIABILITIES:
  Due to Hartford Life
   Insurance Company.....       --                  21           110      --           --            --
  Payable for fund shares
   purchased.............         1,300         --            --          35,565       58,217           868
                               --------       --------    ----------    --------     --------        ------
  Total Liabilities......         1,300             21           110      35,565       58,217           868
                               --------       --------    ----------    --------     --------        ------
  Net Assets (variable
   annuity contract
   liabilities)..........      $592,663       $123,412    $1,048,727    $652,919     $254,207        $5,513
                               ========       ========    ==========    ========     ========        ======

_____________________________________ SA-13 ____________________________________

 SEPARATE ACCOUNT TWO
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2000

                                                                    UNITS
                                                                  OWNED BY          UNIT          CONTRACT
                                                                PARTICIPANTS       PRICE          LIABILITY
                                                                -------------    ----------    ---------------
DEFERRED ANNUITY CONTRACTS IN THE ACCUMULATION PERIOD:
  Bond Fund Qualified 1.00%.................................          116,846    $ 4.704130    $       549,661
  Bond Fund Non-Qualified 1.00%.............................        1,234,424      4.632602          5,718,594
  Bond Fund 1.45%...........................................        1,197,030      1.090698          1,305,598
  Bond Fund 1.60%...........................................          169,709      1.089351            184,872
  Bond Fund 1.25%...........................................      152,493,840      2.416104        368,440,978
  Bond Fund 1.50%...........................................        4,543,135      1.097630          4,986,681
  Bond Fund .25%............................................           52,395      1.674342             87,726
  Bond Fund 1.40%...........................................        2,189,810      2.410093          5,277,645
  Bond Fund 1.65%...........................................          188,543      1.095576            206,562
  Stock Fund Qualified 1.00%................................          612,612     12.810643          7,847,949
  Stock Fund Non-Qualified 1.00%............................        2,367,918     12.249732         29,006,365
  Stock Fund 1.45%..........................................       16,394,045      0.965236         15,824,122
  Stock Fund 1.60%..........................................        1,599,005      0.964062          1,541,540
  Stock Fund 1.25%..........................................      419,494,883      6.587240      2,763,313,475
  Stock Fund 1.50%..........................................       20,299,556      1.120279         22,741,166
  Stock Fund .25%...........................................        1,076,183      3.602512          3,876,963
  Stock Fund 1.40%..........................................        6,394,505      6.570867         42,017,442
  Stock Fund 1.65%..........................................          909,680      1.118180          1,017,187
  Money Market Fund Qualified 1.00%.........................          389,588      2.923147          1,138,824
  Money Market Fund Non-Qualified 1.00%.....................       13,295,649      2.924526         38,883,470
  Money Market Fund 1.25%...................................      189,367,267      1.862550        352,706,003
  Money Market Fund 1.50%...................................       29,464,198      1.097984         32,351,218
  Money Market Fund .25%....................................          185,100      1.439366            266,427
  Money Market Fund 1.40%...................................        3,808,021      1.857923          7,075,010
  Money Market Fund 1.80%...................................           18,009      1.062762             19,139
  Money Market Fund 1.65%...................................          143,427      1.095939            157,187
  Money Market Fund 1.45%...................................        3,310,373      1.036775          3,432,112
  Money Market Fund 1.60%...................................        1,355,642      1.035502          1,403,770
  Advisers Fund Qualified 1.00%.............................        2,292,215      7.105407         16,287,118
  Advisers Fund Non-Qualified 1.00%.........................        7,039,898      7.105407         50,021,342
  Advisers Fund 1.25%.......................................    1,054,157,242      4.708024      4,962,997,593
  Advisers Fund 1.50%.......................................       34,440,602      1.102794         37,980,889
  Advisers Fund .25%........................................        1,021,402      2.733019          2,791,512
  Advisers Fund 1.40%.......................................       11,996,899      4.696316         56,341,228
  Advisers Fund .80%........................................           53,475      1.067236             57,071
  Advisers Fund 1.65%.......................................        1,239,813      1.100730          1,364,699
  Advisers Fund 1.45%.......................................       17,283,182      1.007339         17,410,023
  Advisers Fund 1.60%.......................................        1,505,188      1.006094          1,514,361
  Capital Appreciation Fund Qualified 1.00%.................          598,019     14.222720          8,505,461
  Capital Appreciation Fund Non-Qualified 1.00%.............        1,448,360     14.216854         20,591,122
  Capital Appreciation Fund 1.45%...........................       18,922,738      0.952312         18,020,351
  Capital Appreciation Fund 1.60%...........................        2,125,182      0.951145          2,021,356
  Capital Appreciation Fund 1.25%...........................      357,408,649      8.387961      2,997,929,810
  Capital Appreciation Fund 1.50%...........................       15,684,821      1.488484         23,346,605
  Capital Appreciation Fund .25%............................        1,704,883      4.200804          7,161,879
  Capital Appreciation Fund 1.40%...........................        4,644,587      8.367132         38,861,874

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-14 ____________________________________

                                                                    UNITS
                                                                  OWNED BY          UNIT          CONTRACT
                                                                PARTICIPANTS       PRICE          LIABILITY
                                                                -------------    ----------    ---------------
  Capital Appreciation Fund 1.65%...........................          775,316    $ 1.485710    $     1,151,896
  Mortgage Securities Fund Qualified 1.00%..................          330,867      3.121888          1,032,929
  Mortgage Securities Fund Non-Qualified 1.00%..............        3,594,688      3.121888         11,222,213
  Mortgage Securities Fund 1.45%............................          333,419      1.082101            360,793
  Mortgage Securities Fund 1.60%............................            4,579      1.080770              4,949
  Mortgage Securities Fund 1.50%............................          734,388      1.110776            815,740
  Mortgage Securities Fund 1.25%............................       55,019,036      2.414213        132,827,671
  Mortgage Securities Fund .25%.............................            8,648      1.624750             14,051
  Mortgage Securities Fund 1.40%............................          769,461      2.408219          1,853,029
  Mortgage Securities Fund 1.65%............................          113,481      1.108703            125,816
  Index Fund Qualified 1.00%................................          214,069      1.995090            427,087
  Index Fund Non-Qualified 1.00%............................          600,380      1.995090          1,197,812
  Index Fund 1.50%..........................................        6,819,003      1.105808          7,540,509
  Index Fund 1.25%..........................................      148,780,477      5.011763        745,652,489
  Index Fund .25%...........................................          170,867      3.342757            571,167
  Index Fund 1.40%..........................................        3,069,843      4.999284         15,347,018
  Index Fund 1.65%..........................................          333,757      1.103756            368,386
  Index Fund 1.45%..........................................        3,465,323      0.941700          3,263,295
  Index Fund 1.60%..........................................          731,369      0.940541            687,882
  International Opportunities Fund Qualified 1.00%..........          123,030      1.905698            234,457
  International Opportunities Fund Non-Qualified 1.00%......        1,009,169      1.904679          1,922,144
  International Opportunities Fund 1.25%....................      211,645,639      1.855796        392,771,130
  International Opportunities Fund 1.50%....................        3,402,254      1.039946          3,538,160
  International Opportunities Fund .25%.....................          754,146      2.161963          1,630,435
  International Opportunities Fund 1.40%....................        2,312,070      1.851185          4,280,069
  International Opportunities Fund 1.65%....................          168,812      1.038023            175,230
  International Opportunities Fund 1.45%....................        1,717,704      0.790523          1,357,885
  International Opportunities Fund 1.60%....................          317,994      0.789546            251,071
  Dividend and Growth Fund Qualified 1.00%..................          165,946      2.864385            475,333
  Dividend and Growth Fund Non-Qualified 1.00%..............          796,281      2.864385          2,280,854
  Dividend and Growth Fund 1.25%............................      335,847,256      2.816032        945,756,619
  Dividend and Growth Fund 1.50%............................        5,648,853      1.143356          6,458,650
  Dividend and Growth Fund .25%.............................          247,840      3.014389            747,086
  Dividend and Growth Fund 1.40%............................        2,938,412      2.809008          8,254,023
  Dividend and Growth Fund .80%.............................           37,717      1.171538             44,187
  Dividend and Growth Fund 1.65%............................          190,438      1.141217            217,331
  Dividend and Growth Fund 1.45%............................        2,287,718      1.193030          2,729,316
  Dividend and Growth Fund 1.60%............................          247,854      1.191565            295,334
  International Advisers Fund Qualified 1.00%...............            8,306      1.680137             13,955
  International Advisers Fund Non-Qualified 1.00%...........          151,229      1.680137            254,085
  International Advisers Fund 1.25%.........................       61,513,797      1.655804        101,854,791
  International Advisers Fund .25%..........................           38,176      1.755270             67,008
  International Advisers Fund 1.50%.........................        1,611,319      1.083950          1,746,589
  International Advisers Fund 1.40%.........................        1,092,304      1.651681          1,804,138
  International Advisers Fund 1.65%.........................           72,670      1.081938             78,625
  International Advisers Fund 1.45%.........................        1,171,670      0.898079          1,052,252
  International Advisers Fund 1.60%.........................          106,605      0.896978             95,622
  Small Company Fund Qualified 1.00%........................          225,503      1.952325            440,255

_____________________________________ SA-15 ____________________________________

 SEPARATE ACCOUNT TWO
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2000

                                                                    UNITS
                                                                  OWNED BY          UNIT          CONTRACT
                                                                PARTICIPANTS       PRICE          LIABILITY
                                                                -------------    ----------    ---------------
  Small Company Fund Non-Qualified 1.00%....................          516,956    $ 1.952325    $     1,009,267
  Small Company Fund 1.25%..................................      140,974,851      1.931042        272,228,358
  Small Company Fund .25%...................................          178,653      2.017620            360,455
  Small Company Fund 1.50%..................................        3,465,472      1.363512          4,725,212
  Small Company Fund 1.40%..................................        3,652,611      1.926246          7,035,827
  Small Company Fund .80%...................................           12,543      1.176337             14,755
  Small Company Fund 1.65%..................................          247,860      1.360977            337,332
  Small Company Fund 1.45%..................................        5,429,468      0.716468          3,890,040
  Small Company Fund 1.60%..................................          602,251      0.715580            430,959
  MidCap Fund Qualified 1.00%...............................          355,496      2.567927            912,888
  MidCap Fund Non-Qualified 1.00%...........................          979,396      2.567927          2,515,017
  MidCap Fund 1.50%.........................................        5,896,027      1.878769         11,077,273
  MidCap Fund 1.25%.........................................      241,334,098      2.546060        614,451,093
  MidCap Fund .25%..........................................          381,928      2.634602          1,006,228
  MidCap Fund 1.40%.........................................        6,667,904      2.539716         16,934,582
  MidCap Fund .80%..........................................           13,092      1.608244             21,055
  MidCap Fund 1.65%.........................................          212,988      1.875287            399,413
  MidCap Fund 1.45%.........................................        9,591,012      1.020164          9,784,405
  MidCap Fund 1.60%.........................................        1,137,574      1.018922          1,159,100
  Growth and Income Fund Non-Qualified 1.00%................          118,051      1.333544            157,426
  Growth and Income Fund Qualified 1.00%....................          621,515      1.333544            828,818
  Growth and Income Fund 1.45%..............................        2,378,446      0.963622          2,291,923
  Growth and Income Fund 1.60%..............................          299,661      0.962439            288,406
  Growth and Income Fund 1.50%..............................        4,148,038      1.216259          5,045,088
  Growth and Income Fund 1.25%..............................       78,728,169      1.324971        104,312,541
  Growth and Income Fund .20%...............................           40,104      1.359613             54,526
  Growth and Income Fund 1.40%..............................        3,737,108      1.321665          4,939,205
  Growth and Income Fund .80%...............................           17,008      1.084574             18,447
  Growth and Income Fund 1.65%..............................          262,318      1.213986            318,450
  High Yield Fund Qualified 1.00%...........................            9,988      1.073771             10,725
  High Yield Fund Non-Qualified 1.00%.......................           35,953      1.073771             38,606
  High Yield Fund 1.25%.....................................       22,915,648      1.067758         24,468,366
  High Yield Fund .25%......................................           10,000      1.092063             10,921
  High Yield Fund 1.50%.....................................          667,114      1.061776            708,326
  High Yield Fund 1.40%.....................................        1,880,871      1.065093          2,003,302
  High Yield Fund 1.65%.....................................          120,873      1.059784            128,100
  High Yield Fund 1.45%.....................................          508,394      1.007696            512,307
  High Yield Fund 1.60%.....................................           13,474      1.006461             13,561
  Global Leaders Fund Qualified 1.00%.......................           93,275      1.802012            168,084
  Global Leaders Fund Non-Qualified 1.00%...................          373,598      1.802012            673,228
  Global Leaders Fund .25%..................................       87,887,144      1.792022        157,495,695
  Global Leaders Fund .25%..................................           55,506      1.832620            101,721
  Global Leaders Fund 1.50%.................................        3,327,638      1.781908          5,929,545
  Global Leaders Fund 1.40%.................................        4,200,153      1.787557          7,508,012
  Global Leaders Fund .80%..................................           13,554      1.192925             16,169
  Global Leaders Fund 1.65%.................................          145,380      1.778597            258,573
  Global Leaders Fund 1.45%.................................        4,263,534      0.821971          3,504,501
  Global Leaders Fund 1.60%.................................          698,682      0.820958            573,588

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-16 ____________________________________

                                                                    UNITS
                                                                  OWNED BY          UNIT          CONTRACT
                                                                PARTICIPANTS       PRICE          LIABILITY
                                                                -------------    ----------    ---------------
  Smith Barney Cash Portfolio Qualified 1.00%...............           11,082    $ 3.143996    $        34,843
  Smith Barney Cash Portfolio Non-Qualified 1.00%...........          112,265      3.253355            365,237
  Smith Barney Appreciation Fund 1.00%......................           17,311     12.614294            218,364
  Smith Barney Government Portfolio 1.00%...................           10,098      2.825011             28,527
  BB&T Growth and Income Fund 1.25%.........................       25,296,184      1.354853         34,272,611
  BB&T Growth and Income Fund 1.40%.........................          772,417      1.351477          1,043,904
  AmSouth Equity Income Fund 1.25%..........................       54,976,365      1.354747         74,479,065
  AmSouth Equity Income Fund 1.40%..........................        4,821,637      1.351372          6,515,825
  AmSouth Equity Income Fund 1.45%..........................        5,075,540      0.918759          4,663,198
  AmSouth Equity Income Fund 1.60%..........................           65,504      0.918424             60,161
  Mentor VIP Capital Growth Fund 1.25%......................       19,636,837      1.314418         25,811,012
  Mentor VIP Capital Growth Fund 1.40%......................          301,822      1.311158            395,736
  Mentor VIP Capital Growth Fund 1.45%......................          238,271      1.319479            314,394
  Mentor VIP Capital Growth Fund 1.60%......................          112,913      1.317857            148,804
  Mentor VIP Perpetual International Fund 1.25%.............       17,171,548      1.316303         22,602,961
  Mentor VIP Perpetual International Fund 1.40%.............          678,014      1.313034            890,256
  Mentor VIP Perpetual International Fund 1.45%.............          307,947      0.819218            252,276
  Mentor VIP Perpetual International Fund 1.60%.............          523,887      0.818202            428,645
  Mentor VIP Growth Fund 1.25%..............................       13,916,875      1.214916         16,907,834
  Mentor VIP Growth Fund 1.40%..............................          146,456      1.211899            177,490
  Mentor VIP Growth Fund 1.45%..............................          268,598      0.881575            236,789
  Mitchell Hutchins Growth and Income Portfolio 1.25%.......        3,898,894      1.099588          4,287,177
  Mitchell Hutchins Growth and Income Portfolio 1.40%.......           28,015      1.096864             30,729
  Mitchell Hutchins Growth and Income Portfolio 1.50%.......           42,247      1.015745             42,912
  Mitchell Hutchins Strategic Income Portfolio 1.25%........        1,163,065      0.998814          1,161,685
  Mitchell Hutchins Strategic Income Portfolio 1.40%........           20,836      0.996333             20,760
  Mitchell Hutchins Strategic Income Portfolio 1.50%........           57,365      0.968387             55,552
  Mitchell Hutchins Tactical Allocation Portfolio 1.25%.....       25,585,293      1.195148         30,578,211
  Mitchell Hutchins Tactical Allocation Portfolio 1.40%.....          648,628      1.192175            773,278
  Mitchell Hutchins Tactical Allocation Portfolio 1.50%.....        2,802,991      1.027239          2,879,342
  Mitchell Hutchins Tactical Allocation Portfolio 1.65%.....           34,099      1.189211             40,550
  Huntington VA Income Equity Fund 1.25%....................        1,174,036      1.035103          1,215,248
  Huntington VA Income Equity Fund 1.40%....................          179,862      1.033310            185,854
  AmSouth Select Equity Fund 1.25%..........................        4,317,689      0.937390          4,047,358
  AmSouth Select Equity Fund 1.40%..........................          192,554      0.935038            180,046
  AmSouth Select Equity Fund 1.45%..........................          142,723      1.175043            167,706
  Evergreen VA Foundation Fund 1.25%........................          613,237      0.964516            591,478
  Evergreen VA Foundation Fund 1.40%........................          554,561      0.963192            534,148
  Evergreen VA Foundation Fund 1.45%........................           32,502      0.957173             31,110
  Evergreen VA Foundation Fund 1.60%........................          139,722      0.956002            133,575
  Evergreen VA Omega Fund 1.25%.............................        7,621,572      0.874408          6,664,364
  Evergreen VA Omega Fund 1.40%.............................          986,563      0.873205            861,471
  Evergreen VA Omega Fund 1.45%.............................        1,575,986      0.684644          1,078,990
  Evergreen VA Omega Fund 1.60%.............................          247,974      0.683799            169,566
  Evergreen VA Special Equity Fund 1.25%....................          363,419      0.889634            323,309
  Evergreen VA Special Equity Fund 1.40%....................           96,509      0.888417             85,740
  Evergreen VA Special Equity Fund 1.45%....................           93,347      0.779349             72,750
  Global Health Fund Qualified 1.00%........................           24,579      1.471937             36,179

_____________________________________ SA-17 ____________________________________

 SEPARATE ACCOUNT TWO
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2000

                                                                    UNITS
                                                                  OWNED BY          UNIT          CONTRACT
                                                                PARTICIPANTS       PRICE          LIABILITY
                                                                -------------    ----------    ---------------
  Global Health Fund Non-Qualified 1.00%....................          380,185    $ 1.471937    $       559,607
  Global Health Fund 1.25%..................................       28,571,544      1.469499         41,985,856
  Global Health Fund .25%...................................           56,489      1.479299             83,564
  Global Health Fund 1.50%..................................          755,171      1.467046          1,107,871
  Global Health Fund 1.40%..................................        1,264,345      1.468030          1,856,096
  Global Health Fund 1.65%..................................           33,893      1.465597             49,673
  Global Health Fund 1.45%..................................          907,567      1.465803          1,330,314
  Global Health Fund 1.60%..................................          138,875      1.464335            203,360
  Global Technology Fund 1.00%..............................           35,599      0.622113             22,147
  Global Technology Fund 1.00%..............................          199,369      0.622113            124,030
  Global Technology Fund 1.25%..............................       39,523,493      0.621071         24,546,895
  Global Technology Fund .25%...............................            9,494      0.625229              5,936
  Global Technology Fund 1.50%..............................        1,339,010      0.620040            830,240
  Global Technology Fund 1.40%..............................        1,695,414      0.620454          1,051,926
  Global Technology Fund 1.65%..............................          319,430      0.619421            197,861
  Global Technology Fund 1.45%..............................        1,440,052      0.619512            892,129
  Global Technology Fund 1.60%..............................          245,795      0.618885            152,120
  Merrill Lynch Global Growth Focus Fund 1.25%..............           94,246      1.048600             98,827
  Mercury V.I. U.S. Large Cap Fund 1.25%....................           27,397      0.917478             25,136
  OFFIT UIF High Yield Fund 1.25%...........................           10,432      0.982421             10,249
  Armada Advantage Equity Growth Fund 1.25%.................          393,502      0.933325            367,265
  Armada Advantage Equity Growth Fund 1.40%.................          107,161      0.932606             99,939
  Armada Advantage Equity Growth Fund 1.45%.................           62,884      0.890211             55,980
  Armada Advantage Equity Growth Fund 1.60%.................           31,680      0.889783             28,188
  Armada Advantage International Equity Fund 1.25%..........          529,156      0.880742            466,049
  Armada Advantage International Equity Fund 1.40%..........          123,346      0.880062            108,552
  Armada Advantage International Equity Fund 1.45%..........           27,389      0.875790             23,987
  Armada Advantage International Equity Fund 1.60%..........            5,328      0.875363              4,664
  Armada Advantage Mid Cap Growth Fund 1.25%................          391,530      0.790366            309,452
  Armada Advantage Mid Cap Growth Fund 1.40%................          300,812      0.789757            237,568
  Armada Advantage Mid Cap Growth Fund 1.45%................           47,617      0.766272             36,488
  Armada Advantage Mid Cap Growth Fund 1.60%................           11,953      0.765905              9,155
  Prudential 20/20 Focus Portfolio 1.25%....................           88,816      0.982044             87,221
  Prudential 20/20 Focus Portfolio 1.40%....................           36,881      0.981274             36,191
  Prudential Jennison Portfolio 1.25%.......................          694,720      0.783299            544,173
  Prudential Jennison Portfolio 1.40%.......................          644,647      0.782682            504,554
  Wachovia Balanced Fund II 1.25%...........................          683,335      0.952047            650,567
  Wachovia Balanced Fund II 1.40%...........................            2,471      0.951813              2,352
  Wachovia Equity Fund II 1.25%.............................          280,100      0.899151            251,852
  Wachovia Equity Fund II 1.40%.............................            2,620      0.898934              2,355
  Wachovia Special Values Fund II 1.25%.....................            5,068      1.087777              5,513
                                                                                               ---------------
  SUB-TOTAL.................................................                                   $15,975,607,689
                                                                                               ---------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-18 ____________________________________

                                                                    UNITS
                                                                  OWNED BY          UNIT          CONTRACT
                                                                PARTICIPANTS       PRICE          LIABILITY
                                                                -------------    ----------    ---------------
ANNUITY CONTRACTS IN THE ANNUITY PERIOD:
  Bond Fund Non-Qualified 1.00%.............................            9,228    $ 4.632602    $        42,748
  Bond Fund 1.25%...........................................          793,730      2.416104          1,917,735
  Stock Fund Non-Qualified 1.00%............................           17,687     12.249732            216,656
  Stock Fund 1.25%..........................................        1,318,820      6.587240          8,687,387
  Money Market Fund Non-Qualified 1.00%.....................           43,984      2.924526            128,632
  Money Market Fund 1.25%...................................          444,585      1.862550            828,061
  Money Market Fund .25%....................................           46,350      1.439366             66,714
  Advisers Fund Qualified 1.00%.............................            1,272      7.105407              9,038
  Advisers Fund Non-Qualified 1.00%.........................           91,245      7.105407            648,331
  Advisers Fund 1.25%.......................................        3,548,840      4.708024         16,708,022
  Capital Appreciation Fund Non-Qualified 1.00%.............           12,283     14.216854            174,622
  Capital Appreciation Fund 1.25%...........................          603,897      8.387961          5,065,467
  Mortgage Securities Fund Non-Qualified 1.00%..............           50,209      3.121888            156,748
  Mortgage Securities Fund 1.25%............................          232,910      2.414213            562,296
  Index Fund 1.25%..........................................          642,412      5.011763          3,219,619
  Index Fund Non Qualified 1.00%............................            8,909      1.995090             17,773
  International Opportunities Fund Non-Qualified 1.00%......            2,997      1.904679              5,707
  International Opportunities Fund 1.25%....................          544,653      1.855796          1,010,764
  Dividend and Growth Fund 1.25%............................        1,051,113      2.816032          2,959,969
  International Advisers Fund 1.25%.........................          177,584      1.655804            294,045
  Small Company Fund 1.25%..................................          232,693      1.931042            449,340
  MidCap Fund 1.25%.........................................          249,728      2.546060            635,824
  Growth and Income Fund 1.25%..............................          110,566      1.324971            146,497
  High Yield Fund 1.25%.....................................          197,774      1.067758            211,175
  Global Leaders Fund 1.25%.................................           83,895      1.792022            150,342
  Mentor VIP Capital Growth Fund 1.25%......................           48,128      1.314418             63,261
  Mentor VIP Perpetual International Fund 1.25%.............           44,480      1.316303             58,548
  Mentor VIP Growth Fund 1.25%..............................           32,839      1.214916             39,897
  Mitchell Hutchins Tactical Allocation Portfolio 1.25%.....           23,191      1.195148             27,718
  AmSouth Equity Income Fund 1.25%..........................           11,011      1.354747             14,917
  Evergreen VA Omega Fund 1.25%.............................           16,332      0.874408             14,280
  Evergreen VA Special Equities Fund 1.25%..................           27,228      0.889634             24,223
  Global Technology Fund 1.25%..............................            8,861      0.621071              5,503
  SUB-TOTAL.................................................                                        44,561,859
                                                                                               ---------------
GRAND TOTAL.................................................                                   $16,020,169,546
                                                                                               ===============

_____________________________________ SA-19 ____________________________________

 SEPARATE ACCOUNT TWO
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2000

                                                       MONEY MARKET
                            BOND FUND    STOCK FUND        FUND
                           SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT
                           -----------  -------------  ------------
INVESTMENT INCOME:
  Dividends..............  $ 1,678,036  $  19,902,629  $23,897,961
EXPENSES:
  Mortality and expense
   undertakings..........   (4,636,003)   (38,724,277)  (5,024,129)
                           -----------  -------------  -----------
    Net investment (loss)
     income..............   (2,957,967)   (18,821,648)  18,873,832
                           -----------  -------------  -----------
CAPITAL GAINS INCOME
 (LOSS)..................      --         343,352,021      (11,710)
                           -----------  -------------  -----------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized (loss)
   gain on security
   transactions..........     (616,245)      (766,074)     --
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................   41,022,331   (584,480,292)     --
                           -----------  -------------  -----------
    Net gain (loss) on
     investments.........   40,406,086   (585,246,366)     --
                           -----------  -------------  -----------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....  $37,448,119  $(260,715,993) $18,862,122
                           ===========  =============  ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-20 ____________________________________

                                               CAPITAL          MORTGAGE                       INTERNATIONAL      DIVIDEND AND
                           ADVISERS FUND  APPRECIATION FUND  SECURITIES FUND   INDEX FUND    OPPORTUNITIES FUND   GROWTH FUND
                            SUB-ACCOUNT      SUB-ACCOUNT       SUB-ACCOUNT     SUB-ACCOUNT      SUB-ACCOUNT       SUB-ACCOUNT
                           -------------  -----------------  ---------------  -------------  ------------------  --------------
INVESTMENT INCOME:
  Dividends..............  $  43,000,984    $ 20,226,570       $ 1,079,390    $  6,359,744     $   6,743,455      $ 15,438,465
EXPENSES:
  Mortality and expense
   undertakings..........    (68,144,652)    (38,169,444)       (1,896,018)    (10,720,832)       (6,051,864)      (11,544,048)
                           -------------    ------------       -----------    ------------     -------------      ------------
    Net investment (loss)
     income..............    (25,143,668)    (17,942,874)         (816,628)     (4,361,088)          691,591         3,894,417
                           -------------    ------------       -----------    ------------     -------------      ------------
CAPITAL GAINS INCOME
 (LOSS)..................    476,605,449     416,785,639          --             8,315,961        53,766,280        86,688,892
                           -------------    ------------       -----------    ------------     -------------      ------------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized (loss)
   gain on security
   transactions..........      8,202,368       1,306,785          (421,462)       (106,193)        7,705,154           597,927
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................   (567,251,227)    (83,251,551)       14,022,526     (96,678,007)     (144,862,518)       (8,531,190)
                           -------------    ------------       -----------    ------------     -------------      ------------
    Net gain (loss) on
     investments.........   (559,048,859)    (81,944,766)       13,601,064     (96,784,200)     (137,157,364)       (7,933,263)
                           -------------    ------------       -----------    ------------     -------------      ------------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....  $(107,587,078)   $316,897,999       $12,784,436    $(92,829,327)    $ (82,699,493)     $ 82,650,046
                           =============    ============       ===========    ============     =============      ============

                           INTERNATIONAL
                           ADVISERS FUND
                            SUB-ACCOUNT
                           -------------
INVESTMENT INCOME:
  Dividends..............  $  6,275,850
EXPENSES:
  Mortality and expense
   undertakings..........    (1,402,047)
                           ------------
    Net investment (loss)
     income..............     4,873,803
                           ------------
CAPITAL GAINS INCOME
 (LOSS)..................     7,468,602
                           ------------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized (loss)
   gain on security
   transactions..........         2,790
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................   (21,258,200)
                           ------------
    Net gain (loss) on
     investments.........   (21,255,410)
                           ------------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....  $ (8,913,005)
                           ============

_____________________________________ SA-21 ____________________________________

 SEPARATE ACCOUNT TWO
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2000

                           SMALL COMPANY    MIDCAP     GROWTH AND
                               FUND          FUND      INCOME FUND
                            SUB-ACCOUNT   SUB-ACCOUNT  SUB-ACCOUNT
                           -------------  -----------  -----------
INVESTMENT INCOME:
Dividends................  $    --        $   --       $   429,206
EXPENSES:
  Mortality and expense
   undertakings..........    (3,967,469)   (6,186,659)  (1,339,037)
                           ------------   -----------  -----------
    Net investment (loss)
     income..............    (3,967,469)   (6,186,659)    (909,831)
                           ------------   -----------  -----------
CAPITAL GAINS INCOME.....    38,063,850    20,945,910    1,683,512
                           ------------   -----------  -----------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........       894,487       132,504      (63,860)
  Net unrealized
   (depreciation)
   appreciation of
   investments during the
   period................   (86,813,000)   60,279,543   (8,637,639)
                           ------------   -----------  -----------
    Net (loss) gain on
     investments.........   (85,918,513)   60,412,047   (8,701,499)
                           ------------   -----------  -----------
    Net (decrease)
     increase in net
     assets resulting
     from operations.....  $(51,822,132)  $75,171,298  $(7,927,818)
                           ============   ===========  ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-22 ____________________________________

                                                                        SMITH BARNEY  SMITH BARNEY  BB&T GROWTH     AMSOUTH
                           HIGH YIELD   GLOBAL LEADERS   SMITH BARNEY   APPRECIATION   GOVERNMENT   AND INCOME   EQUITY INCOME
                              FUND           FUND       CASH PORTFOLIO      FUND       PORTFOLIO       FUND          FUND
                           SUB-ACCOUNT   SUB-ACCOUNT     SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT
                           -----------  --------------  --------------  ------------  ------------  -----------  -------------
INVESTMENT INCOME:
Dividends................  $ 2,084,818   $    858,238      $24,574        $  2,296       $1,817     $1,063,181    $   902,314
EXPENSES:
  Mortality and expense
   undertakings..........     (294,472)    (1,812,236)      (4,251)         (2,212)        (317)      (389,704)      (778,248)
                           -----------   ------------      -------        --------       ------     ----------    -----------
    Net investment (loss)
     income..............    1,790,346       (953,998)      20,323              84        1,500        673,477        124,066
                           -----------   ------------      -------        --------       ------     ----------    -----------
CAPITAL GAINS INCOME.....      --             857,478       --              16,517       --          1,061,622        802,139
                           -----------   ------------      -------        --------       ------     ----------    -----------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........        5,476       (356,127)      --                 (37)      --              6,500         (6,646)
  Net unrealized
   (depreciation)
   appreciation of
   investments during the
   period................   (1,735,269)   (17,093,448)      --             (17,127)      --            638,167     (5,388,408)
                           -----------   ------------      -------        --------       ------     ----------    -----------
    Net (loss) gain on
     investments.........   (1,729,793)   (17,449,575)      --             (17,164)      --            644,667     (5,395,054)
                           -----------   ------------      -------        --------       ------     ----------    -----------
    Net (decrease)
     increase in net
     assets resulting
     from operations.....  $    60,553   $(17,546,095)     $20,323        $   (563)      $1,500     $2,379,766    $(4,468,849)
                           ===========   ============      =======        ========       ======     ==========    ===========

_____________________________________ SA-23 ____________________________________

 SEPARATE ACCOUNT TWO
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2000

                                            MENTOR VIP
                             MENTOR VIP      PERPETUAL
                           CAPITAL GROWTH  INTERNATIONAL
                                FUND           FUND
                            SUB-ACCOUNT     SUB-ACCOUNT
                           --------------  -------------
INVESTMENT INCOME:
  Dividends..............    $   11,724     $   --
EXPENSES:
  Mortality and expense
   undertakings..........      (305,654)       (316,083)
                             ----------     -----------
    Net investment (loss)
     income..............      (293,930)       (316,083)
                             ----------     -----------
CAPITAL GAINS INCOME.....       752,010       2,064,494
                             ----------     -----------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........        27,047         (24,301)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................     3,230,103      (5,614,471)
                             ----------     -----------
    Net gain (loss) on
     investments.........     3,257,150      (5,638,772)
                             ----------     -----------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....    $3,715,230     $(3,890,361)
                             ==========     ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-24 ____________________________________

                                        MITCHELL HUTCHINS                     MITCHELL HUTCHINS
                           MENTOR VIP      GROWTH AND      MITCHELL HUTCHINS      TACTICAL       HUNTINGTON VA     AMSOUTH
                             GROWTH          INCOME        STRATEGIC INCOME      ALLOCATION      INCOME EQUITY  SELECT EQUITY
                              FUND          PORTFOLIO          PORTFOLIO          PORTFOLIO          FUND           FUND
                           SUB-ACCOUNT     SUB-ACCOUNT        SUB-ACCOUNT        SUB-ACCOUNT      SUB-ACCOUNT    SUB-ACCOUNT
                           -----------  -----------------  -----------------  -----------------  -------------  -------------
INVESTMENT INCOME:
  Dividends..............  $   --           $  13,797          $ 53,641          $     8,528       $ 29,506       $ 31,560
EXPENSES:
  Mortality and expense
   undertakings..........    (222,527)        (53,701)          (16,830)            (375,968)       (10,228)       (38,922)
                           ----------       ---------          --------          -----------       --------       --------
    Net investment (loss)
     income..............    (222,527)        (39,904)           36,811             (367,440)        19,278         (7,362)
                           ----------       ---------          --------          -----------       --------       --------
CAPITAL GAINS INCOME.....                     273,613           --                   544,698         --              3,734
                              ---
                                            ---------          --------          -----------       --------       --------
                           ----------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........      58,047          (2,779)               70              (14,851)           736         17,325
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................   1,859,582        (503,789)          (41,298)          (1,260,916)        45,128        472,640
                           ----------       ---------          --------          -----------       --------       --------
    Net gain (loss) on
     investments.........   1,917,629        (506,568)          (41,228)          (1,275,767)        45,864        489,965
                           ----------       ---------          --------          -----------       --------       --------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....  $1,695,102       $(272,859)         $ (4,417)         $(1,098,509)      $ 65,142       $486,337
                           ==========       =========          ========          ===========       ========       ========

_____________________________________ SA-25 ____________________________________

 SEPARATE ACCOUNT TWO
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2000

                           EVERGREEN VA
                            FOUNDATION   EVERGREEN VA
                               FUND       OMEGA FUND
                           SUB-ACCOUNT*  SUB-ACCOUNT*
                           ------------  ------------
INVESTMENT INCOME:
  Dividends..............    $ 19,790    $     4,182
EXPENSES:
  Mortality and expense
   undertakings..........      (5,969)       (49,155)
                             --------    -----------
    Net investment income
     (loss)..............      13,821        (44,973)
                             --------    -----------
CAPITAL GAINS INCOME.....         364         21,854
                             --------    -----------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........          13         (4,793)
  Net unrealized
   (depreciation)
   appreciation of
   investments during the
   period................     (58,900)    (2,246,636)
                             --------    -----------
    Net (loss) gain on
     investments.........     (58,887)    (2,251,429)
                             --------    -----------
    Net (decrease)
     increase in net
     assets resulting
     from operations.....    $(44,702)   $(2,274,548)
                             ========    ===========

  *  From inception, February 1, 2000 to December 31, 2000.
 **  From inception, May 1, 2000 to December 31, 2000.
***  From inception, November 1, 2000 to December 31, 2000.
**** From inception, November 1, 1999 to December 31, 2000.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-26 ____________________________________

                            EVERGREEN VA                     GLOBAL       MERRILL LYNCH   MERCURY V.I. U.S.       OFFIT
                           SPECIAL EQUITY     GLOBAL       TECHNOLOGY     GLOBAL GROWTH       LARGE CAP      VIF - HIGH YIELD
                                FUND        HEALTH FUND       FUND         FOCUS FUND           FUND               FUND
                            SUB-ACCOUNT*   SUB-ACCOUNT**  SUB-ACCOUNT**  SUB-ACCOUNT****   SUB-ACCOUNT****    SUB-ACCOUNT***
                           --------------  -------------  -------------  ---------------  -----------------  ----------------
INVESTMENT INCOME:
  Dividends..............     $--           $   97,861    $    --           $    372           $     7             $124
EXPENSES:
  Mortality and expense
   undertakings..........       (2,906)       (170,894)       (157,119)         (311)              (47)              (7)
                              --------      ----------    ------------      --------           -------             ----
    Net investment income
     (loss)..............       (2,906)        (73,033)       (157,119)           61               (40)             117
                              --------      ----------    ------------      --------           -------             ----
CAPITAL GAINS INCOME.....        2,213       1,119,423         --              6,025               316           --
                              --------      ----------    ------------      --------           -------             ----
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........       (2,391)          6,113         (36,414)      --                     (1)          --
  Net unrealized
   (depreciation)
   appreciation of
   investments during the
   period................      (46,176)      4,884,989     (13,465,328)      (10,562)           (1,896)              68
                              --------      ----------    ------------      --------           -------             ----
    Net (loss) gain on
     investments.........      (48,567)      4,891,102     (13,501,742)      (10,562)           (1,897)              68
                              --------      ----------    ------------      --------           -------             ----
    Net (decrease)
     increase in net
     assets resulting
     from operations.....     $(49,260)     $5,937,492    $(13,658,861)     $ (4,476)          $(1,621)            $185
                              ========      ==========    ============      ========           =======             ====

  *  From inception, February 1, 2000 to December 31, 2000.
 **  From inception, May 1, 2000 to December 31, 2000.
***  From inception, November 1, 2000 to December 31, 2000.
**** From inception, November 1, 1999 to December 31, 2000.

_____________________________________ SA-27 ____________________________________

 SEPARATE ACCOUNT TWO
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2000

                           ARMADA ADVANTAGE    ARMADA ADVANTAGE
                            EQUITY GROWTH    INTERNATIONAL EQUITY
                                 FUND                FUND
                            SUB-ACCOUNT(A)      SUB-ACCOUNT(A)
                           ----------------  --------------------
INVESTMENT INCOME:
  Dividends..............      $--                 $--
EXPENSES:
  Mortality and expense
   undertakings..........        (1,847)             (1,656)
                               --------            --------
    Net investment
     loss................        (1,847)             (1,656)
                               --------            --------
CAPITAL GAINS INCOME.....       --                   53,951
                               --------            --------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized (loss)
   gain on security
   transactions..........           (14)                  5
  Net unrealized
   (depreciation)
   appreciation of
   investments during the
   period................       (29,800)            (77,567)
                               --------            --------
    Net (loss) gain on
     investments.........       (29,814)            (77,562)
                               --------            --------
    Net (decrease)
     increase in net
     assets resulting
     from operations.....      $(31,661)           $(25,267)
                               ========            ========

(a)  From inception, June 26, 2000 to December 31, 2000.
(b)  From inception, June 22, 2000 to December 31, 2000.
(c)  From inception, November 1, 2000 to December 31, 2000.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-28 ____________________________________

                           ARMADA ADVANTAGE    PRUDENTIAL      PRUDENTIAL       WACHOVIA        WACHOVIA        WACHOVIA
                            MID CAP GROWTH    20/20 FOCUS       JENNISON        BALANCED         EQUITY      SPECIAL VALUES
                                 FUND          PORTFOLIO       PORTFOLIO        FUND II         FUND II         FUND II
                            SUB-ACCOUNT(A)   SUB-ACCOUNT(B)  SUB-ACCOUNT(B)  SUB-ACCOUNT(C)  SUB-ACCOUNT(C)  SUB-ACCOUNT(C)
                           ----------------  --------------  --------------  --------------  --------------  --------------
INVESTMENT INCOME:
  Dividends..............     $ --              $    38        $       1        $--             $--             --$
EXPENSES:
  Mortality and expense
   undertakings..........        (2,052)           (428)          (2,783)          (456)           (144)            (4)
                              ---------         -------        ---------        -------         -------           ----
    Net investment
     loss................        (2,052)           (390)          (2,782)          (456)           (144)            (4)
                              ---------         -------        ---------        -------         -------           ----
CAPITAL GAINS INCOME.....        95,305           1,129          124,653         --              --             --
                              ---------         -------        ---------        -------         -------           ----
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized (loss)
   gain on security
   transactions..........           884             (83)             (97)        --                   1         --
  Net unrealized
   (depreciation)
   appreciation of
   investments during the
   period................      (190,892)         (3,382)        (271,168)        (5,614)         (4,481)           304
                              ---------         -------        ---------        -------         -------           ----
    Net (loss) gain on
     investments.........      (190,008)         (3,465)        (271,265)        (5,614)         (4,480)           304
                              ---------         -------        ---------        -------         -------           ----
    Net (decrease)
     increase in net
     assets resulting
     from operations.....     $ (96,755)        $(2,726)       $(149,394)       $(6,070)        $(4,624)          $300
                              =========         =======        =========        =======         =======           ====

(a)  From inception, June 26, 2000 to December 31, 2000.
(b)  From inception, June 22, 2000 to December 31, 2000.
(c)  From inception, November 1, 2000 to December 31, 2000.

_____________________________________ SA-29 ____________________________________

 SEPARATE ACCOUNT TWO
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2000

                                                          MONEY MARKET
                             BOND FUND      STOCK FUND        FUND
                            SUB-ACCOUNT    SUB-ACCOUNT     SUB-ACCOUNT
                           -------------  --------------  -------------
OPERATIONS:
  Net investment (loss)
   income................  $  (2,957,967) $  (18,821,648) $  18,873,832
  Capital gains income
   (loss)................       --           343,352,021        (11,710)
  Net realized (loss)
   gain on security
   transactions..........       (616,245)       (766,074)      --
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................     41,022,331    (584,480,292)      --
                           -------------  --------------  -------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............     37,448,119    (260,715,993)    18,862,122
                           -------------  --------------  -------------
UNIT TRANSACTIONS:
  Purchases..............     15,619,853     180,149,212     48,051,252
  Net transfers..........      1,250,470      97,309,380     86,955,502
  Surrenders for benefit
   payments and fees.....    (45,480,186)   (313,297,115)  (131,578,097)
  Net annuity
   transactions..........        299,610         970,043        128,333
                           -------------  --------------  -------------
  Net (decrease) increase
   in net assets
   resulting from unit
   transactions..........    (28,310,253)    (34,868,480)     3,556,990
                           -------------  --------------  -------------
  Net increase (decrease)
   in net assets.........      9,137,866    (295,584,473)    22,419,112
NET ASSETS:
  Beginning of period....    379,580,934   3,191,674,725    416,037,455
                           -------------  --------------  -------------
  End of period..........  $ 388,718,800  $2,896,090,252  $ 438,456,567
                           =============  ==============  =============

HARTFORD LIFE INSURANCE COMPANY
 STATEMENTS OF CHANGES IN NET ASSETS
 FOR THE YEAR ENDED DECEMBER 31, 1999

                                                          MONEY MARKET
                             BOND FUND      STOCK FUND        FUND
                            SUB-ACCOUNT    SUB-ACCOUNT     SUB-ACCOUNT
                           -------------  --------------  -------------
OPERATIONS:
  Net investment income
   (loss)................  $  16,069,429  $  (13,319,119) $  14,491,889
  Capital gains income...      2,623,245     216,819,144          9,037
  Net realized (loss)
   gain on security
   transactions..........       (203,417)        318,938       --
  Net unrealized
   (depreciation)
   appreciation of
   investments during the
   period................    (31,230,646)    275,463,487       --
                           -------------  --------------  -------------
  Net (decrease) increase
   in net assets
   resulting from
   operations............    (12,741,389)    479,282,450     14,500,926
                           -------------  --------------  -------------
UNIT TRANSACTIONS:
  Purchases..............     27,921,938     243,534,289     52,032,809
  Net transfers..........     28,910,921     204,580,762    179,073,766
  Surrenders for benefit
   payments and fees.....    (42,745,328)   (238,079,087)  (172,457,509)
  Net annuity
   transactions..........        414,745       4,064,471         66,069
                           -------------  --------------  -------------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........     14,502,276     214,100,435     58,715,135
                           -------------  --------------  -------------
  Net increase (decrease)
   in net assets.........      1,760,887     693,382,885     73,216,061
NET ASSETS:
  Beginning of period....    377,820,047   2,498,291,840    342,821,394
                           -------------  --------------  -------------
  End of period..........  $ 379,580,934  $3,191,674,725  $ 416,037,455
                           =============  ==============  =============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-30 ____________________________________

                                              CAPITAL                                      INTERNATIONAL
                                            APPRECIATION      MORTGAGE                     OPPORTUNITIES   DIVIDEND AND
                           ADVISERS FUND        FUND       SECURITIES FUND   INDEX FUND         FUND        GROWTH FUND
                            SUB-ACCOUNT     SUB-ACCOUNT      SUB-ACCOUNT     SUB-ACCOUNT    SUB-ACCOUNT     SUB-ACCOUNT
                           --------------  --------------  ---------------  -------------  --------------  -------------
OPERATIONS:
  Net investment (loss)
   income................  $  (25,143,668) $  (17,942,874)  $   (816,628)   $ (4,361,088)  $     691,591   $  3,894,417
  Capital gains income
   (loss)................     476,605,449     416,785,639       --             8,315,961      53,766,280     86,688,892
  Net realized (loss)
   gain on security
   transactions..........       8,202,368       1,306,785       (421,462)       (106,193)      7,705,154        597,927
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................    (567,251,227)    (83,251,551)    14,022,526     (96,678,007)   (144,862,518)    (8,531,190)
                           --------------  --------------   ------------    ------------   -------------   ------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............    (107,587,078)    316,897,999     12,784,436     (92,829,327)    (82,699,493)    82,650,046
                           --------------  --------------   ------------    ------------   -------------   ------------
UNIT TRANSACTIONS:
  Purchases..............     203,695,622     175,971,527      2,616,624      51,861,403      22,305,937     29,889,528
  Net transfers..........      41,608,391     281,913,824     (5,544,668)     26,213,951      14,161,666    (57,048,906)
  Surrenders for benefit
   payments and fees.....    (682,041,813)   (319,237,958)   (31,013,914)    (80,843,884)    (54,902,612)   (79,563,726)
  Net annuity
   transactions..........       2,603,665       1,655,616          1,583         209,616         218,601        659,695
                           --------------  --------------   ------------    ------------   -------------   ------------
  Net (decrease) increase
   in net assets
   resulting from unit
   transactions..........    (434,134,135)    140,303,009    (33,940,375)     (2,558,914)    (18,216,408)  (106,063,409)
                           --------------  --------------   ------------    ------------   -------------   ------------
  Net increase (decrease)
   in net assets.........    (541,721,213)    457,201,008    (21,155,939)    (95,388,241)   (100,915,901)   (23,413,363)
NET ASSETS:
  Beginning of period....   5,705,852,440   2,665,629,435    170,132,174     873,681,278     508,092,953    993,632,065
                           --------------  --------------   ------------    ------------   -------------   ------------
  End of period..........  $5,164,131,227  $3,122,830,443   $148,976,235    $778,293,037   $ 407,177,052   $970,218,702
                           ==============  ==============   ============    ============   =============   ============

                           INTERNATIONAL
                             ADVISERS
                               FUND
                            SUB-ACCOUNT
                           -------------
OPERATIONS:
  Net investment (loss)
   income................  $  4,873,803
  Capital gains income
   (loss)................     7,468,602
  Net realized (loss)
   gain on security
   transactions..........         2,790
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................   (21,258,200)
                           ------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............    (8,913,005)
                           ------------
UNIT TRANSACTIONS:
  Purchases..............     8,665,618
  Net transfers..........     7,903,234
  Surrenders for benefit
   payments and fees.....    (9,569,820)
  Net annuity
   transactions..........        34,315
                           ------------
  Net (decrease) increase
   in net assets
   resulting from unit
   transactions..........     7,033,347
                           ------------
  Net increase (decrease)
   in net assets.........    (1,879,658)
NET ASSETS:
  Beginning of period....   109,140,768
                           ------------
  End of period..........  $107,261,110
                           ============

                                              CAPITAL                                      INTERNATIONAL
                                            APPRECIATION      MORTGAGE                     OPPORTUNITIES   DIVIDEND AND
                           ADVISERS FUND        FUND       SECURITIES FUND   INDEX FUND         FUND        GROWTH FUND
                            SUB-ACCOUNT     SUB-ACCOUNT      SUB-ACCOUNT     SUB-ACCOUNT    SUB-ACCOUNT     SUB-ACCOUNT
                           --------------  --------------  ---------------  -------------  --------------  -------------
OPERATIONS:
  Net investment income
   (loss)................  $   52,963,439  $  (18,994,128)  $  7,292,184    $ (1,123,922)  $    (316,518)  $  3,485,499
  Capital gains income...     410,469,104     127,112,714       --            10,953,439        --           38,610,231
  Net realized (loss)
   gain on security
   transactions..........       2,721,491       8,239,831        106,051           3,676      12,898,810      2,185,191
  Net unrealized
   (depreciation)
   appreciation of
   investments during the
   period................       6,294,211     578,461,865     (6,915,906)    121,670,024     137,769,735     (5,417,975)
                           --------------  --------------   ------------    ------------   -------------   ------------
  Net (decrease) increase
   in net assets
   resulting from
   operations............     472,448,245     694,820,282        482,329     131,503,217     150,352,027     38,862,946
                           --------------  --------------   ------------    ------------   -------------   ------------
UNIT TRANSACTIONS:
  Purchases..............     400,762,799     114,346,316      5,634,859      86,228,724      13,080,473     65,414,965
  Net transfers..........     425,533,878      47,043,624      2,063,743      94,024,710     (10,281,590)   (15,678,141)
  Surrenders for benefit
   payments and fees.....    (514,511,813)   (177,116,018)   (28,509,889)    (63,335,518)    (43,785,344)   (69,729,336)
  Net annuity
   transactions..........       4,945,760         853,857        213,909       2,159,559         123,273        320,965
                           --------------  --------------   ------------    ------------   -------------   ------------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........     316,730,624     (14,872,221)   (20,597,378)    119,077,475     (40,863,188)   (19,671,547)
                           --------------  --------------   ------------    ------------   -------------   ------------
  Net increase (decrease)
   in net assets.........     789,178,869     679,948,061    (20,115,049)    250,580,692     109,488,839     19,191,399
NET ASSETS:
  Beginning of period....   4,916,673,571   1,985,681,374    190,247,223     623,100,586     398,604,114    974,440,666
                           --------------  --------------   ------------    ------------   -------------   ------------
  End of period..........  $5,705,852,440  $2,665,629,435   $170,132,174    $873,681,278   $ 508,092,953   $993,632,065
                           ==============  ==============   ============    ============   =============   ============

                           INTERNATIONAL
                             ADVISERS
                               FUND
                            SUB-ACCOUNT
                           -------------
OPERATIONS:
  Net investment income
   (loss)................  $    837,229
  Capital gains income...       --
  Net realized (loss)
   gain on security
   transactions..........       295,153
  Net unrealized
   (depreciation)
   appreciation of
   investments during the
   period................    17,296,426
                           ------------
  Net (decrease) increase
   in net assets
   resulting from
   operations............    18,428,808
                           ------------
UNIT TRANSACTIONS:
  Purchases..............    10,659,922
  Net transfers..........    10,728,100
  Surrenders for benefit
   payments and fees.....    (6,643,729)
  Net annuity
   transactions..........       129,729
                           ------------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........    14,874,022
                           ------------
  Net increase (decrease)
   in net assets.........    33,302,830
NET ASSETS:
  Beginning of period....    75,837,938
                           ------------
  End of period..........  $109,140,768
                           ============

_____________________________________ SA-31 ____________________________________

 SEPARATE ACCOUNT TWO
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2000

                              SMALL         MIDCAP      GROWTH AND
                           COMPANY FUND      FUND      INCOME FUND
                           SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT
                           ------------  ------------  ------------
OPERATIONS:
  Net investment (loss)
   income................  $(3,967,469)  $ (6,186,659) $   (909,831)
  Capital gains income...   38,063,850     20,945,910     1,683,512
  Net realized gain
   (loss) on security
   transactions..........      894,487        132,504       (63,860)
  Net unrealized
   (depreciation)
   appreciation of
   investments during the
   period................  (86,813,000)    60,279,543    (8,637,639)
                           ------------  ------------  ------------
  Net (decrease) increase
   in net assets
   resulting from
   operations............  (51,822,132)    75,171,298    (7,927,818)
                           ------------  ------------  ------------
UNIT TRANSACTIONS:
  Purchases..............   38,462,445     81,349,399    22,373,086
  Net transfers..........   77,325,355    284,437,116    47,646,289
  Surrenders for benefit
   payments and fees.....  (27,353,620)   (42,187,846)   (8,045,089)
  Net annuity
   transactions..........      284,860        438,851        53,743
                           ------------  ------------  ------------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........   88,719,040    324,037,520    62,028,029
                           ------------  ------------  ------------
  Net (decrease) increase
   in net assets.........   36,896,908    399,208,818    54,100,211
NET ASSETS:
  Beginning of period....  254,024,892    259,688,060    64,301,116
                           ------------  ------------  ------------
  End of period..........  $290,921,800  $658,896,878  $118,401,327
                           ============  ============  ============

HARTFORD LIFE INSURANCE COMPANY
 STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
 FOR THE YEAR ENDED DECEMBER 31, 1999

                              SMALL         MIDCAP     GROWTH AND
                           COMPANY FUND      FUND      INCOME FUND
                           SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT
                           ------------  ------------  -----------
OPERATIONS:
  Net investment (loss)
   income................  $(1,741,126)  $ (1,335,119) $  (181,029)
  Capital gains income...      315,082     10,415,254      397,311
  Net realized gain
   (loss) on security
   transactions..........    4,251,712       (224,429)      46,869
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................   81,907,566     46,937,316    6,503,899
                           ------------  ------------  -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............   84,733,234     55,793,022    6,767,050
                           ------------  ------------  -----------
UNIT TRANSACTIONS:
  Purchases..............   13,837,871     28,146,551   15,704,459
  Net transfers..........   42,134,966    131,121,514   36,678,430
  Surrenders for benefit
   payments and fees.....   (9,812,254)    (1,798,300)  (1,186,192)
  Net annuity
   transactions..........       (1,998)       122,890       88,032
                           ------------  ------------  -----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........   46,158,585    157,592,655   51,284,729
                           ------------  ------------  -----------
  Net increase (decrease)
   in net assets.........  130,891,819    213,385,677   58,051,779
NET ASSETS:
  Beginning of period....  123,133,073     46,302,383    6,249,337
                           ------------  ------------  -----------
  End of period..........  $254,024,892  $259,688,060  $64,301,116
                           ============  ============  ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-32 ____________________________________

                                                      SMITH BARNEY  SMITH BARNEY  SMITH BARNEY      BB&T          AMSOUTH
                           HIGH YIELD      GLOBAL         CASH      APPRECIATION   GOVERNMENT    GROWTH AND       EQUITY
                              FUND      LEADERS FUND   PORTFOLIO        FUND       PORTFOLIO     INCOME FUND    INCOME FUND
                           SUB-ACCOUNT  SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT
                           -----------  ------------  ------------  ------------  ------------  -------------  -------------
OPERATIONS:
  Net investment (loss)
   income................  $ 1,790,346  $   (953,998)   $ 20,323      $     84      $ 1,500      $   673,477    $   124,066
  Capital gains income...      --            857,478      --            16,517       --            1,061,622        802,139
  Net realized gain
   (loss) on security
   transactions..........        5,476      (356,127)     --               (37)      --                6,500         (6,646)
  Net unrealized
   (depreciation)
   appreciation of
   investments during the
   period................   (1,735,269)  (17,093,448)     --           (17,127)      --              638,167     (5,388,408)
                           -----------  ------------    --------      --------      -------      -----------    -----------
  Net (decrease) increase
   in net assets
   resulting from
   operations............       60,553   (17,546,095)     20,323          (563)       1,500        2,379,766     (4,468,849)
                           -----------  ------------    --------      --------      -------      -----------    -----------
UNIT TRANSACTIONS:
  Purchases..............    3,641,413    39,056,020      --            --           --            3,825,686     33,811,244
  Net transfers..........    8,759,466   112,886,420      --            --           --            3,117,514     26,482,548
  Surrenders for benefit
   payments and fees.....   (1,891,418)  (10,998,386)    (90,958)       (4,611)      (4,275)      (2,024,275)    (5,812,390)
  Net annuity
   transactions..........       33,944       140,427      --            --           --              --              (7,768)
                           -----------  ------------    --------      --------      -------      -----------    -----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........   10,543,405   141,084,481     (90,958)       (4,611)      (4,275)       4,918,925     54,473,634
                           -----------  ------------    --------      --------      -------      -----------    -----------
  Net (decrease) increase
   in net assets.........   10,603,958   123,538,386     (70,635)       (5,174)      (2,775)       7,298,691     50,004,785
NET ASSETS:
  Beginning of period....   17,501,431    52,841,072     470,715       223,538       31,302       28,017,824     35,728,381
                           -----------  ------------    --------      --------      -------      -----------    -----------
  End of period..........  $28,105,389  $176,379,458    $400,080      $218,364      $28,527      $35,316,515    $85,733,166
                           ===========  ============    ========      ========      =======      ===========    ===========

                                                      SMITH BARNEY  SMITH BARNEY  SMITH BARNEY      BB&T          AMSOUTH
                           HIGH YIELD      GLOBAL         CASH      APPRECIATION   GOVERNMENT    GROWTH AND       EQUITY
                              FUND      LEADERS FUND   PORTFOLIO        FUND       PORTFOLIO     INCOME FUND    INCOME FUND
                           SUB-ACCOUNT  SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT
                           -----------  ------------  ------------  ------------  ------------  -------------  -------------
OPERATIONS:
  Net investment (loss)
   income................  $   844,964  $  (114,445)    $ 17,775      $   (136)     $ 1,221      $   (20,207)   $    17,272
  Capital gains income...        1,135      238,680       --            22,203       --              393,152        --
  Net realized gain
   (loss) on security
   transactions..........      (15,929)      (9,270)      --               123       --                3,527         (4,172)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................     (642,094)  10,060,655       --             5,735       --           (1,805,236)     6,229,908
                           -----------  -----------     --------      --------      -------      -----------    -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............      188,076   10,175,620       17,775        27,925        1,221       (1,428,764)     6,243,008
                           -----------  -----------     --------      --------      -------      -----------    -----------
UNIT TRANSACTIONS:
  Purchases..............    4,494,431    8,251,247       --            --           --            2,806,902      8,947,643
  Net transfers..........   11,579,453   34,966,058       --            --           --            4,398,250         60,144
  Surrenders for benefit
   payments and fees.....     (881,151)  (1,167,939)     (33,763)       (4,174)      (4,276)      (1,469,630)    (2,025,318)
  Net annuity
   transactions..........      177,075       16,976       --            --           --              --              (8,117)
                           -----------  -----------     --------      --------      -------      -----------    -----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........   15,369,808   42,066,342      (33,763)       (4,174)      (4,276)       5,735,522      6,974,352
                           -----------  -----------     --------      --------      -------      -----------    -----------
  Net increase (decrease)
   in net assets.........   15,557,884   52,241,962      (15,988)       23,751       (3,055)       4,306,758     13,217,360
NET ASSETS:
  Beginning of period....    1,943,547      599,110      486,703       199,787       34,357       23,711,066     22,511,021
                           -----------  -----------     --------      --------      -------      -----------    -----------
  End of period..........  $17,501,431  $52,841,072     $470,715      $223,538      $31,302      $28,017,824    $35,728,381
                           ===========  ===========     ========      ========      =======      ===========    ===========

_____________________________________ SA-33 ____________________________________

 SEPARATE ACCOUNT TWO
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2000

                           MENTOR VIP       MENTOR VIP
                             CAPITAL        PERPETUAL
                           GROWTH FUND  INTERNATIONAL FUND
                           SUB-ACCOUNT     SUB-ACCOUNT
                           -----------  ------------------
OPERATIONS:
  Net investment (loss)
   income................  $ (293,930)     $  (316,083)
  Capital gains income...     752,010        2,064,494
  Net realized gain
   (loss) on security
   transactions..........      27,047          (24,301)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................   3,230,103       (5,614,471)
                           -----------     -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............   3,715,230       (3,890,361)
                           -----------     -----------
UNIT TRANSACTIONS:
  Purchases..............   1,482,561        2,967,377
  Net transfers..........    (721,882)       3,743,394
  Surrenders for benefit
   payments and fees.....  (2,527,153)      (1,408,286)
  Net annuity
   transactions..........      56,007           65,139
                           -----------     -----------
  Net (decrease) increase
   in net assets
   resulting from unit
   transactions..........  (1,710,467)       5,367,624
                           -----------     -----------
  Net increase in net
   assets................   2,004,763        1,477,263
NET ASSETS:
  Beginning of period....  24,728,444       22,755,423
                           -----------     -----------
  End of period..........  $26,733,207     $24,232,686
                           ===========     ===========

HARTFORD LIFE INSURANCE COMPANY
 STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
 FOR THE YEAR ENDED DECEMBER 31, 1999

                           MENTOR VIP       MENTOR VIP
                             CAPITAL        PERPETUAL
                           GROWTH FUND  INTERNATIONAL FUND
                           SUB-ACCOUNT     SUB-ACCOUNT
                           -----------  ------------------
OPERATIONS:
  Net investment (loss)
   income................  $ (250,185)     $  (195,980)
  Capital gains income...      37,363           10,315
  Net realized gain on
   security
   transactions..........         496            9,042
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................   1,293,466        5,855,275
                           -----------     -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............   1,081,140        5,678,652
                           -----------     -----------
UNIT TRANSACTIONS:
  Purchases..............   2,920,379        1,966,282
  Net transfers..........   2,776,202        4,932,157
  Surrenders for benefit
   payments and fees.....    (727,009)        (634,023)
  Net annuity
   transactions..........      --             --
                           -----------     -----------
  Net increase in net
   assets resulting from
   unit transactions.....   4,969,572        6,264,416
                           -----------     -----------
  Net increase in net
   assets................   6,050,712       11,943,068
NET ASSETS:
  Beginning of period....  18,677,732       10,812,355
                           -----------     -----------
  End of period..........  $24,728,444     $22,755,423
                           ===========     ===========

  *  From inception, November 1, 1999 to, December 31, 1999.
 **  From inception, May 3, 1999, to December 31, 1999.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-34 ____________________________________

                                              MITCHELL HUTCHINS     MITCHELL HUTCHINS   MITCHELL HUTCHINS   HUNTINGTON VA
                             MENTOR VIP       GROWTH AND INCOME     STRATEGIC INCOME   TACTICAL ALLOCATION     INCOME
                            GROWTH FUND           PORTFOLIO             PORTFOLIO           PORTFOLIO        EQUITY FUND
                            SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT         SUB-ACCOUNT       SUB-ACCOUNT
                           --------------  -----------------------  -----------------  -------------------  -------------
OPERATIONS:
  Net investment (loss)
   income................   $  (222,527)         $  (39,904)           $   36,811          $  (367,440)      $   19,278
  Capital gains income...       --                  273,613              --                    544,698          --
  Net realized gain
   (loss) on security
   transactions..........        58,047              (2,779)                   70              (14,851)             736
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................     1,859,582            (503,789)              (41,298)          (1,260,916)          45,128
                            -----------          ----------            ----------          -----------       ----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............     1,695,102            (272,859)               (4,417)          (1,098,509)          65,142
                            -----------          ----------            ----------          -----------       ----------
UNIT TRANSACTIONS:
  Purchases..............       788,828             561,640               270,831            7,156,277          213,967
  Net transfers..........     1,392,643             278,759              (125,205)           7,374,195          927,540
  Surrenders for benefit
   payments and fees.....      (983,436)           (228,782)              (56,746)            (929,939)         (34,302)
  Net annuity
   transactions..........        36,860           --                     --                     27,805          --
                            -----------          ----------            ----------          -----------       ----------
  Net (decrease) increase
   in net assets
   resulting from unit
   transactions..........     1,234,895             611,617                88,880           13,628,338        1,107,205
                            -----------          ----------            ----------          -----------       ----------
  Net increase in net
   assets................     2,929,997             338,758                84,463           12,529,829        1,172,347
NET ASSETS:
  Beginning of period....    14,432,013           4,022,060             1,153,534           21,769,270          228,755
                            -----------          ----------            ----------          -----------       ----------
  End of period..........   $17,362,010          $4,360,818            $1,237,997          $34,299,099       $1,401,102
                            ===========          ==========            ==========          ===========       ==========


                           AMSOUTH SELECT
                            EQUITY FUND
                            SUB-ACCOUNT
                           --------------
OPERATIONS:
  Net investment (loss)
   income................    $   (7,362)
  Capital gains income...         3,734
  Net realized gain
   (loss) on security
   transactions..........        17,325
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................       472,640
                             ----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............       486,337
                             ----------
UNIT TRANSACTIONS:
  Purchases..............     2,008,027
  Net transfers..........      (280,436)
  Surrenders for benefit
   payments and fees.....      (294,850)
  Net annuity
   transactions..........
                             ----------
  Net (decrease) increase
   in net assets
   resulting from unit
   transactions..........     1,432,741
                             ----------
  Net increase in net
   assets................     1,919,078
NET ASSETS:
  Beginning of period....     2,476,032
                             ----------
  End of period..........    $4,395,110
                             ==========

                                           MITCHELL HUTCHINS  MITCHELL HUTCHINS   MITCHELL HUTCHINS   HUNTINGTON VA
                             MENTOR VIP    GROWTH AND INCOME  STRATEGIC INCOME   TACTICAL ALLOCATION     INCOME      AMSOUTH SELECT
                            GROWTH FUND        PORTFOLIO          PORTFOLIO           PORTFOLIO        EQUITY FUND    EQUITY FUND
                            SUB-ACCOUNT       SUB-ACCOUNT        SUB-ACCOUNT         SUB-ACCOUNT      SUB-ACCOUNT*   SUB-ACCOUNT**
                           --------------  -----------------  -----------------  -------------------  -------------  --------------
OPERATIONS:
  Net investment (loss)
   income................   $  (115,482)      $  (27,534)        $   56,625          $   (40,320)       $  1,127       $   (5,422)
  Capital gains income...       --              --                 --                  1,339,390          --              --
  Net realized gain on
   security
   transactions..........        21,602            3,219                165               31,237          --                   73
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................     2,619,527          367,262            (65,581)             430,021             131         (204,081)
                            -----------       ----------         ----------          -----------        --------       ----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............     2,525,647          342,947             (8,791)           1,760,328           1,258         (209,430)
                            -----------       ----------         ----------          -----------        --------       ----------
UNIT TRANSACTIONS:
  Purchases..............     1,591,255        3,251,474            741,317           12,031,575         171,554        1,791,654
  Net transfers..........       186,787          512,571            475,556            8,174,292          55,943          958,043
  Surrenders for benefit
   payments and fees.....      (341,906)         (95,651)           (64,519)            (207,496)         --              (64,235)
  Net annuity
   transactions..........       --              --                 --                  --                 --              --
                            -----------       ----------         ----------          -----------        --------       ----------
  Net increase in net
   assets resulting from
   unit transactions.....     1,436,136        3,668,394          1,152,354           19,998,371         227,497        2,685,462
                            -----------       ----------         ----------          -----------        --------       ----------
  Net increase in net
   assets................     3,961,783        4,011,341          1,143,563           21,758,699         228,755        2,476,032
NET ASSETS:
  Beginning of period....    10,470,230           10,719              9,971               10,571          --              --
                            -----------       ----------         ----------          -----------        --------       ----------
  End of period..........   $14,432,013       $4,022,060         $1,153,534          $21,769,270        $228,755       $2,476,032
                            ===========       ==========         ==========          ===========        ========       ==========

_____________________________________ SA-35 ____________________________________

 SEPARATE ACCOUNT TWO
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2000

                           EVERGREEN VA  EVERGREEN VA
                            FOUNDATION      OMEGA
                               FUND          FUND
                           SUB-ACCOUNT*  SUB-ACCOUNT*
                           ------------  ------------
OPERATIONS:
  Net investment income
   (loss)................   $   13,821   $   (44,973)
  Capital gains income...          364        21,854
  Net realized gain
   (loss) on security
   transactions..........           13        (4,793)
  Net unrealized
   (depreciation)
   appreciation of
   investments during the
   period................      (58,900)   (2,246,636)
                            ----------   -----------
  Net (decrease) increase
   in net assets
   resulting from
   operations............      (44,702)   (2,274,548)
                            ----------   -----------
UNIT TRANSACTIONS:
  Purchases..............      767,378     5,022,670
  Net transfers..........      622,096     6,400,175
  Surrenders for benefit
   payments and fees.....      (54,461)     (378,512)
  Net annuity
   transactions..........      --             18,886
                            ----------   -----------
  Net increase in net
   assets resulting from
   unit transactions.....    1,335,013    11,063,219
                            ----------   -----------
  Net increase in net
   assets................    1,290,311     8,788,671
NET ASSETS:
  Beginning of period....      --            --
                            ----------   -----------
  End of period..........   $1,290,311   $ 8,788,671
                            ==========   ===========

  *  From inception, February 1, 2000 to December 31, 2000
 **  From inception, May 1, 2000 to December 31, 2000
***  From inception, November 1, 2000 to December 31, 2000
**** From inception, November 1, 1999 to December 31, 2000.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-36 ____________________________________

                            EVERGREEN VA                     GLOBAL       MERRILL LYNCH   MERCURY V.I.U.S.        OFFIT
                           SPECIAL EQUITY     GLOBAL       TECHNOLOGY     GLOBAL GROWTH      LARGE CAP      VIF -- HIGH YIELD
                                FUND        HEALTH FUND       FUND         FOCUS FUND           FUND              FUND
                            SUB-ACCOUNT*   SUB-ACCOUNT**  SUB-ACCOUNT**  SUB-ACCOUNT****  SUB-ACCOUNT****    SUB-ACCOUNT***
                           --------------  -------------  -------------  ---------------  ----------------  -----------------
OPERATIONS:
  Net investment income
   (loss)................     $ (2,906)     $   (73,033)   $  (157,119)     $     61          $   (40)           $   117
  Capital gains income...        2,213        1,119,423        --              6,025              316            --
  Net realized gain
   (loss) on security
   transactions..........       (2,391)           6,113        (36,414)      --                    (1)           --
  Net unrealized
   (depreciation)
   appreciation of
   investments during the
   period................      (46,176)       4,884,989    (13,465,328)      (10,562)          (1,896)                68
                              --------      -----------    -----------      --------          -------            -------
  Net (decrease) increase
   in net assets
   resulting from
   operations............      (49,260)       5,937,492    (13,658,861)       (4,476)          (1,621)               185
                              --------      -----------    -----------      --------          -------            -------
UNIT TRANSACTIONS:
  Purchases..............      374,518        8,323,758      8,752,999        19,924            4,380            --
  Net transfers..........      218,961       33,807,605     33,395,367        83,375           22,382             10,064
  Surrenders for benefit
   payments and fees.....      (66,310)        (856,335)      (670,501)            4               (5)           --
  Net annuity
   transactions..........       28,113          --               9,783       --               --                 --
                              --------      -----------    -----------      --------          -------            -------
  Net increase in net
   assets resulting from
   unit transactions.....      555,282       41,275,028     41,487,648       103,303           26,757             10,064
                              --------      -----------    -----------      --------          -------            -------
  Net increase in net
   assets................      506,022       47,212,520     27,828,787        98,827           25,136             10,249
NET ASSETS:
  Beginning of period....      --               --             --            --               --                 --
                              --------      -----------    -----------      --------          -------            -------
  End of period..........     $506,022      $47,212,520    $27,828,787      $ 98,827          $25,136            $10,249
                              ========      ===========    ===========      ========          =======            =======

  *  From inception, February 1, 2000 to December 31, 2000
 **  From inception, May 1, 2000 to December 31, 2000
***  From inception, November 1, 2000 to December 31, 2000
**** From inception, November 1, 1999 to December 31, 2000.

_____________________________________ SA-37 ____________________________________

 SEPARATE ACCOUNT TWO
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2000

                           ARMADA ADVANTAGE  ARMADA ADVANTAGE
                                EQUITY        INTERNATIONAL
                             GROWTH FUND       EQUITY FUND
                           SUB-ACCOUNT (A)   SUB-ACCOUNT (A)
                           ----------------  ----------------
OPERATIONS:
  Net investment loss....      $ (1,847)         $ (1,656)
  Capital gains income...       --                 53,951
  Net realized (loss)
   gain on security
   transactions..........           (14)                5
  Net unrealized
   (depreciation)
   appreciation of
   investments during the
   period................       (29,800)          (77,567)
                               --------          --------
  Net (decrease) increase
   in net assets
   resulting from
   operations............       (31,661)          (25,267)
                               --------          --------
UNIT TRANSACTIONS:
  Purchases..............       377,938           262,131
  Net transfers..........       208,733           370,133
  Surrenders for benefit
   payments and fees.....        (3,638)           (3,745)
  Net annuity
   transactions..........       --                --
                               --------          --------
  Net increase in net
   assets resulting from
   unit transactions.....       583,033           628,519
                               --------          --------
  Net increase in net
   assets................       551,372           603,252
NET ASSETS:
  Beginning of period....       --                --
                               --------          --------
  End of period..........      $551,372          $603,252
                               ========          ========

(a)  From inception, June 26, 2000 to December 31, 2000.
(b)  From inception, June 22, 2000 to December 31, 2000.
(c)  From inception, November 1, 2000 to December 31, 2000.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-38 ____________________________________

                           ARMADA ADVANTAGE    PRUDENTIAL       PRUDENTIAL        WACHOVIA         WACHOVIA         WACHOVIA
                               MID CAP         20/20 FOCUS       JENNISON         BALANCED          EQUITY       SPECIAL VALUES
                             GROWTH FUND        PORTFOLIO        PORTFOLIO         FUND II          FUND II          FUND II
                           SUB-ACCOUNT (A)   SUB-ACCOUNT (B)  SUB-ACCOUNT (B)  SUB-ACCOUNT (C)  SUB-ACCOUNT (C)  SUB-ACCOUNT (C)
                           ----------------  ---------------  ---------------  ---------------  ---------------  ---------------
OPERATIONS:
  Net investment loss....     $  (2,052)        $   (390)       $   (2,782)       $   (456)        $   (144)         $   (4)
  Capital gains income...        95,305            1,129           124,653         --               --               --
  Net realized (loss)
   gain on security
   transactions..........           884              (83)              (97)        --                     1          --
  Net unrealized
   (depreciation)
   appreciation of
   investments during the
   period................      (190,892)          (3,382)         (271,168)         (5,614)          (4,481)            304
                              ---------         --------        ----------        --------         --------          ------
  Net (decrease) increase
   in net assets
   resulting from
   operations............       (96,755)          (2,726)         (149,394)         (6,070)          (4,624)            300
                              ---------         --------        ----------        --------         --------          ------
UNIT TRANSACTIONS:
  Purchases..............       382,426           86,069           472,051         561,943          202,927           1,733
  Net transfers..........       308,432           41,717           730,220          97,045           55,904           3,481
  Surrenders for benefit
   payments and fees.....        (1,440)          (1,648)           (4,150)              1          --                   (1)
  Net annuity
   transactions..........       --               --                --              --               --               --
                              ---------         --------        ----------        --------         --------          ------
  Net increase in net
   assets resulting from
   unit transactions.....       689,418          126,138         1,198,121         658,989          258,831           5,213
                              ---------         --------        ----------        --------         --------          ------
  Net increase in net
   assets................       592,663          123,412         1,048,727         652,919          254,207           5,513
NET ASSETS:
  Beginning of period....       --               --                --              --               --               --
                              ---------         --------        ----------        --------         --------          ------
  End of period..........     $ 592,663         $123,412        $1,048,727        $652,919         $254,207          $5,513
                              =========         ========        ==========        ========         ========          ======

(a)  From inception, June 26, 2000 to December 31, 2000.
(b)  From inception, June 22, 2000 to December 31, 2000.
(c)  From inception, November 1, 2000 to December 31, 2000.

_____________________________________ SA-39 ____________________________________

 SEPARATE ACCOUNT TWO
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2000

 1.  ORGANIZATION:

    Separate Account Two (the Account) is a separate investment account within Hartford Life Insurance Company (the Company) and is registered with the Securities and Exchange Commission (SEC) as a unit investment trust under the Investment Company Act of 1940, as amended. Both the Company and the Account are subject to supervision and regulation by the Department of Insurance of the State of Connecticut and the SEC. The Account invests deposits by variable annuity contractholders of the Company in various mutual funds (the Funds) as directed by the contractholders.

 2.  SIGNIFICANT ACCOUNTING POLICIES:

    The following is a summary of significant accounting policies of the Account, which are in accordance with generally accepted accounting principles in the investment company industry:

   a) SECURITY TRANSACTIONS--Security transactions are recorded on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sales of securities are computed on the basis of identified cost of the fund shares sold. Dividend and capital gains income is accrued as of the ex-dividend date. Capital gains income represents those dividends from the Funds which are characterized as capital gains under tax regulations.

   b) SECURITY VALUATION--The investments in shares of the Funds are valued at the closing net asset value per share as determined by the appropriate Fund as of December 31, 2000.

   c) UNIT TRANSACTIONS--Unit transactions are executed based on the unit values calculated at the close of the business day.

   d) FEDERAL INCOME TAXES--The operations of the Account form a part of, and are taxed with, the total operations of the Company, which is taxed as an insurance company under the Internal Revenue Code. Under current law, no federal income taxes are payable with respect to the operations of the Account.

   e) USE OF ESTIMATES--The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the period. Operating results in the future could vary from the amounts derived from management's estimates.

 3.  ADMINISTRATION OF THE ACCOUNT AND RELATED CHARGES:

    Certain amounts are deducted from the contracts, as described below:

   a) MORTALITY AND EXPENSE RISK CHARGES--The Company, will make deductions at a maximum annual rate of 1.50% of the contract's value for the mortality and expense risks which the Company undertakes.

   b) TAX EXPENSE CHARGE--If applicable, the Company will make deductions at a maximum rate of 4.0% of the contract's value to meet premium tax requirements. An additional tax charge based on a percentage of the contract's value may be assessed to partial withdrawals or surrenders. These expenses are included in surrenders for benefit payments and fees in the accompanying statements of changes in net assets.

   c) ANNUAL MAINTENANCE FEE--An annual maintenance fee in the amount of $30 may be deducted from the contract's value each contract year. However, this fee is not applicable to contracts with values of $50,000 or more, as determined on the most recent contract anniversary. These expenses are included in surrenders for benefit payments and fees in the accompanying statements of changes in net assets.

_____________________________________ SA-40 ____________________________________

                    REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS
              ----------------------------------------------------

To Hartford Life Insurance Company:

We have audited the accompanying Consolidated Balance Sheets of Hartford Life Insurance Company and subsidiaries as of December 31, 2000 and 1999, and the related Consolidated Statements of Income, Changes in Stockholder's Equity and Cash Flows for each of the three years in the period ended December 31, 2000. These Consolidated Financial Statements and the schedules referred to below are the responsibility of Hartford Life Insurance Company's management. Our responsibility is to express an opinion on these financial statements and schedules based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the Consolidated Financial Statements referred to above present fairly, in all material respects, the financial position of Hartford Life Insurance Company and subsidiaries as of December 31, 2000 and 1999, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2000 in conformity with accounting principles generally accepted in the United States.

Our audits were made for the purpose of forming an opinion on the basic financial statements taken as a whole. The schedules listed in the Index to Consolidated Financial Statements and Schedules are presented for the purpose of complying with the Securities and Exchange Commission's rules and are not part of the basic financial statements. These schedules have been subjected to the auditing procedures applied in the audits of the basic financial statements and, in our opinion, fairly state in all material respects the financial data required to be set forth therein in relation to the basic financial statements taken as a whole.

Hartford, Connecticut
January 25, 2001                                             ARTHUR ANDERSEN LLP

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
                       CONSOLIDATED STATEMENTS OF INCOME

                                                                    FOR THE YEARS ENDED
                                                                        DECEMBER 31,
----------------------------------------------------------------------------------------------
                                                               2000         1999         1998
----------------------------------------------------------------------------------------------
                                                                       (in millions)
REVENUES
  Fee income                                                  $2,109       $1,935       $2,089
  Earned premiums and other                                       97          110          129
  Net investment income                                        1,326        1,359        1,759
  Net realized capital losses                                    (85)          (4)          (2)
----------------------------------------------------------------------------------------------
                                              TOTAL REVENUES   3,447        3,400        3,975
----------------------------------------------------------------------------------------------
BENEFITS, CLAIMS AND EXPENSES
  Benefits, claims and claim adjustment expenses               1,495        1,574        1,911
  Insurance expenses and other                                   600          631          766
  Amortization of deferred policy acquisition costs              604          539          431
  Dividends to policyholders                                      67          104          329
----------------------------------------------------------------------------------------------
                         TOTAL BENEFITS, CLAIMS AND EXPENSES   2,766        2,848        3,437
----------------------------------------------------------------------------------------------
  Income before income tax expense                               681          552          538
  Income tax expense                                             194          191          188
----------------------------------------------------------------------------------------------
                                                  NET INCOME  $  487       $  361       $  350
----------------------------------------------------------------------------------------------

                SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
                          CONSOLIDATED BALANCE SHEETS

                                                                     AS OF DECEMBER 31,
------------------------------------------------------------------------------------------

                                                                     2000           1999
------------------------------------------------------------------------------------------
                                                                    (in millions, except
                                                                       for share data)
ASSETS
  Investments
  Fixed maturities, available for sale, at fair value
   (amortized cost of $14,219 and $13,923)                         $ 14,257       $ 13,499
  Equity securities, available for sale, at fair value                   48             56
  Policy loans, at outstanding balance                                3,573          4,187
  Other investments                                                     784            342
------------------------------------------------------------------------------------------
                                           TOTAL INVESTMENTS         18,662         18,084
------------------------------------------------------------------------------------------
  Cash                                                                   56             55
  Premiums receivable and agents' balances                               15             29
  Reinsurance recoverables                                            1,257          1,274
  Deferred policy acquisition costs                                   4,325          4,013
  Deferred income tax                                                   239            459
  Other assets                                                          537            654
  Separate account assets                                           113,744        110,397
------------------------------------------------------------------------------------------
                                                TOTAL ASSETS       $138,835       $134,965
------------------------------------------------------------------------------------------
LIABILITIES
  Future policy benefits                                           $  4,828       $  4,332
  Other policyholder funds                                           14,947         16,004
  Other liabilities                                                   2,124          1,613
  Separate account liabilities                                      113,744        110,397
------------------------------------------------------------------------------------------
                                           TOTAL LIABILITIES        135,643        132,346
------------------------------------------------------------------------------------------
COMMITMENTS AND CONTINGENCIES, NOTE 12
STOCKHOLDER'S EQUITY
  Common stock -- 1,000 shares authorized, issued and
   outstanding, par value $5,690                                          6              6
  Capital surplus                                                     1,045          1,045
  Accumulated other comprehensive income (loss)
    Net unrealized capital gains (losses) on securities, net
     of tax                                                              16           (255)
------------------------------------------------------------------------------------------
         TOTAL ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS)             16           (255)
------------------------------------------------------------------------------------------
  Retained earnings                                                   2,125          1,823
------------------------------------------------------------------------------------------
                                  TOTAL STOCKHOLDER'S EQUITY          3,192          2,619
------------------------------------------------------------------------------------------
                  TOTAL LIABILITIES AND STOCKHOLDER'S EQUITY       $138,835       $134,965
------------------------------------------------------------------------------------------

                SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
           CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDER'S EQUITY

                                                               Accumulated Other
                                                                 Comprehensive
                                                                 Income (Loss)
                                                               -----------------
                                                               Net Unrealized
                                                               Capital Gains
                                                               (Losses) on                        Total
                                            Common   Capital   Securities,         Retained     Stockholder's
                                            Stock    Surplus   Net of Tax          Earnings      Equity
-------------------------------------------------------------------------------------------------------------
                                                                     (in millions)
2000
Balance, December 31, 1999                    $6     $1,045          $(255)          $1,823        $2,619
Comprehensive income
  Net income                                  --         --             --              487           487
Other comprehensive income, net of tax
 (1):
  Net change in unrealized capital gains
   (losses) on securities (2)                 --         --            271               --           271
Total other comprehensive income                                                                      271
  Total comprehensive income                                                                          758
  Dividends                                                                            (185)         (185)
-------------------------------------------------------------------------------------------------------------
                BALANCE, DECEMBER 31, 2000    $6     $1,045          $  16           $2,125        $3,192
-------------------------------------------------------------------------------------------------------------
1999
Balance, December 31, 1998                    $6     $1,045          $ 184           $1,462        $2,697
Comprehensive income
  Net income                                  --         --             --              361           361
Other comprehensive income (loss), net of
 tax (1):
  Net change in unrealized capital gains
   (losses) on securities (2)                 --         --           (439)              --          (439)
Total other comprehensive loss                                                                       (439)
  Total comprehensive loss                                                                            (78)
-------------------------------------------------------------------------------------------------------------
                BALANCE, DECEMBER 31, 1999    $6     $1,045          $(255)          $1,823        $2,619
-------------------------------------------------------------------------------------------------------------
1998
Balance, December 31, 1997                    $6     $1,045          $ 179           $1,113        $2,343
Comprehensive income
  Net income                                  --         --             --              350           350
Other comprehensive income, net of tax
 (1):
  Net change in unrealized capital gains
   on securities (2)                          --         --              5               --             5
Total other comprehensive income                                                                        5
  Total comprehensive income                                                                          355
  Dividends                                                                              (1)           (1)
-------------------------------------------------------------------------------------------------------------
                BALANCE, DECEMBER 31, 1998    $6     $1,045          $ 184           $1,462        $2,697
-------------------------------------------------------------------------------------------------------------

(1) Net change in unrealized capital gain (loss) on securities is reflected net of tax of $147, $(236) and $3, for the years ended December 31, 2000, 1999 and 1998, respectively.

(2) Net of reclassification adjustment for after-tax losses realized in net income of $55, $2 and $1 for the years ended December 31, 2000, 1999 and 1998, respectively.

                SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
                     CONSOLIDATED STATEMENTS OF CASH FLOWS

                                                                   FOR THE YEARS ENDED
                                                                       DECEMBER 31,
--------------------------------------------------------------------------------------------
                                                                2000       1999       1998
--------------------------------------------------------------------------------------------
                                                                      (in millions)
OPERATING ACTIVITIES
  Net income                                                  $   487    $   361    $   350
  Adjustments to reconcile net income to net cash provided
   by operating activities
  Net realized capital losses                                      85          4          2
  Amortization of deferred policy acquisition costs               604        539        431
  Additions to deferred policy acquisition costs                 (916)      (899)      (890)
  Depreciation and amortization                                   (28)       (18)       (23)
  Loss due to commutation of reinsurance (See Note 9)              --         16         --
  Decrease (increase) in premiums receivable and agents'
   balances                                                        14        (18)         1
  Increase (decrease) in other liabilities                        375       (303)      (120)
  Change in receivables, payables, and accruals                    53        165        124
  Increase (decrease) in accrued taxes                             34       (163)        60
  Decrease (increase) in deferred income tax                       73        241       (118)
  Increase in future policy benefits                              496        797        536
  Decrease (increase) in reinsurance recoverables                  32       (318)      (101)
  Other, net                                                       24        (79)       119
--------------------------------------------------------------------------------------------
                   NET CASH PROVIDED BY OPERATING ACTIVITIES    1,333        325        371
--------------------------------------------------------------------------------------------
INVESTING ACTIVITIES
  Purchases of investments                                     (5,800)    (5,753)    (6,061)
  Sales of investments                                          4,230      6,383      4,901
  Maturity and principle paydowns of fixed maturity
   investments                                                  1,521      1,818      1,761
  Purchases of affiliates and other                                 5        (25)        --
--------------------------------------------------------------------------------------------
        NET CASH (USED FOR) PROVIDED BY INVESTING ACTIVITIES      (44)     2,423        601
--------------------------------------------------------------------------------------------
FINANCING ACTIVITIES
  Dividends paid                                                 (185)        --         --
  Net disbursements for investment and universal life-type
   contracts charged against policyholder accounts             (1,103)    (2,710)    (1,009)
--------------------------------------------------------------------------------------------
    Net cash used for financing activities                     (1,288)    (2,710)    (1,009)
--------------------------------------------------------------------------------------------
  Net increase (decrease) in cash                                   1         38        (37)
  Cash -- beginning of year                                        55         17         54
--------------------------------------------------------------------------------------------
  Cash -- end of year                                         $    56    $    55    $    17
--------------------------------------------------------------------------------------------
Supplemental Disclosure of Cash Flow Information:
  Net Cash Paid During the Year for:
  Income taxes                                                $   173    $   111    $   263
Noncash Investing Activities:
  In 1999, the Company's parent, Hartford Life and Accident Insurance Company, recaptured an in force block of individual life insurance previously ceded to the Company. This commutation resulted in a reduction in the Company's assets of $666, consisting of $556 of invested assets, $99 of deferred policy acquisition costs and $11 of other assets.
   Liabilities decreased $650, consisting of $543 of other policyholder funds, $60 of future policy benefits and $47 of other liabilities. As a result, the Company recognized an after-tax loss relating to this transaction of $16.

  In 1998, due to the recapture of an in force block of business previously ceded to MBL
   Life Assurance Co. of New Jersey, reinsurance recoverables of $4,753 were exchanged for the fair value of assets comprised of $4,310 in policy loans and $443 in other net assets.

                SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(DOLLAR AMOUNTS IN MILLIONS EXCEPT PER SHARE DATA UNLESS OTHERWISE STATED)

 -----------------------------------------------------------------------------

1. ORGANIZATION AND DESCRIPTION OF BUSINESS

These Consolidated Financial Statements include Hartford Life Insurance Company and its wholly-owned subsidiaries ("Hartford Life Insurance Company" or the "Company"), Hartford Life and Annuity Insurance Company ("HLAI"), Hartford International Life Reassurance Corporation ("HLRe") and Servus Life Insurance Company, formerly Royal Life Insurance Company of America. The Company is a wholly-owned subsidiary of Hartford Life and Accident Insurance Company ("HLA"), a wholly-owned subsidiary of Hartford Life, Inc. ("Hartford Life"). Hartford Life is a direct subsidiary of Hartford Fire Insurance Company ("Hartford Fire"), a direct subsidiary of The Hartford Financial Services Group, Inc. ("The Hartford"). In November 1998, Hartford Life Insurance Company transferred in the form of a dividend, Hartford Financial Services, LLC and its subsidiaries to HLA.

Pursuant to an initial public offering (the "IPO") on May 22, 1997, Hartford Life sold to the public 26 million shares of Class A Common Stock at $28.25 per share and received proceeds, net of offering expenses, of $687. The 26 million shares sold in the IPO represented approximately 18.6% of the equity ownership in Hartford Life. On June 27, 2000, The Hartford acquired all of the outstanding common shares of Hartford Life not already owned by The Hartford (The Hartford Acquisition). As a result of The Hartford Acquisition, Hartford Life became a direct subsidiary of Hartford Fire.

Along with its parent, HLA, the Company is a leading financial services and insurance group which provides (a) investment products, such as individual variable annuities and fixed market value adjusted annuities, mutual funds and retirement plan services for savings and retirement needs; (b) individual life insurance for income protection and estate planning; (c) group benefits products such as group life and group disability insurance that is directly written by the Company and is substantially ceded to its parent, HLA, and (d) corporate owned life insurance.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

(a) BASIS OF PRESENTATION

These Consolidated Financial Statements are prepared on the basis of accounting principles generally accepted in the United States, which differ materially from the statutory accounting practices prescribed by various insurance regulatory authorities. All material intercompany transactions and balances between Hartford Life Insurance Company and its subsidiaries have been eliminated.

The preparation of financial statements, in conformity with accounting principles generally accepted in the United States, requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The most significant estimates include those used in determining deferred policy acquisition costs and the liability for future policy benefits and other policyholder funds. Although some variability is inherent in these estimates, management believes the amounts provided are adequate.

Certain reclassifications have been made to prior year financial information to conform to the current year presentation.

(b) ADOPTION OF NEW ACCOUNTING STANDARDS

Effective January 1, 2000, Hartford Life Insurance Company adopted Statement of Position (SOP) No. 98-7, "Accounting for Insurance and Reinsurance Contracts That Do Not Transfer Insurance Risk". This SOP provides guidance on the method of accounting for insurance and reinsurance contracts that do not transfer insurance risk, defined in the SOP as the deposit method. Adoption of this SOP did not have a material impact on the Company's financial condition or results of operations.

In December 1999, the staff of the Securities and Exchange Commission issued Staff Accounting Bulletin (SAB) No. 101, "Revenue Recognition in Financial Statements". SAB 101 provides that if registrants have not applied the accounting therein, they should implement the SAB and report a change in accounting principle. SAB 101, as subsequently amended, became effective for the Company in the fourth quarter of 2000. The adoption of SAB 101 did not have a material impact on the Company's financial condition or results of operations.

Effective January 1, 1999, Hartford Life Insurance Company adopted SOP No. 98-1, "Accounting for the Costs of Computer Software Developed or Obtained for Internal Use". This SOP provides guidance on accounting for costs of internal use software and in determining whether software is for internal use. The SOP defines internal use software as software that is acquired, internally developed, or modified solely to meet internal needs and identifies stages of software development and accounting for the related costs incurred during the stages. Adoption of this SOP did not have a material impact on the Company's financial condition or results of operations.

Effective January 1, 1999, Hartford Life Insurance Company adopted SOP No. 97-3, "Accounting by Insurance and Other Enterprises for Insurance-Related Assessments". This SOP addresses accounting by insurance and other enterprises for assessments related to insurance activities including recognition, measurement and disclosure of guaranty fund or other assessments. Adoption of this SOP did not have a material impact on the Company's financial condition or results of operations.

(c) FUTURE ADOPTION OF NEW ACCOUNTING STANDARDS

In October 2000, the Financial Accounting Standards Board (FASB) issued Statement of Financial Accounting Standards (SFAS) No. 140, "Accounting for Transfers and Servicing of Financial Assets and Extinguishments of
Liabilities -- a Replacement of FASB Statement No. 125". SFAS No. 140 revises the criteria for accounting for certain transfers of financial assets and the reporting and disclosure requirements for collateral arrangements. Implementation of the accounting provisions of SFAS No. 140 is not expected to have a material impact on the Company's financial condition or results of operations.

In July 2000, the Emerging Issues Task Force (EITF) reached consensus on Issue No. 99-20, "Recognition of Interest Income and Impairment on Certain Investments". This pronouncement requires investors in certain asset-backed securities to record changes in their estimated yield on a prospective basis and to evaluate these securities for an other-than-temporary decline in value. This consensus is effective for financial statements with fiscal quarters beginning after March 15, 2001. Adoption of EITF No. 99-20 is not expected to have a material impact on the Company's financial condition or results of operations.

In June 2000, the FASB issued SFAS No. 138, "Accounting for Certain Derivative Instruments and Certain Hedging Activities", which amended SFAS No. 133, "Accounting for Derivative Instruments and Hedging Activities". SFAS No. 133 established accounting and reporting requirements for derivative instruments, including certain derivative instruments embedded in other contracts. SFAS No. 133 requires, among other things, that all derivatives be carried on the balance sheet at fair value. SFAS No. 133 also specifies hedge accounting criteria under which a derivative can qualify for special accounting. SFAS No. 138 amended SFAS No. 133 so that for interest rate hedges, a company may designate as the hedged risk the risk of changes only in a benchmark interest rate. Also, credit risk is newly defined as the company-specific spread over the benchmark interest rate and may be hedged separately from, or in combination with, the benchmark interest rate. Initial application of SFAS No. 133, as amended, for Hartford Life Insurance Company began January 1, 2001. Implementation of SFAS No. 133, as amended, is expected to result in a cumulative transition adjustment charge of $3 after-tax. However, the FASB's Derivative Implementation Group continues to deliberate on multiple issues, the resolution of which could have a significant impact on the Company's expectations.

(d) REVENUE RECOGNITION

Fee income for investment and universal life-type contracts consists of policy charges for policy administration, cost of insurance charges and surrender charges assessed against policyholders' account balances and are recognized in the period in which services are provided. Premiums for traditional life insurance are recognized as revenues when due from policyholders. Retrospective and contingent commissions and other related expenses are incurred and recorded in the same period that the retrospective premiums are recorded or other contract provisions are met.

(e) DIVIDENDS TO POLICYHOLDERS

Policyholder dividends are accrued using an estimate of the amount to be paid based on underlying contractual obligations under participating policies and applicable state laws. If limitations exist on the amount of net income from participating life insurance contracts that may be distributed to stockholders, the policyholders' share of net income on those contracts that cannot be distributed is excluded from stockholder's equity by a charge to operations and a credit to a liability.

Participating life insurance in force accounted for 18%, 24% and 25% as of December 31, 2000, 1999 and 1998, respectively, of total life insurance in force. Dividends to policyholders were $67, $104 and $329 for the years ended December 31, 2000, 1999 and 1998, respectively. There were no additional amounts of income allocated to participating policyholders.

(f) INVESTMENTS

Hartford Life Insurance Company's investments in both fixed maturities, which include bonds, redeemable preferred stock and commercial paper, and equity securities, which include common and non-redeemable preferred stocks, are classified as "available for sale" in accordance with SFAS No. 115, "Accounting for Certain Investments in Debt and Equity Securities". Accordingly, these securities are carried at fair value with the after-tax difference from cost reflected in stockholder's equity as a component of accumulated other comprehensive income. Policy loans are carried at outstanding balance which approximates fair value. Other invested assets primarily consist of partnership investments, which are accounted for by the equity method, and mortgage loans, whereby the carrying value approximates fair value.

Net realized capital gains (losses) on security transactions associated with the Company's immediate participation guaranteed contracts are recorded and effectively offset by amounts owed to policyholders and were $(9), $2 and $8 for the years ended December 31, 2000, 1999 and 1998, respectively. Under the terms of the contracts, the realized gains and losses will be credited to policyholders in future years as they are entitled to receive them. Net realized capital gains and losses, excluding those related to immediate participation guaranteed contracts, are reported as a component of revenue and are determined on a specific identification basis.

The Company's accounting policy for impairment requires recognition of an other than temporary impairment charge on a security if it is determined that the Company is unable to recover all amounts due under the contractual obligations of the security. In addition, for securities expected to be sold, an other than temporary impairment charge is recognized if the Company does not expect the fair value of a security to recover to cost or amortized cost prior to the expected date of sale. Once an impairment charge has been recorded, the Company then continues to review the other than temporarily impaired securities for appropriate valuation on an ongoing basis.

(g) DERIVATIVE INSTRUMENTS

HEDGE ACCOUNTING -- Hartford Life Insurance Company uses a variety of derivative instruments, including swaps, caps, floors, forwards and exchange traded futures and options in compliance with Company policy and in order to achieve one of three Company approved objectives: to hedge risk arising from interest rate, price or currency exchange rate volatility; to manage liquidity; or to control transaction costs. The Company is considered an end user of derivative instruments and as such does not make a market or trade in these instruments for the express purpose of earning trading profits. Hartford Life Insurance Company's accounting for derivative instruments used to manage risk is in accordance with the concepts established in SFAS No. 80, "Accounting for Futures Contracts", SFAS No. 52, "Foreign Currency Translation", American Institute of Certified Public Accountants (AICPA) Issue Paper No. 86-2, "Accounting for Options" and various Emerging Issues Task Force pronouncements. Written options are used, in all cases in conjunction with other assets and derivatives, as part of the Company's asset and liability management strategy. Derivative instruments are carried at values consistent with the asset or liability being hedged. Derivative instruments used to hedge fixed maturities or equity securities are carried at fair value with the after-tax difference from cost reflected in stockholder's equity as a component of accumulated other comprehensive income. Derivative instruments used to hedge other invested assets or liabilities are carried at cost. For a discussion of SFAS No. 133, "Accounting for Derivative Instruments and Hedging Activities", issued in June 1998, see (c) Future Adoption of New Accounting Standards. Initial application of SFAS No. 133, as amended, for Hartford Life Insurance Company began in the first quarter of 2001.

Derivative instruments must be designated at inception as a hedge and measured for effectiveness both at inception and on an ongoing basis. Hartford Life Insurance Company's correlation threshold for hedge designation is 80% to 120%. If correlation, which is assessed monthly or quarterly and measured based on a rolling three month average, falls outside the 80% to 120% range, hedge accounting will be terminated. Derivative instruments used to create a synthetic asset must meet synthetic accounting criteria, including designation at inception and consistency of terms between the synthetic and the instrument being replicated. Consistent with industry practice, synthetic instruments are accounted for like the financial instrument they are intended to replicate. Derivative instruments which fail to meet risk management criteria are marked to market with the impact reflected in the Consolidated Statements of Income.

FUTURES -- Gains or losses on financial futures contracts entered into in anticipation of the investment of future receipt of product cash flows are deferred and, at the time of the ultimate investment purchase, reflected as an adjustment to the cost basis of the purchased asset. Gains or losses on futures used in invested asset risk management are deferred and adjusted into the cost basis of the hedged asset when the contract futures are closed, except for futures used in duration hedging, which are deferred and basis adjusted on a quarterly basis. The basis adjustments are amortized into net investment income over the remaining asset life.

FORWARD COMMITMENTS -- Open forward commitment contracts are marked to market through stockholder's equity as a component of accumulated other comprehensive income. Such contracts are accounted for at settlement by recording the purchase of the specified securities at the previously committed price. Gains or losses resulting from the termination of forward commitment contracts are recognized immediately in the Consolidated Statements of Income as a component of net investment income.

OPTIONS -- The cost of options entered into as part of a risk management strategy are basis adjusted to the underlying asset or liability and amortized over the remaining life of the option. Gains or losses on expiration or termination are adjusted into the basis of the underlying asset or liability and amortized over the remaining asset life.

INTEREST RATE SWAPS -- Interest rate swaps involve the periodic exchange of payments without the exchange of underlying principal or notional amounts. Net receipts or payments are accrued and recognized over the life of the swap agreement as an adjustment to investment income. Should the swap be terminated, the gain or loss is adjusted into the basis of the asset or liability and amortized over the remaining life. Should the hedged asset be sold or liability terminated without terminating the swap position, any swap gains or losses are immediately recognized in earnings. Interest rate swaps purchased in anticipation of an asset purchase (anticipatory transaction) are recognized consistent with the underlying asset components such that the settlement component is recognized in the Consolidated Statements of Income while the change in market value is recognized as an unrealized capital gain or loss.

INTEREST RATE CAPS AND FLOORS -- Premiums paid on purchased cap or floor agreements and the premium received on issued cap or floor agreements (used for risk management) are adjusted into the basis of the applicable asset or liability and amortized over the asset life or liability life. Gains or losses on termination of such positions are adjusted into the basis of the asset or liability and amortized over the remaining asset or liability life. Net payments are recognized as an adjustment to income or basis adjusted and amortized depending on the specific hedge strategy.

FORWARD EXCHANGE AND CURRENCY SWAPS CONTRACTS -- Forward exchange contracts and foreign currency swaps are accounted for in accordance with SFAS No. 52. Changes in the spot rate of instruments designated as hedges of the net investment in a foreign subsidiary are reflected in stockholder's equity as a component of accumulated other comprehensive income.

(h) SEPARATE ACCOUNTS

Hartford Life Insurance Company maintains separate account assets and liabilities which are reported at fair value. Separate account assets are segregated from other investments, and investment income and gains and losses accrue directly to the policyholders. Separate accounts reflect two categories of risk assumption: non-guaranteed separate accounts, wherein the policyholder assumes substantially all the investment risk and rewards, and guaranteed separate accounts, wherein the Company contractually guarantees either a minimum return or account value to the policyholder.

(i) DEFERRED POLICY ACQUISITION COSTS

Policy acquisition costs, which include commissions and certain other expenses associated with acquiring business, are deferred and amortized over the estimated lives of the contracts, usually 20 years. Generally, acquisition costs are deferred and amortized using the retrospective deposit method. Under the retrospective deposit method, acquisition costs are amortized in proportion to the present value of expected gross profits from investment, mortality and expense margins and surrender charges. Actual gross profits can vary from management's estimates, resulting in increases or decreases in the rate of amortization. Management periodically reviews these estimates and evaluates the recoverability of the deferred acquisition cost asset. When appropriate, management revises its assumptions on the estimated gross profits of these contracts and the cumulative amortization for the books of business are re-estimated and adjusted by a cumulative charge or credit to income.

Acquisition costs and their related deferral are included in the Company's insurance expenses and other as follows:

                                                                     2000        1999         1998
                                                                     ------------------------------
Commissions                                                          $ 929       $ 887       $1,069
Deferred acquisition costs                                            (916)       (899)        (890)
General insurance expenses and other                                   587         643          587
                                                                     ------------------------------
                                INSURANCE EXPENSES AND OTHER         $ 600       $ 631       $  766
                                                                     ------------------------------

(j) FUTURE POLICY BENEFITS
Liabilities for future policy benefits are computed by the net level premium method using interest rate assumptions varying from 3% to 11% and withdrawal and mortality assumptions appropriate at the time the policies were issued.

(k) OTHER POLICYHOLDER FUNDS
Other policyholder funds include reserves for investment contracts without life contingencies, corporate owned life insurance and universal life insurance contracts. Of the amounts included in other policyholder funds, $14.9 billion and $16.0 billion for the years ended December 31, 2000 and 1999, respectively, represent policyholder obligations.
The liability for policy benefits for universal life-type contracts is equal to the balance that accrues to the benefit of policyholders, including credited interest, amounts that have been assessed to compensate the Company for services to be performed over future periods, and any amounts previously assessed against policyholders that are refundable on termination of the contract. For investment contracts, policyholder liabilities are equal to the accumulated policy account values, which consist of an accumulation of deposit payments plus credited interest, less withdrawals and amounts assessed through the end of the period.

3. INVESTMENTS AND DERIVATIVE INSTRUMENTS

(a) COMPONENTS OF NET INVESTMENT INCOME

                                                                         For the years ended
                                                                             December 31,
                                                                   --------------------------------
                                                                    2000         1999         1998
                                                                   --------------------------------
Interest income from fixed maturities                              $  959       $  934       $  952
Interest income from policy loans                                     305          391          789
Income from other investments                                          75           48           32
                                                                   --------------------------------
Gross investment income                                             1,339        1,373        1,773
Less: Investment expenses                                              13           14           14
                                                                   --------------------------------
                                       NET INVESTMENT INCOME       $1,326       $1,359       $1,759
                                                                   --------------------------------

(b) COMPONENTS OF NET REALIZED CAPITAL (LOSSES) GAINS

                                                                       For the years ended
                                                                          December 31,
                                                                   ---------------------------
                                                                   2000        1999       1998
                                                                   ---------------------------
Fixed maturities                                                   $(106)      $(5)       $(20)
Equity securities                                                      3         2          21
Real Estate and other                                                  9         1           5
Change in liability to policyholders for net realized
 capital losses (gains)                                                9        (2)         (8)
                                                                   ---------------------------
                                 NET REALIZED CAPITAL LOSSES       $ (85)      $(4)       $ (2)
                                                                   ---------------------------

(C) NET CHANGE IN UNREALIZED CAPITAL (LOSSES) GAINS ON EQUITY SECURITIES

                                                                      For the years ended
                                                                          December 31,
                                                                   --------------------------
                                                                   2000       1999       1998
                                                                   --------------------------
Gross unrealized capital gains                                     $ 2        $ 9        $ 2
Gross unrealized capital losses                                     (5)        (2)        (1)
                                                                   --------------------------
Net unrealized capital (losses) gains                               (3)         7          1
Deferred income taxes                                               (1)         2         --
                                                                   --------------------------
Net unrealized capital (losses) gains, net of tax                   (2)         5          1
Balance -- beginning of year                                         5          1          9
                                                                   --------------------------
   NET CHANGE IN UNREALIZED CAPITAL (LOSSES) GAINS ON EQUITY
                                                  SECURITIES       $(7)       $ 4        $(8)
                                                                   --------------------------

(d) NET CHANGE IN UNREALIZED CAPITAL GAINS (LOSSES) ON FIXED MATURITIES

                                                                        For the years ended
                                                                           December 31,
                                                                   -----------------------------
                                                                   2000        1999        1998
                                                                   -----------------------------
Gross unrealized capital gains                                     $ 269       $  48       $ 421
Gross unrealized capital losses                                     (231)       (472)       (108)
Unrealized capital gains (losses) credited to policyholders          (10)         24         (32)
                                                                   -----------------------------
Net unrealized capital gains (losses)                                 28        (400)        281
Deferred income taxes                                                 10        (140)         98
                                                                   -----------------------------
Net unrealized capital gains (losses), net of tax                     18        (260)        183
Balance -- beginning of year                                        (260)        183         170
                                                                   -----------------------------
    NET CHANGE IN UNREALIZED CAPITAL GAINS (LOSSES) ON FIXED
                                                  MATURITIES       $ 278       $(443)      $  13
                                                                   -----------------------------

(e) FIXED MATURITY INVESTMENTS

                                                                           As of December 31, 2000
                                                         ------------------------------------------------------------
                                                                           Gross            Gross
                                                         Amortized       Unrealized       Unrealized
                                                           Cost            Gains            Losses         Fair Value
                                                         ------------------------------------------------------------
U.S. Government and Government agencies and
 authorities (guaranteed and sponsored)                   $   185           $ 16            $  --           $   201
U.S. Government and Government agencies and
 authorities (guaranteed and sponsored) -- asset
 backed                                                       895             20               (9)              906
States, municipalities and political subdivisions              79              5               (1)               83
Foreign governments                                           269              7               (8)              268
Public utilities                                              557              4              (10)              551
All other corporate, including international                5,816            102             (153)            5,765
All other corporate -- asset backed                         5,284            112              (39)            5,357
Short-term investments                                        750             --               --               750
Certificates of deposit                                       383              3              (11)              375
Redeemable preferred stock                                      1             --               --                 1
                                                         ------------------------------------------------------------
                            TOTAL FIXED MATURITIES        $14,219           $269            $(231)          $14,257
                                                         ------------------------------------------------------------

                                                                           As of December 31, 1999
                                                         ------------------------------------------------------------
                                                                           Gross            Gross
                                                         Amortized       Unrealized       Unrealized
                                                           Cost            Gains            Losses         Fair Value
                                                         ------------------------------------------------------------
U.S. Government and Government agencies and
 authorities (guaranteed and sponsored)                   $   180           $ 5             $  (3)          $   182
U.S. Government and Government agencies and
 authorities (guaranteed and sponsored) -- asset
 backed                                                     1,094             5               (35)            1,064
States, municipalities and political subdivisions             155             2                (1)              156
Foreign governments                                           289             6               (14)              281
Public utilities                                              865             7               (39)              833
All other corporate, including international                5,646            18              (244)            5,420
All other corporate -- asset backed                         4,103             5              (123)            3,985
Short-term investments                                      1,156            --                --             1,156
Certificates of deposit                                       434            --               (12)              422
Redeemable preferred stock                                      1            --                (1)               --
                                                         ------------------------------------------------------------
                            TOTAL FIXED MATURITIES        $13,923           $48             $(472)          $13,499
                                                         ------------------------------------------------------------

The amortized cost and estimated fair value of fixed maturity investments as of December 31, 2000 by estimated maturity year are shown below. Expected maturities differ from contractual maturities due to call or prepayment provisions. Asset backed securities, including mortgage backed securities and collateralized mortgage obligations, are distributed to maturity year based on the Company's estimates of the rate of future prepayments of principal over the remaining lives of the securities. These estimates are developed using prepayment speeds provided in broker consensus data. Such estimates are derived from prepayment speeds experienced at the interest rate levels projected for the applicable underlying collateral and can be expected to vary from actual experience.

                                                      Amortized
                                                        Cost            Fair Value
                                                      ----------------------------
MATURITY
One year or less                                       $ 1,238           $ 1,238
Over one year through five years                         5,532             5,570
Over five years through ten years                        4,258             4,305
Over ten years                                           3,191             3,144
                                                      ----------------------------
                                               TOTAL   $14,219           $14,257
                                                      ----------------------------

(f) SALES OF FIXED MATURITY AND EQUITY SECURITY INVESTMENTS

Sales of fixed maturities, excluding short-term fixed maturities, for the years ended December 31, 2000, 1999 and 1998 resulted in proceeds of $3.0 billion, $3.4 billion and $3.2 billion, gross realized capital gains of $29, $153 and $103, gross realized capital losses (including writedowns) of $126, $160 and $131, respectively. Sales of equity security investments for the years ended December 31, 2000, 1999 and 1998 resulted in proceeds of $15, $7 and $35 and gross realized capital gains of $5, $2 and $21, respectively, and gross realized capital losses of $2 for the year ended December 31, 2000. There were no realized capital losses on sales of equity security investments in 1999 and 1998.

(g) CONCENTRATION OF CREDIT RISK

The Company is not exposed to any concentration of credit risk in fixed maturities of a single issuer greater than 10% of stockholder's equity.

(h) DERIVATIVE INSTRUMENTS

Hartford Life Insurance Company utilizes a variety of derivative instruments, including swaps, caps, floors, forwards and exchange traded futures and options, in compliance with Company policy and in order to achieve one of three Company approved objectives: to hedge risk arising from interest rate, price or currency exchange rate volatility; to manage liquidity; or, to control transactions costs. The Company utilizes derivative instruments to manage market risk through four principal risk management strategies: hedging anticipated transactions, hedging liability instruments, hedging invested assets and hedging portfolios of assets and/or liabilities. The Company is considered an end user of derivative instruments and, as such, does not make a market or trade in these instruments for the express purpose of earning trading profits.

The Company maintains a derivatives counterparty exposure policy which establishes market based credit limits, favors long-term financial stability and creditworthiness, and typically requires credit enhancement/credit risk reducing agreements. Credit risk is measured as the amount owed to the Company based on current market conditions and potential payment obligations between the Company and its counterparties. Credit exposures are generally quantified weekly and netted, and collateral is pledged to or held by the Company to the extent the current value of derivatives exceed exposure policy thresholds.

The Company's derivative program is monitored by an internal compliance unit and is reviewed by senior management. Notional amounts, which represent the basis upon which pay or receive amounts are calculated and are not reflective of credit risk, pertaining to derivative financial instruments (excluding the Company's guaranteed separate account derivative investments, see Note 5), totaled $3.7 billion and $5.5 billion ($3.0 billion and $3.9 billion related to the Company's investments and $661 and $1.6 billion related to Company's liabilities) as of December 31, 2000 and 1999, respectively.

The tables below provide a summary of derivative instruments held by Hartford Life Insurance Company as of December 31, 2000 and 1999, segregated by major investment and liability category:

                                                      2000 -- Amount Hedged (Notional Amounts)
                               ---------------------------------------------------------------------------------------
                                Total     Issued     Purchased                   Interest Rate    Foreign      Total
                               Carrying   Caps &    Caps, Floors                    Swaps &       Currency    Notional
        ASSETS HEDGED           Value     Floors     & Options     Futures (1)     Forwards      Swaps (2)     Amount
                               ---------------------------------------------------------------------------------------
Asset backed securities
 (excluding anticipatory)      $ 6,262     $ --        $   --          $--          $1,492          $--        $1,492
Anticipatory (3)                    --       --            --          144              --           --           144
Other bonds and notes            7,245      139           158           --           1,081           34         1,412
Short-term investments             750       --            --           --              --           --            --
                               ---------------------------------------------------------------------------------------
       TOTAL FIXED MATURITIES   14,257      139           158          144           2,573           34         3,048
Equity securities, policy
 loans and other investments     4,405       --            --           --              --           --            --
                               ---------------------------------------------------------------------------------------
            TOTAL INVESTMENTS  $18,662      139           158          144           2,573           34         3,048
                               ---------------------------------------------------------------------------------------
     OTHER POLICYHOLDER FUNDS  $14,947       --           650           --              11           --           661
                               ---------------------------------------------------------------------------------------
 TOTAL DERIVATIVE INSTRUMENTS
                           --
               NOTIONAL VALUE              $139        $  808          $144         $2,584          $34        $3,709
                               ---------------------------------------------------------------------------------------
 TOTAL DERIVATIVE INSTRUMENTS
                           --
                   FAIR VALUE              $ (4)       $    5          $--          $   26          $--        $   27
                               ---------------------------------------------------------------------------------------

                                                      1999 -- Amount Hedged (Notional Amounts)
                                 -----------------------------------------------------------------------------------
                                  Total     Issued    Purchased                 Interest Rate    Foreign     Total
                                 Carrying   Caps &     Caps &                      Swaps &      Currency    Notional
         ASSETS HEDGED            Value     Floors     Floors     Futures (1)     Forwards      Swaps (2)    Amount
                                 -----------------------------------------------------------------------------------
Asset backed securities
 (excluding anticipatory)        $ 5,049    $   --     $   --         $--          $  911          $--       $  911
Anticipatory (3)                      --        --         --           5             112           --          117
Other bonds and notes              7,294       494        611          --           1,676           80        2,861
Short-term investments             1,156        --         --          --              --           --           --
                                 -----------------------------------------------------------------------------------
         TOTAL FIXED MATURITIES   13,499       494        611           5           2,699           80        3,889
Equity securities, policy loans
 and other investments             4,585        --         --          --              --           --           --
                                 -----------------------------------------------------------------------------------
              TOTAL INVESTMENTS  $18,084       494        611           5           2,699           80        3,889
                                 -----------------------------------------------------------------------------------
       OTHER POLICYHOLDER FUNDS  $16,004        --      1,150          --             430           --        1,580
                                 -----------------------------------------------------------------------------------
TOTAL DERIVATIVE INSTRUMENTS --
                 NOTIONAL VALUE             $  494     $1,761         $ 5          $3,129          $80       $5,469
                                 -----------------------------------------------------------------------------------
TOTAL DERIVATIVE INSTRUMENTS --
                     FAIR VALUE             $  (22)    $    8         $--          $  (30)         $ 2       $  (42)
                                 -----------------------------------------------------------------------------------

    (1) As of December 31, 2000 and 1999, 100% of the notional futures contracts mature within one year.

    (2) As of December 31, 2000, no foreign currency swaps mature within one year. As of December 31, 1999, approximately 28% of foreign currency swaps were scheduled to mature within one year. In years 2007 to 2009, 80% of the notional value will mature.

    (3) Deferred gains and losses on anticipatory transactions are included in the carrying value of fixed maturities in the Consolidated Balance Sheets. At the time of the ultimate purchase, they are reflected as a basis adjustment to the purchased asset. As of December 31, 2000, the Company had $0.2 of net deferred gains for futures contracts. The Company expects the anticipatory transaction to occur in the first quarter of 2001 and the entire $0.2 of net deferred gains will be amortized into income as a hedge of a forecasted transaction. As of December 31, 1999, the Company had $1.4 of net deferred losses for futures contracts and interest rate swaps which were basis adjusted in 2000.

The following is a reconciliation of notional amounts by derivative type and strategy as of December 31, 2000 and 1999:

                                                                      BY DERIVATIVE TYPE
----------------------------------------------------------------------------------------------------------------------
                                         December 31, 1999                         Maturities/         December 31, 2000
                                          Notional Amount        Additions      Terminations (1)        Notional Amount
-------------------------------------------------------------------------------------------------------------------------
        Caps                                   $1,764             $   --             $1,187                  $  577
        Floors                                    405                100                210                     295
        Swaps/Forwards                          3,209              1,697              2,288                   2,618
        Futures                                     5                300                161                     144
        Options                                    86                 --                 11                      75
-------------------------------------------------------------------------------------------------------------------------
                              TOTAL            $5,469             $2,097             $3,857                  $3,709
-------------------------------------------------------------------------------------------------------------------------

                                                                           BY STRATEGY
-------------------------------------------------------------------------------------------------------------------------
        Liability                              $1,580             $  215             $1,134                  $  661
        Anticipatory                              117                339                312                     144
        Asset                                   2,802              1,300              1,338                   2,764
        Portfolio                                 970                243              1,073                     140
-------------------------------------------------------------------------------------------------------------------------
                              TOTAL            $5,469             $2,097             $3,857                  $3,709
-------------------------------------------------------------------------------------------------------------------------

    (1) During 2000, the Company had no significant gains or losses on terminations of hedge positions using derivative financial instruments.

(i) COLLATERAL ARRANGEMENTS

Hartford Life Insurance Company entered into various collateral arrangements which require both the pledging and accepting of collateral, in connection with its derivative instruments and repurchase agreements. As of December 31,

2000, collateral pledged had not been separately reported in the Consolidated Balance Sheets. The classification and carrying amounts of collateral pledged at December 31, 2000 were as follows:

                                                              Carrying
                                                               Amount
                                                              --------
ASSETS
  U.S. Government and Government agencies and authorities
   (guaranteed and sponsored)                                    $3
  U.S. Government and Government agencies and authorities
   (guaranteed and sponsored) -- asset backed                     4
                                                              --------
                                                       TOTAL     $7
                                                              --------

At December 31, 2000, Hartford Life Insurance Company had accepted collateral consisting primarily of U.S. Government securities with a fair value of $252. While the Company is permitted by contract to sell or repledge the collateral accepted, none of the collateral has been sold or repledged at December 31, 2000. As of December 31, 2000, all collateral accepted was held in separate custodial accounts.

4. FAIR VALUE OF FINANCIAL INSTRUMENTS

SFAS No. 107 "Disclosure about Fair Value of Financial Instruments", requires disclosure of fair value information of financial instruments. For certain financial instruments where quoted market prices are not available, other independent valuation techniques and assumptions are used. Because considerable judgment is used, these estimates are not necessarily indicative of amounts that could be realized in a current market exchange. SFAS No. 107 excludes certain financial instruments from disclosure, including insurance contracts other than financial guarantees and investment contracts. Hartford Life Insurance Company uses the following methods and assumptions in estimating the fair value of each class of financial instrument.

Fair value for fixed maturities and marketable equity securities approximates those quotations published by applicable stock exchanges or received from other reliable sources.

For policy loans, carrying amounts approximate fair value.

Fair value of other investments, which primarily consist of partnership investments, is based on external market valuations from partnership management. Other investments also include mortgage loans, whereby the carrying value approximates fair value.

Other policyholder funds fair value information is determined by estimating future cash flows, discounted at the current market rate.

The fair value of derivative financial instruments, including swaps, caps, floors, futures, options and forward commitments, is determined using a pricing model which is similar to external valuation models. Derivative instruments are reported below as a component of other investments.

The carrying amount and fair values of Hartford Life Insurance Company's financial instruments as of December 31, 2000 and 1999 were as follows:

                                                                  2000                           1999
                                                         -----------------------------------------------------
                                                         Carrying        Fair           Carrying        Fair
                                                          Amount         Value           Amount         Value
                                                         -----------------------------------------------------
ASSETS
  Fixed maturities                                       $14,257        $14,257         $13,499        $13,499
  Equity securities                                           48             48              56             56
  Policy loans                                             3,573          3,573           4,187          4,187
  Other investments                                          784            785             342            348
LIABILITIES
  Other policyholder funds (1)                            11,676         11,305          11,734         11,168
                                                         -----------------------------------------------------

    (1) Excludes universal life insurance contracts, including corporate owned life insurance.

5. SEPARATE ACCOUNTS

Hartford Life Insurance Company maintained separate account assets and liabilities totaling $113.7 billion and $110.4 billion as of December 31, 2000 and 1999, respectively, which are reported at fair value. Separate account assets, which are segregated from other investments, reflect two categories of risk assumption: non-guaranteed separate accounts totaling $104.1 billion and $101.7 billion as of December 31, 2000 and 1999, respectively, wherein the policyholder assumes substantially all the investment risks and rewards, and guaranteed separate accounts totaling $9.6 and $8.7 billion as of December 31, 2000 and 1999, respectively, wherein Hartford Life Insurance Company contractually guarantees either a minimum return or account value to the policyholder. Included in non-guaranteed separate account assets were policy loans totaling $697 and $860 as of December 31, 2000 and 1999, respectively. Net investment income (including net realized capital gains and losses) and interest credited to policyholders on separate account assets are not reflected in the Consolidated Statements of Income.

Separate account management fees and other revenues were $1.3 billion, $1.1 billion, and $908 in 2000, 1999 and 1998, respectively. The guaranteed separate accounts include fixed market value adjusted (MVA) individual annuities and modified guaranteed life insurance. The average credited interest rate on these contracts was 6.6% and 6.5% as of December 31, 2000 and 1999, respectively. The assets that support these liabilities were comprised of $9.4 billion and $8.7 billion in fixed maturities as of December 31, 2000 and 1999, respectively, and $0.2 billion of other invested assets as of December 31, 2000. The portfolios are segregated from other investments and are managed to minimize liquidity and interest rate risk. In order to minimize the risk of disintermediation associated with early withdrawals, fixed MVA annuity and modified guaranteed life insurance contracts carry a graded surrender charge as well as a market value adjustment. Additional investment risk is hedged using a variety of derivatives which totaled $3 and $(96) in carrying value and $3.5 billion and $2.0 billion in notional amounts as of December 31, 2000 and 1999, respectively.

6. STATUTORY RESULTS

                                                                       For the years ended December 31,
                                                                     ------------------------------------
                                                                      2000           1999           1998
                                                                     ------------------------------------
Statutory net income                                                 $  283         $  151         $  211
                                                                     ------------------------------------
Statutory capital and surplus                                        $1,972         $1,905         $1,676
                                                                     ------------------------------------

A significant percentage of the consolidated statutory surplus is permanently reinvested or is subject to various state regulatory restrictions which limit the payment of dividends without prior approval. The total amount of statutory dividends which may be paid by the insurance subsidiaries of the Company in 2001, without prior regulatory approval, is estimated to be $303.

Hartford Life Insurance Company and its domestic insurance subsidiaries prepare their statutory financial statements in accordance with accounting practices prescribed by the applicable state of domicile. Prescribed statutory accounting practices include publications of the National Association of Insurance Commissioners (NAIC), as well as state laws, regulations and general administrative rules.

The NAIC adopted the Codification of Statutory Accounting Principles (Codification) in March 1998. The effective date for the statutory accounting guidance is January 1, 2001. Each of Hartford Life Insurance Company's domiciliary states has adopted Codification and the Company has made the necessary changes in its statutory reporting required for implementation. The Company has determined that the overall impact of applying the new guidance will result in a one-time statutory cumulative transition benefit of approximately $50 in statutory surplus.

7. STOCK COMPENSATION PLANS

Hartford Life's employees are included in The Hartford 2000 Incentive Stock Plan and The Hartford Employee Stock Purchase Plan. Prior to The Hartford Acquisition, eligible employees of Hartford Life were included in Hartford Life's stock based compensation plans, the 1997 Hartford Life, Inc. Incentive Stock Plan and the Hartford Life, Inc. Employee Stock Purchase Plan. As a result of the The Hartford Acquisition, all eligible participants of Hartford Life's stock based compensation plans were converted to The Hartford's stock based compensation plans. For the year ended December 31, 2000, Hartford Life Insurance Company's compensation expense related to The Hartford's two stock based compensation plans and Hartford Life's two stock based compensation plans was not material to Hartford Life Insurance Company's results of operations. For the years ended December 31, 1999 and 1998, Hartford Life Insurance Company's compensation expense related to Hartford Life's two stock based compensation plans was not material.

8. POSTRETIREMENT BENEFIT AND SAVINGS PLANS

(a) PENSION PLANS

Hartford Life's employees are included in The Hartford's non-contributory defined benefit pension and postretirement health care and life insurance benefit plans. Defined benefit pension expense, allocated by The Hartford to Hartford Life Insurance Company, was $5 in 2000, $6 in both 1999 and 1998. Postretirement health care and life insurance benefits expense, allocated by The Hartford, was not material to the results of operations for 2000, 1999 and 1998.

(b) INVESTMENT AND SAVINGS PLAN

Substantially all Hartford Life's U.S. employees are eligible to participate in The Hartford's Investment and Savings Plan. The cost to Hartford Life Insurance Company for this plan was approximately $5 in 2000 and $4 in both 1999 and 1998.

9. REINSURANCE

Hartford Life Insurance Company cedes insurance to other insurers in order to limit its maximum losses. Such transfer does not relieve Hartford Life Insurance Company of its primary liability and, as such, failure of reinsurers to honor their obligations could result in losses to Hartford Life Insurance Company. Hartford Life Insurance Company reduces this risk by evaluating the financial condition of reinsurers and monitoring for possible concentrations of credit risk. As of December 31, 2000, Hartford Life Insurance Company had no significant concentrations of credit risk related to reinsurance.

The Company records a receivable for reinsured benefits paid and the portion of insurance liabilities that are reinsured. The cost of reinsurance related to long-duration contracts is accounted for over the life of the underlying reinsured policies using assumptions consistent with those used to account for the underlying policies. Reinsurance recoveries on ceded reinsurance contracts recognized in the Consolidated Statements of Income were $578, $397 and $300 for the years ended December 31, 2000, 1999 and 1998, respectively. Hartford Life Insurance Company also assumes insurance from other insurers.

The effect of reinsurance on fee income, earned premiums and other is summarized as follows:

                                                                       For the years ended December 31,
                                                                     ------------------------------------
FEE INCOME, EARNED PREMIUMS AND OTHER                                 2000           1999           1998
                                                                     ------------------------------------
Gross                                                                $2,885         $2,660         $2,722
Reinsurance assumed                                                      44             95            150
Reinsurance ceded                                                      (723)          (710)          (654)
                                                                     ------------------------------------
                                                         NET         $2,206         $2,045         $2,218
                                                                     ------------------------------------

Hartford Life Insurance Company maintains certain reinsurance agreements with HLA, whereby the Company cedes both group life and group accident and health risk. Under these treaties, the Company ceded group life premium of $101, $119 and $132 in 2000, 1999 and 1998, respectively, and accident and health premium of $429, $430 and $379, respectively, to HLA.

Pursuant to a reinsurance agreement dating back to 1992, the Company assumed 100% of certain blocks of individual life insurance from HLA. Under this reinsurance agreement Hartford Life Insurance Company assumed $9 and $13 of premium from HLA in 1999 and 1998, respectively. On December 1, 1999, HLA recaptured this in force block of individual life insurance previously ceded to the Company. This commutation resulted in a reduction in the Company's assets of $666, consisting of $556 of invested assets, $99 of deferred policy acquisition costs and $11 of other assets. Liabilities decreased $650, consisting of $543 of other policyholder funds, $60 of future policy benefits and $47 of other liabilities. As a result, the Company recognized an after-tax loss relating to this transaction of $16.

In 1998, Hartford Life recaptured an in force block of Corporate Owned Life Insurance (COLI) business previously ceded to MBL Assurance Co. of New Jersey (MBL Life). The transaction was consummated through an assignment of a reinsurance arrangement between Hartford Life Insurance Company and MBL Life to a Hartford Life Insurance Company subsidiary. Hartford Life Insurance Company originally assumed the life insurance block in 1992 from Mutual Benefit Life, which was placed in court-supervised rehabilitation in 1991, and reinsured a portion of those policies back to MBL Life. This recapture was effective January 1, 1998 and resulted in a decrease in ceded premiums and other considerations of $163 in 1998. Additionally, this transaction resulted in a decrease in reinsurance recoverables of $4.8 billion, which was exchanged for the fair value of assets comprised of $4.3 billion in policy loans and $443 in other net assets.

10. INCOME TAX

Hartford Life and The Hartford have entered into a tax sharing agreement under which each member in the consolidated U.S. federal income tax return will make payments between them such that, with respect to any period, the amount of taxes to be paid by the Company, subject to certain adjustments, generally will be determined as though the Company were filing a separate federal income tax return.

As long as The Hartford continues to own at least 80% of the combined voting power of the value of the outstanding capital stock of the Company, the Company will be included in The Hartford's consolidated federal income tax return. The life insurance companies filed a separate consolidated federal income tax return for 1999 and 1998. The Company's effective tax rate was 28% in 2000 and 35% in both 1999 and 1998, respectively.

Income tax expense (benefit) is as follows:

                                                                          For the years ended
                                                                              December 31,
                                                                     ------------------------------
                                                                     2000         1999         1998
                                                                     ------------------------------
Current                                                              $121         $(50)        $307
Deferred                                                               73          241         (119)
                                                                     ------------------------------
                                          INCOME TAX EXPENSE         $194         $191         $188
                                                                     ------------------------------

A reconciliation of the tax provision at the U.S. federal statutory rate to the provision (benefit) for income taxes is as follows:

                                                                          For the years ended
                                                                              December 31,
                                                                     ------------------------------
                                                                     2000         1999         1998
                                                                     ------------------------------
Tax provision at the U.S. federal statutory rate                     $238         $193         $188
Municipal bond and other tax-exempt income                            (24)          --           --
IRS audit settlement (See Note 12(c))                                 (24)          --           --
Other                                                                   4           (2)          --
                                                                     ------------------------------
                                                       TOTAL         $194         $191         $188
                                                                     ------------------------------

Deferred tax assets (liabilities) include the following as of December 31:

                                                                      2000    1999
                                                              ---------------------
Tax basis deferred policy acquisition costs                           $ 749   $ 720
Financial statement deferred policy acquisition costs and
 reserves                                                              (112)     11
Employee benefits                                                        (1)     (3)
Net unrealized capital losses (gains) on securities                      (9)    138
Investments and other                                                  (388)   (407)
                                                              ---------------------
                                                       TOTAL          $ 239   $ 459
                                                              ---------------------

Hartford Life Insurance Company had a current tax receivable of $96 and $56 as of December 31, 2000 and 1999, respectively.

Prior to the Tax Reform Act of 1984, the Life Insurance Company Income Tax Act of 1959 permitted the deferral from taxation of a portion of statutory income under certain circumstances. In these situations, the deferred income was accumulated in a "Policyholders' Surplus Account" and, based on current tax law, will be taxable in the future only under conditions which management considers to be remote; therefore, no federal income taxes have been provided on the balance in this account, which for tax return purposes was $104 as of December 31, 2000.

11. RELATED PARTY TRANSACTIONS

Transactions of the Company with its affiliates relate principally to tax settlements, reinsurance, insurance coverage, rental and service fees, payment of dividends and capital contributions. In addition, certain affiliated insurance companies purchased group annuity contracts from the Company to fund pension costs and claim annuities to settle casualty claims. Substantially all general insurance expenses related to the Company, including rent and employee benefit plan expenses, are initially paid by The Hartford. Direct expenses are allocated to the Company using specific identification, and indirect expenses are allocated using other applicable methods. Indirect expenses include those for corporate areas which, depending on type, are allocated based on either a percentage of direct expenses or on utilization. Indirect expenses allocated to the Company by The Hartford were $56 in 2000 and $47 in both 1999 and 1998.

12. COMMITMENTS AND CONTINGENT LIABILITIES

(a) LITIGATION

Hartford Life Insurance Company is involved or may become involved in various legal actions, in the normal course of its business, in which claims for alleged economic and punitive damages have been or may be asserted. Some of the pending litigation has been filed as purported class actions and some actions have been filed in certain jurisdictions that permit punitive damage awards that are disproportionate to the actual damages incurred. Although there can be no assurances, at the present time, the Company does not anticipate that the ultimate liability arising from potential, pending or threatened legal actions, after consideration of provisions made for estimated losses and costs of defense, will have a material adverse effect on the financial condition or operating results of the Company.

(b) LEASES

The rent paid to Hartford Fire for space occupied by the Company was $14, $9 and $7 in 2000, 1999 and 1998, respectively. Future minimum rental commitments are as follows:

2001                                                          $     14
2002                                                                13
2003                                                                12
2004                                                                12
2005                                                                13
Thereafter                                                          49
                                                              --------
                                                       TOTAL  $    113
                                                              --------

The principal executive offices of Hartford Life Insurance Company, together with its parent, are located in Simsbury, Connecticut. Rental expense is recognized on a level basis over the term of the primary sublease for the facility located in Simsbury, Connecticut, which expires on December 31, 2009, and amounted to approximately $10 in 2000 and $9 in both 1999 and 1998.

(c) TAX MATTERS

Hartford Life's federal income tax returns are routinely audited by the Internal Revenue Service (IRS). Hartford Life's 1996-1997 federal income tax returns are currently under audit by the IRS. Management believes that adequate provision has been made in the financial statements for any potential assessments that may result from tax examinations and other tax related matters for all open tax years.

During the second quarter of 2000, Hartford Life reached a settlement with the IRS with respect to certain tax matters for the 1993-1995 tax years. This settlement resulted in a $24 tax benefit recorded in the Company's second quarter results of operations. This same matter is currently under review with the IRS for the 1996-1997 tax years.

(d) UNFUNDED COMMITMENTS

At December 31, 2000, Hartford Life Insurance Company has outstanding commitments to fund limited partnership investments totaling $182. These capital commitments can be called by the partnerships during the five-year commitment period to fund working capital needs or the purchase of new investments. If the commitment period expires and the commitment has not been fully funded, Hartford Life Insurance Company is not required to fund the remaining unfunded commitment.

13. SEGMENT INFORMATION

Hartford Life Insurance Company is organized into three reportable operating segments which include Investment Products, Individual Life and Corporate Owned Life Insurance (COLI). Investment Products offers individual fixed and variable annuities, retirement plan services and other investment products. Individual Life sells a variety of life insurance products, including variable life, universal life, interest sensitive whole life and term life insurance. COLI primarily offers variable products used by employers to fund non-qualified benefits or other post-employment benefit obligations as well as leveraged COLI. The Company includes in "Other" corporate items not directly allocable to any of its reportable operating segments, as well as certain group benefit products including group life and group disability insurance that is directly written by the Company and is substantially ceded to its parent, HLA.

The accounting policies of the reportable operating segments are the same as those described in the summary of significant accounting policies in Note 2. Hartford Life Insurance Company evaluates performance of its segments based on revenues, net income and the segment's return on allocated capital. The Company charges direct operating expenses to the appropriate segment and allocates the majority of indirect expenses to the segments based on an intercompany expense arrangement. Intersegment revenues are not significant and primarily occur between corporate and the operating segments. These amounts include interest income on allocated surplus and the allocation of net realized capital gains and losses through net investment income utilizing the duration of the segment's investment portfolios. The Company's revenues are primarily derived from customers within the United States. The Company's long-lived assets primarily consist of deferred policy acquisition costs and deferred tax assets from within the United States. The following tables present summarized financial information concerning the Company's segments as well as the Company's revenues by product.

                                                                  For the years ended December 31,
                                                              ----------------------------------------
                                                                2000           1999             1998
                                                              ----------------------------------------
TOTAL REVENUES
  Investment Products                                         $  2,068       $  1,884         $  1,779
  Individual Life                                                  545            574              543
  COLI                                                             765            830            1,567
  Other                                                             69            112               86
                                                              ----------------------------------------
                                              TOTAL REVENUES  $  3,447       $  3,400         $  3,975
                                                              ----------------------------------------
NET INVESTMENT INCOME
  Investment Products                                         $    724       $    699         $    736
  Individual Life                                                  142            169              181
  COLI                                                             366            431              793
  Other                                                             94             60               49
                                                              ----------------------------------------
                                 TOTAL NET INVESTMENT INCOME  $  1,326       $  1,359         $  1,759
                                                              ----------------------------------------
AMORTIZATION OF DEFERRED POLICY ACQUISITION COSTS
  Investment Products                                         $    477       $    411         $    326
  Individual Life                                                  127            128              105
  COLI                                                              --             --               --
  Other                                                             --             --               --
                                                              ----------------------------------------
     TOTAL AMORTIZATION OF DEFERRED POLICY ACQUISITION COSTS  $    604       $    539         $    431
                                                              ----------------------------------------
INCOME TAX EXPENSE (BENEFIT)
  Investment Products                                         $    150       $    159         $    145
  Individual Life                                                   38             37               35
  COLI                                                              19             15               12
  Other                                                            (13)           (20)              (4)
                                                              ----------------------------------------
                                    TOTAL INCOME TAX EXPENSE  $    194       $    191         $    188
                                                              ----------------------------------------
NET INCOME (LOSS)
  Investment Products                                         $    354       $    300         $    270
  Individual Life                                                   70             68               64
  COLI                                                              35             28               24
  Other                                                             28            (35)              (8)
                                                              ----------------------------------------
                                            TOTAL NET INCOME  $    487       $    361         $    350
                                                              ----------------------------------------
ASSETS
  Investment Products                                         $106,553       $106,352         $ 87,207
  Individual Life                                                6,558          5,962            5,228
  COLI                                                          23,384         20,198           22,631
  Other                                                          2,340          2,453            3,197
                                                              ----------------------------------------
                                                TOTAL ASSETS  $138,835       $134,965         $118,263
                                                              ----------------------------------------
REVENUES BY PRODUCT
  Investment Products
    Individual Annuities                                      $  1,447       $  1,313         $  1,132
    Other                                                          621            571              647
                                                              ----------------------------------------
                                   TOTAL INVESTMENT PRODUCTS     2,068          1,884            1,779
                                                              ----------------------------------------
  Individual Life                                                  545            574              543
  COLI                                                             765            830            1,567
                                                              ----------------------------------------

14. SUBSEQUENT EVENT

On January 25, 2001, The Hartford, through the Hartford Life entities, agreed to acquire the U.S. individual life insurance, annuity and mutual fund business of Fortis, Inc. (operating as Fortis Financial Group and referred to as "Fortis") for $1.12 billion in cash. The acquisition will be effected through several reinsurance agreements with subsidiaries of Fortis and the purchase of 100% of the stock of Fortis Advisors, Inc. and Fortis Investors, Inc., wholly-owned subsidiaries of Fortis. The Fortis transaction, which is subject to insurance regulatory approval and other customary conditions, is expected to be completed in the second quarter of 2001. The acquisition will be accounted for as a purchase transaction. The acquisition is being financed through capital contributions of $1.2 billion from Hartford Life, Inc.

15. QUARTERLY RESULTS FOR 2000 AND 1999 (UNAUDITED)

                                                                       Three Months Ended
                                            March 31,           June 30,          September 30,        December 31,
                                          ----------------------------------------------------------------------------
                                          2000      1999      2000      1999      2000      1999      2000        1999
                                          ----------------------------------------------------------------------------
Revenues                                  $838      $838      $831      $853      $919      $846      $859      $  863
Benefits, claims and expenses              645       703       682       722       730       695       709         728
Net income                                 128        88       130        85       129       100       100          88
                                          ----------------------------------------------------------------------------

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
                      SCHEDULE I -- SUMMARY OF INVESTMENTS
                      OTHER THAN INVESTMENTS IN AFFILIATES
                            AS OF DECEMBER 31, 2000
                                 (IN MILLIONS)

                                                                                         Amount at
                                                                             Fair       which shown
                                          Type of Investment       Cost      Value    on Balance Sheet
                                                                  ------------------------------------
FIXED MATURITIES
Bonds and Notes
  U.S. Government and Government agencies and authorities
   (guaranteed and sponsored)                                     $   185   $   201       $   201
  U.S. Government and Government agencies and authorities
   (guaranteed and sponsored) -- asset backed                         895       906           906
  States, municipalities and political subdivisions                    79        83            83
  Foreign governments                                                 269       268           268
  Public utilities                                                    557       551           551
  All other corporate, including international                      5,816     5,765         5,765
  All other corporate -- asset backed                               5,284     5,357         5,357
  Short-term investments                                              750       750           750
  Certificates of deposit                                             383       375           375
  Redeemable preferred stock                                            1         1             1
                                                                  ------------------------------------
                                      TOTAL FIXED MATURITIES       14,219    14,257        14,257
                                                                  ------------------------------------

EQUITY SECURITIES
 Common Stocks
  Industrial and miscellaneous                                         51        48            48
                                                                  ------------------------------------
                                     TOTAL EQUITY SECURITIES           51        48            48
                                                                  ------------------------------------
                TOTAL FIXED MATURITIES AND EQUITY SECURITIES       14,270    14,305        14,305
                                                                  ------------------------------------
Policy Loans                                                        3,573     3,573         3,573
                                                                  ------------------------------------
OTHER INVESTMENTS
  Mortgage loans on real estate                                       201       200           200
  Investment in partnerships                                          569       578           578
  Other invested assets                                                 6         7             6
                                                                  ------------------------------------
                                     TOTAL OTHER INVESTMENTS          776       785           784
                                                                  ------------------------------------
                                           TOTAL INVESTMENTS      $18,619   $18,663       $18,662
                                                                  ------------------------------------

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
              SCHEDULE III -- SUPPLEMENTARY INSURANCE INFORMATION
              FOR THE YEARS ENDED DECEMBER 31, 2000, 1999 AND 1998
                                 (IN MILLIONS)

                                                                                                                  Benefits,
                              Deferred                                                                   Net      Claims and
                               Policy       Future       Other                 Earned        Net       Realized     Claim
                             Acquisition    Policy    Policyholder   Policy   Premiums    Investment   Capital    Adjustment
Segment                       on Costs     Benefits      Funds        Fees    and Other     Income      Losses     Expenses
                             -----------------------------------------------------------------------------------------------

2000
Investment Products            $3,292       $3,293      $ 8,287      $1,325     $ 19        $  724       $ --       $  686
Individual Life                 1,033          274        1,984         394        9           142         --          216
Corporate Owned Life
 Insurance                         --          283        4,645         390        9           366         --          545
Other                              --          978           31          --       60            94        (85)          48
                             -----------------------------------------------------------------------------------------------
 CONSOLIDATED OPERATIONS       $4,325       $4,828      $14,947      $2,109     $ 97        $1,326       $(85)      $1,495
                             -----------------------------------------------------------------------------------------------
1999
                             -----------------------------------------------------------------------------------------------
Investment Products            $3,099       $2,744      $ 8,859      $1,148     $ 37        $  699       $ --       $  660
Individual Life                   914          270        1,880         388       17           169         --          254
Corporate Owned Life
 Insurance                         --          321        5,244         399       --           431         --          621
Other                              --          997           21          --       56            60         (4)          39
                             -----------------------------------------------------------------------------------------------
 CONSOLIDATED OPERATIONS       $4,013       $4,332      $16,004      $1,935     $110        $1,359       $ (4)      $1,574
                             -----------------------------------------------------------------------------------------------
1998
                             -----------------------------------------------------------------------------------------------
Investment Products            $2,823       $2,407      $ 9,194      $  979     $ 64        $  736       $ --       $  670
Individual Life                   931          466        2,307         336       27           181         (1)         262
Corporate Owned Life
 Insurance                         --          225        8,097         774       --           793         --          924
Other                              --          497           17          --       38            49         (1)          55
                             -----------------------------------------------------------------------------------------------
 CONSOLIDATED OPERATIONS       $3,754       $3,595      $19,615      $2,089     $129        $1,759       $ (2)      $1,911
                             -----------------------------------------------------------------------------------------------

                                         Amortization
                             Insurance   of Deferred
                             Expenses       Policy
                                and      Acquisition    Dividends to
Segment                        Other        Costs       Policyholders
                             ----------------------------------------
2000
Investment Products            $401          $477           $ --
Individual Life                  94           127             --
Corporate Owned Life
 Insurance                       99            --             67
Other                             6            --             --
                             ----------------------------------------
 CONSOLIDATED OPERATIONS       $600          $604           $ 67
                             ----------------------------------------
1999
                             ----------------------------------------
Investment Products            $354          $411           $ --
Individual Life                  87           128             --
Corporate Owned Life
 Insurance                       62            --            104
Other                           128            --             --
                             ----------------------------------------
 CONSOLIDATED OPERATIONS       $631          $539           $104
                             ----------------------------------------
1998
                             ----------------------------------------
Investment Products            $368          $326           $ --
Individual Life                  77           105             --
Corporate Owned Life
 Insurance                      278            --            329
Other                            43            --             --
                             ----------------------------------------
 CONSOLIDATED OPERATIONS       $766          $431           $329
                             ----------------------------------------

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
                           SCHEDULE IV -- REINSURANCE
                                 (IN MILLIONS)

                                                                                                     Percentage
                                          Gross        Ceded to        Assumed From       Net        of Amount
                                          Amount    Other Companies   Other Companies    Amount    Assumed to Net
                                         ------------------------------------------------------------------------
FOR THE YEAR ENDED DECEMBER 31, 2000
Life insurance in force                  $348,605      $145,529           $10,219       $213,295        4.8%
FEE INCOME, EARNED PREMIUMS AND OTHER
Life insurance and annuities             $  2,414      $    271           $    35       $  2,178        1.6%
Accident and health insurance                 471           452                 9             28       32.1%
                                         ------------------------------------------------------------------------
               TOTAL FEE INCOME, EARNED
                     PREMIUMS AND OTHER  $  2,885      $    723           $    44       $  2,206        2.0%
                                         ------------------------------------------------------------------------
FOR THE YEAR ENDED DECEMBER 31, 1999
Life insurance in force                  $307,970      $131,162           $11,785       $188,593        6.2%
FEE INCOME, EARNED PREMIUMS AND OTHER
Life insurance and annuities             $  2,212      $    275           $    84       $  2,021        4.2%
Accident and health insurance                 448           435                11             24       45.8%
                                         ------------------------------------------------------------------------
               TOTAL FEE INCOME, EARNED
                     PREMIUMS AND OTHER  $  2,660      $    710           $    95       $  2,045        4.6%
                                         ------------------------------------------------------------------------
FOR THE YEAR ENDED DECEMBER 31, 1998
Life insurance in force                  $326,400      $200,782           $18,289       $143,907       12.7%
FEE INCOME, EARNED PREMIUMS AND OTHER
Life insurance and annuities             $  2,329      $    271               142       $  2,200        6.5%
Accident and health insurance                 393           383                 8             18       44.4%
                                         ------------------------------------------------------------------------
               TOTAL FEE INCOME, EARNED
                     PREMIUMS AND OTHER  $  2,722      $    654               150       $  2,218        6.8%
                                         ------------------------------------------------------------------------